BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 8.1%
Accredited Mortgage Loan Trust, Series 2004-4,
Class M2, (LIBOR USD 1 Month + 1.58%),
1.66%, 01/25/35
(a)
................. USD 913 $ 922,708
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(LIBOR USD 3 Month + 2.15%), 2.27%,
01/15/33
(a)(b)
..................... 2,000 2,000,423
AIG CLO LLC
(a)(b)
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.12%, 04/15/34 .... 3,000 2,999,985
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.00%), 3.12%, 04/15/34 .... 3,100 3,099,974
AIG CLO Ltd.
(a)(b)
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.18%, 04/20/32 .... 2,500 2,500,573
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.23%, 04/20/32 .... 1,000 1,001,979
Series 2019-2A, Class A, (LIBOR USD 3
Month + 1.36%), 1.48%, 10/25/32 .... 11,500 11,506,946
Series 2019-2A, Class AR, (LIBOR USD 3
Month + 1.10%), 0.00%, 10/25/33 .... 7,300 7,300,000
Series 2021-2A, Class B, (LIBOR USD 3
Month + 1.75%), 1.84%, 07/20/34 .... 14,000 14,035,570
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.00%), 2.09%, 07/20/34 .... 5,000 5,033,967
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.05%), 3.14%, 07/20/34 .... 2,500 2,487,564
AIMCO CLO
(a)(b)
Series 2015-AA, Class BR2, (LIBOR USD 3
Month + 1.60%), 1.72%, 10/17/34 .... 1,500 1,500,000
Series 2015-AA, Class CR2, (LIBOR USD 3
Month + 2.00%), 2.12%, 10/17/34 .... 3,000 2,992,534
Series 2015-AA, Class DR2, (LIBOR USD 3
Month + 3.05%), 3.17%, 10/17/34 .... 3,500 3,487,104
AIMCO CLO 10 Ltd.
(a)(b)
Series 2019-10A, Class CR, (LIBOR USD 3
Month + 1.90%), 2.03%, 07/22/32 .... 7,500 7,480,603
Series 2019-10A, Class DR, (LIBOR USD 3
Month + 2.90%), 3.03%, 07/22/32 .... 3,500 3,499,985
Aimco CLO 11 Ltd., Series 2020-11A, Class
CR, (LIBOR USD 3 Month + 2.00%), 0.00%,
10/17/34
(a)(b)
..................... 2,000 2,000,000
AIMCO CLO 11 Ltd.
(a)(b)
Series 2020-11A, Class B1, (LIBOR USD 3
Month + 1.80%), 1.92%, 10/15/31 .... 2,000 2,000,000
Series 2020-11A, Class C, (LIBOR USD 3
Month + 2.40%), 2.52%, 10/15/31 .... 2,000 2,000,000
AIMCO CLO 12 Ltd., Series 2020-12A, Class
B, (LIBOR USD 3 Month + 1.55%), 1.67%,
01/17/32
(a)(b)
..................... 8,240 8,231,897
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.04%,
10/17/34
(a)(b)
..................... 1,500 1,493,994
Ajax Mortgage Loan Trust
(b)
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
67 65,277
Series 2018-F, Class C, 0.00%, 11/25/58
(c)
. 104 67,737
Series 2018-G, Class A, 4.38%, 06/25/57
(a)
4,124 4,122,637
Series 2018-G, Class B, 5.25%, 06/25/57
(a)(c)
816 615,703
Series 2018-G, Class C, 5.25%, 06/25/57 . 2,082 2,066,683
Series 2019-B, Class A, 3.75%, 01/25/59
(a)
2,205 2,229,153
Series 2019-B, Class B, 5.25%, 01/25/59
(a)(c)
420 317,100
Series 2019-B, Class C, 0.00%, 01/25/59 . 1,070 938,442
Allegany Park CLO Ltd., Series 2019-1A, Class
A, (LIBOR USD 3 Month + 1.33%), 1.46%,
01/20/33
(a)(b)
..................... 4,000 4,002,007
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (LIBOR USD 3 Month + 2.15%), 2.28%,
10/21/28
(a)(b)
..................... USD 1,300 $ 1,300,669
Allegro CLO VI Ltd., Series 2017-2A, Class
B, (LIBOR USD 3 Month + 1.50%), 1.62%,
01/17/31
(a)(b)
..................... 1,000 994,700
Allegro CLO VII Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 1.77%,
06/13/31
(a)(b)
..................... 1,000 997,524
Allegro CLO XI Ltd., Series 2019-2A, Class
A1A, (LIBOR USD 3 Month + 1.39%),
1.51%, 01/19/33
(a)(b)
................ 2,000 2,002,883
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 1.97%, 10/15/29
(a)(b)
3,500 3,500,315
AMMC CLO 21 Ltd., Series 2017-21A, Class
A, (LIBOR USD 3 Month + 1.25%), 1.38%,
11/02/30
(a)(b)
..................... 1,750 1,750,151
AMSR Trust
(b)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ..................... 10,250 10,400,968
Series 2020-SFR1, Class F, 3.57%,
04/17/37 ..................... 19,850 20,041,705
Series 2020-SFR1, Class G, 4.31%,
04/17/37 ..................... 7,500 7,608,882
Series 2021-SFR3, Class F, 3.23%,
10/17/38 ..................... 11,000 10,851,681
Anchorage Capital CLO 3-R Ltd.
(a)(b)
Series 2014-3RA, Class B, (LIBOR USD 3
Month + 1.50%), 1.64%, 01/28/31 .... 3,400 3,393,352
Series 2014-3RA, Class C, (LIBOR USD 3
Month + 1.85%), 1.99%, 01/28/31 .... 1,250 1,247,079
Anchorage Capital CLO 4-R Ltd.
(a)(b)
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 1.99%, 01/28/31 .... 600 598,603
Series 2014-4RA, Class D, (LIBOR USD 3
Month + 2.60%), 2.74%, 01/28/31 .... 2,250 2,219,918
Anchorage Capital CLO 5-R Ltd., Series
2014-5RA, Class C, (LIBOR USD 3 Month +
1.85%), 1.97%, 01/15/30
(a)(b)
.......... 1,850 1,848,615
Anchorage Capital CLO 8 Ltd.
(a)(b)
Series 2016-8A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.74%, 07/28/28 .... 1,400 1,399,569
Series 2016-8A, Class DR, (LIBOR USD 3
Month + 3.00%), 3.14%, 07/28/28 .... 4,000 4,000,312
Anchorage Capital CLO Ltd.
(a)(b)
Series 2018-10A, Class A1A, (LIBOR USD 3
Month + 1.20%), 1.32%, 10/15/31 .... 7,650 7,649,986
Series 2018-10A, Class B, (LIBOR USD 3
Month + 1.75%), 1.87%, 10/15/31 .... 3,000 2,992,088
Series 2018-10A, Class D, (LIBOR USD 3
Month + 3.15%), 3.27%, 10/15/31 .... 1,500 1,490,177
Anchorage Capital Europe CLO 2 DAC, Series
2X, Class ER, (EURIBOR 3 Month + 6.45%),
6.45%, 04/15/34
(a)(d)
................ EUR 499 576,519
Anchorage Capital Europe CLO DAC, Series
4X, Class E, (EURIBOR 3 Month + 5.71%),
5.71%, 04/25/34
(a)(d)
................ 300 341,233
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.20%,
04/15/31
(a)(b)
..................... USD 2,400 2,401,565
Apidos CLO XV
(a)(b)
Series 2013-15A, Class CRR, (LIBOR USD
3 Month + 1.85%), 1.98%, 04/20/31 ... 7,000 6,981,810
Series 2013-15A, Class DRR, (LIBOR USD
3 Month + 2.70%), 2.83%, 04/20/31 ... 2,000 1,978,157

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XX, Series 2015-20A, Class BRR,
(LIBOR USD 3 Month + 1.95%), 2.07%,
07/16/31
(a)(b)
..................... USD 1,750 $ 1,749,996
Apidos CLO XXII, Series 2015-22A, Class CR,
(LIBOR USD 3 Month + 2.95%), 3.08%,
04/20/31
(a)(b)
..................... 1,000 997,031
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (LIBOR USD 3
Month + 1.55%), 1.67%, 07/25/30 .... 1,000 997,474
Series 2018-29A, Class B, (LIBOR USD 3
Month + 1.90%), 2.02%, 07/25/30 .... 1,000 997,109
Apidos CLO XXV, Series 2016-25A, Class A1R,
(LIBOR USD 3 Month + 1.17%), 1.30%,
10/20/31
(a)(b)
..................... 4,500 4,503,825
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 2.53%,
01/20/33
(a)(b)
..................... 1,000 1,001,303
Aqueduct European CLO 2 DAC, Series 2017-
2X, Class E, (EURIBOR 3 Month + 4.40%),
4.40%, 10/15/30
(a)(d)
................ EUR 219 241,258
Ares L CLO Ltd., Series 2018-50A, Class BR,
(LIBOR USD 3 Month + 1.60%), 1.72%,
01/15/32
(a)(b)
..................... USD 6,000 5,990,119
Ares LIII CLO Ltd.
(a)(b)
Series 2019-53A, Class C, (LIBOR USD 3
Month + 2.65%), 2.77%, 04/24/31 .... 4,500 4,500,237
Series 2019-53A, Class D, (LIBOR USD 3
Month + 3.75%), 3.87%, 04/24/31 .... 3,000 3,001,826
Ares XL CLO Ltd., Series 2016-40A, Class CR,
(LIBOR USD 3 Month + 3.40%), 3.52%,
01/15/29
(a)(b)
..................... 1,000 1,000,216
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a)(b)
............ 4,500 3,014,343
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (LIBOR USD 3 Month + 1.80%), 1.93%,
07/20/30
(a)(b)
..................... 1,000 999,052
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
1.43%, 05/24/30
(a)(b)
................ 1,000 1,000,001
Ares XXXIV CLO Ltd., Series 2015-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 3.22%,
04/17/33
(a)(b)
..................... 7,250 7,160,627
Ares XXXVII CLO Ltd.
(a)(b)
Series 2015-4A, Class A1R, (LIBOR USD 3
Month + 1.17%), 1.29%, 10/15/30 .... 3,000 3,000,064
Series 2015-4A, Class A3R, (LIBOR USD 3
Month + 1.50%), 1.62%, 10/15/30 .... 1,500 1,496,494
Series 2015-4A, Class BR, (LIBOR USD 3
Month + 1.80%), 1.92%, 10/15/30 .... 1,017 1,015,180
Ares XXXVR CLO Ltd.
(a)(b)
Series 2015-35RA, Class A2, (LIBOR USD 3
Month + 1.40%), 1.52%, 07/15/30 .... 1,500 1,500,343
Series 2015-35RA, Class C, (LIBOR USD 3
Month + 1.90%), 2.02%, 07/15/30 .... 1,000 997,002
Assurant CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.25%), 1.38%, 10/20/29 .... 4,000 4,000,000
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.83%, 10/20/29 .... 3,000 3,000,000
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.10%), 2.23%, 10/20/29 .... 1,250 1,250,000
Series 2019-5A, Class A1, (LIBOR USD 3
Month + 1.39%), 1.51%, 01/15/33 .... 1,500 1,500,798
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (LIBOR USD 3 Month +
1.55%), 1.67%, 11/27/31
(a)(b)
.......... 5,500 5,505,005
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (LIBOR USD 3 Month +
1.10%), 1.22%, 07/26/31
(a)(b)
.......... USD 2,000 $ 1,999,376
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (LIBOR USD 3 Month +
1.18%), 1.30%, 10/24/31
(a)(b)
.......... 1,700 1,699,440
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(b)
..................... 11,500 333,500
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.07%, 08/23/30
(a)(b)
1,000 997,155
Atrium XV
(a)(b)
Series 15A, Class B, (LIBOR USD 3 Month
+ 1.75%), 1.87%, 01/23/31 ......... 1,000 1,000,239
Series 15A, Class D, (LIBOR USD 3 Month
+ 3.00%), 3.12%, 01/23/31 ......... 500 500,036
Aurium CLO II DAC, Series 2X, Class ERR,
(EURIBOR 3 Month + 6.08%), 6.08%,
06/22/34
(a)(d)
..................... EUR 200 228,160
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(a)(d)
..................... 670 747,344
Ballyrock CLO Ltd.
(a)(b)
Series 2020-2A, Class BR, (LIBOR USD 3
Month + 1.95%), 2.08%, 10/20/31 .... USD 4,500 4,500,000
Series 2020-2A, Class CR, (LIBOR USD 3
Month + 2.95%), 3.08%, 10/20/31 .... 2,000 2,000,000
Bardot CLO Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.90%), 2.03%,
10/22/32
(a)(b)
..................... 3,250 3,250,000
Battalion CLO 17 Ltd., Series 2021-17A, Class
C, (LIBOR USD 3 Month + 2.10%), 2.23%,
03/09/34
(a)(b)
..................... 1,000 992,419
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (LIBOR USD 3 Month + 2.05%),
2.17%, 01/25/35
(a)(b)
................ 2,000 1,985,209
Battalion CLO XIV Ltd., Series 2019-14A, Class
D, (LIBOR USD 3 Month + 3.95%), 4.08%,
04/20/32
(a)(b)
..................... 2,500 2,503,314
Battalion CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 2.12%, 04/15/34 .... 3,000 2,988,518
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.25%), 3.37%, 04/15/34 .... 3,000 2,999,970
BBAM European CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.91%), 5.91%,
07/22/34
(a)(d)
..................... EUR 200 229,002
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (LIBOR USD 1
Month + 1.25%), 1.33%, 01/25/35 .... USD 729 732,294
Series 2006-HE7, Class 1A2, (LIBOR USD 1
Month + 0.34%), 0.43%, 09/25/36 .... 685 676,350
Series 2007-HE1, Class 21A2, (LIBOR USD
1 Month + 0.16%), 0.25%, 01/25/37 ... 957 944,814
Series 2007-HE2, Class 22A, (LIBOR USD 1
Month + 0.14%), 0.23%, 03/25/37 .... 2,770 2,679,739
Series 2007-HE2, Class 23A, (LIBOR USD 1
Month + 0.14%), 0.23%, 03/25/37 .... 3,682 3,548,883
Series 2007-HE3, Class 2A, (LIBOR USD 1
Month + 0.14%), 0.23%, 04/25/37 .... 4,526 5,899,710
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 1.81%, 04/25/34
(a)
..... 2,580 2,601,463
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3 Month
+ 1.10%), 1.23%, 01/20/31
(a)(b)
......... 1,500 1,500,750

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XIX Ltd.
(a)(b)
Series 2019-19A, Class A, (LIBOR USD 3
Month + 1.35%), 1.47%, 01/15/33 .... USD 7,000 $ 7,007,918
Series 2019-19A, Class B, (LIBOR USD 3
Month + 2.00%), 2.12%, 01/15/33 .... 4,250 4,256,038
Benefit Street Partners CLO XV Ltd.
(a)(b)
Series 2018-15A, Class A1, (LIBOR USD 3
Month + 1.15%), 1.27%, 07/18/31 .... 2,200 2,200,142
Series 2018-15A, Class A2A, (LIBOR USD 3
Month + 1.70%), 1.82%, 07/18/31 .... 1,000 1,000,064
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 4.73%,
07/20/31
(a)(d)
..................... EUR 550 619,011
Bilbao CLO II DAC, Series 2X, Class DR,
(EURIBOR 3 Month + 5.97%), 5.97%,
08/20/35
(a)(d)
..................... 700 800,109
Birch Grove CLO Ltd., Series 19A, Class CR,
(LIBOR USD 3 Month + 2.20%), 2.32%,
06/15/31
(a)(b)
..................... USD 2,000 1,998,711
BlueMountain CLO DAC, Series 2021-1X,
Class E, (EURIBOR 3 Month + 5.41%),
5.41%, 04/15/34
(a)(c)(d)
............... EUR 300 340,630
BlueMountain CLO Ltd., Series 2013-2A,
Class A1R, (LIBOR USD 3 Month + 1.18%),
1.31%, 10/22/30
(a)(b)
................ USD 980 981,167
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (EURIBOR 3 Month + 6.21%),
6.21%, 02/25/34
(a)(d)
................ EUR 700 803,236
Bridge Street CLO II Ltd., Series 2021-1A,
Class A2, (LIBOR USD 3 Month + 1.75%),
1.84%, 07/20/34
(a)(b)
................ USD 5,000 4,996,171
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (LIBOR USD 3
Month + 1.65%), 1.77%, 07/18/34 .... 9,000 9,007,694
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.12%, 07/18/34 .... 2,500 2,504,266
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-2A, Class BR, (LIBOR USD 3
Month + 1.75%), 1.87%, 10/15/31 .... 1,250 1,250,082
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.12%, 07/15/30 .... 5,000 4,995,124
Canyon CLO Ltd.
(a)(b)
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.17%, 07/15/34 .... 1,000 1,000,000
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.27%, 07/15/34 .... 1,000 999,999
Series 2020-3A, Class C, (LIBOR USD 3
Month + 2.50%), 2.62%, 01/15/34 .... 1,000 1,004,257
Capital Four CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 5.91%), 5.91%,
01/15/34
(a)(d)
..................... EUR 300 342,475
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(LIBOR USD 3 Month + 1.85%), 1.98%,
04/30/31
(a)(b)
..................... USD 1,000 992,558
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (LIBOR USD 1 Month +
0.25%), 0.34%, 04/25/36
(a)
........... 2,876 2,632,424
CarVal CLO III Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.95%), 2.08%,
07/20/32
(a)(b)
..................... 2,000 1,999,995
CarVal CLO IV Ltd.
(a)(b)
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.75%), 1.89%, 07/20/34 .... 6,500 6,499,856
Series 2021-1A, Class D, (LIBOR USD 3
Month + 3.25%), 3.39%, 07/20/34 .... 5,000 4,999,641
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CarVal CLO Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 2.89%), 3.01%,
07/16/31
(a)(b)
..................... USD 1,000 $ 999,999
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 3.83%,
04/20/29
(a)(b)
..................... 1,000 1,001,500
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.25%), 1.38%, 07/20/30 .... 1,000 1,000,499
Series 2020-13A, Class A, (LIBOR USD 3
Month + 1.43%), 1.56%, 01/20/34 .... 4,000 4,012,296
C-BASS Mortgage Loan Trust, Series 2007-
CB3, Class A1, 5.77%, 03/25/37
(e)
...... 6,103 3,163,622
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (LIBOR USD 3 Month + 1.65%),
1.77%, 07/23/34
(a)(b)
................ 5,000 5,004,452
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
........ 3,950 2,468,059
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.22%, 07/17/31
(a)(b)
................ 1,750 1,749,998
CIFC European Funding CLO III DAC, Series
3X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 01/15/34
(a)(d)
................ EUR 200 223,284
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 1.43%, 04/27/31 ... USD 1,700 1,700,001
Series 2014-2RA, Class A3, (LIBOR USD 3
Month + 1.90%), 2.02%, 04/24/30 .... 500 498,878
Series 2014-3A, Class CR2, (LIBOR USD 3
Month + 2.35%), 2.48%, 10/22/31 .... 1,000 1,000,856
Series 2014-4RA, Class A2, (LIBOR USD 3
Month + 1.65%), 1.77%, 10/17/30 .... 1,000 1,000,112
Series 2014-4RA, Class B, (LIBOR USD 3
Month + 2.20%), 2.32%, 10/17/30 .... 400 400,182
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 3.20%), 3.32%, 10/17/30 .... 1,750 1,750,081
Series 2015-2A, Class DR2, (LIBOR USD 3
Month + 3.05%), 3.17%, 04/15/30 .... 2,000 2,000,123
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 1.35%, 07/20/30 .... 3,500 3,500,734
Series 2017-5A, Class B, (LIBOR USD 3
Month + 1.85%), 1.97%, 11/16/30 .... 500 498,748
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.40%), 1.52%, 04/18/31 .... 1,000 992,868
Series 2018-4A, Class A1, (LIBOR USD 3
Month + 1.15%), 1.27%, 10/17/31 .... 2,700 2,700,120
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.10%), 2.22%, 10/17/31 .... 2,000 2,000,450
Series 2019-5A, Class A1, (LIBOR USD 3
Month + 1.34%), 1.46%, 10/15/32 .... 12,500 12,505,995
Series 2019-6A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.45%, 01/16/33 .... 8,500 8,503,885
Series 2019-6A, Class D, (LIBOR USD 3
Month + 3.95%), 4.07%, 01/16/33 .... 1,150 1,152,920
Series 2020-3A, Class D, (LIBOR USD 3
Month + 3.90%), 4.03%, 10/20/31 .... 1,500 1,500,651
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.80%), 1.92%, 04/25/33 .... 9,000 8,994,635
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.00%), 3.12%, 07/15/36 .... 1,500 1,488,088
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (LIBOR USD 1
Month + 0.47%), 0.55%, 08/25/36
(a)
..... 2,814 2,786,627

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Clear Creek CLO
(a)(b)
Series 2015-1A, Class AR, (LIBOR USD 3
Month + 1.20%), 1.33%, 10/20/30 .... USD 7,000 $ 7,006,958
Series 2015-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.73%, 10/20/30 .... 3,000 3,005,465
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 . 632 639,770
Series 1997-7, Class M1, 7.03%, 07/15/28 . 2,557 2,584,797
Contego CLO IX DAC, Series 9X, Class E,
(EURIBOR 3 Month + 6.01%), 6.01%,
01/24/34
(a)(d)
..................... EUR 472 538,491
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 0.43%, 07/25/37
(a)(b)
USD 1,475 1,212,952
CVC Cordatus Loan Fund XX DAC, Series
20X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 06/22/34
(a)(d)
................ EUR 100 113,296
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.18%), 1.31%,
10/20/30
(a)(b)
..................... USD 1,000 1,000,300
Dryden 33 Senior Loan Fund, Series 2014-33A,
Class DR3, (LIBOR USD 3 Month + 3.65%),
3.77%, 04/15/29
(a)(b)
................ 2,200 2,200,696
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (LIBOR USD 3 Month + 2.05%),
2.17%, 07/18/30
(a)(b)
................ 2,000 2,000,159
Dryden 50 Senior Loan Fund
(a)(b)
Series 2017-50A, Class C, (LIBOR USD 3
Month + 2.25%), 2.37%, 07/15/30 .... 1,000 1,001,826
Series 2017-50A, Class SUB, 0.00%,
07/15/30 ..................... 4,000 2,242,040
Dryden 61 CLO Ltd., Series 2018-61A, Class
CR, (LIBOR USD 3 Month + 1.75%), 1.87%,
01/17/32
(a)(b)
..................... 8,000 7,966,366
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 3.87%,
01/16/32
(a)(b)
..................... 1,000 1,000,439
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (LIBOR USD 3 Month + 2.05%),
2.17%, 04/15/28
(a)(b)
................ 5,250 5,250,626
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (LIBOR USD 3 Month +
1.85%), 1.97%, 04/15/29
(a)(b)
.......... 6,000 5,997,628
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class B1LR, (LIBOR USD 3 Month +
3.15%), 3.27%, 08/15/30
(a)(b)
.......... 1,500 1,500,475
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (LIBOR USD 3
Month + 2.15%), 2.27%, 01/15/34 .... 3,500 3,499,982
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.10%), 1.22%, 04/15/31 .... 2,500 2,499,997
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.17%, 10/15/34 .... 3,500 3,473,071
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.22%, 10/15/34 .... 3,000 2,999,973
Series 2020-2A, Class D, (LIBOR USD 3
Month + 4.10%), 4.22%, 10/15/32 .... 2,000 2,005,143
Elevation CLO Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 2.05%), 2.17%,
10/25/30
(a)(b)
..................... 3,000 2,970,780
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.45%), 1.58%, 10/20/33 .... 2,500 2,507,518
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 4.40%), 4.53%, 10/20/33 .... 1,000 1,017,894
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elmwood CLO IV Ltd.
(a)(b)
Series 2020-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.82%, 04/15/33 .... USD 1,250 $ 1,250,000
Series 2020-1A, Class D, (LIBOR USD 3
Month + 3.15%), 3.27%, 04/15/33 .... 2,000 2,000,000
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (LIBOR USD 3 Month + 1.90%), 2.03%,
07/20/34
(a)(b)
..................... 1,500 1,482,310
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 3.23%,
10/20/34
(a)(b)
..................... 2,000 2,007,947
Elmwood CLO XI Ltd., Series 2021-4A, Class
D, (LIBOR USD 3 Month + 2.95%), 3.09%,
10/20/34
(a)(b)
..................... 2,000 1,999,942
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.50%), 0.59%, 06/25/36 .... 1,450 1,398,333
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.24%), 0.33%, 10/25/36 .... 3,676 2,916,455
Series 2006-FF13, Class A2C, (LIBOR USD
1 Month + 0.32%), 0.41%, 10/25/36 ... 2,173 1,746,788
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 0.24%, 12/25/36 .... 2,916 2,841,557
Series 2006-FFH1, Class M1, (LIBOR USD
1 Month + 0.56%), 0.64%, 01/25/36 ... 7,254 7,197,628
Flatiron CLO 17 Ltd.
(a)(b)
Series 2017-1A, Class AR, (LIBOR USD 3
Month + 0.98%), 1.10%, 05/15/30 .... 3,000 3,001,309
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 2.02%, 05/15/30 .... 1,000 1,000,420
Flatiron CLO 19 Ltd.
(a)(b)
Series 2019-1A, Class A, (LIBOR USD 3
Month + 1.32%), 1.44%, 11/16/32 .... 3,000 3,000,484
Series 2019-1A, Class C, (LIBOR USD 3
Month + 2.70%), 2.82%, 11/16/32 .... 1,500 1,501,004
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.90%), 4.02%, 11/16/32 .... 3,500 3,504,549
Flatiron CLO 20 Ltd., Series 2020-1A, Class
D, (LIBOR USD 3 Month + 3.79%), 3.92%,
11/20/33
(a)(b)
..................... 1,000 1,010,002
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.85%), 2.00%, 07/19/34 .... 2,000 1,990,144
Series 2021-1A, Class D, (LIBOR USD 3
Month + 2.90%), 3.05%, 07/19/34 .... 2,500 2,480,675
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
...................... 2,900 2,852,862
Galaxy XX CLO Ltd., Series 2015-20A, Class
D1R, (LIBOR USD 3 Month + 2.60%),
2.73%, 04/20/31
(a)(b)
................ 1,800 1,800,012
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
C, (LIBOR USD 3 Month + 1.70%), 1.82%,
01/15/31
(a)(b)
..................... 500 495,910
Galaxy XXVII CLO Ltd., Series 2018-27A, Class
A, (LIBOR USD 3 Month + 1.02%), 1.14%,
05/16/31
(a)(b)
..................... 3,000 3,000,332
Generate CLO 8 Ltd., Series 2020-1A, Class
D1, (LIBOR USD 3 Month + 4.50%), 4.63%,
04/20/32
(a)(b)
..................... 2,160 2,167,542
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class B, (LIBOR USD 3 Month +
1.70%), 0.00%, 10/20/34 .......... 8,500 8,500,000
Series 9A, Class C, (LIBOR USD 3 Month +
2.25%), 0.00%, 10/20/34 .......... 3,000 3,000,000
Series 9A, Class D, (LIBOR USD 3 Month +
3.35%), 0.00%, 10/20/34 .......... 3,000 3,000,000

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 1.31%,
10/15/30
(a)(b)
..................... USD 2,250 $ 2,249,988
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (LIBOR USD 3
Month + 1.80%), 1.93%, 04/20/34
(a)(b)
.... 6,000 5,933,029
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (LIBOR USD 3
Month + 1.30%), 1.43%, 04/20/30
(a)(b)
.... 2,000 2,000,003
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.12%, 04/24/31
(a)(b)
.... 1,000 1,000,118
GoldenTree Loan Management US CLO 5
Ltd.
(a)(b)
Series 2019-5A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.18%, 10/20/32 .... 2,000 2,000,000
Series 2019-5A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.28%, 10/20/32 .... 1,000 1,000,000
GoldenTree Loan Opportunities IX Ltd., Series
2014-9A, Class BR2, (LIBOR USD 3 Month
+ 1.60%), 1.73%, 10/29/29
(a)(b)
......... 900 900,000
GoldenTree Loan Opportunities X Ltd.
(a)(b)
Series 2015-10A, Class AR, (LIBOR USD 3
Month + 1.12%), 1.25%, 07/20/31 .... 3,300 3,299,005
Series 2015-10A, Class C1R, (LIBOR USD 3
Month + 2.10%), 2.23%, 07/20/31 .... 1,000 1,000,027
GoldentTree Loan Management US CLO 1
Ltd.
(a)(b)
Series 2021-11A, Class C, (LIBOR USD 3
Month + 1.95%), 0.00%, 10/20/34 .... 3,000 3,000,000
Series 2021-11A, Class D, (LIBOR USD 3
Month + 3.00%), 0.00%, 10/20/34 .... 1,000 1,000,000
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (LIBOR USD 3 Month +
1.80%), 1.93%, 07/20/34
(a)(b)
.......... 4,000 3,999,437
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class D, (LIBOR USD 3 Month +
3.20%), 3.29%, 07/20/34
(a)(b)
.......... 2,500 2,499,943
Greene King Finance plc
(a)
Series B1,  (LIBOR GBP 3 Month + 1.80%),
1.87%, 12/15/34 ................ GBP 100 112,196
Series B2,  (LIBOR GBP 3 Month + 2.08%),
2.15%, 03/15/36
(d)
............... 100 112,309
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
..... USD 5,787 4,978,675
Greywolf CLO II Ltd., Series 2013-1A, Class
B1RR, (LIBOR USD 3 Month + 2.30%),
2.42%, 04/15/34
(a)(b)
................ 1,500 1,501,504
Greywolf CLO III Ltd.
(a)(b)
Series 2020-3RA, Class BR, (LIBOR USD 3
Month + 2.45%), 2.58%, 04/15/33 .... 3,000 3,004,820
Series 2020-3RA, Class CR, (LIBOR USD 3
Month + 3.35%), 3.48%, 04/15/33 .... 1,000 998,513
Greywolf CLO V Ltd., Series 2015-1A, Class
CR, (LIBOR USD 3 Month + 3.00%), 3.12%,
01/27/31
(a)(b)
..................... 450 447,305
Greywolf CLO VI Ltd., Series 2018-1A, Class
C, (LIBOR USD 3 Month + 2.95%), 3.07%,
04/26/31
(a)(b)
..................... 1,000 998,000
Grippen Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 2.30%), 2.43%,
01/20/30
(a)(b)
..................... 1,000 1,000,051
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.70%), 0.79%, 12/25/35
(a)
... 1,025 454,787
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-4, Class 1A1, 2.96%,
03/25/36
(a)
.................... USD 3,134 $ 2,472,952
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.36%), 0.45%, 03/25/36
(a)
... 3,891 1,690,245
Series 2006-18, Class AF6, 6.18%,
11/25/36
(e)
.................... 3,564 1,320,112
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (LIBOR USD 1
Month + 0.14%), 0.23%, 11/25/36 .... 7,403 4,501,498
Series 2006-HE6, Class A4, (LIBOR USD 1
Month + 0.24%), 0.33%, 08/25/36 .... 1,690 1,544,030
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 2.10%),
2.24%, 07/28/31
(a)(b)
................ 1,000 1,000,041
Gulf Stream Meridian 1 Ltd.
(a)(b)
Series 2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 1.49%, 04/15/33 .... 7,500 7,511,978
Series 2020-IA, Class B, (LIBOR USD 3
Month + 2.00%), 2.12%, 04/15/33 .... 2,000 2,002,688
HalseyPoint CLO 2 Ltd., Series 2020-2A, Class
A1, (LIBOR USD 3 Month + 1.86%), 1.99%,
07/20/31
(a)(b)
..................... 1,600 1,603,853
HalseyPoint CLO 3 Ltd., Series 2020-3A,
Class A1A, (LIBOR USD 3 Month + 1.45%),
1.58%, 11/30/32
(a)(b)
................ 4,000 4,012,776
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (LIBOR USD 3 Month + 2.15%), 2.28%,
04/20/34
(a)(b)
..................... 1,750 1,749,752
HalseyPoint CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1A1, (LIBOR USD 3
Month + 1.35%), 1.48%, 01/20/33 .... 5,000 5,005,000
Series 2019-1A, Class B1, (LIBOR USD 3
Month + 2.20%), 2.33%, 01/20/33 .... 2,500 2,506,477
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(a)(d)
..................... EUR 235 267,007
Harvest CLO XXIII DAC, Series 23X, Class
E, (EURIBOR 3 Month + 5.33%), 5.33%,
10/20/32
(a)(d)
..................... 118 133,653
Henley CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.25%), 5.25%,
04/25/34
(a)(c)(d)
.................... 300 332,879
Highbridge Loan Management Ltd., Series 12A-
18, Class B, (LIBOR USD 3 Month + 1.85%),
1.97%, 07/18/31
(a)(b)
................ USD 1,000 999,454
Home Partners of America Trust, Series 2021-2,
Class F, 3.80%, 12/17/26
(b)
........... 10,000 9,999,634
HPS Loan Management Ltd., Series 8A-2016,
Class CR, (LIBOR USD 3 Month + 1.95%),
2.08%, 07/20/30
(a)(b)
................ 1,000 996,996
Invesco Euro CLO, Series 6X, Class E,
(EURIBOR 3 Month + 5.99%), 5.99%,
07/15/34
(a)(d)
..................... EUR 300 341,214
Invesco Euro CLO III DAC, Series 3X, Class
F, (EURIBOR 3 Month + 8.07%), 8.07%,
07/15/32
(a)(d)
..................... 250 287,824
Invesco Euro CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.81%), 5.81%,
01/15/34
(a)(d)
..................... 200 230,514
Invitation Homes Trust, Series 2018-SFR4,
Class A, (LIBOR USD 1 Month + 1.10%),
1.19%, 01/17/38
(a)(b)
................ USD 2,831 2,832,161
JPMorgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (LIBOR USD 1 Month
+ 0.80%), 0.89%, 07/25/36
(a)
.......... 2,975 2,976,607

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Kayne CLO 5 Ltd.
(a)(b)
Series 2019-5A, Class B1, (LIBOR USD 3
Month + 2.00%), 2.12%, 07/24/32 .... USD 3,000 $ 3,002,404
Series 2019-5A, Class D, (LIBOR USD 3
Month + 3.80%), 3.92%, 07/24/32 .... 1,300 1,302,594
Kayne CLO 9 Ltd., Series 2020-9A, Class A1,
(LIBOR USD 3 Month + 1.40%), 1.52%,
01/15/34
(a)(b)
..................... 1,250 1,253,829
Kayne CLO II Ltd.
(a)(b)
Series 2018-2A, Class AR, (LIBOR USD 3
Month + 1.08%), 1.20%, 10/15/31 .... 5,375 5,382,188
Series 2018-2A, Class BR, (LIBOR USD 3
Month + 1.50%), 1.62%, 10/15/31 .... 5,000 4,999,595
Kayne CLO III Ltd.
(a)(b)
Series 2019-3A, Class A, (LIBOR USD 3
Month + 1.48%), 1.60%, 04/15/32 .... 15,500 15,553,689
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 1.55%), 1.67%, 04/15/32 .... 4,000 3,999,088
LCM XXV Ltd., Series 25A, Class B2, (LIBOR
USD 3 Month + 1.65%), 1.78%, 07/20/30
(a)(b)
350 349,999
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (LIBOR USD 1
Month + 0.52%), 0.61%, 08/25/45 .... 2,115 2,104,308
Series 2006-4, Class 1A, (LIBOR USD 1
Month + 0.30%), 0.39%, 05/25/36 .... 24,813 16,765,871
Series 2006-6, Class 2A3, (LIBOR USD 1
Month + 0.30%), 0.39%, 07/25/36 .... 6,234 3,235,077
Series 2006-7, Class 1A, (LIBOR USD 1
Month + 0.16%), 0.24%, 08/25/36 .... 7,333 4,658,337
Series 2006-10, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.25%, 11/25/36 .... 4,082 1,754,624
Series 2006-10, Class 2A4, (LIBOR USD 1
Month + 0.22%), 0.31%, 11/25/36 .... 3,916 1,703,576
Series 2006-WL3, Class 2A4, (LIBOR USD
1 Month + 0.60%), 0.69%, 01/25/36 ... 1,681 1,641,672
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 3.72%,
01/15/33
(a)(b)
..................... 2,250 2,254,757
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class A1R, (LIBOR USD 3 Month +
1.19%), 1.32%, 10/21/30
(a)(b)
.......... 12,250 12,253,116
Madison Park Funding XX Ltd., Series 2016-
20A, Class DR, (LIBOR USD 3 Month +
3.00%), 3.13%, 07/27/30
(a)(b)
.......... 1,315 1,315,102
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 1.33%, 07/29/30
(a)(b)
.......... 3,500 3,504,513
Madison Park Funding XXVII Ltd., Series
2018-27A, Class C, (LIBOR USD 3 Month +
2.60%), 2.73%, 04/20/30
(a)(b)
.......... 1,000 984,005
Madison Park Funding XXXI Ltd.
(a)(b)
Series 2018-31A, Class C, (LIBOR USD 3
Month + 2.15%), 2.27%, 01/23/31 .... 600 598,267
Series 2018-31A, Class D, (LIBOR USD 3
Month + 3.00%), 3.12%, 01/23/31 .... 750 750,052
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (LIBOR USD 3 Month + 1.50%),
1.62%, 12/18/30
(a)(b)
................ 1,500 1,496,513
Marino Park CLO DAC, Series 1X, Class D,
(EURIBOR 3 Month + 5.67%), 5.67%,
01/16/34
(a)(d)
..................... EUR 100 113,203
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (LIBOR USD 1 Month
+ 0.52%), 0.61%, 06/25/36
(a)(b)
......... USD 2,396 2,227,742
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Milos CLO Ltd., Series 2017-1A, Class BR,
(LIBOR USD 3 Month + 1.55%), 1.68%,
10/20/30
(a)(b)
..................... USD 5,862 $ 5,848,713
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 5.92%, 09/25/46
(e)
.. 642 232,326
Neuberger Berman CLO XVIII Ltd.
(a)(b)
Series 2014-18A, Class BR2, (LIBOR USD 3
Month + 2.15%), 2.28%, 10/21/30 .... 1,500 1,500,055
Series 2014-18A, Class CR2, (LIBOR USD 3
Month + 3.00%), 3.13%, 10/21/30 .... 1,250 1,246,245
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (LIBOR USD 3 Month +
3.30%), 3.43%, 04/20/34
(a)(b)
.......... 1,000 1,004,898
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.77%, 10/17/30 .... 800 799,999
Series 2016-22A, Class CR, (LIBOR USD 3
Month + 2.20%), 2.32%, 10/17/30 .... 1,000 1,000,031
Neuberger Berman CLO XXIII Ltd.
(a)(b)
Series 2016-23A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.27%, 10/17/27 .... 4,400 4,400,100
Series 2016-23A, Class DR, (LIBOR USD 3
Month + 2.90%), 3.02%, 10/17/27 .... 1,100 1,100,550
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
Series 2017-26A, Class A, (LIBOR USD 3
Month + 1.17%), 1.29%, 10/18/30 .... 14,850 14,850,089
Series 2017-26A, Class B, (LIBOR USD 3
Month + 1.50%), 1.62%, 10/18/30 .... 1,500 1,498,501
Series 2017-26A, Class C, (LIBOR USD 3
Month + 1.75%), 1.88%, 10/18/30 .... 2,000 1,995,043
Series 2017-26A, Class D, (LIBOR USD 3
Month + 2.65%), 2.77%, 10/18/30 .... 3,250 3,223,516
Neuberger Berman Loan Advisers CLO 29 Ltd.,
Series 2018-29A, Class D, (LIBOR USD 3
Month + 3.10%), 3.22%, 10/19/31
(a)(b)
.... 500 500,052
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class C1, (LIBOR USD 3
Month + 2.60%), 2.73%, 01/20/33
(a)(b)
.... 665 666,092
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (LIBOR USD 3
Month + 1.80%), 1.93%, 07/20/31
(a)(b)
.... 1,563 1,558,075
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (LIBOR USD 3
Month + 1.75%), 1.87%, 04/16/33
(a)(b)
.... 1,000 993,868
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2018-27A, Class D, (LIBOR USD 3
Month + 2.60%), 2.72%, 01/15/30
(a)(b)
.... 1,000 991,281
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.52%), 5.52%, 04/17/34
(a)(d)
.... EUR 188 207,408
Newark BSL CLO 1 Ltd., Series 2016-1A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.23%, 12/21/29
(a)(b)
................ USD 4,750 4,750,133
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (EURIBOR 3 Month +
5.66%), 5.66%, 05/15/34
(a)(d)
.......... EUR 100 112,701
Northwoods Capital 21 Euro DAC, Series
2020-21X, Class ER, (EURIBOR 3 Month +
6.06%), 6.06%, 07/22/34
(a)(d)
.......... 200 226,399
Northwoods Capital 23 Euro DAC, Series 2021-
23X, Class E, (EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34
(a)(d)
................ 200 227,537
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
USD 664 688,759
Series 1999-C, Class A2, 7.48%, 08/15/27 . 3,301 3,079,473

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2001-D, Class A3, 5.90%, 09/15/22
(a)
USD 360 $ 249,423
Series 2002-B, Class A4, 7.09%, 06/15/32
(a)
32 33,173
OCP CLO Ltd.
(a)(b)
Series 2014-5A, Class CR, (LIBOR USD 3
Month + 2.90%), 3.02%, 04/26/31 .... 3,100 3,039,950
Series 2014-6A, Class A1R, (LIBOR USD 3
Month + 1.26%), 1.38%, 10/17/30 .... 10,800 10,803,901
Series 2014-6A, Class A2R, (LIBOR USD 3
Month + 1.72%), 1.84%, 10/17/30 .... 7,500 7,501,097
Series 2015-9A, Class CR, (LIBOR USD 3
Month + 2.70%), 2.82%, 07/15/27 .... 2,000 1,999,480
Series 2015-10A, Class CR, (LIBOR USD 3
Month + 2.60%), 2.72%, 10/26/27 .... 1,000 999,999
Series 2015-10A, Class CR2, (LIBOR USD 3
Month + 2.05%), 0.00%, 01/26/34 .... 3,700 3,700,000
Series 2015-10A, Class DR2, (LIBOR USD 3
Month + 2.95%), 0.00%, 01/26/34 .... 2,000 2,000,000
Series 2016-11A, Class A1AR, (LIBOR USD
3 Month + 1.27%), 1.39%, 10/26/30 ... 1,000 1,000,423
Series 2016-12A, Class CR, (LIBOR USD 3
Month + 3.00%), 3.12%, 10/18/28 .... 1,000 1,000,047
Series 2018-15A, Class A3, (LIBOR USD 3
Month + 1.70%), 1.83%, 07/20/31 .... 1,000 1,000,107
Series 2019-16A, Class CR, (LIBOR USD 3
Month + 1.85%), 1.97%, 04/10/33 .... 2,500 2,489,273
Series 2019-17A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.13%, 07/20/32 .... 3,000 2,999,846
Series 2019-17A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.23%, 07/20/32 .... 1,500 1,499,991
Series 2020-19A, Class CR, (LIBOR USD 3
Month + 2.10%), 2.23%, 10/20/34 .... 7,500 7,507,231
Series 2020-19A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.28%, 10/20/34 .... 1,000 1,000,002
Series 2021-22A, Class C, (LIBOR USD 3
Month + 2.05%), 2.18%, 12/02/34 .... 4,500 4,488,740
Series 2021-22A, Class D, (LIBOR USD 3
Month + 3.10%), 3.23%, 12/02/34 .... 1,250 1,245,307
OCP Euro CLO DAC
(a)(d)
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 .... EUR 298 333,545
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 .... 200 222,889
Series 2019-3X, Class ER, (EURIBOR 3
Month + 6.02%), 6.02%, 04/20/33 .... 400 455,439
Octagon Investment Partners 26 Ltd.
(a)
Series 2016-1, Class AR, 2.97%, 07/15/30 . USD 1,250 1,243,210
Series 2016-1, Class AR, 1.92%, 04/20/31 . 2,250 2,230,408
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.72%, 07/15/30
(b)
... 6,000 5,999,982
Octagon Investment Partners 27 Ltd., Series
2016-1A, Class CR, (LIBOR USD 3 Month +
2.10%), 2.22%, 07/15/30
(a)(b)
.......... 1,500 1,500,166
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 2.37%, 10/24/30
(a)(b)
......... 4,000 4,000,062
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (LIBOR USD 3 Month +
3.10%), 3.22%, 01/24/33
(a)(b)
.......... 1,532 1,532,658
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (LIBOR USD 3 Month +
1.40%), 1.53%, 01/20/30
(a)(b)
.......... 2,000 1,995,165
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (LIBOR USD 3 Month +
2.60%), 2.73%, 01/20/31
(a)(b)
.......... 1,000 984,884
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (LIBOR USD 3
Month + 1.70%), 1.82%, 10/15/33 .... USD 8,500 $ 8,500,000
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.27%, 10/15/33 .... 3,800 3,800,000
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.20%), 3.32%, 10/15/33 .... 4,250 4,250,000
Octagon Loan Funding Ltd.
(a)(b)
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.18%), 1.30%, 11/18/31 .... 13,212 13,211,826
Series 2014-1A, Class BRR, (LIBOR USD 3
Month + 1.70%), 1.82%, 11/18/31 .... 1,500 1,500,091
Series 2014-1A, Class CRR, (LIBOR USD 3
Month + 2.20%), 2.32%, 11/18/31 .... 1,000 996,250
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR, (LIBOR USD 3 Month + 2.20%),
2.33%, 04/21/34
(a)(b)
................ 1,500 1,503,294
OHA Credit Funding 6 Ltd, Series 2020-6A,
Class DR, (LIBOR USD 3 Month + 3.15%),
3.28%, 07/20/34
(a)(b)
................ 1,000 1,002,488
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class C, (LIBOR USD 3 Month + 2.40%),
2.52%, 10/19/32
(a)(b)
................ 5,000 5,003,944
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (LIBOR USD 3 Month +
2.90%), 3.03%, 02/20/34
(a)(b)
.......... 5,000 4,996,534
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
3.08%, 01/20/32
(a)(b)
................ 400 400,010
OHA Credit Partners XIV Ltd., Series 2017-14A,
Class B, (LIBOR USD 3 Month + 1.50%),
1.63%, 01/21/30
(a)(b)
................ 1,000 997,645
OHA Loan Funding Ltd.
(a)(b)
Series 2015-1A, Class A1R2, (LIBOR USD 3
Month + 1.34%), 1.46%, 11/15/32 .... 23,875 23,877,096
Series 2015-1A, Class CR2, (LIBOR USD 3
Month + 2.65%), 2.77%, 11/15/32 .... 500 500,139
Series 2015-1A, Class DR2, (LIBOR USD 3
Month + 4.00%), 4.12%, 11/15/32 .... 1,500 1,501,914
OZLM XIX Ltd., Series 2017-19A, Class A1,
(LIBOR USD 3 Month + 1.22%), 1.34%,
11/22/30
(a)(b)
..................... 10,000 10,001,014
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (LIBOR USD 3
Month + 1.85%), 1.97%, 10/17/31 .... 1,950 1,952,033
Series 2014-1A, Class CR2, (LIBOR USD 3
Month + 2.65%), 2.77%, 01/17/31 .... 500 500,003
Series 2015-1A, Class CR4, (LIBOR USD 3
Month + 2.85%), 2.98%, 05/21/34 .... 4,100 4,099,955
Series 2015-2A, Class A1R2, (LIBOR USD 3
Month + 1.10%), 1.23%, 07/20/30 .... 8,000 8,001,828
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.75%), 2.88%, 07/20/30 .... 1,400 1,398,625
Series 2018-1A, Class A2, (LIBOR USD 3
Month + 1.45%), 1.57%, 04/18/31 .... 10,000 10,000,312
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.75%), 1.87%, 04/18/31 .... 2,000 1,998,113
Series 2018-2A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.77%, 07/16/31 .... 1,000 1,000,161
Series 2019-1A, Class A1, (LIBOR USD 3
Month + 1.34%), 1.46%, 11/14/32 .... 7,000 7,005,592
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.85%), 1.97%, 11/14/32 .... 7,000 7,004,468
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.65%), 2.77%, 11/14/32 .... 2,500 2,503,188

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.75%), 3.87%, 11/14/32 .... USD 1,500 $ 1,501,622
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.83%, 04/20/34 .... 7,000 6,972,832
Series 2021-2A, Class C, (LIBOR USD 3
Month + 1.80%), 1.92%, 07/15/34 .... 2,000 1,996,007
Series 2021-3A, Class B, (LIBOR USD 3
Month + 1.65%), 0.00%, 01/15/35 .... 7,000 7,000,000
Series 2021-3A, Class C, (LIBOR USD 3
Month + 1.95%), 0.00%, 01/15/35 .... 5,000 5,000,000
Series 2021-3A, Class D, (LIBOR USD 3
Month + 2.95%), 0.00%, 01/15/35 .... 2,000 2,000,000
Series 2021-4A, Class B, (LIBOR USD 3
Month + 1.65%), 1.78%, 10/15/34 .... 7,250 7,238,658
Series 2021-4A, Class C, (LIBOR USD 3
Month + 1.95%), 2.08%, 10/15/34 .... 4,000 3,983,186
Series 2021-4A, Class D, (LIBOR USD 3
Month + 2.95%), 3.08%, 10/15/34 .... 6,000 5,999,933
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.78%, 04/20/27 .... 7,500 7,501,294
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.15%), 3.28%, 04/20/27 .... 5,000 5,000,695
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.25%), 2.38%, 04/20/28 .... 2,000 2,000,704
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2016-1A, Class A2R, (LIBOR USD 3
Month + 1.80%), 1.93%, 08/23/31 .... 2,600 2,599,901
Series 2018-1A, Class A2R, (LIBOR USD 3
Month + 1.60%), 1.73%, 10/20/31 .... 4,700 4,696,530
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 3.97%, 05/15/32 .... 2,500 2,501,088
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.25%), 2.35%, 07/15/34 .... 6,000 5,980,829
Pikes Peak CLO 6, Series 2020-6A, Class BR2,
(LIBOR USD 3 Month + 1.70%), 1.82%,
05/18/34
(a)(b)
..................... 1,000 996,510
Pikes Peak CLO 8, Series 2021-8A, Class B,
(LIBOR USD 3 Month + 1.75%), 1.90%,
07/20/34
(a)(b)
..................... 2,000 2,000,080
Pikes Peak CLO 9, Series 2021-9A, Class B,
(LIBOR USD 3 Month + 1.75%), 0.00%,
10/27/34
(a)(b)
..................... 7,000 7,000,000
Post CLO Ltd.
(a)(b)
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.75%), 1.88%, 10/15/34 .... 10,000 9,984,125
Series 2021-1A, Class C, (LIBOR USD 3
Month + 2.20%), 2.33%, 10/15/34 .... 3,500 3,491,151
Series 2021-1A, Class D, (LIBOR USD 3
Month + 3.30%), 3.43%, 10/15/34 .... 1,200 1,201,092
PPM CLO 4 Ltd.
(a)(b)
Series 2020-4A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.77%, 10/18/34 .... 3,000 2,994,802
Series 2020-4A, Class CR, (LIBOR USD 3
Month + 2.10%), 2.22%, 10/18/34 .... 1,250 1,250,000
Progress Residential Trust
(b)
Series 2019-SFR2, Class F, 4.84%,
05/17/36 ..................... 5,580 5,640,845
Series 2019-SFR3, Class F, 3.87%,
09/17/36 ..................... 3,000 3,020,002
Series 2019-SFR4, Class E, 3.44%,
10/17/36 ..................... 12,500 12,567,854
Series 2020-SFR1, Class F, 3.43%,
04/17/37 ..................... 5,500 5,498,892
Series 2020-SFR1, Class G, 4.03%,
04/17/37 ..................... 3,500 3,509,053
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-SFR7, Class F, 3.83%,
08/17/40 ..................... USD 7,777 $ 7,660,217
Series 2021-SFR8, Class F, 3.18%,
10/17/38 ..................... 22,000 21,657,786
Series 2021-SFR8, Class G, 4.01%,
10/17/38 ..................... 10,000 10,000,583
Providus CLO III DAC, Series 3X, Class ER,
(EURIBOR 3 Month + 6.26%), 6.26%,
07/18/34
(a)(d)
..................... EUR 300 343,937
Providus CLO V DAC, Series 5X, Class E,
(EURIBOR 3 Month + 5.29%), 5.29%,
02/15/35
(a)(d)
..................... 171 188,831
Rad CLO 12 Ltd.
(a)(b)
Series 2021-12A, Class C, (LIBOR USD 3
Month + 2.05%), 0.00%, 10/30/34 .... USD 1,375 1,375,000
Series 2021-12A, Class D, (LIBOR USD 3
Month + 3.05%), 0.00%, 10/30/34 .... 3,375 3,375,000
Regata XII Funding Ltd.
(a)(b)
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.10%), 1.22%, 10/15/32 .... 10,000 9,995,673
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.22%, 10/15/32 .... 1,000 999,997
Regatta Funding LP, Series 2013-2A, Class
CR2, (LIBOR USD 3 Month + 3.70%),
3.82%, 01/15/29
(a)(b)
................ 4,500 4,504,878
Regatta IX Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.80%), 1.92%, 04/17/30 .... 10,000 10,000,966
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.45%), 2.57%, 04/17/30 .... 1,000 1,000,218
Regatta VI Funding Ltd., Series 2016-1A,
Class CR2, (LIBOR USD 3 Month + 2.15%),
2.28%, 04/20/34
(a)(b)
................ 1,000 1,001,985
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class CR2, (LIBOR USD 3
Month + 2.05%), 2.17%, 06/20/34 .... 750 750,627
Series 2016-1A, Class DR2, (LIBOR USD 3
Month + 3.05%), 3.17%, 06/20/34 .... 2,000 2,004,988
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
1.37%, 10/17/30
(a)(b)
................ 3,500 3,500,255
Regatta X Funding Ltd., Series 2017-3A, Class
C, (LIBOR USD 3 Month + 1.80%), 1.92%,
01/17/31
(a)(b)
..................... 1,500 1,483,894
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
2.22%, 07/15/31
(a)(b)
................ 1,250 1,246,500
Regatta XV Funding Ltd., Series 2018-4A,
Class C, (LIBOR USD 3 Month + 3.30%),
3.42%, 10/25/31
(a)(b)
................ 1,000 1,000,292
Regatta XVI Funding Ltd.
(a)(b)
Series 2019-2A, Class B, (LIBOR USD 3
Month + 2.05%), 2.17%, 01/15/33 .... 6,700 6,709,103
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 4.02%, 01/15/33 .... 1,000 1,003,795
Riserva CLO Ltd.
(a)(b)
Series 2016-3A, Class CRR, (LIBOR USD 3
Month + 1.80%), 1.92%, 01/18/34 .... 1,000 985,141
Series 2016-3A, Class DRR, (LIBOR USD 3
Month + 3.25%), 3.37%, 01/18/34 .... 1,250 1,245,316
Rockfield Park CLO DAC, Series 1X, Class
D, (EURIBOR 3 Month + 5.95%), 5.95%,
07/16/34
(a)(d)
..................... EUR 357 408,036
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (LIBOR USD
3 Month + 1.65%), 1.78%, 04/20/34 ... USD 3,500 3,474,674

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-3A, Class C, (LIBOR USD 3
Month + 1.80%), 1.93%, 10/20/30 .... USD 2,300 $ 2,294,280
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.72%), 1.85%, 05/20/31 .... 1,000 998,607
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 1.29%, 10/20/31 .... 3,500 3,498,872
Series 2018-2A, Class B, (LIBOR USD 3
Month + 1.80%), 1.93%, 10/20/31 .... 1,125 1,125,054
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 2.33%, 10/20/31 .... 700 700,034
Series 2018-2A, Class D, (LIBOR USD 3
Month + 3.10%), 3.23%, 10/20/31 .... 1,600 1,600,178
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.23%, 04/20/34 .... 1,500 1,492,781
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.13%, 08/20/32 .... 5,500 5,496,666
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 2.90%), 3.03%, 08/20/32 .... 3,500 3,500,004
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 2.21%, 07/20/34 .... 2,000 1,992,293
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 3.36%, 07/20/34 .... 1,250 1,249,993
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.15%), 2.28%, 10/20/34 .... 3,000 3,000,000
Rockford Tower Europe CLO DAC
(a)(d)
Series 2018-1X, Class E, (EURIBOR 3
Month + 5.36%), 5.36%, 12/20/31 .... EUR 300 343,733
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.96%), 5.96%, 04/20/34 .... 300 340,525
RR 5 Ltd., Series 2018-5A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.37%, 10/15/31
(a)(b)
USD 1,250 1,250,452
RR 7 Ltd., Series 2019-7A, Class A1A, (LIBOR
USD 3 Month + 1.35%), 1.47%, 01/15/33
(a)(b)
3,700 3,705,550
Signal Peak CLO 2 LLC, Series 2015-1A,
Class CR2, (LIBOR USD 3 Month + 1.90%),
2.03%, 04/20/29
(a)(b)
................ 2,000 1,999,471
Signal Peak CLO 4 Ltd.
(a)(b)
Series 2017-4A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.27%, 10/26/34 .... 5,000 5,000,000
Series 2017-4A, Class DR, (LIBOR USD 3
Month + 3.20%), 3.32%, 10/26/34 .... 2,300 2,300,000
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A, (LIBOR USD 3
Month + 1.50%), 1.63%, 04/30/32 .... 5,000 5,000,448
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.00%), 2.13%, 04/30/32 .... 5,000 4,999,809
Signal Peak CLO 9 Ltd., Series 2021-9A, Class
B, (LIBOR USD 3 Month + 1.70%), 1.80%,
07/21/34
(a)(b)
..................... 9,500 9,492,612
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (LIBOR USD 3
Month + 1.70%), 1.83%, 07/20/34 .... 3,000 3,002,577
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 2.13%, 07/20/34 .... 1,000 999,955
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.00%), 3.13%, 07/20/34 .... 4,000 3,998,049
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (LIBOR USD 3 Month + 1.24%),
1.37%, 01/20/34
(a)(b)
................ 8,500 8,521,250
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (LIBOR USD 3 Month + 1.18%),
1.30%, 10/26/31
(a)(b)
................ 6,600 6,599,995
Sound Point CLO XXIII, Series 2019-2A, Class
CR, (LIBOR USD 3 Month + 2.25%), 2.37%,
07/15/34
(a)(b)
..................... 2,250 2,251,897
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (LIBOR USD 3 Month + 1.70%),
1.82%, 04/25/34
(a)(b)
................ USD 3,350 $ 3,349,995
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month + 1.28%),
1.40%, 01/25/32
(a)(b)
................ 1,500 1,500,368
Sound Point Euro CLO V Funding DAC, Series
5X, Class E, (EURIBOR 3 Month + 5.84%),
5.84%, 07/25/35
(a)(d)
................ EUR 300 343,276
Southwick Park CLO LLC, Series 2019-4A,
Class C, (LIBOR USD 3 Month + 2.50%),
2.63%, 07/20/32
(a)(b)
................ USD 1,550 1,550,114
Stewart Park CLO Ltd., Series 2015-1A, Class
DR, (LIBOR USD 3 Month + 2.60%), 2.72%,
01/15/30
(a)(b)
..................... 1,700 1,683,085
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
Series 2006-BC3, Class A1, (LIBOR USD 1
Month + 0.32%), 0.41%, 10/25/36 .... 6,333 5,101,146
Series 2007-MN1A, Class A1, (LIBOR USD
1 Month + 0.23%), 0.32%, 01/25/37
(b)
.. 1,627 1,181,422
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (LIBOR USD 3 Month + 3.75%),
3.87%, 01/16/32
(a)(b)
................ 2,750 2,777,381
Taconic Park CLO Ltd., Series 2016-1A, Class
A1R, (LIBOR USD 3 Month + 1.00%),
1.13%, 01/20/29
(a)(b)
................ 575 575,001
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.08%,
04/20/34
(a)(b)
..................... 830 830,610
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2017-1A, Class C, (LIBOR USD 3
Month + 1.85%), 1.97%, 11/18/30 .... 1,250 1,250,087
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 1.75%), 1.88%, 01/29/32 .... 4,000 3,988,221
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (LIBOR USD 3
Month + 2.05%), 2.18%, 04/20/34 .... 3,500 3,497,312
Series 2020-1A, Class DRR, (LIBOR USD 3
Month + 3.40%), 3.53%, 04/20/34 .... 2,250 2,234,428
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.90%), 2.03%, 03/18/34 .... 1,000 996,066
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 2.22%, 07/25/34 .... 2,500 2,490,221
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 3.37%, 07/25/34 .... 5,000 4,999,635
TIAA CLO IV Ltd., Series 2018-1A, Class A2,
(LIBOR USD 3 Month + 1.70%), 1.83%,
01/20/32
(a)(b)
..................... 1,000 997,223
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class B, (LIBOR USD 3
Month + 1.60%), 1.73%, 01/20/31 .... 1,000 1,000,387
Series 2017-9A, Class D, (LIBOR USD 3
Month + 2.90%), 3.03%, 01/20/31 .... 1,000 999,995
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 3.27%,
07/17/31
(a)(b)
..................... 2,500 2,508,700
TICP CLO VII Ltd.
(a)(b)
Series 2017-7A, Class BR, (LIBOR USD 3
Month + 1.70%), 1.82%, 04/15/33 .... 2,000 2,003,604
Series 2017-7A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.27%, 04/15/33 .... 6,500 6,502,255
Series 2017-7A, Class DR, (LIBOR USD 3
Month + 3.20%), 3.32%, 04/15/33 .... 4,000 4,001,964

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO VIII Ltd.
(a)(b)
Series 2017-8A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.78%, 10/20/30 .... USD 3,000 $ 3,006,328
Series 2017-8A, Class C, (LIBOR USD 3
Month + 3.10%), 3.23%, 10/20/30 .... 1,000 1,000,114
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (LIBOR USD 3
Month + 1.18%), 1.31%, 10/20/31 .... 8,545 8,553,104
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 3.18%, 10/20/31 .... 1,100 1,100,092
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class CR, (LIBOR USD 3
Month + 2.10%), 2.21%, 07/15/34 .... 2,000 1,995,146
Series 2018-12A, Class DR, (LIBOR USD 3
Month + 3.30%), 3.41%, 07/15/34 .... 1,500 1,494,525
TICP CLO XIV Ltd.
(a)(b)
Series 2019-14A, Class A1A, (LIBOR USD 3
Month + 1.34%), 1.47%, 10/20/32 .... 7,000 7,005,915
Series 2019-14A, Class B, (LIBOR USD 3
Month + 2.70%), 2.83%, 10/20/32 .... 3,250 3,258,577
Treman Park CLO Ltd., Series 2015-1A, Class
DRR, (LIBOR USD 3 Month + 2.65%),
2.78%, 10/20/28
(a)(b)
................ 1,000 1,001,520
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%,
03/17/38 ..................... 7,000 7,059,612
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 ..................... 1,000 996,260
Upland CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.90%), 3.03%,
04/20/31
(a)(b)
..................... 1,500 1,482,427
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (LIBOR USD 3
Month + 1.90%), 2.02%, 04/18/31 .... 1,000 994,751
Series 2014-4A, Class BR2, (LIBOR USD 3
Month + 2.09%), 2.22%, 07/14/31 .... 500 500,025
Series 2016-3A, Class A1R, (LIBOR USD 3
Month + 1.19%), 1.31%, 10/18/31 .... 500 500,750
Voya Euro CLO II DAC, Series 2X, Class ER,
(EURIBOR 3 Month + 6.02%), 6.02%,
07/15/35
(a)(d)
..................... EUR 390 445,359
Wachovia Asset Securitization Issuance II LLC
Trust, Series 2007-HE1, Class A, (LIBOR
USD 1 Month + 0.14%), 0.23%, 07/25/37
(a)(b)
USD 1,968 1,889,853
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (LIBOR USD 1 Month + 0.16%), 0.24%,
10/25/36
(a)
...................... 14,237 12,275,264
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
1.48%, 07/20/30
(a)(b)
................ 3,800 3,800,006
Whetstone Park CLO Ltd., Series 2021-1A,
Class D, (LIBOR USD 3 Month + 2.90%),
0.00%, 01/20/35
(a)(b)
................ 2,500 2,500,000
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class ANBR, (LIBOR USD
3 Month + 1.70%), 1.82%, 07/24/32 ... 6,840 6,831,929
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.05%), 2.17%, 07/24/32 .... 5,000 4,990,375
York CLO-1 Ltd., Series 2014-1A, Class BRR,
(LIBOR USD 3 Month + 1.65%), 1.78%,
10/22/29
(a)(b)
..................... 2,100 2,099,240
York CLO-2 Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 1.15%), 1.28%,
01/22/31
(a)(b)
..................... 7,660 7,659,992
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
York CLO-3 Ltd., Series 2016-1A, Class DR,
(LIBOR USD 3 Month + 3.60%), 3.73%,
10/20/29
(a)(b)
..................... USD 2,000 $ 2,000,782
York CLO-7 Ltd., Series 2019-2A, Class A1,
(LIBOR USD 3 Month + 1.37%), 1.50%,
01/22/33
(a)(b)
..................... 3,000 3,003,968
Total Asset-Backed Securities — 8.1%
(Cost: $1,492,441,196) ............................ 1,485,626,885
Shares
Shares
Common Stocks — 24.1%
Aerospace & Defense — 0.0%
Howmet Aerospace, Inc. ............... 7,247 215,163
L3Harris Technologies, Inc. ............. 2,631 606,551
MTU Aero Engines AG ................ 29,562 6,584,571
Singapore Technologies Engineering Ltd. .... 60,800 172,662
TransDigm Group, Inc.
(f)
............... 749 467,241
8,046,188
Air Freight & Logistics — 0.1%
Agility Public Warehousing Co. KSC ....... 1 3
CH Robinson Worldwide, Inc. ........... 1,991 193,107
DSV Panalpina A/S .................. 31,423 7,303,246
Expeditors International of Washington, Inc. .. 8,163 1,006,172
FedEx Corp. ....................... 2,640 621,799
Sinotrans Ltd., Class A ................ 430,000 302,880
Sinotrans Ltd., Class H ................ 83,000 27,284
United Parcel Service, Inc., Class B ....... 7,958 1,698,794
11,153,285
Airlines — 0.1%
(f)
Alaska Air Group, Inc. ................. 2,533 133,742
American Airlines Group, Inc. ............ 9,998 191,962
China Eastern Airlines Corp. Ltd., Class H ... 1,012,000 397,062
Copa Holdings SA, Class A ............. 109,840 8,123,766
Delta Air Lines, Inc. .................. 9,038 353,657
Eva Airways Corp. ................... 988,000 670,566
InterGlobe Aviation Ltd.
(b)(d)
............. 331,733 9,636,399
Southwest Airlines Co. ................ 8,131 384,434
United Airlines Holdings, Inc. ............ 5,176 238,821
20,130,409
Auto Components — 0.0%
Aptiv plc
(f)
......................... 3,022 522,473
BorgWarner, Inc. .................... 2,714 122,320
Bridgestone Corp. ................... 54,900 2,428,737
Cheng Shin Rubber Industry Co. Ltd. ...... 12,000 14,728
3,088,258
Automobiles — 0.1%
Bayerische Motoren Werke AG .......... 591 59,712
BYD Co. Ltd., Class A ................. 29,800 1,454,599
Ford Motor Co.
(f)
.................... 42,523 726,293
Ford Otomotiv Sanayi A/S .............. 4,194 80,966
General Motors Co.
(f)
................. 16,012 871,533
Maruti Suzuki India Ltd. ............... 103,209 10,334,080
Tesla, Inc.
(f)
........................ 8,842 9,849,988
23,377,171
Banks — 1.8%
Abu Dhabi Commercial Bank PJSC ....... 402,821 910,231
Abu Dhabi Islamic Bank PJSC ........... 260,398 414,603
Agricultural Bank of China Ltd., Class H ..... 3,199,000 1,087,044
Al Rajhi Bank ...................... 258,168 9,539,600
AMMB Holdings Bhd.
(f)
................ 130,600 105,969

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
Banks (continued)
Arab National Bank .................. 25,019 $ 153,716
Axis Bank Ltd.
(f)
..................... 1,653,334 16,452,268
Banco Bradesco SA, ADR
(f)
............. 22,019 77,067
Banco Santander Chile, ADR ............ 6,270 111,104
Bandhan Bank Ltd.
(b)(d)
................ 2,083,481 8,140,557
Bank of America Corp. ................ 80,889 3,864,876
Bank of Beijing Co. Ltd., Class A ......... 810,000 559,909
Bank of China Ltd., Class H ............. 7,784,000 2,754,772
Bank of Communications Co. Ltd., Class H .. 1,543,000 917,904
Bank of Nova Scotia (The) .............. 32,952 2,160,412
Bank of the Philippine Islands ........... 70,050 120,826
Bank Rakyat Indonesia Persero Tbk. PT .... 77,913,813 23,388,466
BNP Paribas SA .................... 107,673 7,207,333
BOC Hong Kong Holdings Ltd. ........... 863,000 2,734,714
Boubyan Bank KSCP
(f)
................ 103,917 269,574
Chang Hwa Commercial Bank Ltd. ........ 594,890 351,294
China CITIC Bank Corp. Ltd., Class H ...... 2,835,000 1,243,572
China Construction Bank Corp., Class H .... 22,422,000 15,259,982
China Everbright Bank Co. Ltd., Class H .... 202,000 71,036
CIMB Group Holdings Bhd. ............. 1,494,500 1,885,661
Citigroup, Inc. ...................... 22,139 1,531,133
Citizens Financial Group, Inc. ........... 449,324 21,288,971
Comerica, Inc. ...................... 1,600 136,144
Commercial Bank PSQC (The) ........... 171,546 286,449
Commercial International Bank Egypt SAE
(f)
.. 1,867,660 6,079,991
Credicorp Ltd. ...................... 103,610 13,434,073
CTBC Financial Holding Co. Ltd. ......... 3,020,000 2,521,880
DBS Group Holdings Ltd. .............. 384,300 8,980,269
Dubai Islamic Bank PJSC .............. 532,983 743,118
E.Sun Financial Holding Co. Ltd. ......... 2,058,959 1,967,382
Erste Group Bank AG ................. 6,988 299,685
Fifth Third Bancorp .................. 8,026 349,372
First Abu Dhabi Bank PJSC ............. 407,458 1,977,657
First Financial Holding Co. Ltd. ........... 2,144,906 1,765,934
First Republic Bank .................. 1,921 415,570
Grupo Financiero Banorte SAB de CV, Class O 1,950,636 12,330,278
Hong Leong Bank Bhd. ................ 62,200 282,686
Hong Leong Financial Group Bhd. ........ 18,200 80,638
Hua Nan Financial Holdings Co. Ltd. ....... 877,572 642,590
Huaxia Bank Co. Ltd., Class A ........... 723,340 635,306
Huntington Bancshares, Inc. ............ 15,992 251,714
Industrial & Commercial Bank of China Ltd.,
Class H ........................ 38,447,000 21,075,195
JPMorgan Chase & Co. ............... 32,641 5,545,379
Kasikornbank PCL, NVDR .............. 2,532,700 10,797,227
KeyCorp .......................... 10,841 252,270
Kuwait Finance House KSCP ............ 675,411 1,866,675
M&T Bank Corp. .................... 115,196 16,947,636
Malayan Banking Bhd. ................ 3,125,700 6,076,282
Masraf Al Rayan QSC ................. 350,867 457,869
Mediobanca Banca di Credito Finanziario SpA
(f)
290,330 3,464,431
Mega Financial Holding Co. Ltd. .......... 1,411,000 1,695,655
Moneta Money Bank A/S
(b)(d)(f)
............ 102,293 399,890
National Bank of Kuwait SAKP ........... 541,209 1,779,540
Nordea Bank Abp ................... 651,980 7,984,682
OTP Bank Nyrt.
(f)
.................... 240,732 14,464,971
People's United Financial, Inc. ........... 4,768 81,724
PNC Financial Services Group, Inc. (The) ... 4,687 989,098
Postal Savings Bank of China Co. Ltd., Class
H
(b)(d)
.......................... 598,000 434,622
Public Bank Bhd. .................... 1,950,500 1,964,160
Qatar International Islamic Bank QSC ...... 93,964 251,403
Qatar Islamic Bank SAQ ............... 79,060 397,990
Qatar National Bank QPSC ............. 191,008 1,070,117
Regions Financial Corp. ............... 70,216 1,662,715
Security
Shares
Shares Value
Banks (continued)
RHB Bank Bhd. ..................... 1,179,100 $ 1,590,950
Sberbank of Russia PJSC, ADR .......... 1,028,467 20,625,940
Shanghai Pudong Development Bank Co. Ltd.,
Class A ........................ 562,492 784,600
SinoPac Financial Holdings Co. Ltd. ....... 1,564,000 796,525
Standard Chartered plc ................ 1,928,981 13,045,703
SVB Financial Group
(f)
................ 639 458,419
Swedbank AB, Class A ................ 28,549 619,191
Taishin Financial Holding Co. Ltd. ......... 1,368,422 898,363
Taiwan Business Bank ................ 1,331,290 452,900
Taiwan Cooperative Financial Holding Co. Ltd. 900,395 732,085
Toronto-Dominion Bank (The) ........... 35,327 2,564,462
Truist Financial Corp. ................. 16,045 1,018,376
United Overseas Bank Ltd. ............. 8,400 166,978
US Bancorp ....................... 20,295 1,225,209
Wells Fargo & Co. ................... 47,091 2,409,176
Westpac Banking Corp. ............... 15,855 308,461
Zions Bancorp NA ................... 1,913 120,500
323,260,699
Beverages — 0.3%
Ambev SA ........................ 260,579 786,289
Anheuser-Busch InBev SA/NV ........... 135,352 8,279,107
Arca Continental SAB de CV ............ 17,219 104,804
Brown-Forman Corp., Class B ........... 1,967 133,540
Carlsberg A/S, Class B ................ 5,047 833,340
Cia Cervecerias Unidas SA ............. 30,347 254,257
Cia Cervecerias Unidas SA, ADR ......... 17,533 296,483
Coca-Cola Co. (The) ................. 43,737 2,465,455
Coca-Cola Europacific Partners plc ........ 37,106 1,953,631
Coca-Cola Femsa SAB de CV ........... 322,172 1,731,823
Coca-Cola Femsa SAB de CV, ADR ....... 10,054 540,403
Constellation Brands, Inc., Class A ........ 1,814 393,293
Diageo plc ........................ 472,106 23,488,071
Fomento Economico Mexicano SAB de CV .. 7,993 65,833
Fomento Economico Mexicano SAB de CV,
ADR .......................... 32,459 2,667,805
Fraser & Neave Holdings Bhd. ........... 800 5,228
Heineken NV ...................... 753 83,349
Kweichow Moutai Co. Ltd., Class A ........ 44,200 12,596,424
Molson Coors Beverage Co., Class B ...... 6,685 294,742
Monster Beverage Corp.
(f)
.............. 4,059 345,015
PepsiCo, Inc. ...................... 15,583 2,518,213
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A ........................ 16,300 766,865
Suntory Beverage & Food Ltd. ........... 5,900 228,934
60,832,904
Biotechnology — 0.2%
3SBio, Inc.
(b)(d)(f)
..................... 1,020,000 933,410
AbbVie, Inc. ....................... 278,544 31,940,641
Akeso, Inc.
(b)(d)(f)
..................... 81,000 451,561
Amgen, Inc. ....................... 18,187 3,764,163
Biogen, Inc.
(f)
....................... 2,891 770,972
BioMarin Pharmaceutical, Inc.
(f)(g)
......... 4,936 391,079
Brii Biosciences Ltd.
(f)
................. 64,000 201,589
Gilead Sciences, Inc. ................. 14,999 973,135
Incyte Corp.
(f)
...................... 2,571 172,206
Moderna, Inc.
(f)
..................... 3,859 1,332,165
Regeneron Pharmaceuticals, Inc.
(f)
........ 1,153 737,851
Seagen, Inc.
(f)
...................... 1,945 342,962
Vertex Pharmaceuticals, Inc.
(f)
........... 2,819 521,318
42,533,052

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
Building Products — 0.1%
Allegion plc ........................ 914 $ 117,266
AO Smith Corp. ..................... 2,039 148,990
Assa Abloy AB, Class B ............... 278,064 8,159,139
Carrier Global Corp. .................. 9,440 493,051
Cie de Saint-Gobain .................. 114,907 7,930,026
Daikin Industries Ltd. ................. 2,400 525,636
Fortune Brands Home & Security, Inc. ...... 1,909 193,573
Johnson Controls International plc ........ 8,481 622,251
Kingspan Group plc .................. 3,966 456,586
Lennox International, Inc. .............. 2,266 678,168
Masco Corp. ....................... 3,367 220,707
Trane Technologies plc ................ 2,829 511,851
Xinyi Glass Holdings Ltd. .............. 46,000 129,626
20,186,870
Capital Markets — 0.3%
Ameriprise Financial, Inc. .............. 1,267 382,799
B3 SA - Brasil Bolsa Balcao ............. 67,782 143,399
Bank of New York Mellon Corp. (The) ...... 10,576 626,099
Cboe Global Markets, Inc. .............. 1,615 213,083
Charles Schwab Corp. (The) ............ 16,502 1,353,659
CME Group, Inc. .................... 4,277 943,292
Franklin Resources, Inc. ............... 3,563 112,199
Goldman Sachs Group, Inc. (The) ........ 3,791 1,567,010
IGM Financial, Inc. ................... 3,091 122,731
Intercontinental Exchange, Inc. .......... 238,169 32,976,880
Invesco Ltd. ....................... 4,259 108,221
MarketAxess Holdings, Inc. ............. 426 174,094
Moody's Corp. ...................... 1,931 780,414
Morgan Stanley ..................... 15,944 1,638,724
MSCI, Inc. ........................ 873 580,440
Nasdaq, Inc. ....................... 1,317 276,399
Northern Trust Corp. .................. 2,730 335,899
Raymond James Financial, Inc. .......... 2,190 215,912
S&P Global, Inc. .................... 2,649 1,256,050
State Street Corp. ................... 4,385 432,142
T. Rowe Price Group, Inc. .............. 2,539 550,658
44,790,104
Chemicals — 0.4%
Air Products & Chemicals, Inc. ........... 2,388 715,946
Albemarle Corp. .................... 58,201 14,577,605
Asian Paints Ltd. .................... 59,867 2,481,088
Celanese Corp. ..................... 1,240 200,272
CF Industries Holdings, Inc. ............. 2,345 133,196
Corteva, Inc. ....................... 8,087 348,954
Dow, Inc. ......................... 8,644 483,805
DuPont de Nemours, Inc. .............. 6,219 432,842
Eastman Chemical Co. ................ 1,480 153,964
Ecolab, Inc. ....................... 3,003 667,327
Evonik Industries AG ................. 50,162 1,625,290
FMC Corp. ........................ 1,409 128,233
Givaudan SA (Registered) .............. 123 579,568
International Flavors & Fragrances, Inc. ..... 2,676 394,576
Koninklijke DSM NV .................. 38,065 8,316,375
Linde plc ......................... 5,684 1,814,333
Linde plc ......................... 25,073 8,066,903
LyondellBasell Industries NV, Class A ...... 2,789 258,875
Mesaieed Petrochemical Holding Co. ...... 70,782 46,533
Mosaic Co. (The) .................... 3,836 159,463
Nan Ya Plastics Corp. ................. 629,000 1,930,314
Nitto Denko Corp. ................... 3,000 234,421
Novozymes A/S, Class B ............... 5,814 427,671
Nutrien Ltd. ........................ 5,959 416,494
PhosAgro PJSC, GDR
(d)
............... 8,271 197,842
PPG Industries, Inc. .................. 2,553 409,935
Security
Shares
Shares Value
Chemicals (continued)
SABIC Agri-Nutrients Co. .............. 3,614 $ 158,574
Saudi Basic Industries Corp. ............ 78,581 2,708,409
Sherwin-Williams Co. (The) ............. 2,643 836,800
Sika AG (Registered) ................. 45,937 15,562,523
Solvay SA ......................... 1,047 124,459
Sumitomo Chemical Co. Ltd. ............ 272,900 1,344,391
Yanbu National Petrochemical Co. ........ 19,131 388,139
66,325,120
Commercial Services & Supplies — 0.0%
Cintas Corp. ....................... 1,060 459,086
Copart, Inc.
(f)
....................... 2,243 348,316
Preston Holdings LLC
(c)(f)
............... 24,388 3,420
Republic Services, Inc. ................ 3,187 428,970
Rollins, Inc. ........................ 2,571 90,576
Waste Management, Inc. ............... 4,919 788,172
2,118,540
Communications Equipment — 0.1%
Accton Technology Corp. .............. 1,128,300 9,864,553
Arista Networks, Inc.
(f)
................. 1,730 708,764
Cisco Systems, Inc. .................. 49,597 2,775,944
F5 Networks, Inc.
(f)
................... 708 149,494
Juniper Networks, Inc. ................ 22,598 667,093
Motorola Solutions, Inc. ............... 1,874 465,857
Nokia OYJ
(f)
....................... 95,222 546,528
ZTE Corp., Class A .................. 489,500 2,489,273
ZTE Corp., Class H .................. 232,800 698,827
18,366,333
Construction & Engineering — 0.1%
Mcdermott International Ltd.
(f)
............ 165,884 66,353
Quanta Services, Inc. ................. 1,542 187,014
Vinci SA .......................... 102,459 10,953,917
11,207,284
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd., Class H ..... 2,353,500 11,637,835
James Hardie Industries plc, CDI ......... 3,817 149,956
Martin Marietta Materials, Inc. ........... 675 265,167
Siam Cement PCL (The), NVDR .......... 225,100 2,679,545
Vulcan Materials Co. ................. 1,469 279,286
15,011,789
Consumer Finance — 0.3%
American Express Co. ................ 14,177 2,463,679
Capital One Financial Corp. ............. 23,122 3,492,116
Cembra Money Bank AG ............... 28,486 1,901,569
Discover Financial Services ............. 3,316 375,769
Kaspi.KZ JSC, GDR
(d)
................. 122,087 17,702,615
SBI Cards & Payment Services Ltd.
(f)
...... 993,361 14,027,481
Synchrony Financial .................. 288,226 13,388,098
53,351,327
Containers & Packaging — 0.0%
Amcor plc ......................... 19,795 238,926
Avery Dennison Corp. ................. 915 199,214
Ball Corp. ......................... 3,696 338,110
International Paper Co. ................ 4,450 221,031
Packaging Corp. of America ............ 1,096 150,557
Sealed Air Corp. .................... 1,662 98,590
WestRock Co. ...................... 6,158 296,200
1,542,628
Distributors — 0.0%
Genuine Parts Co. ................... 38,017 4,984,409
LKQ Corp.
(f)
....................... 3,039 167,388

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
Distributors (continued)
Pool Corp. ........................ 393 $ 202,458
5,354,255
Diversified Financial Services — 0.0%
(f)
Berkshire Hathaway, Inc., Class B ........ 20,248 5,811,378
Jackson Financial, Inc., Class A .......... 26,900 728,183
6,539,561
Diversified Telecommunication Services — 0.6%
AT&T, Inc. ......................... 304,390 7,688,892
Cellnex Telecom SA
(b)(d)
................ 629,995 38,744,515
China Tower Corp. Ltd., Class H
(b)(d)
....... 10,726,000 1,390,077
Chunghwa Telecom Co. Ltd. ............ 554,000 2,198,413
Emirates Telecommunications Group Co. PJSC 126,598 883,075
Hellenic Telecommunications Organization SA 850,927 15,107,215
HKT Trust & HKT Ltd.
(h)
................ 2,613,000 3,545,927
KT Corp. ......................... 75,431 1,969,427
KT Corp., ADR ..................... 42,217 540,800
Liberty Global plc, Class A
(f)
............. 5,445 156,489
Lumen Technologies, Inc. .............. 10,677 126,629
Ooredoo QPSC ..................... 121,899 230,533
Proximus SADP ..................... 21,849 411,451
Rostelecom PJSC ................... 154,219 202,800
Saudi Telecom Co. ................... 27,164 848,567
Telefonica Brasil SA .................. 36,808 296,809
Telekom Malaysia Bhd. ................ 386,300 539,985
TELUS Corp. ...................... 1,100,102 25,235,856
Turk Telekomunikasyon A/S ............. 683,728 535,518
Verizon Communications, Inc. ........... 46,383 2,457,835
103,110,813
Electric Utilities — 1.0%
Alliant Energy Corp. .................. 2,673 151,212
American Electric Power Co., Inc. ......... 164,486 13,933,609
CEZ A/S .......................... 1,832 60,479
CK Infrastructure Holdings Ltd. ........... 91,500 551,653
CPFL Energia SA .................... 164,814 767,446
Duke Energy Corp. .................. 130,038 13,265,176
Edison International .................. 50,280 3,164,120
EDP - Energias de Portugal SA .......... 5,868,244 33,112,402
Electricite de France SA ............... 21,562 317,780
Enel Americas SA ................... 8,110,394 922,925
Enel Americas SA, ADR ............... 121,855 689,699
Enel Chile SA ...................... 4,911,527 201,559
Enel SpA ......................... 2,442,786 20,450,489
Energisa SA ....................... 142,242 995,276
Entergy Corp. ...................... 2,526 260,229
Evergy, Inc. ........................ 18,068 1,151,835
Eversource Energy .................. 121,174 10,287,673
Exelon Corp. ....................... 10,429 554,719
FirstEnergy Corp. ................... 116,778 4,499,456
Hydro One Ltd.
(b)(d)
................... 11,532 275,534
Iberdrola SA ....................... 362,289 4,278,104
Manila Electric Co. ................... 17,180 97,879
NextEra Energy, Inc. ................. 341,301 29,123,214
NRG Energy, Inc. .................... 2,472 98,608
Pinnacle West Capital Corp. ............ 5,410 348,891
Power Assets Holdings Ltd. ............. 312,000 1,906,727
PPL Corp. ........................ 55,715 1,604,592
Southern Co. (The) .................. 305,816 19,058,453
Tenaga Nasional Bhd. ................ 492,900 1,149,861
Verbund AG ....................... 1,342 139,893
Xcel Energy, Inc. .................... 207,843 13,424,579
176,844,072
Security
Shares
Shares Value
Electrical Equipment — 0.2%
AMETEK, Inc. ...................... 2,765 $ 366,086
Eaton Corp. plc ..................... 4,644 765,146
Emerson Electric Co. ................. 22,383 2,171,375
Generac Holdings, Inc.
(f)
............... 638 318,081
Legrand SA ....................... 14,594 1,592,061
Rockwell Automation, Inc. .............. 1,490 475,906
Schneider Electric SE ................. 129,185 22,273,842
Yantai Zhenghai Magnetic Material Co. Ltd.,
Class A ........................ 2,397,000 4,210,203
32,172,700
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A .............. 6,424 493,170
CDW Corp. ........................ 1,561 291,361
China Railway Signal & Communication Corp.
Ltd., Class A ..................... 948,227 729,720
Corning, Inc. ....................... 8,165 290,429
Hexagon AB, Class B ................. 40,027 644,183
Inari Amertron Bhd. .................. 60,600 56,769
IPG Photonics Corp.
(f)
................. 383 60,901
Keyence Corp. ..................... 4,300 2,595,544
Keysight Technologies, Inc.
(f)
............ 2,012 362,200
Kingboard Laminates Holdings Ltd. ........ 224,000 351,144
Samsung SDI Co. Ltd. ................ 13,241 8,354,120
Shimadzu Corp. ..................... 10,400 422,523
Synnex Technology International Corp. ..... 465,000 900,960
TE Connectivity Ltd. .................. 95,363 13,922,998
Teledyne Technologies, Inc.
(f)
............ 736 330,626
Trimble, Inc.
(f)
...................... 2,705 236,336
Venture Corp. Ltd.
(g)
.................. 189,800 2,651,186
WPG Holdings Ltd. .................. 715,000 1,335,706
Zebra Technologies Corp., Class A
(f)
....... 582 310,759
34,340,635
Energy Equipment & Services — 0.1%
Baker Hughes Co. ................... 371,980 9,329,259
Halliburton Co. ..................... 9,510 237,655
Schlumberger NV ................... 53,593 1,728,910
Tenaris SA ........................ 16,239 180,842
11,476,666
Entertainment — 0.1%
Activision Blizzard, Inc. ................ 8,383 655,467
Electronic Arts, Inc. .................. 19,866 2,786,207
Live Nation Entertainment, Inc.
(f)
.......... 1,554 157,187
NCSoft Corp. ...................... 14,168 7,612,576
NetEase, Inc., ADR .................. 5,258 513,128
Netflix, Inc.
(f)
....................... 4,826 3,331,436
Nintendo Co. Ltd. .................... 9,900 4,372,405
Take-Two Interactive Software, Inc.
(f)
....... 3,822 691,782
Walt Disney Co. (The)
(f)
................ 19,776 3,343,528
23,463,716
Equity Real Estate Investment Trusts (REITs) — 3.7%
Alexandria Real Estate Equities, Inc. ....... 106,299 21,699,878
American Tower Corp. ................ 126,764 35,743,645
Assura plc ........................ 31,378,172 31,305,154
AvalonBay Communities, Inc. ........... 1,475 349,103
Boston Properties, Inc. ................ 196,839 22,368,784
Camden Property Trust ................ 371 60,510
Community Healthcare Trust, Inc. ......... 167,875 8,031,140
Covivio .......................... 231,252 20,029,652
Cromwell European REIT
(d)
............. 5,113,220 15,663,838
Crown Castle International Corp. ......... 144,101 25,981,410
CyrusOne, Inc. ..................... 43,872 3,598,381
Digital Realty Trust, Inc. ............... 252,760 39,888,056
Duke Realty Corp. ................... 4,071 228,953

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
EPR Properties ..................... 341,071 $ 17,125,175
Equinix, Inc. ....................... 53,175 44,511,197
Equity Residential ................... 5,493 474,595
ESR Kendall Square REIT Co. Ltd. ........ 2,880,807 16,816,478
Essex Property Trust, Inc. .............. 710 241,350
Extra Space Storage, Inc. .............. 2,870 566,452
Federal Realty Investment Trust .......... 991 119,267
Goodman Group .................... 1,671,747 27,678,934
Healthpeak Properties, Inc. ............. 7,141 253,577
Host Hotels & Resorts, Inc.
(f)
............ 7,887 132,738
Invitation Homes, Inc. ................. 34,157 1,408,976
Iron Mountain, Inc. ................... 42,490 1,939,244
Kimco Realty Corp. .................. 6,533 147,646
LondonMetric Property plc .............. 3,332,294 11,918,097
Medical Properties Trust, Inc. ............ 1,594,648 34,013,842
Mid-America Apartment Communities, Inc. ... 1,180 240,968
Outfront Media, Inc. .................. 1,145,261 28,505,546
Prologis, Inc. ....................... 280,573 40,671,862
Public Storage ...................... 17,042 5,661,012
Realty Income Corp. .................. 7,322 523,011
Regency Centers Corp. ............... 3,989 280,866
Rexford Industrial Realty, Inc. ........... 358,548 24,094,426
SBA Communications Corp. ............ 39,136 13,514,835
Secure Income REIT plc ............... 2,102,804 11,770,171
Simon Property Group, Inc. ............. 4,031 590,864
SL Green Realty Corp. ................ 219,258 15,363,408
Spirit Realty Capital, Inc. ............... 460,749 22,544,449
Sun Communities, Inc. ................ 120,582 23,631,660
Target Healthcare REIT plc ............. 9,773,225 15,943,175
UDR, Inc. ......................... 504,666 28,024,103
Ventas, Inc. ....................... 4,661 248,758
VICI Properties, Inc. .................. 658,922 19,339,361
Vornado Realty Trust ................. 3,167 135,009
Warehouses De Pauw CVA ............. 435,945 19,851,429
Welltower, Inc. ...................... 351,295 28,244,118
Weyerhaeuser Co. ................... 8,088 288,903
681,764,006
Food & Staples Retailing — 0.3%
Abdullah Al Othaim Markets Co. .......... 2,746 84,776
Alimentation Couche-Tard, Inc., Class B .... 8,659 324,783
BGF retail Co. Ltd. ................... 3,203 444,960
Clicks Group Ltd. .................... 59,941 1,094,203
Costco Wholesale Corp. ............... 8,980 4,414,029
Dino Polska SA
(b)(d)(f)
.................. 523 46,720
Endeavour Group Ltd. ................ 65,026 334,134
Etablissements Franz Colruyt NV ......... 77,887 3,824,087
ICA Gruppen AB .................... 13,862 716,666
J Sainsbury plc ..................... 187,829 769,321
Kesko OYJ, Class B .................. 4,941 160,802
Kroger Co. (The) .................... 10,160 406,603
Lawson, Inc. ....................... 19,900 962,357
Sendas Distribuidora SA ............... 2,431,414 6,561,259
Shoprite Holdings Ltd. ................ 95,720 1,137,298
Sun Art Retail Group Ltd. .............. 1,079,500 632,867
Sysco Corp. ....................... 11,361 873,661
Walgreens Boots Alliance, Inc. ........... 8,686 408,416
Wal-Mart de Mexico SAB de CV .......... 6,637,648 23,126,020
Walmart, Inc. ....................... 31,369 4,687,156
X5 Retail Group NV, GDR
(d)
............. 130,678 4,451,679
55,461,797
Food Products — 0.3%
Almarai Co. JSC .................... 31,688 446,905
Archer-Daniels-Midland Co. ............. 6,022 386,853
Campbell Soup Co. .................. 16,040 640,798
Security
Shares
Shares Value
Food Products (continued)
China Feihe Ltd.
(b)(d)
.................. 6,948,000 $ 11,535,727
China Mengniu Dairy Co. Ltd.
(f)
........... 2,814,000 17,904,267
CJ CheilJedang Corp. ................. 316 102,701
Conagra Brands, Inc. ................. 8,601 276,952
Dali Foods Group Co. Ltd.
(b)(d)
........... 469,500 261,286
General Mills, Inc. ................... 22,202 1,372,084
Hershey Co. (The) ................... 1,540 270,039
Hormel Foods Corp. .................. 8,753 370,427
Indofood Sukses Makmur Tbk. PT ........ 456,900 205,087
JBS SA .......................... 49,655 344,624
JDE Peet's NV ..................... 1,682 48,978
JM Smucker Co. (The) ................ 13,574 1,667,702
Kellogg Co. ........................ 6,746 413,530
Kraft Heinz Co. (The) ................. 21,683 778,203
Kuala Lumpur Kepong Bhd. ............. 55,200 288,197
Lamb Weston Holdings, Inc. ............ 1,574 88,852
McCormick & Co., Inc. (Non-Voting) ....... 2,650 212,610
Mondelez International, Inc., Class A ....... 15,498 941,349
Nestle Malaysia Bhd. ................. 35,300 1,146,782
Nestle SA (Registered) ................ 136,509 18,006,524
Orkla ASA ......................... 26,524 257,983
PPB Group Bhd. .................... 78,100 342,878
Tiger Brands Ltd. .................... 12,354 155,826
Tingyi Cayman Islands Holding Corp. ...... 1,120,000 2,090,462
Tyson Foods, Inc., Class A ............. 3,208 256,544
Uni-President China Holdings Ltd. ........ 254,000 216,482
Want Want China Holdings Ltd. .......... 1,548,000 1,200,545
62,231,197
Gas Utilities — 0.2%
APA Group
(h)
....................... 562,793 3,491,933
Atmos Energy Corp. .................. 52,213 4,809,861
Beijing Enterprises Holdings Ltd. ......... 173,000 664,993
China Resources Gas Group Ltd. ......... 162,000 870,330
ENN Energy Holdings Ltd. .............. 414,400 7,139,482
Kunlun Energy Co. Ltd. ................ 15,174,000 13,820,177
Petronas Gas Bhd. ................... 72,300 292,517
Tokyo Gas Co. Ltd. .................. 224,400 3,894,000
UGI Corp. ......................... 13,299 577,309
35,560,602
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories .................. 19,339 2,492,604
ABIOMED, Inc.
(f)
.................... 818 271,609
Align Technology, Inc.
(f)
................ 7,068 4,413,047
Ansell Ltd. ........................ 195,359 4,677,410
Baxter International, Inc. ............... 5,474 432,227
Becton Dickinson and Co. .............. 3,140 752,313
Boston Scientific Corp.
(f)
............... 15,341 661,657
Coloplast A/S, Class B ................ 4,503 735,421
Cooper Cos., Inc. (The) ............... 488 203,457
Danaher Corp. ..................... 6,915 2,155,889
Demant A/S
(f)
...................... 1,847 89,539
Dentsply Sirona, Inc. ................. 2,422 138,563
DexCom, Inc.
(f)
..................... 1,053 656,240
Edwards Lifesciences Corp.
(f)
............ 6,807 815,615
Fisher & Paykel Healthcare Corp. Ltd. ...... 27,608 618,516
Hologic, Inc.
(f)
...................... 2,754 201,896
Hoya Corp. ........................ 700 103,046
IDEXX Laboratories, Inc.
(f)
.............. 6,531 4,350,560
Intuitive Surgical, Inc.
(f)
................ 3,903 1,409,490
Medtronic plc ...................... 114,208 13,688,971
ResMed, Inc. ...................... 1,555 408,825
STERIS plc ........................ 1,063 248,466
Straumann Holding AG (Registered) ....... 954 1,985,940
Stryker Corp. ...................... 3,655 972,486

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Sysmex Corp. ...................... 1,300 $ 161,188
Teleflex, Inc. ....................... 500 178,470
Terumo Corp. ...................... 12,200 538,213
West Pharmaceutical Services, Inc. ....... 750 322,410
Zimmer Biomet Holdings, Inc. ........... 2,291 327,888
44,011,956
Health Care Providers & Services — 0.3%
AmerisourceBergen Corp. .............. 1,644 200,601
Anthem, Inc. ....................... 3,210 1,396,767
Bangkok Dusit Medical Services PCL, NVDR . 3,617,700 2,565,439
Cardinal Health, Inc. .................. 4,030 192,674
Centene Corp.
(f)
..................... 6,063 431,928
Cigna Corp. ....................... 3,763 803,814
CVS Health Corp. ................... 14,667 1,309,470
DaVita, Inc.
(f)
....................... 836 86,309
Dr Sulaiman Al Habib Medical Services Group
Co. ........................... 7,276 321,619
HCA Healthcare, Inc. ................. 2,693 674,489
Henry Schein, Inc.
(f)
.................. 1,594 121,702
Humana, Inc. ...................... 1,399 647,961
IHH Healthcare Bhd. ................. 279,500 441,422
Laboratory Corp. of America Holdings
(f)
..... 1,055 302,806
McKesson Corp. .................... 4,338 901,784
Notre Dame Intermedica Participacoes SA ... 819,466 9,333,299
Quest Diagnostics, Inc. ................ 1,455 213,565
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H ........................ 284,900 521,432
Sinopharm Group Co. Ltd., Class H ....... 653,200 1,551,033
UnitedHealth Group, Inc. ............... 73,936 34,045,310
Universal Health Services, Inc., Class B .... 790 98,039
56,161,463
Health Care Technology — 0.0%
Cerner Corp. ....................... 34,907 2,593,241
M3, Inc. .......................... 3,800 223,935
Veeva Systems, Inc., Class A
(f)
........... 570 180,696
2,997,872
Hotels, Restaurants & Leisure — 0.2%
Aristocrat Leisure Ltd. ................. 2,648 93,916
Booking Holdings, Inc.
(f)
............... 453 1,096,613
Caesars Entertainment, Inc.
(f)
............ 2,248 246,066
Carnival Corp.
(f)
..................... 11,173 247,594
Chipotle Mexican Grill, Inc.
(f)
............ 306 544,383
Darden Restaurants, Inc. .............. 1,438 207,273
Domino's Pizza, Inc. .................. 381 186,298
Expedia Group, Inc.
(f)
................. 1,431 235,271
Genting Malaysia Bhd. ................ 426,400 326,712
Hilton Worldwide Holdings, Inc.
(f)
......... 2,936 422,637
Kangwon Land, Inc.
(f)
................. 37,200 885,157
Las Vegas Sands Corp.
(f)
............... 4,536 176,042
Marriott International, Inc., Class A
(f)
....... 3,129 500,703
McDonald's Corp. ................... 8,175 2,007,371
MGM Resorts International ............. 5,491 258,956
Norwegian Cruise Line Holdings Ltd.
(f)
...... 5,438 139,865
Penn National Gaming, Inc.
(f)
............ 1,604 114,846
Royal Caribbean Cruises Ltd.
(f)
........... 3,244 273,891
Seera Group Holding
(f)
................ 191,050 1,181,679
SJM Holdings Ltd.
(f)(g)
................. 16,505,000 12,275,103
Starbucks Corp. ..................... 12,945 1,373,076
Wynn Resorts Ltd.
(f)
.................. 1,809 162,448
Yum China Holdings, Inc. .............. 222,288 12,688,199
Yum! Brands, Inc. ................... 3,183 397,684
36,041,783
Security
Shares
Shares Value
Household Durables — 0.2%
Arcelik A/S ........................ 41,555 $ 145,790
DR Horton, Inc. ..................... 3,741 333,959
Electrolux AB, Class B ................ 39,548 897,521
Garmin Ltd. ........................ 1,572 225,739
Haier Smart Home Co. Ltd., Class A ....... 2,918,008 12,383,048
Haier Smart Home Co. Ltd., Class H ....... 1,696,200 6,316,130
Hangzhou Robam Appliances Co. Ltd., Class A 55,600 271,647
Huisen Household International Group Ltd.
(d)
. 246,000 72,382
Leggett & Platt, Inc. .................. 1,433 67,136
Lennar Corp., Class A ................. 3,032 302,988
Mohawk Industries, Inc.
(f)
............... 647 114,655
Newell Brands, Inc. .................. 4,118 94,261
Nien Made Enterprise Co. Ltd. ........... 46,000 632,180
NVR, Inc.
(f)
........................ 39 190,897
Persimmon plc ..................... 233,756 8,709,354
PulteGroup, Inc. .................... 2,992 143,855
Taylor Wimpey plc ................... 3,698,436 7,825,184
Whirlpool Corp. ..................... 682 143,786
38,870,512
Household Products — 0.1%
Church & Dwight Co., Inc. .............. 2,770 241,987
Clorox Co. (The) .................... 3,809 620,905
Colgate-Palmolive Co. ................ 20,681 1,575,685
Henkel AG & Co. KGaA ............... 958 80,005
Kimberly-Clark Corp. ................. 3,623 469,142
Pigeon Corp. ....................... 6,900 159,778
Procter & Gamble Co. (The) ............ 34,452 4,926,292
Reckitt Benckiser Group plc ............. 219,063 17,784,145
25,857,939
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) .................... 7,188 180,635
CGN Power Co. Ltd., Class H
(b)(d)
......... 2,250,000 605,695
China Longyuan Power Group Corp. Ltd., Class
H ............................ 135,000 315,770
China Yangtze Power Co. Ltd., Class A ..... 612,100 2,029,937
Colbun SA ........................ 2,628,712 181,279
3,313,316
Industrial Conglomerates — 0.1%
3M Co. ........................... 36,342 6,493,589
CITIC Ltd. ......................... 101,000 101,181
Fosun International Ltd. ............... 91,000 106,617
General Electric Co. .................. 12,665 1,328,179
Industries Qatar QSC ................. 111,170 481,855
Roper Technologies, Inc. ............... 1,216 593,250
Siemens AG (Registered) .............. 46,330 7,532,423
Sime Darby Bhd. .................... 456,800 250,407
16,887,501
Insurance — 0.9%
Aflac, Inc. ......................... 8,495 455,927
AIA Group Ltd. ..................... 85,600 959,320
Allianz SE (Registered) ................ 34,892 8,102,287
Allstate Corp. (The) .................. 3,315 409,966
American Financial Group, Inc. .......... 23,808 3,238,840
American International Group, Inc. ........ 9,292 549,064
Aon plc, Class A .................... 2,656 849,708
Arthur J Gallagher & Co. ............... 2,336 391,677
Assurant, Inc. ...................... 110,483 17,822,013
Athene Holding Ltd., Class A
(f)
........... 953 82,921
Brown & Brown, Inc. .................. 2,543 160,489
Bupa Arabia for Cooperative Insurance Co. .. 7,872 303,472
Chubb Ltd. ........................ 5,224 1,020,665
Cincinnati Financial Corp. .............. 1,833 222,600
Direct Line Insurance Group plc .......... 2,397,078 9,580,890

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
Insurance (continued)
Everest Re Group Ltd. ................ 644 $ 168,406
Fidelity National Financial, Inc. ........... 47,914 2,295,560
Gjensidige Forsikring ASA .............. 316,946 7,891,530
Globe Life, Inc. ..................... 1,596 142,076
Hartford Financial Services Group, Inc. (The) . 13,523 986,232
HDFC Life Insurance Co. Ltd.
(b)(d)
......... 246,449 2,241,289
Lincoln National Corp. ................ 2,982 215,151
Loews Corp. ....................... 3,158 177,069
Marsh & McLennan Cos., Inc. ........... 5,899 983,953
MetLife, Inc. ....................... 9,150 574,620
MS&AD Insurance Group Holdings, Inc. .... 27,000 872,299
New China Life Insurance Co. Ltd., Class H .. 326,300 941,340
People's Insurance Co. Group of China Ltd.
(The), Class A .................... 2,617,731 2,050,023
People's Insurance Co. Group of China Ltd.
(The), Class H .................... 2,831,000 883,055
Phoenix Group Holdings plc ............ 1,236,288 11,100,046
PICC Property & Casualty Co. Ltd., Class H .. 176,000 163,846
Ping An Insurance Group Co. of China Ltd.,
Class H ........................ 155,000 1,110,224
Powszechny Zaklad Ubezpieczen SA ...... 238,917 2,390,368
Principal Financial Group, Inc. ........... 3,945 264,670
Progressive Corp. (The) ............... 140,633 13,343,259
Prudential Financial, Inc. ............... 5,027 553,221
Prudential plc ...................... 1,324,415 27,028,585
Qatar Insurance Co. SAQ
(f)
............. 72,642 48,638
Sanlam Ltd. ....................... 2,202,431 9,047,630
Seguridade Participacoes SA ............ 3,666,837 14,371,600
Tokio Marine Holdings, Inc. ............. 3,300 173,811
Travelers Cos., Inc. (The) .............. 8,415 1,353,805
Tryg A/S .......................... 273,002 6,479,187
Willis Towers Watson plc ............... 1,602 388,133
WR Berkley Corp. ................... 6,635 528,146
Zurich Insurance Group AG ............. 36,574 16,210,356
169,127,967
Interactive Media & Services — 0.6%
Alphabet, Inc., Class A
(f)
............... 5,273 15,612,931
Alphabet, Inc., Class C
(f)
............... 3,885 11,520,618
Auto Trader Group plc
(b)(d)
.............. 889,253 7,372,296
Autohome, Inc., ADR ................. 1,784 70,200
Baidu, Inc., Class A
(f)
................. 89,950 1,838,051
Facebook, Inc., Class A
(f)
............... 26,039 8,425,439
Kakao Corp. ....................... 61,420 6,607,837
Match Group, Inc.
(f)
.................. 3,011 453,999
NAVER Corp. ...................... 8,066 2,804,409
REA Group Ltd. ..................... 5,350 649,323
Tencent Holdings Ltd. ................. 543,200 33,042,743
Tencent Holdings Ltd., ADR ............. 326,940 19,874,683
Twitter, Inc.
(f)
....................... 8,598 460,337
Zillow Group, Inc., Class C
(f)
............. 1,310 135,755
108,868,621
Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd.
(f)
............ 16,388 336,981
Amazon.com, Inc.
(f)
.................. 7,522 25,367,418
eBay, Inc. ......................... 7,035 539,725
Etsy, Inc.
(f)
........................ 1,274 319,379
momo.com, Inc. ..................... 3,000 193,321
Naspers Ltd., Class N ................. 2,014 341,079
Vipshop Holdings Ltd., ADR
(f)
............ 63,041 703,538
ZOZO, Inc. ........................ 6,600 211,850
28,013,291
Security
Shares
Shares Value
IT Services — 0.9%
Accenture plc, Class A ................ 22,888 $ 8,211,985
Akamai Technologies, Inc.
(f)
............. 1,783 188,035
Amadeus IT Group SA
(f)
............... 189,200 12,657,089
Automatic Data Processing, Inc. .......... 5,008 1,124,246
Broadridge Financial Solutions, Inc. ....... 1,277 227,830
CGI, Inc., Class A
(f)
................... 9,273 828,396
Cognizant Technology Solutions Corp., Class A 6,512 508,522
DXC Technology Co.
(f)
................ 4,096 133,407
Fidelity National Information Services, Inc. ... 205,084 22,711,002
Fiserv, Inc.
(f)
....................... 6,512 641,367
FleetCor Technologies, Inc.
(f)
............ 1,042 257,801
Gartner, Inc.
(f)
...................... 1,171 388,667
GDS Holdings Ltd., Class A
(f)
............ 3,989,820 29,963,728
Global Payments, Inc. ................ 3,444 492,457
HCL Technologies Ltd. ................ 135,854 2,080,219
Infosys Ltd. ........................ 279,433 6,253,379
Infosys Ltd., ADR .................... 422,633 9,416,263
International Business Machines Corp. ..... 10,396 1,300,540
Jack Henry & Associates, Inc. ........... 1,073 178,633
Mastercard, Inc., Class A ............... 11,958 4,012,148
Mphasis Ltd. ....................... 6,444 279,490
Paychex, Inc. ...................... 122,849 15,144,825
PayPal Holdings, Inc.
(f)
................ 12,721 2,958,777
Samsung SDS Co. Ltd. ................ 4,974 653,799
SUNeVision Holdings Ltd. .............. 8,345,000 7,661,898
Tata Consultancy Services Ltd. .......... 58,072 2,639,634
Tech Mahindra Ltd. .................. 80,129 1,586,080
VeriSign, Inc.
(f)
...................... 2,846 633,719
Visa, Inc., Class A ................... 161,923 34,290,434
Western Union Co. (The) .............. 4,580 83,448
Wipro Ltd. ......................... 251,995 2,182,163
Wipro Ltd., ADR ..................... 112,112 1,004,524
170,694,505
Leisure Products — 0.1%
Hasbro, Inc. ....................... 178,711 17,113,365
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc. .............. 26,456 4,166,556
Bio-Rad Laboratories, Inc., Class A
(f)
....... 205 162,909
Bio-Techne Corp. .................... 423 221,504
Charles River Laboratories International, Inc.
(f)
539 241,839
Illumina, Inc.
(f)
...................... 1,615 670,322
IQVIA Holdings, Inc.
(f)
................. 2,093 547,152
Joinn Laboratories China Co. Ltd., Class H
(b)(d)
100,280 1,290,525
Lonza Group AG (Registered) ........... 19,569 16,081,813
Mettler-Toledo International, Inc.
(f)
......... 239 353,930
PerkinElmer, Inc. .................... 1,280 226,419
Thermo Fisher Scientific, Inc. ............ 4,253 2,692,447
Waters Corp.
(f)
...................... 617 226,778
WuXi AppTec Co. Ltd., Class H
(b)(d)
........ 128,140 2,735,940
29,618,134
Machinery — 0.4%
Alfa Laval AB ...................... 195,385 8,381,010
Atlas Copco AB, Class A ............... 62,001 3,992,784
Caterpillar, Inc. ..................... 6,032 1,230,588
Cummins, Inc. ...................... 1,769 424,277
Deere & Co. ....................... 3,101 1,061,503
Dover Corp. ....................... 2,264 382,797
Epiroc AB, Class A ................... 83,642 2,081,136
FANUC Corp. ...................... 12,300 2,430,741
Fortive Corp. ....................... 5,099 386,045
Han's Laser Technology Industry Group Co.
Ltd., Class A ..................... 2,042,594 13,682,952
IDEX Corp. ........................ 1,078 239,930

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
Machinery (continued)
Illinois Tool Works, Inc. ................ 3,552 $ 809,394
Ingersoll Rand, Inc.
(f)
................. 4,738 254,715
Kone OYJ, Class B .................. 156,703 10,687,001
Otis Worldwide Corp. ................. 214,460 17,223,283
PACCAR, Inc. ...................... 4,303 385,635
Parker-Hannifin Corp. ................. 1,503 445,775
Pentair plc ........................ 2,398 177,380
Snap-on, Inc. ...................... 28,523 5,796,729
Stanley Black & Decker, Inc. ............ 2,237 402,056
Techtronic Industries Co. Ltd. ............ 18,500 380,087
Volvo AB, Class B ................... 355,481 8,289,516
Wartsila OYJ Abp .................... 8,199 113,706
Westinghouse Air Brake Technologies Corp. .. 3,190 289,429
Xylem, Inc. ........................ 2,292 299,312
79,847,781
Marine — 0.0%
Kuehne + Nagel International AG (Registered) 10,106 3,182,890
MISC Bhd. ........................ 174,800 299,008
Projector SA
(c)(f)
..................... 24,388 —
3,481,898
Media — 0.2%
Altice USA, Inc., Class A
(f)
.............. 22,566 367,826
Charter Communications, Inc., Class A
(f)
.... 5,627 3,797,606
Comcast Corp., Class A ............... 437,453 22,498,208
Discovery, Inc., Class A
(f)
............... 1,753 41,090
Discovery, Inc., Class C
(f)
.............. 3,190 71,967
DISH Network Corp., Class A
(f)
........... 2,539 104,277
Eutelsat Communications SA ............ 194,735 2,767,797
Fox Corp., Class A ................... 5,954 236,612
Fox Corp., Class B ................... 1,673 61,834
Interpublic Group of Cos., Inc. (The) ....... 4,184 153,009
News Corp., Class A .................. 4,257 97,485
News Corp., Class B ................. 1,327 29,937
Omnicom Group, Inc. ................. 9,832 669,362
Sirius XM Holdings, Inc. ............... 460,854 2,806,601
Telenet Group Holding NV .............. 14,284 513,167
ViacomCBS, Inc. .................... 6,085 220,399
34,437,177
Metals & Mining — 0.2%
Agnico Eagle Mines Ltd. ............... 26,523 1,407,802
AngloGold Ashanti Ltd. ................ 2,947 54,368
B2Gold Corp. ...................... 26,452 109,219
Barrick Gold Corp. ................... 4,302 78,942
China Molybdenum Co. Ltd., Class H ...... 22,599,000 13,970,771
China Steel Corp. ................... 103,000 124,183
Freeport-McMoRan, Inc. ............... 15,778 595,146
Gold Fields Ltd. ..................... 5,597 52,009
Hochschild Mining plc ................. 107,064 208,941
Newmont Corp. ..................... 8,672 468,288
Novolipetsk Steel PJSC ............... 2,475,652 7,815,067
Novolipetsk Steel PJSC, GDR
(d)
.......... 40,789 1,289,063
Nucor Corp. ....................... 3,474 387,872
POSCO .......................... 180 45,654
Wheaton Precious Metals Corp. .......... 110,643 4,466,487
31,073,812
Multiline Retail — 0.1%
Dollar General Corp. ................. 2,572 569,749
Dollar Tree, Inc.
(f)
.................... 2,556 275,435
Falabella SA ....................... 82,684 228,649
Fix Price Group Ltd., GDR
(d)
............. 1,341,077 11,680,781
Lojas Renner SA .................... 80,158 456,905
Magazine Luiza SA
(f)
................. 29,913 57,348
Security
Shares
Shares Value
Multiline Retail (continued)
Target Corp. ....................... 5,389 $ 1,399,092
14,667,959
Multi-Utilities — 0.6%
Ameren Corp. ...................... 95,162 8,021,205
Atco Ltd., Class I .................... 8,443 286,527
CenterPoint Energy, Inc. ............... 393,088 10,236,011
CMS Energy Corp. ................... 119,789 7,229,266
Consolidated Edison, Inc. .............. 44,363 3,344,970
Dominion Energy, Inc. ................. 274,378 20,833,522
DTE Energy Co. .................... 14,373 1,629,180
National Grid plc .................... 946,957 12,124,421
NiSource, Inc. ...................... 290,438 7,165,105
Public Service Enterprise Group, Inc. ...... 171,738 10,956,884
Qatar Electricity & Water Co. QSC ........ 31,180 143,390
Sempra Energy ..................... 87,082 11,114,276
WEC Energy Group, Inc. ............... 93,084 8,383,145
101,467,902
Oil, Gas & Consumable Fuels — 1.0%
APA Corp. ........................ 4,063 106,491
Cabot Oil & Gas Corp. ................ 199,978 4,263,531
California Resources Corp.
(f)
............ 3,020 139,313
Canadian Natural Resources Ltd. ......... 3,392 144,166
Cheniere Energy, Inc.
(f)
................ 82,456 8,525,950
Chesapeake Energy Corp. ............. 139,612 8,898,869
Chevron Corp. ...................... 36,892 4,223,765
China Petroleum & Chemical Corp., Class A .. 862,800 572,525
China Petroleum & Chemical Corp., Class H . 37,200,000 18,125,068
ConocoPhillips ..................... 14,761 1,099,547
Devon Energy Corp. .................. 6,390 256,111
Diamondback Energy, Inc. .............. 1,867 200,124
Enbridge, Inc. ...................... 473,680 19,841,282
Energy Transfer LP .................. 121,784 1,158,166
Enterprise Products Partners LP .......... 82,040 1,860,667
EOG Resources, Inc. ................. 74,864 6,921,925
Equinor ASA ....................... 189,710 4,806,936
Equitrans Midstream Corp. ............. 42,922 442,526
Exxon Mobil Corp. ................... 47,587 3,067,934
Gazprom PJSC ..................... 1,323,859 6,523,100
Gazprom PJSC, ADR ................. 658,513 6,461,904
Gibson Energy, Inc. .................. 34,238 689,961
Hess Corp. ........................ 3,023 249,609
Inpex Corp. ........................ 97,400 812,250
Kinder Morgan, Inc. .................. 359,171 6,016,114
Koninklijke Vopak NV ................. 3,279 130,497
LUKOIL PJSC ...................... 48,173 4,916,145
LUKOIL PJSC, ADR .................. 186,451 19,005,121
Lundin Energy AB ................... 36,006 1,422,000
Magellan Midstream Partners LP ......... 34,772 1,703,828
Marathon Oil Corp. ................... 8,688 141,788
Marathon Petroleum Corp. ............. 7,038 464,015
Occidental Petroleum Corp. ............. 9,050 303,447
ONEOK, Inc. ....................... 9,566 608,589
Pembina Pipeline Corp. ............... 9,325 308,699
PetroChina Co. Ltd., Class H ............ 262,000 126,323
Petroleo Brasileiro SA, ADR ............ 495,722 4,867,990
Petronas Dagangan Bhd. .............. 23,100 113,587
Petronet LNG Ltd. ................... 3,622,355 11,120,177
Phillips 66 ......................... 7,986 597,193
Phillips 66 Partners LP ................ 30,735 1,135,351
Pioneer Natural Resources Co. .......... 8,164 1,526,505
Plains All American Pipeline LP .......... 181,707 1,838,875
Plains GP Holdings LP, Class A
(f)
......... 351,046 3,826,401
Qatar Fuel QSC ..................... 37,378 187,855
Qatar Gas Transport Co. Ltd. ............ 497,810 443,005

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Saudi Arabian Oil Co.
(b)(d)
............... 265,507 $ 2,672,129
Targa Resources Corp. ................ 126,362 6,908,211
TC Energy Corp. .................... 14,882 805,086
Valero Energy Corp. .................. 4,312 333,447
Williams Cos., Inc. (The) ............... 341,529 9,593,550
Woodside Petroleum Ltd. .............. 14,319 250,319
180,757,967
Paper & Forest Products — 0.0%
Empresas CMPC SA ................. 85,177 157,161
Suzano SA
(f)
....................... 220,931 1,923,233
2,080,394
Personal Products — 0.3%
AMOREPACIFIC Group ............... 4,404 187,446
Beiersdorf AG ...................... 2,213 235,316
Dabur India Ltd. ..................... 218,862 1,714,259
Estee Lauder Cos., Inc. (The), Class A ..... 29,867 9,686,764
Kao Corp. ......................... 24,200 1,368,947
LG Household & Health Care Ltd. ......... 2,053 2,054,819
L'Oreal SA ........................ 17,534 8,021,012
Marico Ltd. ........................ 118,826 903,507
Natura & Co. Holding SA
(f)
.............. 27,253 187,842
Unilever plc ........................ 417,469 22,352,075
46,711,987
Pharmaceuticals — 1.1%
Alkem Laboratories Ltd. ............... 7,956 383,827
Astellas Pharma, Inc. ................. 6,400 107,896
AstraZeneca plc .................... 311,462 38,964,314
Bristol-Myers Squibb Co. ............... 574,616 33,557,574
Catalent, Inc.
(f)
...................... 1,794 247,321
China Medical System Holdings Ltd. ....... 90,000 152,390
China Resources Pharmaceutical Group Ltd.
(b)
(d)
............................ 586,000 281,893
Eli Lilly & Co. ...................... 8,574 2,184,312
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd., Class H
(g)
.......... 104,000 262,930
Hisamitsu Pharmaceutical Co., Inc. ........ 2,700 92,115
Johnson & Johnson .................. 87,881 14,314,057
Merck & Co., Inc. .................... 92,263 8,123,757
Novo Nordisk A/S, Class B ............. 426,588 46,777,470
Organon & Co. ..................... 2,734 100,475
Pfizer, Inc. ........................ 268,428 11,741,041
Richter Gedeon Nyrt. ................. 4,415 123,681
Roche Holding AG ................... 287 123,445
Sanofi ........................... 428,631 43,053,489
Sino Biopharmaceutical Ltd. ............ 3,447,000 2,541,765
Takeda Pharmaceutical Co. Ltd. .......... 113,800 3,193,892
Tonghua Dongbao Pharmaceutical Co. Ltd.,
Class A ........................ 98,542 187,224
Viatris, Inc. ........................ 16,245 216,871
Zoetis, Inc. ........................ 5,172 1,118,186
207,849,925
Professional Services — 0.3%
51job, Inc., ADR
(f)
.................... 16,449 979,703
Adecco Group AG (Registered) .......... 1,832 92,296
Equifax, Inc. ....................... 1,403 389,234
Experian plc ....................... 169,161 7,756,231
IHS Markit Ltd. ..................... 4,438 580,136
Nielsen Holdings plc .................. 4,345 87,986
NMG, Inc.
(f)
........................ 3,714 549,672
Randstad NV ...................... 3,043 218,632
Recruit Holdings Co. Ltd. .............. 18,400 1,223,950
RELX plc ......................... 1,187,660 36,837,123
Robert Half International, Inc. ............ 7,028 794,656
Security
Shares
Shares Value
Professional Services (continued)
Teleperformance .................... 18,006 $ 7,521,322
Verisk Analytics, Inc. .................. 1,971 414,442
57,445,383
Real Estate Management & Development — 0.8%
Aldar Properties PJSC ................ 79,017 86,942
Aroundtown SA ..................... 3,085,019 21,439,392
Barwa Real Estate Co. ................ 234,595 202,391
Capitaland Investment Ltd.
(f)
............ 7,774,200 19,831,849
CBRE Group, Inc., Class A
(f)
............ 3,551 369,588
China Vanke Co. Ltd., Class H ........... 112,800 263,549
Daito Trust Construction Co. Ltd. ......... 8,500 1,053,865
Emaar Development PJSC
(f)
............ 157,196 167,704
Emaar Malls PJSC
(f)
.................. 130,402 71,178
ESR Cayman Ltd.
(b)(d)(f)
................ 8,027,400 25,975,584
FirstService Corp. ................... 1,389 277,037
Hang Lung Properties Ltd. .............. 3,071,000 7,127,343
Hulic Co. Ltd. ...................... 848,200 8,155,867
LEG Immobilien SE .................. 53,364 7,937,525
Logan Group Co. Ltd. ................. 262,000 262,446
Shenzhen Investment Ltd. .............. 264,000 64,754
Shimao Group Holdings Ltd. ............ 10,527,500 16,514,299
Sino Land Co. Ltd. ................... 32,000 42,060
Sunac China Holdings Ltd. ............. 455,000 973,029
VGP NV .......................... 30,002 7,759,507
Vonovia SE ........................ 447,804 27,165,064
145,740,973
Road & Rail — 0.2%
Canadian Pacific Railway Ltd. ........... 112,552 8,711,503
CSX Corp. ........................ 373,096 13,494,882
JB Hunt Transport Services, Inc. ......... 925 182,401
Kansas City Southern ................. 6,787 2,105,667
Norfolk Southern Corp. ................ 2,909 852,482
Old Dominion Freight Line, Inc. .......... 1,092 372,754
Union Pacific Corp. .................. 34,874 8,418,584
West Japan Railway Co. ............... 102,900 4,857,461
38,995,734
Semiconductors & Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc.
(f)
.......... 13,235 1,591,244
Analog Devices, Inc. .................. 6,322 1,096,804
Applied Materials, Inc. ................ 9,996 1,365,953
ASM International NV ................. 9,859 4,462,032
ASML Holding NV ................... 15,287 12,426,806
Broadcom, Inc. ..................... 4,505 2,395,173
Daqo New Energy Corp., ADR
(f)
.......... 2,484 193,230
Disco Corp. ........................ 1,300 350,477
Enphase Energy, Inc.
(f)
................ 1,477 342,118
Intel Corp. ........................ 113,515 5,562,235
KLA Corp. ......................... 1,668 621,764
Lam Research Corp. ................. 1,559 878,606
Lasertec Corp. ..................... 1,100 238,607
MediaTek, Inc. ...................... 80,000 2,633,016
Microchip Technology, Inc. .............. 6,100 451,949
Micron Technology, Inc. ................ 12,227 844,886
Monolithic Power Systems, Inc. .......... 458 240,661
Nanya Technology Corp. ............... 1,229,000 2,946,804
Novatek Microelectronics Corp. .......... 32,000 479,966
NVIDIA Corp. ...................... 29,941 7,655,015
NXP Semiconductors NV .............. 2,896 581,691
Qorvo, Inc.
(f)
....................... 1,209 203,390
QUALCOMM, Inc. ................... 12,346 1,642,512
Skyworks Solutions, Inc. ............... 1,785 298,327
Taiwan Semiconductor Manufacturing Co. Ltd. 4,590,000 97,401,218
Teradyne, Inc. ...................... 1,841 254,500

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. ................ 152,955 $ 28,676,003
Tokyo Electron Ltd. .................. 10,800 5,033,157
United Microelectronics Corp. ........... 178,000 369,524
Xilinx, Inc. ......................... 4,406 793,080
182,030,748
Software — 0.8%
Adobe, Inc.
(f)
....................... 13,390 8,708,320
ANSYS, Inc.
(f)
...................... 930 353,009
Autodesk, Inc.
(f)
..................... 2,389 758,770
Cadence Design Systems, Inc.
(f)
.......... 5,309 919,041
Ceridian HCM Holding, Inc.
(f)
............ 1,467 183,742
Check Point Software Technologies Ltd.
(f)
.... 11,025 1,318,590
Citrix Systems, Inc. .................. 1,355 128,359
Constellation Software, Inc. ............. 1,005 1,766,213
Fortinet, Inc.
(f)
...................... 11,920 4,009,173
Glodon Co. Ltd., Class A ............... 837,398 9,708,254
Intuit, Inc. ......................... 44,437 27,817,118
Microsoft Corp. ..................... 216,376 71,754,609
Nice Ltd.
(f)
......................... 366 103,468
NortonLifeLock, Inc. .................. 7,223 183,825
Oracle Corp. ....................... 22,145 2,124,591
Paycom Software, Inc.
(f)
............... 531 290,908
PTC, Inc.
(f)
........................ 1,139 145,052
RingCentral, Inc., Class A
(f)
............. 1,502 366,157
salesforce.com, Inc.
(f)
................. 10,580 3,170,720
SAP SE .......................... 5,149 745,633
ServiceNow, Inc.
(f)
................... 8,114 5,661,625
Synopsys, Inc.
(f)
..................... 1,691 563,407
Trend Micro, Inc. .................... 5,100 288,254
Tyler Technologies, Inc.
(f)
............... 439 238,474
WiseTech Global Ltd. ................. 4,168 162,443
141,469,755
Specialty Retail — 0.2%
ABC-Mart, Inc. ..................... 16,200 778,636
Abu Dhabi National Oil Co. for Distribution
PJSC ......................... 772,672 900,327
Advance Auto Parts, Inc. ............... 615 138,695
AutoZone, Inc.
(f)
..................... 653 1,165,501
Bath & Body Works, Inc. ............... 2,497 172,518
Best Buy Co., Inc. ................... 2,504 306,089
CarMax, Inc.
(f)
...................... 1,761 241,116
China Meidong Auto Holdings Ltd. ........ 32,000 165,307
China Yongda Automobiles Services Holdings
Ltd. ........................... 581,500 925,210
Fast Retailing Co. Ltd. ................ 3,700 2,456,126
Foschini Group Ltd. (The)
(f)
............. 6,147 52,194
Gap, Inc. (The) ..................... 2,303 52,255
H & M Hennes & Mauritz AB, Class B ...... 41,284 776,669
Home Depot, Inc. (The) ............... 11,667 4,337,091
Home Product Center PCL, NVDR ........ 2,389,900 1,053,168
Hotai Motor Co. Ltd. .................. 21,000 462,423
Jarir Marketing Co. ................... 9,423 509,474
JUMBO SA ........................ 17,423 259,330
Lowe's Cos., Inc. .................... 7,922 1,852,322
Nitori Holdings Co. Ltd. ................ 4,800 881,810
O'Reilly Automotive, Inc.
(f)
.............. 726 451,804
Pop Mart International Group Ltd.
(b)(d)(f)
...... 17,600 103,814
Ross Stores, Inc. .................... 3,856 436,499
Suning.com Co. Ltd., Class A
(f)
........... 447,800 312,387
TJX Cos., Inc. (The) .................. 13,218 865,647
Topsports International Holdings Ltd.
(b)(d)
.... 12,263,000 14,897,689
Security
Shares
Shares Value
Specialty Retail (continued)
Tractor Supply Co. ................... 1,184 $ 257,129
Ulta Beauty, Inc.
(f)
.................... 8,345 3,065,619
37,876,849
Technology Hardware, Storage & Peripherals — 0.4%
Acer, Inc. ......................... 71,000 66,455
Advantech Co. Ltd. .................. 90,295 1,180,879
Apple, Inc. ........................ 347,143 52,002,021
Asustek Computer, Inc. ................ 80,000 1,017,106
Canon, Inc. ........................ 76,300 1,735,014
Catcher Technology Co. Ltd. ............ 205,000 1,188,674
Compal Electronics, Inc. ............... 2,819,000 2,480,888
Hewlett Packard Enterprise Co. .......... 13,270 194,406
HP, Inc. .......................... 13,261 402,206
Inventec Corp. ...................... 1,475,000 1,410,701
Lenovo Group Ltd. ................... 4,022,000 4,367,764
Lite-On Technology Corp. .............. 1,185,000 2,615,036
Micro-Star International Co. Ltd. .......... 18,000 90,838
NetApp, Inc. ....................... 7,400 660,820
Quanta Computer, Inc. ................ 321,000 901,850
Samsung Electronics Co. Ltd. ........... 27,621 1,653,756
Seagate Technology Holdings plc ......... 9,262 824,966
Western Digital Corp.
(f)
................ 3,199 167,276
72,960,656
Textiles, Apparel & Luxury Goods — 0.3%
ANTA Sports Products Ltd. ............. 3,600 55,778
EssilorLuxottica SA .................. 70,632 14,613,575
Hanesbrands, Inc. ................... 3,888 66,252
Kering SA ......................... 10,633 7,980,438
Li Ning Co. Ltd. ..................... 5,000 55,175
LVMH Moet Hennessy Louis Vuitton SE ..... 30,446 23,873,368
NIKE, Inc., Class B .................. 13,918 2,328,342
PVH Corp.
(f)
....................... 774 84,622
Ralph Lauren Corp. .................. 459 58,371
Tapestry, Inc. ....................... 3,099 120,799
Titan Co. Ltd. ...................... 14,881 474,813
Under Armour, Inc., Class A
(f)
............ 2,023 44,425
Under Armour, Inc., Class C
(f)
............ 2,090 39,459
VF Corp. ......................... 3,914 285,252
50,080,669
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. ... 416,550 15,881,670
Tobacco — 0.2%
Altria Group, Inc. .................... 20,424 900,903
British American Tobacco plc ............ 36,780 1,279,370
Eastern Co. SAE .................... 82,901 61,213
ITC Ltd. .......................... 849,848 2,537,449
Japan Tobacco, Inc. .................. 309,400 6,073,885
Philip Morris International, Inc. ........... 214,974 20,323,642
Swedish Match AB ................... 146,529 1,291,975
32,468,437
Trading Companies & Distributors — 0.2%
Azelis Group NV
(f)
................... 68,422 2,214,683
BOC Aviation Ltd.
(b)(d)(g)
................ 1,469,500 12,859,266
Fastenal Co. ....................... 6,186 353,097
Ferguson plc ....................... 167,841 25,253,929
ITOCHU Corp. ..................... 30,300 864,182
Marubeni Corp. ..................... 16,800 142,553
Mitsubishi Corp. ..................... 17,700 562,824
MonotaRO Co. Ltd. .................. 2,900 66,096
United Rentals, Inc.
(f)
................. 777 294,569

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
WW Grainger, Inc. ................... 2,058 $ 953,080
43,564,279
Transportation Infrastructure — 0.7%
Aena SME SA
(b)(d)(f)
................... 59,080 9,703,094
Atlantia SpA
(f)
...................... 378,230 7,310,579
Auckland International Airport Ltd.
(f)
........ 913,110 5,233,841
Beijing Capital International Airport Co. Ltd.,
Class H
(f)
....................... 4,098,000 2,664,789
Flughafen Zurich AG (Registered)
(f)
........ 59,315 10,711,525
Fraport AG Frankfurt Airport Services
Worldwide
(f)
..................... 155,380 11,120,778
Getlink SE ........................ 575,987 8,865,090
Grupo Aeroportuario del Centro Norte SAB de
CV
(f)
.......................... 14,296 86,458
Grupo Aeroportuario del Pacifico SAB de CV,
Class B
(f)
....................... 1,114,329 14,072,544
Hamburger Hafen und Logistik AG ........ 143,428 3,214,916
Japan Airport Terminal Co. Ltd.
(f)
.......... 75,700 3,755,290
Jiangsu Expressway Co. Ltd., Class H ..... 11,652,000 11,048,777
Shanghai International Port Group Co. Ltd.,
Class A ........................ 666,300 587,954
Shenzhen Expressway Co. Ltd., Class H .... 248,000 233,735
Shenzhen International Holdings Ltd. ...... 200,000 240,783
Sydney Airport
(f)(h)
.................... 1,953,701 12,115,759
Transurban Group
(h)
.................. 3,318,978 33,817,583
Westports Holdings Bhd. ............... 127,100 137,198
134,920,693
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 26,114 4,548,536
Beijing Enterprises Water Group Ltd. ....... 1,008,000 385,292
Guangdong Investment Ltd. ............. 834,000 1,048,641
Severn Trent plc .................... 128,516 4,813,212
10,795,681
Wireless Telecommunication Services — 0.2%
Axiata Group Bhd. ................... 311,800 297,419
Bharti Airtel Ltd.
(f)
.................... 33,395 306,344
DiGi.Com Bhd. ..................... 230,700 236,098
Etihad Etisalat Co. ................... 156,990 1,266,082
Far EasTone Telecommunications Co. Ltd. ... 229,000 503,899
Global Telecom Holding SAE
(c)(f)
.......... 201,938 62,985
KDDI Corp. ........................ 246,200 7,528,798
Maxis Bhd. ........................ 177,700 200,572
Mobile Telecommunications Co. KSCP ..... 333,099 659,686
Mobile Telecommunications Co. Saudi Arabia
(f)
328,098 1,187,867
Mobile TeleSystems PJSC .............. 19,431 85,144
SK Telecom Co. Ltd. .................. 6,922 1,832,853
SoftBank Group Corp. ................ 7,600 411,444
Taiwan Mobile Co. Ltd. ................ 252,000 888,849
Tele2 AB, Class B ................... 1,051,604 14,862,706
TIM SA
(f)
.......................... 232,823 461,207
TIM SA, ADR
(f)
...................... 25,195 248,423
T-Mobile US, Inc.
(f)
................... 6,327 727,795
Turkcell Iletisim Hizmetleri A/S ........... 58,194 92,551
Vodacom Group Ltd. ................. 112,487 998,428
32,859,150
Total Common Stocks — 24.1%
(Cost: $3,593,965,828) ............................ 4,400,687,685
Security
Par (000)
Par (000) Value
Corporate Bonds — 30.6%
Aerospace & Defense — 0.6%
Bombardier, Inc.
(b)
7.50%, 12/01/24 .................. USD 1,309 $ 1,362,996
7.50%, 03/15/25 .................. 2,962 3,039,753
7.13%, 06/15/26 .................. 4,433 4,649,109
7.88%, 04/15/27 .................. 1,513 1,572,536
6.00%, 02/15/28 .................. 2,868 2,893,095
7.45%, 05/01/34 .................. 362 441,640
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 2,887 2,930,305
Howmet Aerospace, Inc.
5.13%, 10/01/24 .................. 306 335,452
6.88%, 05/01/25 .................. 500 579,365
5.90%, 02/01/27 .................. 1,156 1,323,632
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
................ 2,960 3,059,900
L3Harris Technologies, Inc.
3.83%, 04/27/25 .................. 355 383,226
4.40%, 06/15/28 .................. 3,360 3,833,500
2.90%, 12/15/29 .................. 60 62,798
1.80%, 01/15/31 .................. 3,565 3,418,890
4.85%, 04/27/35 .................. 500 613,323
5.05%, 04/27/45 .................. 120 159,706
Rolls-Royce plc, 5.75%, 10/15/27
(b)
....... 4,361 4,825,665
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
.. 1,090 1,134,962
SSL Robotics LLC, 9.75%, 12/31/23
(b)
..... 356 384,480
TransDigm, Inc.
8.00%, 12/15/25
(b)
................. 11,477 12,208,659
6.25%, 03/15/26
(b)
................. 35,107 36,642,931
6.38%, 06/15/26 .................. 1,416 1,463,790
7.50%, 03/15/27 .................. 2,071 2,171,961
5.50%, 11/15/27 .................. 1,000 1,023,750
4.63%, 01/15/29 .................. 1,836 1,824,525
4.88%, 05/01/29 .................. 2,289 2,295,710
Triumph Group, Inc., 8.88%, 06/01/24
(b)
.... 7,259 7,995,861
102,631,520
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10%, 08/05/29 .................. 781 832,910
4.55%, 04/01/46 .................. 795 963,438
1,796,348
Airlines — 0.4%
Air Canada, 3.88%, 08/15/26
(b)
.......... 2,479 2,509,988
Air France-KLM, 3.88%, 07/01/26
(d)
....... EUR 400 452,574
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................. USD 6,886 8,530,033
5.50%, 04/20/26 .................. 4,898 5,137,754
5.75%, 04/20/29 .................. 9,411 10,128,138
Avianca Holdings SA, 9.00%, 03/31/22
(b)
.... 9,728 9,660,198
Delta Air Lines, Inc.
7.38%, 01/15/26 .................. 825 970,291
4.75%, 10/20/28
(b)
................. 5,591 6,208,420
Deutsche Lufthansa AG
(d)
2.00%, 07/14/24 .................. EUR 1,000 1,159,149
3.75%, 02/11/28 .................. 500 596,496
3.50%, 07/14/29 .................. 1,200 1,402,947
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
................ USD 2,941 3,088,050
International Consolidated Airlines Group SA
(d)
0.63%, 11/17/22
(i)
................. EUR 600 681,899
2.75%, 03/25/25 .................. 800 921,205
1.50%, 07/04/27 .................. 200 210,126
1.13%, 05/18/28
(i)
................. 1,200 1,328,979
3.75%, 03/25/29 .................. 600 688,873
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 5,594 6,088,286

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Airlines (continued)
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
USD 599 $ 670,160
United Airlines Holdings, Inc., 4.88%, 01/15/25 175 180,250
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 . 409 431,771
Series 2020-1, Class A, 5.88%, 10/15/27 . 10,067 11,262,959
United Airlines, Inc.
(b)
4.38%, 04/15/26 .................. 3,948 4,084,088
4.63%, 04/15/29 .................. 3,439 3,545,540
79,938,174
Auto Components — 0.4%
Adient US LLC, 9.00%, 04/15/25
(b)
....... 105 112,350
Allison Transmission, Inc.
(b)
5.88%, 06/01/29 .................. 3,949 4,250,111
3.75%, 01/30/31 .................. 2,967 2,852,029
Clarios Global LP
6.75%, 05/15/25
(b)
................. 4,587 4,832,955
4.38%, 05/15/26
(d)
................. EUR 1,500 1,773,306
6.25%, 05/15/26
(b)
................. USD 7,445 7,789,331
8.50%, 05/15/27
(b)
................. 15,772 16,754,123
Cooper-Standard Automotive, Inc., 13.00%,
06/01/24
(b)
..................... 1,800 1,953,000
Dana Financing Luxembourg SARL, 3.00%,
07/15/29
(d)
..................... EUR 650 755,157
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... USD 2,378 2,473,120
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(b)
..................... 845 833,381
Faurecia SE
(d)
3.75%, 06/15/28 .................. EUR 590 706,614
2.38%, 06/15/29 .................. 370 423,443
Goodyear Europe BV, 2.75%, 08/15/28
(d)
... 424 493,840
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29
(b)
................. USD 1,499 1,581,445
5.25%, 07/15/31
(b)
................. 2,265 2,410,413
5.63%, 04/30/33 .................. 2,448 2,631,600
Grupo Antolin-Irausa SA, 3.50%, 04/30/28
(d)
.. EUR 977 1,052,612
Icahn Enterprises LP
6.75%, 02/01/24 .................. USD 1,000 1,015,000
4.75%, 09/15/24 .................. 2,616 2,711,340
6.38%, 12/15/25 .................. 2,650 2,703,000
6.25%, 05/15/26 .................. 2,462 2,578,945
5.25%, 05/15/27 .................. 3,023 3,143,920
4.38%, 02/01/29 .................. 3,981 3,998,596
IHO Verwaltungs GmbH
(j)
4.75%, (4.75% Cash or 5.50% PIK),
09/15/26
(b)
.................... 600 614,238
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)(d)
................... EUR 906 1,072,378
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(b)
.................... USD 200 207,500
JB Poindexter & Co., Inc., 7.13%, 04/15/26
(b)
. 200 210,250
Leather 2 SpA, (EURIBOR 3 Month + 4.50%),
4.50%, 09/30/28
(a)(d)
............... EUR 399 460,367
Patrick Industries, Inc., 4.75%, 05/01/29
(b)
... USD 486 482,355
Tenneco, Inc.
5.00%, 07/15/26 .................. 117 114,104
7.88%, 01/15/29
(b)
................. 1,051 1,149,531
5.13%, 04/15/29
(b)
................. 1,090 1,080,463
ZF Europe Finance BV
(d)
2.00%, 02/23/26 .................. EUR 1,200 1,389,703
2.50%, 10/23/27 .................. 500 584,502
ZF Finance GmbH
(d)
2.00%, 05/06/27 .................. 700 809,200
2.75%, 05/25/27 .................. 400 472,226
78,476,448
Security
Par (000)
Par (000) Value
Automobiles — 0.2%
Ford Motor Co.
8.50%, 04/21/23 .................. USD 515 $ 564,698
9.00%, 04/22/25 .................. 640 769,600
4.35%, 12/08/26 .................. 1,169 1,249,801
9.63%, 04/22/30 .................. 635 914,800
4.75%, 01/15/43 .................. 1,794 1,959,514
5.29%, 12/08/46 .................. 704 807,763
General Motors Co.
6.25%, 10/02/43 .................. 745 1,016,490
5.20%, 04/01/45 .................. 910 1,136,815
5.95%, 04/01/49 .................. 320 435,089
Hyundai Capital America
(b)
1.25%, 09/18/23 .................. 480 481,979
0.80%, 01/08/24 .................. 3,620 3,587,092
1.00%, 09/17/24 .................. 1,865 1,846,694
Jaguar Land Rover Automotive plc
5.63%, 02/01/23
(b)
................. 150 150,885
7.75%, 10/15/25
(b)
................. 570 614,175
6.88%, 11/15/26
(d)
................. EUR 400 515,016
4.50%, 10/01/27
(b)
................. USD 483 463,680
5.88%, 01/15/28
(b)
................. 1,883 1,878,292
4.50%, 07/15/28
(d)
................. EUR 848 974,793
5.50%, 07/15/29
(b)
................. USD 900 871,313
Mclaren Finance plc, 7.50%, 08/01/26
(b)
.... 375 374,063
Nissan Motor Acceptance Co. LLC, 2.75%,
03/09/28
(b)
..................... 575 574,579
Nissan Motor Co. Ltd.
(b)
3.04%, 09/15/23 .................. 4,540 4,694,990
4.35%, 09/17/27 .................. 1,595 1,730,003
4.81%, 09/17/30 .................. 340 377,874
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.62%, 02/18/30
(a)(d)
.......... EUR 900 1,042,814
Renault SA
(d)
1.25%, 06/24/25 .................. 100 114,010
2.38%, 05/25/26 .................. 500 585,867
Thor Industries, Inc., 4.00%, 10/15/29
(b)
.... USD 1,283 1,270,555
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(d)
.. 4,539 4,602,830
Volkswagen Group of America Finance LLC
(b)
0.75%, 11/23/22 .................. 1,880 1,881,210
1.25%, 11/24/25 .................. 305 300,227
3.20%, 09/26/26 .................. 305 323,160
Volvo Car AB, 2.50%, 10/07/27
(d)
........ EUR 728 908,725
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 1,802 1,948,413
40,967,809
Banks — 3.9%
ABN AMRO Bank NV, (EUR Swap Annual 5
Year + 4.67%), 4.37%
(a)(d)(k)
........... EUR 900 1,110,617
AIB Group plc
(a)
(EUR Swap Annual 5 Year + 5.70%),
5.25%
(d)(k)
..................... 2,985 3,666,036
(LIBOR USD 3 Month + 1.87%), 4.26%,
04/10/25
(b)
.................... USD 1,500 1,595,559
(EUR Swap Annual 5 Year + 6.63%),
6.25%
(d)(k)
..................... EUR 7,193 9,271,346
Al Ahli Bank of Kuwait KSCP, (USD Swap Semi
5 Year + 4.17%), 7.25%
(a)(d)(k)
......... USD 430 453,731
Australia & New Zealand Banking Group Ltd.,
(USD Swap Rate 5 Year + 5.17%), 6.75%
(a)(d)
(k)
.......................... 2,062 2,371,527
Banco Bilbao Vizcaya Argentaria SA
(a)(k)
(EUR Swap Annual 5 Year + 5.66%),
5.87%
(d)
...................... EUR 200 246,228
(EUR Swap Annual 5 Year + 6.04%),
6.00%
(d)
...................... 2,000 2,494,070
(USD Swap Semi 5 Year + 3.87%), 6.13% USD 20,400 21,935,304

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Banco BPM SpA
(a)(d)
(EUR Swap Annual 5 Year + 5.42%), 5.00%,
09/14/30 ..................... EUR 352 $ 441,578
(EUR Swap Annual 5 Year + 3.17%), 2.87%,
06/29/31 ..................... 5,114 5,903,992
Banco Davivienda SA, (US Treasury Yield
Curve Rate T Note Constant Maturity 10 Year
+ 5.10%), 6.65%
(a)(b)(k)
.............. USD 820 855,516
Banco de Sabadell SA
(a)(d)
(EUR Swap Annual 5 Year + 6.20%),
5.75%
(k)
...................... EUR 3,800 4,657,212
(EUR Swap Annual 5 Year + 2.20%), 2.00%,
01/17/30 ..................... 1,000 1,138,729
(EUR Swap Annual 5 Year + 2.95%), 2.50%,
04/15/31 ..................... 2,000 2,311,029
Banco do Brasil SA, 4.75%, 03/20/24
(d)
..... USD 3,165 3,321,865
Banco Espirito Santo SA
(d)(f)(l)
2.63%, 05/08/17 .................. EUR 800 134,096
4.75%, 01/15/18 .................. 1,500 251,430
4.00%, 01/21/19 .................. 5,400 905,148
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
USD 3,990 3,762,570
Banco Santander SA
(EUR Swap Annual 5 Year + 6.80%),
6.75%
(a)(d)(k)
.................... EUR 5,200 6,168,862
(EUR Swap Annual 5 Year + 5.00%),
5.25%
(a)(d)(k)
.................... 4,400 5,328,004
2.75%, 05/28/25 .................. USD 1,000 1,039,250
(EUR Swap Annual 5 Year + 4.53%),
4.37%
(a)(d)(k)
.................... EUR 6,400 7,630,710
1.85%, 03/25/26 .................. USD 600 600,771
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.72%, 09/14/27
(a)
............... 800 787,938
3.31%, 06/27/29 .................. 600 642,680
Bancolombia SA, 3.00%, 01/29/25 ....... 2,355 2,372,368
Bangkok Bank PCL
(a)(d)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.73%),
5.00%
(k)
...................... 7,634 7,883,536
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%),
3.73%, 09/25/34 ................ 4,334 4,401,177
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.27%, 01/29/31
(a)(b)(d)
....... 5,188 5,226,910
Bank of America Corp.
4.20%, 08/26/24 .................. 2,650 2,867,059
Series L, 3.95%, 04/21/25 ........... 1,610 1,738,495
(SOFR + 0.91%), 0.98%, 09/25/25
(a)
.... 1,990 1,977,849
4.45%, 03/03/26 .................. 2,220 2,460,360
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
.................... 4,860 5,196,503
(LIBOR USD 3 Month + 1.19%), 2.88%,
10/22/30
(a)
.................... 25 25,881
(SOFR + 1.37%), 1.92%, 10/24/31
(a)
.... 265 252,738
Series N, (SOFR + 1.22%), 2.65%,
03/11/32
(a)
.................... 1,090 1,099,915
(SOFR + 1.32%), 2.69%, 04/22/32
(a)
.... 1,325 1,341,465
(SOFR + 1.22%), 2.30%, 07/21/32
(a)
.... 1,275 1,247,340
Series L, 4.75%, 04/21/45 ........... 420 530,560
(LIBOR USD 3 Month + 1.99%), 4.44%,
01/20/48
(a)
.................... 445 561,575
(LIBOR USD 3 Month + 3.15%), 4.08%,
03/20/51
(a)
.................... 1,200 1,448,747
(SOFR + 1.88%), 2.83%, 10/24/51
(a)
.... 190 187,175
Security
Par (000)
Par (000) Value
Banks (continued)
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.35%), 3.80%
(a)(d)(k)
.... USD 4,500 $ 4,664,531
Bank of Cyprus PCL, (EUR Swap Annual 5 Year
+ 2.79%), 2.50%, 06/24/27
(a)(d)
........ EUR 1,025 1,151,735
Bank of East Asia Ltd. (The)
(a)(d)(k)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%),
5.87% ....................... USD 6,217 6,466,846
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.53%),
5.83% ....................... 4,653 4,858,023
Bank of Ireland Group plc
(a)
(EUR Swap Annual 5 Year + 6.43%),
6.00%
(d)(k)
..................... EUR 2,700 3,439,587
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
2.03%, 09/30/27
(b)
............... USD 1,795 1,771,450
Barclays plc
(USD Swap Semi 5 Year + 6.77%), 7.88%
(a)
(d)(k)
......................... 4,984 5,089,910
(USD Swap Semi 5 Year + 4.84%), 7.75%
(a)
(k)
.......................... 18,490 20,081,065
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%),
8.00%
(a)(k)
..................... 2,900 3,233,500
3.65%, 03/16/25 .................. 395 420,877
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.13%
(a)(k)
.. GBP 2,052 3,098,358
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(k)
..................... USD 13,075 14,362,103
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.02%), 6.37%
(a)(d)(k)
GBP 3,026 4,482,884
5.20%, 05/12/26 .................. USD 1,700 1,920,150
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(a)(k)
..................... 12,535 12,331,933
4.84%, 05/09/28 .................. 240 267,399
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)
.................... 1,300 1,491,103
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.65%), 5.12%, 01/18/33
(a)(d)
.......... 2,621 2,703,562
BNP Paribas SA
(LIBOR USD 6 Month + 0.08%), 0.23%
(a)(k)
450 425,250
(EUR Swap Annual 5 Year + 5.23%),
6.12%
(a)(d)(k)
.................... EUR 1,755 2,091,717
4.25%, 10/15/24 .................. USD 585 637,960
(LIBOR USD 3 Month + 2.24%), 4.70%,
01/10/25
(a)(b)
................... 1,335 1,435,037
(USD Swap Semi 5 Year + 3.98%), 7.00%
(a)
(b)(k)
......................... 4,429 5,214,793
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.62%
(a)(b)(k)
.................... 11,935 11,994,675
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(d)(k)
............... 1,975 2,003,761
CaixaBank SA
(a)(d)(k)
(EUR Swap Annual 5 Year + 5.82%), 6.00% EUR 1,800 2,143,224
(EUR Swap Annual 5 Year + 6.22%), 6.37% 3,600 4,473,720
(EUR Swap Annual 5 Year + 6.50%), 6.75% 6,600 8,496,399
(EUR Swap Annual 5 Year + 4.50%), 5.25% 1,800 2,216,052
(EUR Swap Annual 5 Year + 6.35%), 5.87% 1,800 2,377,314

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(d)(k)
.............. USD 380 $ 390,996
Citigroup, Inc.
(LIBOR USD 3 Month + 0.95%), 2.88%,
07/24/23
(a)
.................... 1,000 1,016,207
3.20%, 10/21/26 .................. 800 850,504
4.45%, 09/29/27 .................. 4,225 4,747,849
(LIBOR USD 3 Month + 1.56%), 3.89%,
01/10/28
(a)
.................... 275 299,507
(LIBOR USD 3 Month + 1.15%), 3.52%,
10/27/28
(a)
.................... 350 376,002
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
..... 425 443,373
(SOFR + 1.15%), 2.67%, 01/29/31
(a)
.... 1,775 1,804,688
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
..... 2,355 2,374,422
(SOFR + 1.17%), 2.56%, 05/01/32
(a)
.... 665 667,778
(SOFR + 1.38%), 2.90%, 11/03/42
(a)
..... 440 435,298
Commerzbank AG, (EUR Swap Annual 5 Year +
6.36%), 6.12%
(a)(d)(k)
............... EUR 11,000 13,761,764
Credit Agricole SA
(a)(b)(k)
(USD Swap Semi 5 Year + 4.90%), 7.88% USD 3,600 3,980,700
(USD Swap Semi 5 Year + 6.19%), 8.12% 3,886 4,653,485
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................. 270 277,680
Danske Bank A/S
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(b)
............... 1,460 1,464,077
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(d)(k)
..................... 24,620 27,389,750
Discover Bank, (USD Swap Semi 5 Year +
1.73%), 4.68%, 08/09/28
(a)
........... 800 845,827
DNB Bank ASA, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.14%),
4.88%
(a)(d)(k)
.................... 2,000 2,095,000
Emirates NBD Bank PJSC, (USD Swap Semi 6
Year + 3.66%), 6.13%
(a)(d)(k)
........... 2,935 3,101,011
Erste Group Bank AG, (EUR Swap Annual 5
Year + 6.20%), 6.50%
(a)(d)(k)
........... EUR 3,600 4,603,653
HDFC Bank Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.93%), 3.70%
(a)(d)(k)
............... USD 3,939 3,909,458
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 0.42%
(a)(k)
.......... 3,590 3,358,445
HSBC Holdings plc
(LIBOR USD 3 Month + 1.06%), 3.26%,
03/13/23
(a)
.................... 2,300 2,322,676
(LIBOR USD 3 Month + 1.21%), 3.80%,
03/11/25
(a)
.................... 1,160 1,228,032
(USD Swap Rate 5 Year + 4.37%), 6.37%
(a)
(k)
.......................... 4,019 4,371,949
(SOFR + 0.71%), 0.98%, 05/24/25
(a)
.... 1,710 1,695,859
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%),
4.00%
(a)(k)
..................... 690 688,275
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(a)(k)
..................... 9,830 9,767,383
(SOFR + 1.19%), 2.80%, 05/24/32
(a)
.... 1,195 1,202,955
5.25%, 03/14/44 .................. 340 439,797
Huntington National Bank (The), 1.80%,
02/03/23 ...................... 700 710,389
ING Groep NV
3.55%, 04/09/24 .................. 430 456,647
Security
Par (000)
Par (000) Value
Banks (continued)
(USD Swap Rate 5 Year + 4.20%), 6.75%
(a)
(d)(k)
......................... USD 5,877 $ 6,387,441
(USD Swap Semi 5 Year + 4.45%), 6.50%
(a)
(k)
.......................... 2,010 2,205,975
(SOFR + 1.01%), 1.73%, 04/01/27
(a)
.... 985 983,136
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%),
3.88%
(a)(k)
..................... 17,590 16,930,375
Intesa Sanpaolo SpA
5.02%, 06/26/24
(b)
................. 1,500 1,608,663
(EUR Swap Annual 5 Year + 6.07%),
5.87%
(a)(d)(k)
.................... EUR 2,050 2,594,931
5.71%, 01/15/26
(b)
................. USD 1,000 1,111,816
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(d)(k)
.................... EUR 6,745 9,424,890
(EUR Swap Annual 5 Year + 5.75%), 5.87%,
03/04/29
(a)(d)
................... 700 896,160
5.15%, 06/10/30
(d)
................. GBP 1,525 2,328,726
(EUR Swap Annual 5 Year + 6.09%),
5.87%
(a)(d)(k)
.................... EUR 1,900 2,505,583
4.20%, 06/01/32
(b)
................. USD 3,485 3,513,254
4.95%, 06/01/42
(b)
................. 940 970,694
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
. 3,245 3,279,073
JPMorgan Chase & Co.
3.38%, 05/01/23 .................. 1,680 1,747,127
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
.... 350 360,662
4.25%, 10/01/27 .................. 1,420 1,599,834
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
.................... 2,585 2,817,508
(LIBOR USD 3 Month + 1.12%), 4.01%,
04/23/29
(a)
.................... 100 111,018
(SOFR + 3.79%), 4.49%, 03/24/31
(a)
.... 290 336,250
(SOFR + 1.25%), 2.58%, 04/22/32
(a)
.... 1,050 1,057,896
(LIBOR USD 3 Month + 1.36%), 3.88%,
07/24/38
(a)
.................... 2,335 2,670,290
5.50%, 10/15/40 .................. 970 1,319,196
5.40%, 01/06/42 .................. 480 653,822
5.63%, 08/16/43 .................. 15 20,793
4.95%, 06/01/45 .................. 765 1,007,192
Series W, (LIBOR USD 3 Month + 1.00%),
1.12%, 05/15/47
(a)
............... 19,006 16,726,883
Kasikornbank PCL
(a)(d)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.94%),
5.28%
(k)
...................... 4,210 4,375,242
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%),
3.34%, 10/02/31 ................ 4,111 4,119,479
KBC Group NV, (EUR Swap Annual 5 Year +
4.69%), 4.75%
(a)(d)(k)
............... EUR 7,000 8,569,266
Lloyds Banking Group plc
(LIBOR USD 3 Month + 0.81%), 2.91%,
11/07/23
(a)
.................... USD 1,000 1,022,316
4.45%, 05/08/25 .................. 500 550,166
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%),
3.87%, 07/09/25
(a)
............... 1,100 1,176,651
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(k)
.......................... 3,975 4,562,233
4.58%, 12/10/25 .................. 2,350 2,598,297
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(k)
..................... 7,290 8,330,647
4.55%, 08/16/28 .................. 265 302,436
Macquarie Bank Ltd., (USD Swap Semi 5 Year
+ 3.70%), 6.13%
(a)(d)(k)
.............. 1,480 1,603,950

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
3.76%, 07/26/23 .................. USD 15 $ 15,794
1.41%, 07/17/25 .................. 1,595 1,591,613
3.20%, 07/18/29 .................. 365 386,763
2.05%, 07/17/30 .................. 1,000 973,803
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.21%), 5.00%
(a)(d)(k)
........... 4,520 4,575,088
NatWest Group plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24 ................ 590 603,431
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25 ..................... 800 856,713
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.99%), 5.13%
(k)
... GBP 750 1,085,431
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.64%, 06/14/27 ................ USD 665 656,968
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%),
3.07%, 05/22/28 ................ 1,440 1,508,972
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35 ................ 1,210 1,203,997
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(d)(k)
.................... 5,594 6,380,628
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(b)(k)
.................... 14,225 16,225,320
1.50%, 09/30/26
(b)
................. 1,700 1,674,111
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
3.75%
(a)(b)(k)
.................... 8,215 7,948,012
PNC Financial Services Group, Inc. (The),
2.55%, 01/22/30 ................. 550 567,988
Rizal Commercial Banking Corp., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 6.24%), 6.50%
(a)(d)(k)
........... 4,050 4,221,619
Santander Holdings USA, Inc., 4.45%, 12/03/21 179 179,512
Santander UK Group Holdings plc
(GBP Swap 5 Year + 5.54%), 7.38%
(a)(d)(k)
. GBP 275 386,701
3.57%, 01/10/23 .................. USD 2,745 2,760,950
(GBP Swap 5 Year + 5.79%), 6.75%
(a)(d)(k)
. GBP 5,825 8,649,184
(SOFR + 0.99%), 1.67%, 06/14/27
(a)
.... USD 1,150 1,130,778
Santander UK plc, 3.75%, 11/15/21 ....... 990 991,281
Shinhan Financial Group Co. Ltd.
(a)(d)(k)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%),
5.87% ....................... 1,420 1,509,460
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.06%),
2.87% ....................... 4,300 4,247,594
Societe Generale SA
(a)
(USD Swap Semi 5 Year + 4.98%), 7.88%
(d)
(k)
.......................... 9,635 10,615,843
(USD Swap Rate 5 Year + 5.87%), 8.00%
(d)
(k)
.......................... 3,783 4,408,633
(USD Swap Rate 5 Year + 5.87%), 8.00%
(b)
(k)
.......................... 16,275 18,966,559
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.93%),
4.75%
(b)(k)
..................... 18,745 19,201,441
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
1.79%, 06/09/27
(b)
............... USD 552 $ 543,446
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38%
(b)(k)
..................... 12,900 13,706,250
Standard Chartered plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%),
1.32%, 10/14/23
(b)
............... 925 928,976
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%),
6.00%
(d)(k)
..................... 1,200 1,304,400
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%),
4.30%
(b)(k)
..................... 11,150 10,707,010
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25 .................. 1,675 1,726,604
2.75%, 01/15/30 .................. 950 977,272
TMBThanachart Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.26%), 4.90%
(a)(d)(k)
.............. 3,831 3,830,521
UniCredit SpA
6.57%, 01/14/22
(b)
................. 2,450 2,477,526
3.75%, 04/12/22
(b)
................. 3,150 3,193,137
(EUR Swap Annual 5 Year + 6.39%),
6.62%
(a)(d)(k)
.................... EUR 6,400 7,806,274
(USD Swap Semi 5 Year + 5.18%), 8.00%
(a)
(d)(k)
......................... USD 24,210 26,419,162
(EUR Swap Annual 5 Year + 4.93%),
5.38%
(a)(d)(k)
.................... EUR 1,000 1,227,832
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(a)(d)(k)
.................... 4,418 5,967,967
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%),
2.57%, 09/22/26
(a)(b)
.............. USD 835 839,685
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%),
1.98%, 06/03/27
(a)(b)
.............. 1,025 1,007,537
(EURIBOR Swap Rate 5 Year + 4.08%),
3.88%
(a)(d)(k)
.................... EUR 4,000 4,435,516
(EURIBOR Swap Rate 5 Year + 4.74%),
4.87%, 02/20/29
(a)(d)
.............. 1,000 1,242,693
(EUR Swap Annual 5 Year + 2.40%), 2.00%,
09/23/29
(a)(d)
................... 400 464,791
(EUR Swap Annual 5 Year + 2.80%), 2.73%,
01/15/32
(a)(d)
................... 400 469,979
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%),
3.13%, 06/03/32
(a)(b)
.............. USD 406 404,083
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%),
5.46%, 06/30/35
(a)(b)
.............. 1,475 1,613,594
US Bancorp, 3.00%, 07/30/29 .......... 200 212,635
Wells Fargo & Co.
(LIBOR USD 3 Month + 0.50%), 0.62%,
01/15/27
(a)
.................... 2,055 1,995,261
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
.................... 715 771,163
5.61%, 01/15/44 .................. 350 479,144
4.65%, 11/04/44 .................. 210 259,111
4.40%, 06/14/46 .................. 425 516,680
4.75%, 12/07/46 .................. 1,000 1,268,010
(SOFR + 4.50%), 5.01%, 04/04/51
(a)
.... 955 1,319,015

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Westpac Banking Corp., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.75%), 2.67%, 11/15/35
(a)
.......... USD 460 $ 448,751
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.66%),
4.25%
(a)(d)(k)
.................... 4,403 4,534,540
719,924,428
Beverages — 0.1%
Anadolu Efes Biracilik ve Malt Sanayii A/S,
3.38%, 06/29/28
(b)
................ 2,795 2,805,481
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 .................. 345 417,386
4.90%, 02/01/46 .................. 1,700 2,168,218
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 .................. 1,170 1,373,692
4.95%, 01/15/42 .................. 80 100,759
4.60%, 04/15/48 .................. 460 568,312
4.50%, 06/01/50 .................. 710 879,507
4.75%, 04/15/58 .................. 1,601 2,042,222
5.80%, 01/23/59 .................. 195 288,635
Central American Bottling Corp., 5.75%,
01/31/27
(b)
..................... 5,119 5,292,726
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 1,095 1,032,243
Embotelladora Andina SA, 3.95%, 01/21/50
(b)
. 2,515 2,597,995
19,567,176
Biotechnology — 0.1%
AbbVie, Inc.
3.38%, 11/14/21 .................. 365 365,347
3.80%, 03/15/25 .................. 850 916,102
3.60%, 05/14/25 .................. 605 648,662
4.55%, 03/15/35 .................. 150 178,708
4.40%, 11/06/42 .................. 2,075 2,491,648
4.70%, 05/14/45 .................. 630 790,137
4.45%, 05/14/46 .................. 650 794,500
4.88%, 11/14/48 .................. 840 1,105,138
4.25%, 11/21/49 .................. 325 390,851
Biogen, Inc., 3.63%, 09/15/22 .......... 600 616,479
Cidron Aida Finco SARL
(d)
5.00%, 04/01/28 .................. EUR 682 773,734
6.25%, 04/01/28 .................. GBP 663 890,227
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(b)
USD 718 689,280
Gilead Sciences, Inc.
4.50%, 02/01/45 .................. 900 1,108,730
4.75%, 03/01/46 .................. 375 478,981
Grifols Escrow Issuer SA, 3.88%, 10/15/28
(d)
. EUR 517 598,459
Horizon Therapeutics USA, Inc., 5.50%,
08/01/27
(b)
..................... USD 1,200 1,264,500
14,101,483
Building Products — 0.2%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
..................... 3,101 3,225,040
Builders FirstSource, Inc.
(b)
6.75%, 06/01/27 .................. 1,074 1,131,728
5.00%, 03/01/30 .................. 880 929,500
4.25%, 02/01/32 .................. 1,430 1,441,354
Carlisle Cos., Inc., 2.20%, 03/01/32 ....... 910 878,391
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
..................... 3,273 3,395,738
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
.... 2,212 2,140,110
Forterra Finance LLC, 6.50%, 07/15/25
(b)
... 1,526 1,626,334
HT Troplast GmbH, 9.25%, 07/15/25
(d)
..... EUR 376 468,342
James Hardie International Finance DAC,
5.00%, 01/15/28
(b)
................ USD 1,484 1,543,360
Security
Par (000)
Par (000) Value
Building Products (continued)
JELD-WEN, Inc.
(b)
6.25%, 05/15/25 .................. USD 902 $ 950,482
4.63%, 12/15/25 .................. 616 621,390
4.88%, 12/15/27 .................. 86 89,010
Masonite International Corp.
(b)
5.38%, 02/01/28 .................. 2,046 2,148,300
3.50%, 02/15/30 .................. 1,633 1,593,710
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 .................. 799 806,095
9.75%, 07/15/28 .................. 773 829,043
PCF GmbH
(d)
4.75%, 04/15/26 .................. EUR 589 692,473
(EURIBOR 3 Month + 4.75%), 4.75%,
04/15/26
(a)
.................... 395 457,095
PGT Innovations, Inc., 4.38%, 10/01/29
(b)
... USD 370 366,762
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
.. 7,111 7,395,440
Standard Industries, Inc.
2.25%, 11/21/26
(d)
................. EUR 419 468,546
5.00%, 02/15/27
(b)
................. USD 681 698,876
4.75%, 01/15/28
(b)
................. 625 644,531
4.38%, 07/15/30
(b)
................. 4,864 4,864,000
3.38%, 01/15/31
(b)
................. 1,717 1,592,123
Summit Materials LLC
(b)
6.50%, 03/15/27 .................. 445 465,025
5.25%, 01/15/29 .................. 1,062 1,112,445
Victors Merger Corp., 6.38%, 05/15/29
(b)
.... 1,082 1,017,080
43,592,323
Capital Markets — 1.2%
AG Issuer LLC, 6.25%, 03/01/28
(b)
....... 270 281,475
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
847 876,645
Coinbase Global, Inc.
(b)
3.38%, 10/01/28 .................. 826 797,090
3.63%, 10/01/31 .................. 754 718,185
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 2,917 3,033,680
Credit Suisse AG
2.80%, 04/08/22 .................. 780 788,342
1.25%, 08/07/26 .................. 870 851,587
Credit Suisse Group AG
3.80%, 06/09/23 .................. 280 293,127
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(b)(k)
......................... 6,225 6,621,844
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(d)(k)
......................... 1,200 1,308,000
(LIBOR USD 3 Month + 1.24%), 4.21%,
06/12/24
(a)(b)
................... 250 262,497
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(b)(k)
......................... 11,634 12,506,550
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(d)(k)
......................... 600 645,000
(SOFR + 1.56%), 2.59%, 09/11/25
(a)(b)
... 665 683,823
(USD Swap Rate 5 Year + 4.33%), 7.25%
(a)
(d)(k)
......................... 1,000 1,109,840
(SOFR + 2.04%), 2.19%, 06/05/26
(a)(b)
... 3,955 4,003,147
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(a)(b)(k)
.................... 12,821 13,958,864
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(a)(b)(k)
.................... 4,848 5,035,860
(SOFR + 3.73%), 4.19%, 04/01/31
(a)(b)
... 260 287,646
(SOFR + 1.73%), 3.09%, 05/14/32
(a)(b)
... 475 483,627
Deutsche Bank AG
(SOFR + 2.16%), 2.22%, 09/18/24
(a)
.... 3,440 3,505,607
4.50%, 04/01/25 .................. 400 429,147

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%),
6.00%
(a)(k)
..................... USD 23,000 $ 24,035,000
(SOFR + 1.87%), 2.13%, 11/24/26
(a)
..... 595 597,883
(USD Swap Semi 5 Year + 2.25%), 4.30%,
05/24/28
(a)
.................... 1,200 1,243,221
(SOFR + 2.76%), 3.73%, 01/14/32
(a)
.... 200 205,008
(USD Swap Rate 5 Year + 2.55%), 4.88%,
12/01/32
(a)
.................... 700 760,527
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
................ 250 256,735
Dresdner Funding Trust I, 8.15%, 06/30/31
(b)
. 650 919,425
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 03/08/24
(a)
.... 1,400 1,396,392
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
.................... 930 981,556
3.75%, 02/25/26 .................. 675 731,555
Series U, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.92%),
3.65%
(a)(k)
..................... 11,000 10,917,500
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
.................... 995 1,114,272
(SOFR + 1.09%), 1.99%, 01/27/32
(a)
.... 2,370 2,270,708
(SOFR + 1.28%), 2.62%, 04/22/32
(a)
.... 710 712,919
(SOFR + 1.25%), 2.38%, 07/21/32
(a)
.... 510 501,289
6.75%, 10/01/37 .................. 650 925,266
5.15%, 05/22/45 .................. 195 257,873
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27
(d)
..................... 1,900 1,853,094
Huarong Finance 2019 Co. Ltd.
(d)
(LIBOR USD 3 Month + 1.13%), 1.25%,
02/24/23
(a)
.................... 616 576,152
2.50%, 02/24/23 .................. 534 515,477
3.75%, 05/29/24 .................. 900 872,442
3.63%, 09/30/30 .................. 1,985 1,762,308
Huarong Finance Co. Ltd., 3.25%, 11/13/24
(d)
. 200 190,062
Intercontinental Exchange, Inc.
3.10%, 09/15/27 .................. 25 26,698
4.25%, 09/21/48 .................. 155 187,209
LPL Holdings, Inc.
(b)
4.63%, 11/15/27 .................. 1,092 1,124,760
4.00%, 03/15/29 .................. 200 204,000
4.38%, 05/15/31 .................. 1,045 1,069,819
Morgan Stanley
(SOFR + 1.99%), 2.19%, 04/28/26
(a)
.... 2,295 2,348,954
3.95%, 04/23/27 .................. 425 466,497
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
.... 855 847,032
(SOFR + 0.86%), 1.51%, 07/20/27
(a)
.... 990 973,824
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
.................... 2,420 2,616,499
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
.... 1,985 2,028,946
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
.... 1,785 1,949,831
(SOFR + 1.49%), 3.22%, 04/22/42
(a)
.... 180 189,077
(SOFR + 1.43%), 2.80%, 01/25/52
(a)
.... 250 247,092
MSCI, Inc.
(b)
4.00%, 11/15/29 .................. 1,438 1,502,710
3.63%, 09/01/30 .................. 1,842 1,888,050
3.88%, 02/15/31 .................. 1,938 1,999,236
3.63%, 11/01/31 .................. 1,086 1,118,580
3.25%, 08/15/33 .................. 1,914 1,921,407
Nomura Holdings, Inc.
1.65%, 07/14/26 .................. 455 447,932
2.61%, 07/14/31 .................. 580 572,889
Owl Rock Technology Finance Corp., 3.75%,
06/17/26
(b)
..................... 960 1,002,027
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Pershing Square Holdings Ltd., 5.50%,
07/15/22
(b)
..................... USD 4,100 $ 4,204,714
Sherwood Financing plc
(d)
4.50%, 11/15/26 .................. EUR 313 360,019
6.00%, 11/15/26 .................. GBP 234 320,241
(EURIBOR 3 Month + 4.63%), 4.63%,
11/15/27
(a)
.................... EUR 239 276,284
State Street Corp., (LIBOR USD 3 Month +
1.00%), 1.12%, 06/15/47
(a)
........... USD 38,405 34,085,193
SURA Asset Management SA, 4.88%,
04/17/24
(b)
..................... 4,419 4,740,206
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(b)
(k)
.......................... 6,640 6,595,180
UBS Group AG
(a)
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
(k)
.......................... 13,976 15,111,550
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
............... 1,055 1,056,169
(USD Swap Semi 5 Year + 4.87%), 7.00%
(d)
(k)
.......................... 2,023 2,273,346
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%),
5.12%
(d)(k)
..................... 850 914,812
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%),
1.36%, 01/30/27
(b)
............... 530 520,149
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(b)
............... 955 935,582
XP, Inc., 3.25%, 07/01/26
(b)
............ 5,489 5,241,309
213,446,070
Chemicals — 0.6%
Air Products and Chemicals, Inc., 2.80%,
05/15/50 ...................... 100 102,709
Alpek SAB de CV, 3.25%, 02/25/31
(b)
...... 365 360,620
Ashland LLC, 3.38%, 09/01/31
(b)
......... 2,600 2,567,500
Avient Corp., 5.25%, 03/15/23 .......... 400 419,000
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 .................. 214 219,885
3.38%, 02/15/29 .................. 1,268 1,207,656
CeramTec BondCo GmbH, 5.25%, 12/15/25
(d)
EUR 400 469,336
Chemours Co. (The)
4.00%, 05/15/26 .................. 400 466,485
5.38%, 05/15/27 .................. USD 674 711,070
5.75%, 11/15/28
(b)
................. 2,581 2,651,977
4.63%, 11/15/29
(b)
................. 560 539,000
CVR Partners LP
(b)
9.25%, 06/15/23 .................. 38 38,076
6.13%, 06/15/28 .................. 3,170 3,280,950
Diamond BC BV, 4.63%, 10/01/29
(b)
....... 1,845 1,857,915
Dow Chemical Co. (The), 3.60%, 11/15/50 .. 100 108,915
DuPont de Nemours, Inc.
5.32%, 11/15/38 .................. 375 483,844
5.42%, 11/15/48 .................. 150 209,793
Eastman Chemical Co., 4.80%, 09/01/42 ... 220 267,042
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 10,121 10,111,689
Equate Petrochemical BV
(b)
4.25%, 11/03/26 .................. 2,461 2,679,414
2.63%, 04/28/28 .................. 803 800,239
EverArc Escrow SARL, 5.00%, 10/30/29
(b)
... 4,075 4,075,000
Gates Global LLC, 6.25%, 01/15/26
(b)
...... 3,414 3,529,222
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
..................... 1,931 1,977,344

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Chemicals (continued)
GPD Cos., Inc., 10.13%, 04/01/26
(b)
....... USD 110 $ 117,700
HB Fuller Co., 4.25%, 10/15/28 ......... 1,733 1,756,829
Herens Midco SARL
4.75%, 05/15/28
(b)
................. 2,299 2,280,723
5.25%, 05/15/29
(d)
................. EUR 1,483 1,596,264
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... USD 2,258 2,438,640
INEOS Group Holdings SA, 5.63%, 08/01/24
(b)
400 400,500
Ingevity Corp., 3.88%, 11/01/28
(b)
........ 933 916,626
International Flavors & Fragrances, Inc.
(b)
1.23%, 10/01/25 .................. 655 646,854
3.47%, 12/01/50 .................. 735 787,796
Kraton Polymers LLC
4.25%, 12/15/25
(b)
................. 645 666,769
5.25%, 05/15/26
(d)
................. EUR 583 690,796
Kronos International, Inc., 3.75%, 09/15/25
(d)
. 200 232,067
LSB Industries, Inc., 6.25%, 10/15/28
(b)
.... USD 710 716,667
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
... 860 860,684
LYB International Finance III LLC
4.20%, 10/15/49 .................. 280 326,777
4.20%, 05/01/50 .................. 55 64,388
LyondellBasell Industries NV, 4.63%, 02/26/55 220 273,333
Methanex Corp.
5.13%, 10/15/27 .................. 300 316,500
5.65%, 12/01/44 .................. 150 155,625
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,293 1,331,712
Monitchem HoldCo 2 SA, 9.50%, 09/15/26
(d)
. EUR 600 733,621
Monitchem HoldCo 3 SA, 5.25%, 03/15/25
(d)
. 807 942,702
Nobian Finance BV, 3.63%, 07/15/26
(d)
..... 583 652,045
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
.. USD 311 323,673
OCI NV, 5.25%, 11/01/24
(b)
............ 460 472,075
Olympus Water US Holding Corp.
(d)
3.88%, 10/01/28 .................. EUR 348 400,277
5.38%, 10/01/29 .................. 350 391,706
Orbia Advance Corp. SAB de CV, 1.88%,
05/11/26
(b)
..................... USD 1,900 1,881,019
Pearl Holding II Ltd., 0.00%
(d)(k)(m)
........ 573 86,799
Pearl Holding III Ltd., 9.00%, 10/22/25
(d)
.... 456 101,048
Phosagro OAO, 3.05%, 01/23/25
(b)
....... 2,024 2,088,262
Rain CII Carbon LLC, 7.25%, 04/01/25
(b)
.... 250 255,313
Rayonier AM Products, Inc., 7.63%, 01/15/26
(b)
2,536 2,614,248
Sasol Financing USA LLC
4.38%, 09/18/26 .................. 1,650 1,674,750
5.50%, 03/18/31 .................. 2,705 2,772,625
SCIH Salt Holdings, Inc.
(b)
4.88%, 05/01/28 .................. 919 898,322
6.63%, 05/01/29 .................. 1,180 1,110,675
SCIL IV LLC
(EURIBOR 3 Month + 4.38%), 1.00%,
11/01/26
(a)(d)
................... EUR 324 376,492
4.38%, 11/01/26
(d)
................. 260 301,672
5.38%, 11/01/26
(b)
................. USD 1,825 1,839,837
Scotts Miracle-Gro Co. (The)
(b)
4.00%, 04/01/31 .................. 1,814 1,799,216
4.38%, 02/01/32 .................. 204 205,031
Sherwin-Williams Co. (The)
3.45%, 06/01/27 .................. 289 313,549
4.50%, 06/01/47 .................. 195 244,045
3.30%, 05/15/50 .................. 15 15,924
Sociedad Quimica y Minera de Chile SA,
3.50%, 09/10/51
(b)
................ 4,177 4,060,107
SPCM SA, 3.13%, 03/15/27
(b)
.......... 1,016 1,004,570
Trinseo Materials Operating SCA, 5.38%,
09/01/25
(b)
..................... 625 637,581
Tronox, Inc.
(b)
6.50%, 05/01/25 .................. 165 173,456
Security
Par (000)
Par (000) Value
Chemicals (continued)
4.63%, 03/15/29 .................. USD 570 $ 558,788
Unifrax Escrow Issuer Corp., 5.25%, 09/30/28
(b)
980 977,550
UPL Corp. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.87%),
5.25%
(a)(d)(k)
.................... 3,808 3,852,744
Valvoline, Inc.
(b)
4.25%, 02/15/30 .................. 625 634,375
3.63%, 06/15/31 .................. 509 496,275
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 .................. 1,300 1,320,475
5.63%, 08/15/29 .................. 7,413 7,477,864
99,400,642
Commercial Services & Supplies — 0.7%
ADT Security Corp. (The)
(b)
4.13%, 08/01/29 .................. 450 443,533
4.88%, 07/15/32 .................. 5,439 5,439,272
Allied Universal Holdco LLC
6.63%, 07/15/26
(b)
................. 14,075 14,787,617
9.75%, 07/15/27
(b)
................. 6,943 7,463,725
3.63%, 06/01/28
(d)
................. EUR 756 856,457
4.63%, 06/01/28
(b)
................. USD 9,678 9,596,080
4.88%, 06/01/28
(d)
................. GBP 310 413,432
6.00%, 06/01/29
(b)
................. USD 4,128 4,062,510
APi Escrow Corp., 4.75%, 10/15/29
(b)
...... 1,044 1,062,270
APi Group DE, Inc., 4.13%, 07/15/29
(b)
..... 1,008 1,002,960
APX Group, Inc.
(b)
6.75%, 02/15/27 .................. 800 844,000
5.75%, 07/15/29 .................. 2,047 2,029,089
Aramark Services, Inc.
(b)
5.00%, 04/01/25 .................. 3,523 3,606,671
6.38%, 05/01/25 .................. 1,345 1,415,464
5.00%, 02/01/28 .................. 1,105 1,129,863
Brink's Co. (The), 5.50%, 07/15/25
(b)
...... 102 106,906
Cimpress plc, 7.00%, 06/15/26
(b)
......... 305 316,819
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 .................. 1,927 2,006,489
5.13%, 07/15/29 .................. 1,050 1,136,625
Covanta Holding Corp., 5.00%, 09/01/30 ... 3,262 3,245,690
Deluxe Corp., 8.00%, 06/01/29
(b)
........ 2,980 3,136,450
Garda World Security Corp.
(b)
4.63%, 02/15/27 .................. 1,931 1,916,518
9.50%, 11/01/27 .................. 1,398 1,506,345
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 .................. 535 551,637
3.75%, 08/01/25 .................. 2,236 2,300,732
5.13%, 12/15/26 .................. 4,862 5,080,790
4.00%, 08/01/28 .................. 4,434 4,323,150
3.50%, 09/01/28 .................. 1,663 1,654,685
4.75%, 06/15/29 .................. 3,339 3,368,166
4.38%, 08/15/29 .................. 1,036 1,026,075
IAA, Inc., 5.50%, 06/15/27
(b)
........... 3,513 3,649,129
Intrum AB
(d)
4.88%, 08/15/25 .................. EUR 438 523,417
3.50%, 07/15/26 .................. 952 1,097,217
3.00%, 09/15/27 .................. 500 558,965
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
..................... USD 1,404 1,425,060
Madison IAQ LLC
(b)
4.13%, 06/30/28 .................. 445 442,695
5.88%, 06/30/29 .................. 2,989 2,966,582
Nielsen Co. Luxembourg SARL (The), 5.00%,
02/01/25
(b)
..................... 20 20,363
Nielsen Finance LLC
(b)
5.63%, 10/01/28 .................. 3,269 3,398,894
5.88%, 10/01/30 .................. 1,627 1,703,144

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
4.75%, 07/15/31 .................. USD 1,020 $ 994,092
Paprec Holding SA, 3.50%, 07/01/28
(d)
..... EUR 513 592,257
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 .................. USD 1,048 1,114,810
5.75%, 04/15/26 .................. 4,232 4,526,759
3.38%, 08/31/27 .................. 413 395,608
6.25%, 01/15/28 .................. 1,679 1,720,975
Republic Services, Inc., 2.30%, 03/01/30 ... 265 267,633
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)
..................... 340 345,950
RR Donnelley & Sons Co., 6.13%, 11/01/26
(b)
. 300 321,000
Stericycle, Inc., 3.88%, 01/15/29
(b)
........ 1,335 1,314,975
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(d)
................ EUR 883 1,045,980
Tuspark Forward Ltd., 7.95%, 05/13/24
(d)
... USD 570 291,519
Verde Bidco SpA, 4.63%, 10/01/26
(d)
...... EUR 231 270,298
Verisure Holding AB
(d)
3.50%, 05/15/23 .................. 1,205 1,400,942
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
.................... 346 405,184
3.88%, 07/15/26 .................. 538 633,658
3.25%, 02/15/27 .................. 1,626 1,872,645
Verisure Midholding AB, 5.25%, 02/15/29
(d)
.. 901 1,054,575
WASH Multifamily Acquisition, Inc., 5.75%,
04/15/26
(b)
..................... USD 155 160,231
Waste Management, Inc.
1.50%, 03/15/31 .................. 385 361,776
2.50%, 11/15/50 .................. 85 80,615
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 4,206 4,163,940
124,950,908
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
.......... 7,371 7,668,051
CommScope Technologies LLC
(b)
6.00%, 06/15/25 .................. 2,249 2,226,128
5.00%, 03/15/27 .................. 950 881,447
CommScope, Inc.
(b)
6.00%, 03/01/26 .................. 2,234 2,301,020
8.25%, 03/01/27 .................. 399 406,557
7.13%, 07/01/28 .................. 2,711 2,673,724
4.75%, 09/01/29 .................. 3,456 3,391,027
Motorola Solutions, Inc.
4.60%, 05/23/29 .................. 1,025 1,179,788
2.30%, 11/15/30 .................. 680 663,850
2.75%, 05/24/31 .................. 915 923,744
Nokia OYJ
4.38%, 06/12/27 .................. 380 408,500
6.63%, 05/15/39 .................. 2,016 2,711,520
ViaSat, Inc.
(b)
5.63%, 04/15/27 .................. 4,769 4,959,760
6.50%, 07/15/28 .................. 6,235 6,546,750
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
.... 2,192 2,176,218
39,118,084
Construction & Engineering — 0.2%
AECOM, 5.13%, 03/15/27 ............ 1,873 2,067,324
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
..................... 1,800 1,904,400
Arcosa, Inc., 4.38%, 04/15/29
(b)
......... 3,004 3,066,153
Artera Services LLC, 9.03%, 12/04/25
(b)
.... 495 528,412
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
..................... 3,391 3,369,806
Brundage-Bone Concrete Pumping Holdings,
Inc., 6.00%, 02/01/26
(b)
............. 1,755 1,837,485
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(d)(f)(l)
............. CNY 6,794 —
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Delhi International Airport Ltd., 6.13%,
10/31/26
(d)
..................... USD 800 $ 804,400
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... 780 791,700
Global Infrastructure Solutions, Inc., 5.63%,
06/01/29
(b)
..................... 100 102,500
GMR Hyderabad International Airport Ltd.
(d)
5.38%, 04/10/24 .................. 5,536 5,671,978
4.25%, 10/27/27 .................. 430 416,025
Heathrow Finance plc
(d)(e)
5.25%, 03/01/24 .................. GBP 200 284,658
4.62%, 09/01/29 .................. 1,071 1,478,542
MasTec, Inc., 4.50%, 08/15/28
(b)
......... USD 2,133 2,186,325
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
. 5,101 5,451,235
Summit Digitel Infrastructure Pvt Ltd., 2.88%,
08/12/31
(d)
..................... 3,270 3,130,960
Tutor Perini Corp., 6.88%, 05/01/25
(b)
...... 2,000 2,030,000
Weekley Homes LLC, 4.88%, 09/15/28
(b)
.... 125 129,375
35,251,278
Construction Materials — 0.0%
Cemex SAB de CV, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.53%), 5.12%
(a)(b)(k)
............... 2,980 3,075,431
Consumer Finance — 0.9%
AerCap Ireland Capital DAC
3.15%, 02/15/24 .................. 2,650 2,753,104
1.75%, 01/30/26 .................. 745 732,978
3.00%, 10/29/28 .................. 565 572,871
3.30%, 01/30/32 .................. 215 218,818
Ally Financial, Inc.
5.75%, 11/20/25 .................. 1,940 2,202,303
2.20%, 11/02/28 .................. 545 538,021
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(a)(k)
............... 35,415 35,592,075
American Honda Finance Corp.
1.95%, 05/10/23 .................. 590 602,122
1.20%, 07/08/25 .................. 1,420 1,416,904
Capital One Financial Corp.
Series M, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.16%),
3.95%
(a)(k)
..................... 16,300 16,549,390
3.80%, 01/31/28 .................. 560 617,727
(SOFR + 1.27%), 2.62%, 11/02/32
(a)
..... 420 418,732
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
..................... 569 567,401
Cembra Money Bank AG, 0.00%, 07/09/26
(d)(i)(m)
CHF 800 855,829
Cobra AcquisitionCo LLC, 6.38%, 11/01/29
(b)
. USD 115 113,677
Credit Acceptance Corp., 6.63%, 03/15/26 .. 680 708,050
Curo Group Holdings Corp., 7.50%, 08/01/28
(b)
1,665 1,692,056
Encore Capital Group, Inc.
(d)
4.88%, 10/15/25 .................. EUR 444 533,810
5.38%, 02/15/26 .................. GBP 300 423,498
4.25%, 06/01/28 .................. 897 1,197,808
Enova International, Inc., 8.50%, 09/15/25
(b)
.. USD 3,610 3,718,300
Ford Motor Credit Co. LLC
5.60%, 01/07/22 .................. 551 554,967
3.35%, 11/01/22 .................. 3,011 3,056,767
3.09%, 01/09/23 .................. 433 440,448
4.14%, 02/15/23 .................. 1,178 1,209,806
3.10%, 05/04/23 .................. 367 372,964
4.38%, 08/06/23 .................. 586 609,440
3.81%, 01/09/24 .................. 1,775 1,837,125
5.58%, 03/18/24 .................. 1,700 1,831,750
4.69%, 06/09/25 .................. 200 213,810
5.13%, 06/16/25 .................. 5,855 6,352,675

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.13%, 08/04/25 .................. USD 3,078 $ 3,251,138
3.38%, 11/13/25 .................. 724 743,910
4.39%, 01/08/26 .................. 2,800 2,996,000
2.70%, 08/10/26 .................. 1,717 1,715,008
4.13%, 08/17/27 .................. 319 338,539
3.82%, 11/02/27 .................. 297 308,137
2.90%, 02/16/28 .................. 3,210 3,181,912
5.11%, 05/03/29 .................. 1,834 2,038,033
4.00%, 11/13/30 .................. 1,938 2,022,787
3.63%, 06/17/31 .................. 200 202,250
General Motors Financial Co., Inc.
4.20%, 11/06/21 .................. 640 640,256
3.55%, 07/08/22 .................. 1,690 1,724,611
3.25%, 01/05/23 .................. 5,750 5,905,858
2.40%, 04/10/28 .................. 255 253,910
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(j)
....... 2,939 2,853,233
goeasy Ltd., 5.38%, 12/01/24
(b)
......... 995 1,021,119
John Deere Capital Corp., 2.60%, 03/07/24 .. 205 213,814
King Talent Management Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.52%), 5.60%
(a)(d)(k)
........... 736 684,710
Manappuram Finance Ltd., 5.90%, 01/13/23
(d)
5,444 5,568,191
Muthoot Finance Ltd., 4.40%, 09/02/23
(d)
... 5,165 5,244,089
Navient Corp.
7.25%, 09/25/23 .................. 628 683,735
6.13%, 03/25/24 .................. 1,629 1,743,030
5.88%, 10/25/24 .................. 600 641,196
6.75%, 06/15/26 .................. 2,820 3,112,575
5.00%, 03/15/27 .................. 500 509,865
4.88%, 03/15/28 .................. 200 200,500
5.63%, 08/01/33 .................. 150 142,303
OneMain Finance Corp.
6.13%, 05/15/22 .................. 800 818,000
5.63%, 03/15/23 .................. 630 662,584
6.13%, 03/15/24 .................. 885 941,419
6.88%, 03/15/25 .................. 3,103 3,463,724
7.13%, 03/15/26 .................. 6,074 6,893,990
3.50%, 01/15/27 .................. 2,157 2,108,467
6.63%, 01/15/28 .................. 3,075 3,451,688
3.88%, 09/15/28 .................. 290 282,750
5.38%, 11/15/29 .................. 47 50,172
4.00%, 09/15/30 .................. 8 7,770
PRA Group, Inc., 5.00%, 10/01/29
(b)
....... 620 612,678
Shriram Transport Finance Co. Ltd.
(d)
5.95%, 10/24/22 .................. 3,588 3,648,996
5.10%, 07/16/23 .................. 7,277 7,388,429
SLM Corp.
4.20%, 10/29/25 .................. 225 237,825
3.13%, 11/02/26 .................. 1,322 1,310,433
Toyota Motor Credit Corp.
1.15%, 08/13/27 .................. 1,525 1,482,450
3.38%, 04/01/30 .................. 327 361,235
World Acceptance Corp., 7.00%, 11/01/26
(b)
.. 2,215 2,181,775
172,350,320
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
...... 6,688 7,005,832
Ardagh Metal Packaging Finance USA LLC
2.00%, 09/01/28
(d)
................. EUR 388 442,609
3.00%, 09/01/29
(d)
................. 759 858,768
4.00%, 09/01/29
(b)
................. USD 8,328 8,281,363
Ardagh Packaging Finance plc
(b)
5.25%, 04/30/25 .................. 280 291,200
4.13%, 08/15/26 .................. 5,183 5,286,815
5.25%, 08/15/27 .................. 6,646 6,629,385
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Ball Corp.
4.00%, 11/15/23 .................. USD 300 $ 314,625
5.25%, 07/01/25 .................. 1,163 1,296,547
2.88%, 08/15/30 .................. 747 718,054
3.13%, 09/15/31 .................. 3,159 3,072,128
Berry Global, Inc., 1.57%, 01/15/26 ....... 1,595 1,575,573
CANPACK SA, 3.13%, 11/01/25
(b)
........ 810 815,822
Crown Americas LLC
4.75%, 02/01/26 .................. 4,815 4,960,895
4.25%, 09/30/26 .................. 4,724 5,034,036
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 368 452,640
Graphic Packaging International LLC
(b)
3.50%, 03/15/28 .................. 200 201,500
3.50%, 03/01/29 .................. 364 360,360
Greif, Inc., 6.50%, 03/01/27
(b)
........... 495 514,800
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(b)
..................... 250 257,187
International Paper Co., 4.35%, 08/15/48 ... 150 187,785
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(b)
..................... 1,402 1,405,505
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
.... 2,905 2,661,706
Kleopatra Finco SARL, 4.25%, 03/01/26
(d)
... EUR 438 485,082
LABL, Inc., 5.88%, 11/01/28
(b)
.......... USD 2,185 2,198,001
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
................ 3,999 4,007,798
OI European Group BV
(d)
3.13%, 11/15/24 .................. EUR 200 236,206
2.88%, 02/15/25 .................. 566 656,731
Owens-Brockway Glass Container, Inc., 5.88%,
08/15/23
(b)
..................... USD 450 473,625
Plastipak Holdings, Inc., 6.25%, 10/15/25
(b)
.. 350 356,345
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)
..................... 5,500 5,383,125
Sealed Air Corp.
(b)
5.25%, 04/01/23 .................. 486 508,113
4.00%, 12/01/27 .................. 523 546,535
Titan Holdings II BV, 5.13%, 07/15/29
(d)
.... EUR 385 439,141
Trivium Packaging Finance BV
(e)
3.75%, 08/15/26
(d)
................. 100 116,074
5.50%, 08/15/26
(b)
................. USD 7,598 7,892,270
8.50%, 08/15/27
(b)
................. 10,793 11,382,406
WRKCo, Inc.
3.75%, 03/15/25 .................. 325 349,675
3.90%, 06/01/28 .................. 890 984,602
3.00%, 06/15/33 .................. 955 991,396
89,632,260
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc.
(b)
4.00%, 01/15/28 .................. 4,991 5,059,626
3.88%, 11/15/29 .................. 745 732,894
BCPE Empire Holdings, Inc., 7.63%, 05/01/27
(b)
831 822,690
Parts Europe SA, (EURIBOR 3 Month +
4.00%), 4.00%, 07/20/27
(a)(d)
.......... EUR 190 219,640
6,834,850
Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc., 5.50%,
03/01/28
(b)
..................... USD 550 555,500
Carriage Services, Inc., 4.25%, 05/15/29
(b)
.. 376 376,658
Graham Holdings Co., 5.75%, 06/01/26
(b)
... 998 1,039,617
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
... 1,634 1,617,660
Rekeep SpA, 7.25%, 02/01/26
(d)
......... EUR 1,260 1,553,275
Service Corp. International
4.63%, 12/15/27 .................. USD 833 873,609

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
5.13%, 06/01/29 .................. USD 716 $ 773,101
3.38%, 08/15/30 .................. 1,285 1,265,725
4.00%, 05/15/31 .................. 3,180 3,251,550
Sotheby's
(b)
7.38%, 10/15/27 .................. 4,779 5,035,871
5.88%, 06/01/29 .................. 1,776 1,815,960
18,158,526
Diversified Financial Services — 0.3%
Arrow Global Finance plc, 5.13%, 09/15/24
(d)
. GBP 908 1,242,643
CPI Acquisition, Inc., 8.63%, 03/15/26
(b)
.... USD 2,917 3,150,360
doValue SpA, 3.38%, 07/31/26
(d)
......... EUR 703 816,731
Garfunkelux Holdco 3 SA
(d)
6.75%, 11/01/25 .................. 1,732 2,071,868
7.75%, 11/01/25 .................. GBP 744 1,055,111
GE Capital Funding LLC, 3.45%, 05/15/25 .. USD 2,630 2,812,967
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 3,905 4,750,800
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
... 3,083 3,124,806
Jefferson Capital Holdings LLC, 6.00%,
08/15/26
(b)
..................... 220 222,750
Midcap Financial Issuer Trust
(b)
6.50%, 05/01/28 .................. 330 342,375
5.63%, 01/15/30 .................. 250 245,938
MPH Acquisition Holdings LLC
(b)
5.50%, 09/01/28 .................. 2,301 2,284,968
5.75%, 11/01/28 .................. 275 250,826
NTT Finance Corp., 1.16%, 04/03/26
(b)
..... 1,945 1,915,845
Operadora de Servicios Mega SA de CV
SOFOM ER, 8.25%, 02/11/25
(b)
........ 258 253,614
Petronas Capital Ltd., 3.50%, 04/21/30
(b)
.... 4,599 4,958,136
ProGroup AG, 3.00%, 03/31/26
(d)
........ EUR 200 231,540
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 .................. USD 2,134 2,466,178
7.38%, 09/01/25 .................. 1,453 1,543,813
Shell International Finance BV
2.38%, 11/07/29 .................. 20 20,525
4.38%, 05/11/45 .................. 10 12,542
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 2,954 3,061,083
Siemens Financieringsmaatschappij NV
(b)
0.65%, 03/11/24 .................. 880 876,404
2.88%, 03/11/41 .................. 625 643,055
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
.. 14,394 15,247,708
53,602,586
Diversified Telecommunication Services — 1.6%
Altice France Holding SA
8.00%, 05/15/27
(b)
................. EUR 500 612,391
8.00%, 05/15/27
(d)
................. 299 366,210
10.50%, 05/15/27
(b)
................ USD 14,913 16,161,964
6.00%, 02/15/28
(b)
................. 2,886 2,741,700
Altice France SA
2.50%, 01/15/25
(d)
................. EUR 817 925,019
5.88%, 02/01/27
(d)
................. 1,400 1,691,875
8.13%, 02/01/27
(b)
................. USD 11,961 12,858,075
5.50%, 01/15/28
(b)
................. 4,359 4,369,897
4.13%, 01/15/29
(d)
................. EUR 1,099 1,249,799
5.13%, 01/15/29
(b)
................. USD 894 867,180
5.13%, 07/15/29
(b)
................. 7,272 7,082,419
4.25%, 10/15/29
(d)
................. EUR 660 755,331
5.50%, 10/15/29
(b)
................. USD 4,239 4,155,153
Arqiva Broadcast Finance plc, 6.75%,
09/30/23
(d)
..................... GBP 700 972,738
AT&T, Inc.
2.63%, 12/01/22 .................. USD 416 422,987
4.35%, 03/01/29 .................. 25 28,385
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
2.55%, 12/01/33 .................. USD 795 $ 772,079
4.50%, 05/15/35 .................. 3,055 3,529,939
5.25%, 03/01/37 .................. 700 869,441
5.15%, 03/15/42 .................. 1,150 1,432,916
4.65%, 06/01/44 .................. 200 236,996
3.50%, 09/15/53 .................. 164 166,604
3.55%, 09/15/55 .................. 926 937,550
3.80%, 12/01/57 .................. 790 828,949
3.65%, 09/15/59 .................. 406 411,848
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(d)(f)(l)
1,000 5,013
CCO Holdings LLC
4.00%, 03/01/23
(b)
................. 165 165,000
5.13%, 05/01/27
(b)
................. 4,578 4,743,952
5.00%, 02/01/28
(b)
................. 1,891 1,966,640
5.38%, 06/01/29
(b)
................. 5,674 6,096,713
4.75%, 03/01/30
(b)
................. 4,890 5,048,925
4.50%, 08/15/30
(b)
................. 5,704 5,805,988
4.25%, 02/01/31
(b)
................. 5,263 5,239,317
4.50%, 05/01/32 .................. 2,165 2,175,240
4.50%, 06/01/33
(b)
................. 2,030 2,024,925
4.25%, 01/15/34
(b)
................. 8,242 7,993,174
Cellnex Telecom SA, 0.75%, 11/20/31
(d)(i)
.... EUR 5,200 5,885,085
Cincinnati Bell, Inc.
(b)
7.00%, 07/15/24 .................. USD 2,681 2,727,917
8.00%, 10/15/25 .................. 680 708,209
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
..................... 5,234 5,573,634
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(e)
................ 12 17,612
Embarq Corp., 8.00%, 06/01/36 ......... 1,400 1,547,000
Frontier Communications Corp.
(b)
5.88%, 10/15/27 .................. 3,018 3,161,355
5.00%, 05/01/28 .................. 5,279 5,364,784
6.75%, 05/01/29 .................. 3,439 3,537,871
Frontier Communications Holdings LLC, 6.00%,
01/15/30
(b)
..................... 2,868 2,881,566
Iliad Holding SAS
5.13%, 10/15/26
(d)
................. EUR 354 420,617
6.50%, 10/15/26
(b)
................. USD 3,722 3,835,223
5.63%, 10/15/28
(d)
................. EUR 150 179,035
7.00%, 10/15/28
(b)
................. USD 3,011 3,102,896
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(e)
.................... 2,572 2,629,870
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(d)
EUR 916 1,048,116
Koninklijke KPN NV, (USD Swap Semi 10 Year
+ 5.21%), 7.00%, 03/28/73
(a)(b)
........ USD 200 211,370
Level 3 Financing, Inc.
5.38%, 05/01/25 .................. 550 562,925
4.63%, 09/15/27
(b)
................. 2,262 2,318,550
4.25%, 07/01/28
(b)
................. 1,996 1,973,325
3.75%, 07/15/29
(b)
................. 2,549 2,408,805
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
................ 775 804,305
Lorca Telecom Bondco SA
4.00%, 09/18/27
(d)
................. EUR 1,647 1,915,546
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/23 ........... USD 1,103 1,210,554
Series Y, 7.50%, 04/01/24 ........... 2,989 3,280,428
5.13%, 12/15/26
(b)
................. 4,726 4,835,785
4.00%, 02/15/27
(b)
................. 3,090 3,105,450
Series G, 6.88%, 01/15/28 ........... 51 56,801
4.50%, 01/15/29
(b)
................. 4,495 4,343,294
5.38%, 06/15/29
(b)
................. 4,071 4,086,266
Series P, 7.60%, 09/15/39 ........... 1,436 1,584,396
Series U, 7.65%, 03/15/42 ........... 2,721 2,993,100

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(d)(k)
.................... USD 9,215 $ 9,737,951
Sprint Capital Corp.
6.88%, 11/15/28 .................. 9,828 12,426,916
8.75%, 03/15/32 .................. 7,273 10,885,863
Switch Ltd.
(b)
3.75%, 09/15/28 .................. 3,059 3,043,705
4.13%, 06/15/29 .................. 4,636 4,659,180
Telecom Italia Capital SA
6.38%, 11/15/33 .................. 2,708 3,106,645
6.00%, 09/30/34 .................. 5,359 5,961,887
7.20%, 07/18/36 .................. 142 172,530
Telecom Italia Finance SA, 7.75%, 01/24/33 . EUR 610 997,801
Telecom Italia SpA
5.30%, 05/30/24
(b)
................. USD 2,046 2,178,990
2.38%, 10/12/27
(d)
................. EUR 600 699,605
1.63%, 01/18/29
(d)
................. 1,349 1,479,523
Telefonica Emisiones SA, 4.90%, 03/06/48 .. USD 670 815,707
Telesat Canada
(b)
5.63%, 12/06/26 .................. 150 140,017
4.88%, 06/01/27 .................. 2,137 1,909,367
Verizon Communications, Inc.
3.88%, 02/08/29 .................. 2,575 2,869,493
4.02%, 12/03/29 .................. 24 26,896
1.50%, 09/18/30 .................. 285 267,479
1.68%, 10/30/30 .................. 711 671,118
2.55%, 03/21/31 .................. 420 423,276
5.85%, 09/15/35 .................. 690 916,585
4.27%, 01/15/36 .................. 720 841,586
2.65%, 11/20/40 .................. 1,000 944,847
3.40%, 03/22/41 .................. 1,855 1,945,895
2.85%, 09/03/41 .................. 440 430,233
3.85%, 11/01/42 .................. 480 532,392
4.86%, 08/21/46 .................. 200 262,573
3.55%, 03/22/51 .................. 251 270,726
2.99%, 10/30/56 .................. 160 151,913
3.70%, 03/22/61 .................. 1,439 1,563,979
Virgin Media Finance plc
3.75%, 07/15/30
(d)
................. EUR 661 758,385
5.00%, 07/15/30
(b)
................. USD 200 198,868
Virgin Media Secured Finance plc
5.25%, 05/15/29
(d)
................. GBP 100 143,356
5.50%, 05/15/29
(b)
................. USD 1,400 1,477,224
4.50%, 08/15/30
(b)
................. 1,806 1,803,742
Windstream Escrow LLC, 7.75%, 08/15/28
(b)
. 680 719,256
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 .................. 17,072 16,581,180
6.13%, 03/01/28 .................. 10,786 10,527,514
286,568,225
Electric Utilities — 0.6%
Adani Electricity Mumbai Ltd., 3.87%,
07/22/31
(d)
..................... 830 810,727
AEP Transmission Co. LLC, 3.15%, 09/15/49 . 75 78,650
Alabama Power Co., 3.13%, 07/15/51 ..... 55 58,187
American Electric Power Co., Inc., Series I,
3.65%, 12/01/21 ................. 430 431,176
Baltimore Gas & Electric Co.
3.20%, 09/15/49 .................. 525 554,752
2.90%, 06/15/50 .................. 5 5,048
DPL, Inc., 4.35%, 04/15/29 ............ 1,225 1,323,000
Drax Finco plc, 6.63%, 11/01/25
(b)
........ 450 462,375
Duke Energy Carolinas LLC
6.05%, 04/15/38 .................. 100 140,314
3.70%, 12/01/47 .................. 600 682,857
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.20%, 08/15/49 .................. USD 982 $ 1,041,490
Duke Energy Corp.
2.45%, 06/01/30 .................. 225 224,924
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%),
3.25%, 01/15/82
(a)
............... 9,390 9,326,261
Duke Energy Florida LLC
2.50%, 12/01/29 .................. 2,225 2,295,817
1.75%, 06/15/30 .................. 255 246,293
3.85%, 11/15/42 .................. 320 364,826
Duke Energy Progress LLC, 3.45%, 03/15/29 . 2,868 3,139,196
Edison International, 2.40%, 09/15/22 ..... 1,985 2,009,524
Emera US Finance LP, 0.83%, 06/15/24
(b)
... 975 963,219
Enel Finance International NV, 1.38%,
07/12/26
(b)
..................... 1,590 1,563,597
Entergy Corp., 0.90%, 09/15/25 ......... 2,110 2,056,189
Eversource Energy, 2.80%, 05/01/23 ...... 690 708,109
Exelon Corp.
3.95%, 06/15/25 .................. 595 642,604
4.70%, 04/15/50 .................. 250 321,944
FirstEnergy Corp.
Series B, 4.40%, 07/15/27
(e)
.......... 2,068 2,243,599
2.65%, 03/01/30 .................. 1,201 1,181,748
Series B, 2.25%, 09/01/30 ........... 161 154,810
Series C, 7.38%, 11/15/31 ........... 1,779 2,423,549
Series C, 5.35%, 07/15/47
(e)
.......... 4,691 5,692,693
Series C, 3.40%, 03/01/50 ........... 4,450 4,414,400
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 .................. 1,235 1,336,381
5.45%, 07/15/44 .................. 3,388 4,287,179
4.55%, 04/01/49 .................. 1,448 1,692,500
Florida Power & Light Co.
3.70%, 12/01/47 .................. 365 430,570
3.15%, 10/01/49 .................. 550 600,704
Greenko Investment Co., 4.88%, 08/16/23
(d)
. 1,988 2,008,874
Huachen Energy Co. Ltd., 6.63%, 05/18/20
(d)(f)(l)
901 347,167
India Cleantech Energy, 4.70%, 08/10/26
(b)
.. 1,765 1,767,206
India Green Power Holdings, 4.00%, 02/22/27
(d)
458 456,426
Kallpa Generacion SA, 4.88%, 05/24/26
(d)
... 4,804 5,112,657
Leeward Renewable Energy Operations LLC,
4.25%, 07/01/29
(b)
................ 300 301,470
MidAmerican Energy Co.
3.65%, 04/15/29 .................. 825 917,372
4.25%, 07/15/49 .................. 1,175 1,477,396
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(d)
..................... 8,260 8,209,924
NextEra Energy Capital Holdings, Inc.
2.75%, 05/01/25 .................. 257 269,639
3.55%, 05/01/27 .................. 215 233,233
1.90%, 06/15/28 .................. 600 593,082
NextEra Energy Operating Partners LP
(b)
4.25%, 07/15/24 .................. 365 386,426
4.25%, 09/15/24 .................. 35 36,837
Northern States Power Co.
2.90%, 03/01/50 .................. 350 361,040
2.60%, 06/01/51 .................. 360 350,907
NRG Energy, Inc.
6.63%, 01/15/27 .................. 887 918,590
2.45%, 12/02/27
(b)
................. 800 800,229
5.75%, 01/15/28 .................. 614 650,840
5.25%, 06/15/29
(b)
................. 261 277,965
3.63%, 02/15/31
(b)
................. 1,694 1,648,685
3.88%, 02/15/32
(b)
................. 2,701 2,646,980
Ohio Power Co.
4.00%, 06/01/49 .................. 975 1,148,631

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series R, 2.90%, 10/01/51 ........... USD 55 $ 54,760
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 .................. 840 983,391
3.70%, 05/15/50 .................. 1,205 1,431,458
Pacific Gas & Electric Co.
(LIBOR USD 3 Month + 1.38%), 1.50%,
11/15/21
(a)
.................... 2,330 2,330,216
3.45%, 07/01/25 .................. 1,460 1,521,986
3.30%, 12/01/27 .................. 1,065 1,090,392
4.45%, 04/15/42 .................. 475 483,757
4.00%, 12/01/46 .................. 258 256,283
4.95%, 07/01/50 .................. 872 965,149
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 2,869 2,969,415
PECO Energy Co., 2.85%, 09/15/51 ...... 130 130,457
PG&E Corp., 5.25%, 07/01/30 .......... 763 797,144
PPL Electric Utilities Corp., 3.95%, 06/01/47 . 25 30,101
Progress Energy, Inc., 6.00%, 12/01/39 .... 350 480,626
Public Service Co. of Colorado, Series 34,
3.20%, 03/01/50 ................. 600 644,712
Southern California Edison Co.
Series J, 0.70%, 08/01/23 ........... 305 304,231
1.10%, 04/01/24 .................. 1,200 1,202,664
4.00%, 04/01/47 .................. 575 639,256
Series B, 4.88%, 03/01/49 ........... 70 88,052
Series 20A, 2.95%, 02/01/51 ......... 240 228,671
Series H, 3.65%, 06/01/51 ........... 435 466,517
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
..................... 5,095 5,643,668
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33
(d)
................ 1,107 1,235,644
Tampa Electric Co.
4.45%, 06/15/49 .................. 375 479,744
3.45%, 03/15/51 .................. 135 149,290
Virginia Electric & Power Co.
Series B, 6.00%, 01/15/36 ........... 250 341,638
4.45%, 02/15/44 .................. 300 369,467
4.60%, 12/01/48 .................. 595 776,038
Vistra Operations Co. LLC
(b)
5.63%, 02/15/27 .................. 944 972,622
5.00%, 07/31/27 .................. 365 374,125
4.38%, 05/01/29 .................. 1,733 1,715,670
113,987,932
Electrical Equipment — 0.1%
Atkore, Inc., 4.25%, 06/01/31
(b)
.......... 4,223 4,265,230
Energizer Gamma Acquisition BV, 3.50%,
06/30/29
(d)
..................... EUR 588 657,916
Sensata Technologies BV
(b)
5.00%, 10/01/25 .................. USD 3,445 3,773,722
4.00%, 04/15/29 .................. 3,487 3,541,606
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 4,452 4,424,175
16,662,649
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc.
(d)
4.13%, 10/15/26 .................. EUR 1,260 1,487,454
3.88%, 03/15/28 .................. 500 597,617
3.38%, 07/15/31 .................. 300 356,861
CDW LLC
4.13%, 05/01/25 .................. USD 1,250 1,285,937
3.25%, 02/15/29 .................. 2,750 2,788,500
Sensata Technologies, Inc.
(b)
4.38%, 02/15/30 .................. 1,240 1,308,677
3.75%, 02/15/31 .................. 750 739,688
8,564,734
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 0.2%
Anton Oilfield Services Group, 7.50%,
12/02/22
(d)
..................... USD 1,525 $ 1,467,622
Archrock Partners LP
(b)
6.88%, 04/01/27 .................. 1,728 1,801,440
6.25%, 04/01/28 .................. 3,358 3,475,530
Baker Hughes a GE Co. LLC, 2.77%, 12/15/22 410 419,191
Bristow Group, Inc., 6.88%, 03/01/28
(b)
..... 310 321,625
CGG SA, 7.75%, 04/01/27
(d)
........... EUR 567 652,175
ChampionX Corp., 6.38%, 05/01/26 ....... USD 799 835,954
Halliburton Co.
3.80%, 11/15/25 .................. 475 517,491
2.92%, 03/01/30 .................. 350 361,642
5.00%, 11/15/45 .................. 275 340,692
Hilong Holding Ltd., 9.75%, 11/18/24
(d)
..... 415 350,753
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 .................. 397 385,090
7.50%, 01/15/28 .................. 745 707,750
Nabors Industries, Inc., 9.00%, 02/01/25
(b)
... 200 207,000
Oceaneering International, Inc.
4.65%, 11/15/24 .................. 425 441,469
6.00%, 02/01/28 .................. 1,250 1,285,450
Patterson-UTI Energy, Inc., 5.15%, 11/15/29 . 175 180,534
Precision Drilling Corp., 7.13%, 01/15/26
(b)
.. 500 514,266
Tervita Corp., 11.00%, 12/01/25
(b)
........ 993 1,142,000
Transocean, Inc., 11.50%, 01/30/27
(b)
...... 1,164 1,187,280
USA Compression Partners LP
6.88%, 04/01/26 .................. 3,843 3,972,701
6.88%, 09/01/27 .................. 4,057 4,214,209
Vallourec SA, 8.50%, 06/30/26
(d)
......... EUR 717 857,862
Weatherford International Ltd.
(b)
6.50%, 09/15/28 .................. USD 207 218,644
8.63%, 04/30/30 .................. 1,603 1,646,553
27,504,923
Entertainment — 0.2%
AMC Entertainment Holdings, Inc., 0.00%,
(0.00% Cash or 12.00% PIK), 06/15/26
(b)(j)
. 1,655 1,570,043
Banijay Entertainment SASU, 5.38%,
03/01/25
(b)
..................... 200 205,750
Banijay Group SAS, 6.50%, 03/01/26
(d)
..... EUR 700 833,492
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
..................... USD 892 912,070
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 .................. 659 666,414
6.50%, 05/15/27 .................. 8,199 8,977,905
4.75%, 10/15/27 .................. 921 939,420
3.75%, 01/15/28 .................. 1,007 996,930
Netflix, Inc.
4.38%, 11/15/26 .................. 1,040 1,157,000
4.88%, 04/15/28 .................. 590 675,916
5.88%, 11/15/28 .................. 4,740 5,769,528
6.38%, 05/15/29 .................. 343 432,609
5.38%, 11/15/29
(b)
................. 2,630 3,172,253
4.88%, 06/15/30
(b)
................. 2,446 2,874,050
Playtika Holding Corp., 4.25%, 03/15/29
(b)
... 3,078 3,086,618
TWDC Enterprises 18 Corp., 4.13%, 06/01/44 85 101,394
Walt Disney Co. (The)
1.65%, 09/01/22 .................. 10 10,112
6.40%, 12/15/35 .................. 375 541,158
3.50%, 05/13/40 .................. 358 395,470
3.60%, 01/13/51 .................. 300 342,664
WMG Acquisition Corp.
3.88%, 07/15/30
(b)
................. 1,234 1,278,733
2.25%, 08/15/31
(d)
................. EUR 773 891,354
35,830,883

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 .................. USD 1,925 $ 2,149,093
4.90%, 12/15/30 .................. 835 1,008,738
1.88%, 02/01/33 .................. 300 281,393
American Finance Trust, Inc., 4.50%,
09/30/28
(b)
..................... 499 499,000
American Tower Corp.
3.50%, 01/31/23 .................. 680 704,090
3.38%, 10/15/26 .................. 995 1,063,283
3.95%, 03/15/29 .................. 615 679,105
2.10%, 06/15/30 .................. 1,195 1,160,534
2.70%, 04/15/31 .................. 600 609,064
Boston Properties LP
2.90%, 03/15/30 .................. 825 846,295
2.45%, 10/01/33 .................. 510 493,781
Brookfield Property REIT, Inc.
(b)
5.75%, 05/15/26 .................. 800 827,600
4.50%, 04/01/27 .................. 1,856 1,809,600
Camden Property Trust, 2.80%, 05/15/30 ... 290 304,242
Crown Castle International Corp.
3.80%, 02/15/28 .................. 1,075 1,178,768
4.30%, 02/15/29 .................. 715 806,815
2.10%, 04/01/31 .................. 200 191,814
2.50%, 07/15/31 .................. 1,200 1,189,681
2.90%, 04/01/41 .................. 200 193,139
CTR Partnership LP, 3.88%, 06/30/28
(b)
.... 1,248 1,266,720
Diversified Healthcare Trust, 9.75%, 06/15/25 705 765,806
Duke Realty LP, 3.05%, 03/01/50 ........ 120 120,800
Equinix, Inc.
2.90%, 11/18/26 .................. 575 602,903
3.00%, 07/15/50 .................. 225 219,717
2.95%, 09/15/51 .................. 665 636,360
ERP Operating LP, 2.85%, 11/01/26 ...... 530 560,934
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 998 986,373
GLP Capital LP
4.00%, 01/15/30 .................. 1,720 1,824,559
4.00%, 01/15/31 .................. 830 884,647
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
.... 1,302 1,290,608
Healthpeak Properties, Inc.
3.00%, 01/15/30 .................. 458 481,907
2.88%, 01/15/31 .................. 75 77,804
Iron Mountain, Inc.
(b)
4.88%, 09/15/27 .................. 1,000 1,030,640
4.88%, 09/15/29 .................. 900 929,790
5.25%, 07/15/30 .................. 5,570 5,816,250
4.50%, 02/15/31 .................. 980 989,800
5.63%, 07/15/32 .................. 5,727 6,099,255
iStar, Inc., 4.25%, 08/01/25 ............ 700 717,500
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24
(d)
.. 2,920 3,019,463
MGM Growth Properties Operating Partnership
LP
5.63%, 05/01/24 .................. 2,080 2,256,484
4.63%, 06/15/25
(b)
................. 2,345 2,520,875
4.50%, 09/01/26 .................. 3,798 4,119,880
5.75%, 02/01/27 .................. 2,046 2,332,440
4.50%, 01/15/28 .................. 4,794 5,189,505
3.88%, 02/15/29
(b)
................. 2,382 2,522,586
Mid-America Apartments LP, 1.70%, 02/15/31 230 217,952
MPT Operating Partnership LP
5.25%, 08/01/26 .................. 1,055 1,086,650
5.00%, 10/15/27 .................. 1,392 1,465,358
4.63%, 08/01/29 .................. 3,406 3,601,845
3.50%, 03/15/31 .................. 7,440 7,496,544
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(b)
..................... 1,675 1,750,375
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Prologis LP, 2.25%, 04/15/30 ........... USD 600 $ 605,638
Realty Income Corp.
3.88%, 04/15/25 .................. 450 488,134
3.00%, 01/15/27 .................. 370 393,067
RHP Hotel Properties LP
4.75%, 10/15/27 .................. 4,318 4,404,360
4.50%, 02/15/29
(b)
................. 2,738 2,710,620
RLJ Lodging Trust LP
(b)
3.75%, 07/01/26 .................. 847 855,470
4.00%, 09/15/29 .................. 1,121 1,118,814
SBA Communications Corp.
4.88%, 09/01/24 .................. 4,513 4,569,413
3.88%, 02/15/27 .................. 4,287 4,421,097
Service Properties Trust
4.65%, 03/15/24 .................. 500 504,375
4.35%, 10/01/24 .................. 238 239,845
7.50%, 09/15/25 .................. 2,143 2,371,646
5.50%, 12/15/27 .................. 1,323 1,383,763
4.38%, 02/15/30 .................. 850 801,125
Simon Property Group LP, 3.80%, 07/15/50 .. 660 748,358
Trust Fibra Uno, 5.25%, 01/30/26
(b)
....... 1,955 2,136,448
UDR, Inc.
3.20%, 01/15/30 .................. 300 320,113
2.10%, 08/01/32 .................. 85 81,338
Uniti Group LP
(b)
7.88%, 02/15/25 .................. 1,250 1,314,625
4.75%, 04/15/28 .................. 3,581 3,595,020
6.50%, 02/15/29 .................. 3,188 3,224,933
6.00%, 01/15/30 .................. 1,095 1,081,312
Ventas Realty LP, 3.00%, 01/15/30 ....... 680 705,248
VEREIT Operating Partnership LP
3.95%, 08/15/27 .................. 360 398,372
2.20%, 06/15/28 .................. 320 321,036
2.85%, 12/15/32 .................. 245 253,975
VICI Properties LP
(b)
3.50%, 02/15/25 .................. 2,815 2,864,262
4.25%, 12/01/26 .................. 4,856 5,029,990
3.75%, 02/15/27 .................. 3,497 3,593,168
4.63%, 12/01/29 .................. 2,586 2,758,939
4.13%, 08/15/30 .................. 6,977 7,325,850
Welltower, Inc., 2.05%, 01/15/29 ......... 485 477,300
XHR LP
(b)
6.38%, 08/15/25 .................. 450 474,750
4.88%, 06/01/29 .................. 220 225,709
140,676,478
Food & Staples Retailing — 0.2%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
........ 1,415 1,376,189
Albertsons Cos., Inc.
5.75%, 03/15/25 .................. 305 309,386
3.25%, 03/15/26
(b)
................. 2,763 2,807,899
4.63%, 01/15/27
(b)
................. 3,587 3,753,975
5.88%, 02/15/28
(b)
................. 1,903 2,021,937
4.88%, 02/15/30
(b)
................. 2,102 2,253,029
Bellis Acquisition Co. plc, 4.50%, 02/16/26
(d)
. GBP 675 882,691
Casino Guichard Perrachon SA
(d)
(EURIBOR Swap Rate 5 Year + 3.82%),
3.99%
(a)(k)
..................... EUR 800 624,240
4.05%, 08/05/26
(e)
................. 100 106,641
5.25%, 04/15/27 .................. 900 986,559
Iceland Bondco plc
(d)
4.63%, 03/15/25 .................. GBP 600 753,387
4.38%, 05/15/28 .................. 625 744,149
Ingles Markets, Inc., 4.00%, 06/15/31
(b)
..... USD 200 199,000
Ocado Group plc, 3.88%, 10/08/26
(d)
...... GBP 835 1,115,617

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
Performance Food Group, Inc.
(b)
5.50%, 10/15/27 .................. USD 250 $ 260,625
4.25%, 08/01/29 .................. 2,389 2,389,000
Picard Groupe SAS, 3.88%, 07/01/26
(d)
.... EUR 504 583,943
Quatrim SASU, 5.88%, 01/15/24
(d)
....... 900 1,067,711
SEG Holding LLC, 5.63%, 10/15/28
(b)
...... USD 120 126,300
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
669 724,193
US Foods, Inc., 4.75%, 02/15/29
(b)
....... 3,152 3,189,099
Walmart, Inc.
2.50%, 09/22/41 .................. 20 20,116
2.65%, 09/22/51 .................. 730 746,834
27,042,520
Food Products — 0.5%
Chobani LLC
(b)
7.50%, 04/15/25 .................. 4,281 4,446,889
4.63%, 11/15/28 .................. 1,734 1,773,015
General Mills, Inc., 3.00%, 02/01/51
(b)
..... 46 46,994
Health & Happiness H&H International Holdings
Ltd., 5.63%, 10/24/24
(d)
............. 430 435,321
JBS Investments II GmbH, 7.00%, 01/15/26
(b)
. 350 364,000
JBS USA LUX SA
(b)
6.75%, 02/15/28 .................. 1,906 2,051,690
6.50%, 04/15/29 .................. 5,804 6,420,675
5.50%, 01/15/30 .................. 1,185 1,297,575
3.75%, 12/01/31 .................. 2,678 2,741,602
JDE Peet's NV, 1.38%, 01/15/27
(b)
........ 1,130 1,103,362
Knight Castle Investments Ltd., 7.99%,
01/23/21
(d)(f)(l)
................... 231 162,494
Kraft Heinz Foods Co.
4.63%, 01/30/29 .................. 500 568,760
3.75%, 04/01/30 .................. 1,600 1,739,133
4.25%, 03/01/31 .................. 7,669 8,661,561
5.00%, 07/15/35 .................. 837 1,029,147
6.88%, 01/26/39 .................. 2,541 3,721,732
4.63%, 10/01/39 .................. 1,024 1,192,369
6.50%, 02/09/40 .................. 1,215 1,734,026
5.00%, 06/04/42 .................. 3,010 3,720,338
5.20%, 07/15/45 .................. 986 1,254,038
4.38%, 06/01/46 .................. 5,204 6,074,627
4.88%, 10/01/49 .................. 9,738 12,058,615
5.50%, 06/01/50 .................. 10,214 13,684,992
Lamb Weston Holdings, Inc.
(b)
4.63%, 11/01/24 .................. 400 409,760
4.88%, 11/01/26 .................. 800 820,240
4.88%, 05/15/28 .................. 661 709,326
4.13%, 01/31/30 .................. 1,267 1,268,204
4.38%, 01/31/32 .................. 1,824 1,826,699
Pilgrim's Pride Corp.
(b)
5.88%, 09/30/27 .................. 900 948,933
3.50%, 03/01/32 .................. 3,949 3,958,873
Post Holdings, Inc.
(b)
5.75%, 03/01/27 .................. 1,500 1,556,250
5.63%, 01/15/28 .................. 2,142 2,235,605
4.63%, 04/15/30 .................. 444 446,220
4.50%, 09/15/31 .................. 1,957 1,917,723
Premier Foods Finance plc, 3.50%, 10/15/26
(d)
GBP 569 763,785
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... USD 3,620 3,656,200
Tereos Finance Groupe I SA, 7.50%, 10/30/25
(d)
EUR 687 852,742
TreeHouse Foods, Inc., 4.00%, 09/01/28 ... USD 695 663,793
98,317,308
Gaming — 0.0%
Codere Finance Luxembourg SA, 10.75%,
09/30/23 ...................... EUR 240 269,117
Security
Par (000)
Par (000) Value
Gas Utilities — 0.0%
AmeriGas Partners LP
5.63%, 05/20/24 .................. USD 550 $ 594,000
5.88%, 08/20/26 .................. 250 278,750
5.75%, 05/20/27 .................. 350 391,527
Atmos Energy Corp., 2.85%, 02/15/52 ..... 305 300,150
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 455 435,226
China Oil & Gas Group Ltd., 5.50%, 01/25/23
(d)
430 433,306
Infraestructura Energetica Nova SAB de CV,
4.75%, 01/15/51
(b)
................ 2,618 2,666,106
Promigas SA ESP, 3.75%, 10/16/29
(b)
...... 925 920,664
Suburban Propane Partners LP
5.88%, 03/01/27 .................. 800 829,000
5.00%, 06/01/31
(b)
................. 902 924,550
Superior Plus LP, 4.50%, 03/15/29
(b)
...... 170 173,859
7,947,138
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
4.75%, 11/30/36 .................. 345 441,009
6.15%, 11/30/37 .................. 240 352,216
Avantor Funding, Inc.
2.63%, 11/01/25
(d)
................. EUR 200 236,402
4.63%, 07/15/28
(b)
................. USD 6,645 6,893,855
3.88%, 11/01/29
(b)
................. 1,508 1,507,518
Becton Dickinson and Co.
3.73%, 12/15/24 .................. 158 169,464
3.70%, 06/06/27 .................. 2,175 2,376,349
4.69%, 12/15/44 .................. 540 677,137
4.67%, 06/06/47 .................. 185 235,168
3.79%, 05/20/50 .................. 61 69,456
DH Europe Finance II SARL, 2.05%, 11/15/22 715 726,193
Hologic, Inc.
(b)
4.63%, 02/01/28 .................. 300 312,375
3.25%, 02/15/29 .................. 962 954,184
Medtronic, Inc., 4.38%, 03/15/35 ........ 35 42,918
Mozart Debt Merger Sub, Inc.
(b)
3.88%, 04/01/29 .................. 4,014 3,993,930
5.25%, 10/01/29 .................. 8,461 8,587,915
Ortho-Clinical Diagnostics, Inc.
(b)
7.38%, 06/01/25 .................. 5,484 5,757,103
7.25%, 02/01/28 .................. 4,784 5,094,960
Teleflex, Inc.
4.63%, 11/15/27 .................. 350 362,688
4.25%, 06/01/28
(b)
................. 1,227 1,260,681
Varex Imaging Corp., 7.88%, 10/15/27
(b)
.... 147 163,567
40,215,088
Health Care Providers & Services — 1.1%
180 Medical, Inc., 3.88%, 10/15/29
(b)
...... 1,063 1,068,993
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 .................. 2,301 2,398,792
5.00%, 04/15/29 .................. 3,095 3,156,900
AdaptHealth LLC
(b)
6.13%, 08/01/28 .................. 899 951,816
4.63%, 08/01/29 .................. 546 539,858
5.13%, 03/01/30 .................. 386 387,930
Aetna, Inc.
4.75%, 03/15/44 .................. 550 686,050
3.88%, 08/15/47 .................. 126 143,682
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 2,422 2,434,110
Akumin Escrow, Inc., 7.50%, 08/01/28
(b)
.... 621 586,845
Akumin, Inc., 7.00%, 11/01/25
(b)
......... 554 528,965
Anthem, Inc.
2.38%, 01/15/25 .................. 105 108,632
4.65%, 01/15/43 .................. 250 308,920

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
3.70%, 09/15/49 .................. USD 450 $ 505,513
CAB SELAS, 3.38%, 02/01/28
(d)
......... EUR 714 820,260
Cano Health LLC, 6.25%, 10/01/28
(b)
...... USD 872 876,988
Centene Corp.
4.25%, 12/15/27 .................. 552 578,220
2.45%, 07/15/28 .................. 5,052 5,034,862
4.63%, 12/15/29 .................. 5,929 6,395,909
3.00%, 10/15/30 .................. 8,688 8,830,309
2.50%, 03/01/31 .................. 10,352 10,093,200
2.63%, 08/01/31 .................. 3,219 3,166,595
Chrome Bidco SASU
3.50%, 05/31/28
(d)
................. EUR 1,468 1,696,087
Chrome Holdco SASU, 5.00%, 05/31/29
(d)
... 332 383,792
Cigna Corp.
4.13%, 11/15/25 .................. USD 400 439,964
6.13%, 11/15/41 .................. 240 341,734
4.90%, 12/15/48 .................. 580 750,801
3.40%, 03/15/50 .................. 155 163,499
CommonSpirit Health
3.35%, 10/01/29 .................. 500 533,145
2.78%, 10/01/30 .................. 225 229,861
3.91%, 10/01/50 .................. 440 494,995
Community Health Systems, Inc.
(b)
6.63%, 02/15/25 .................. 10,556 10,978,240
8.00%, 03/15/26 .................. 9,717 10,251,435
5.63%, 03/15/27 .................. 3,600 3,767,220
8.00%, 12/15/27 .................. 400 433,500
6.00%, 01/15/29 .................. 2,569 2,703,872
6.88%, 04/15/29 .................. 273 280,849
6.13%, 04/01/30 .................. 1,702 1,672,998
CVS Health Corp.
3.50%, 07/20/22 .................. 2,370 2,407,964
1.30%, 08/21/27 .................. 760 736,704
4.30%, 03/25/28 .................. 789 893,273
1.88%, 02/28/31 .................. 3,235 3,094,854
5.13%, 07/20/45 .................. 1,050 1,381,529
5.05%, 03/25/48 .................. 810 1,064,927
DaVita, Inc., 4.63%, 06/01/30
(b)
......... 1,181 1,186,858
Encompass Health Corp.
4.50%, 02/01/28 .................. 566 576,243
4.75%, 02/01/30 .................. 3,043 3,119,075
4.63%, 04/01/31 .................. 1,444 1,469,270
HCA, Inc.
5.88%, 05/01/23 .................. 300 320,625
5.38%, 02/01/25 .................. 2,268 2,523,150
5.88%, 02/15/26 .................. 1,000 1,138,750
5.38%, 09/01/26 .................. 5,759 6,558,628
5.63%, 09/01/28 .................. 2,414 2,829,159
5.88%, 02/01/29 .................. 2,425 2,886,259
3.50%, 09/01/30 .................. 10,370 10,905,611
5.50%, 06/15/47 .................. 960 1,266,723
5.25%, 06/15/49 .................. 665 862,279
3.50%, 07/15/51 .................. 760 769,987
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 2,671 2,701,049
Humana, Inc., 2.15%, 02/03/32 ......... 255 246,705
Kaiser Foundation Hospitals, Series 2021,
2.81%, 06/01/41 ................. 299 303,054
Korian SA, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%), 4.13%
(a)(d)(k)
GBP 800 1,077,750
Laboratoire Eimer Selas, 5.00%, 02/01/29
(d)
.. EUR 217 253,674
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 .................. USD 1,540 1,613,150
4.38%, 02/15/27 .................. 1,962 1,942,380
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
.... 3,050 2,989,000
MEDNAX, Inc., 6.25%, 01/15/27
(b)
........ 867 909,110
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/29
(b)
..................... USD 1,546 $ 1,572,545
ModivCare, Inc., 5.88%, 11/15/25
(b)
....... 2,951 3,098,550
Molina Healthcare, Inc.
5.38%, 11/15/22
(e)
................. 530 544,575
4.38%, 06/15/28
(b)
................. 3,023 3,128,805
3.88%, 11/15/30
(b)
................. 2,020 2,083,125
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 1,533 1,547,993
Owens & Minor, Inc., 4.50%, 03/31/29
(b)
.... 480 481,800
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 4,756 5,065,140
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ 649 684,695
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
... 355 355,000
Select Medical Corp., 6.25%, 08/15/26
(b)
.... 2,130 2,227,909
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 .................. 4,077 4,148,347
10.00%, 04/15/27 ................. 4,850 5,206,524
Sutter Health
Series 20A, 2.29%, 08/15/30 ......... 870 873,824
Series 20A, 3.36%, 08/15/50 ......... 244 261,717
Team Health Holdings, Inc., 6.38%, 02/01/25
(b)
432 382,320
Tenet Healthcare Corp.
4.63%, 07/15/24 .................. 466 471,825
4.63%, 09/01/24
(b)
................. 1,371 1,400,134
7.50%, 04/01/25
(b)
................. 1,506 1,598,242
4.88%, 01/01/26
(b)
................. 6,163 6,317,075
6.25%, 02/01/27
(b)
................. 2,524 2,621,805
5.13%, 11/01/27
(b)
................. 7,002 7,317,090
4.63%, 06/15/28
(b)
................. 234 242,482
6.13%, 10/01/28
(b)
................. 3,548 3,725,223
4.25%, 06/01/29
(b)
................. 2,278 2,305,974
UnitedHealth Group, Inc.
3.50%, 08/15/39 .................. 775 861,463
2.75%, 05/15/40 .................. 345 346,937
4.75%, 07/15/45 .................. 440 586,603
4.25%, 06/15/48 .................. 510 639,245
3.70%, 08/15/49 .................. 400 463,143
3.25%, 05/15/51 .................. 180 195,603
US Acute Care Solutions LLC, 6.38%,
03/01/26
(b)
..................... 375 389,062
Vizient, Inc., 6.25%, 05/15/27
(b)
......... 2,284 2,393,883
206,291,739
Health Care Technology — 0.0%
IQVIA, Inc.
(b)
5.00%, 10/15/26 .................. 1,065 1,094,234
5.00%, 05/15/27 .................. 5,901 6,116,800
7,211,034
Hotels, Restaurants & Leisure — 1.5%
1011778 BC ULC
(b)
5.75%, 04/15/25 .................. 2,266 2,353,808
3.88%, 01/15/28 .................. 2,630 2,623,635
4.38%, 01/15/28 .................. 1,601 1,609,389
4.00%, 10/15/30 .................. 1,013 981,324
Accor SA, 0.70%, 12/07/27
(d)(i)
.......... EUR 892 537,259
Affinity Gaming, 6.88%, 12/15/27
(b)
....... USD 1,277 1,323,866
Boyd Gaming Corp.
8.63%, 06/01/25
(b)
................. 991 1,067,803
4.75%, 12/01/27 .................. 1,104 1,137,451
4.75%, 06/15/31
(b)
................. 3,025 3,111,991
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 2,540 2,597,150
Burger King France SAS
(d)
6.00%, 05/01/24 .................. EUR 700 821,338

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
(EURIBOR 3 Month + 4.75%), 4.75%,
11/01/26
(a)
.................... EUR 225 $ 260,341
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 .................. USD 12,633 13,288,021
8.13%, 07/01/27 .................. 9,580 10,730,079
4.63%, 10/15/29 .................. 3,639 3,656,467
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
..................... 4,952 5,203,314
Carnival Corp.
10.13%, 02/01/26
(d)
................ EUR 915 1,211,112
10.50%, 02/01/26
(b)
................ USD 3,442 3,999,604
7.63%, 03/01/26
(d)
................. EUR 636 789,622
5.75%, 03/01/27
(b)
................. USD 4,179 4,252,132
9.88%, 08/01/27
(b)
................. 4,462 5,136,878
4.00%, 08/01/28
(b)
................. 7,638 7,638,000
6.00%, 05/01/29
(b)
................. 4,151 4,148,406
Carrols Restaurant Group, Inc., 5.88%,
07/01/29
(b)
..................... 166 151,890
CCM Merger, Inc., 6.38%, 05/01/26
(b)
...... 1,275 1,335,563
Cedar Fair LP
5.50%, 05/01/25
(b)
................. 5,048 5,237,300
6.50%, 10/01/28 .................. 435 466,538
Champion Path Holdings Ltd.
(d)
4.50%, 01/27/26 .................. 4,332 4,300,864
4.85%, 01/27/28 .................. 4,311 4,240,407
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 .................. 6,993 7,229,014
4.75%, 01/15/28 .................. 1,982 2,048,892
Cirsa Finance International SARL
(d)
4.75%, 05/22/25 .................. EUR 1,133 1,303,199
4.50%, 03/15/27 .................. 274 311,984
Codere Finance 2 Luxembourg SA
10.75%, 09/30/23
(d)(e)
............... 736 891,655
10.75%, 09/30/23
(d)
................ 139 170,325
4.50%, (4.50% Cash or 11.63% PIK),
11/01/23
(a)(b)(j)
.................. USD 518 310,585
4.50%, (4.50% Cash or 10.75% PIK),
11/01/23
(a)(d)(j)
.................. EUR 615 420,496
CPUK Finance Ltd.
(d)
4.88%, 08/28/25 .................. GBP 619 847,556
4.50%, 08/28/27 .................. 482 665,057
Empire Resorts, Inc., 7.75%, 11/01/26
(b)
.... USD 1,179 1,202,368
Everi Holdings, Inc., 5.00%, 07/15/29
(b)
..... 546 558,968
Expedia Group, Inc.
3.60%, 12/15/23 .................. 1,510 1,588,260
6.25%, 05/01/25
(b)
................. 308 351,765
2.95%, 03/15/31 .................. 890 897,808
Fortune Star BVI Ltd.
(d)
5.95%, 01/29/23 .................. 630 630,197
6.75%, 07/02/23 .................. 8,490 8,598,778
6.85%, 07/02/24 .................. 558 565,149
5.95%, 10/19/25 .................. 4,998 4,985,505
5.05%, 01/27/27 .................. 4,930 4,561,791
Full House Resorts, Inc., 8.25%, 02/15/28
(b)
.. 297 314,078
Gamma Bidco SpA
(d)
5.13%, 07/15/25 .................. EUR 380 442,575
6.25%, 07/15/25 .................. 839 999,271
Genting New York LLC, 3.30%, 02/15/26
(b)
.. USD 632 622,545
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
.... 5,941 5,955,853
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(b)
................. 1,228 1,280,129
5.75%, 05/01/28
(b)
................. 1,614 1,733,032
4.88%, 01/15/30 .................. 2,765 2,951,582
4.00%, 05/01/31
(b)
................. 1,656 1,663,924
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hilton Grand Vacations Borrower Escrow LLC
(b)
5.00%, 06/01/29 .................. USD 380 $ 387,505
4.88%, 07/01/31 .................. 262 260,659
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ...................... 1,175 1,216,125
International Game Technology plc
6.50%, 02/15/25
(b)
................. 1,000 1,110,000
4.13%, 04/15/26
(b)
................. 205 210,638
3.50%, 06/15/26
(d)
................. EUR 200 236,617
5.25%, 01/15/29
(b)
................. USD 310 325,887
IRB Holding Corp., 7.00%, 06/15/25
(b)
..... 490 517,563
Jacobs Entertainment, Inc., 7.88%, 02/01/24
(b)
40 41,200
KFC Holding Co., 4.75%, 06/01/27
(b)
...... 525 543,375
Life Time, Inc.
(b)
5.75%, 01/15/26 .................. 2,132 2,188,754
8.00%, 04/15/26 .................. 1,212 1,272,600
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
1,087 1,045,694
Marriott Ownership Resorts, Inc., 6.13%,
09/15/25
(b)
..................... 310 325,339
Melco Resorts Finance Ltd.
4.88%, 06/06/25
(d)
................. 425 418,439
5.25%, 04/26/26
(d)
................. 8,061 7,959,230
5.63%, 07/17/27
(d)
................. 630 629,921
5.38%, 12/04/29
(d)
................. 431 423,269
5.38%, 12/04/29
(b)
................. 400 392,825
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
600 621,228
MGM China Holdings Ltd.
(d)
5.25%, 06/18/25 .................. 4,116 4,052,459
5.88%, 05/15/26 .................. 3,034 3,028,880
MGM Resorts International
7.75%, 03/15/22 .................. 4,734 4,840,515
6.00%, 03/15/23 .................. 5,798 6,118,166
5.75%, 06/15/25 .................. 261 281,880
Midco GB SASU, 7.75%, (7.75% Cash or
8.50% PIK), 11/01/27
(a)(d)(j)
........... EUR 250 292,295
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... USD 2,139 2,157,994
NCL Corp. Ltd.
(b)
10.25%, 02/01/26 ................. 701 805,309
5.88%, 03/15/26 .................. 1,876 1,880,690
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 1,800 1,815,750
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
..................... 1,734 1,849,970
Penn National Gaming, Inc., 4.13%, 07/01/29
(b)
688 670,800
Powdr Corp., 6.00%, 08/01/25
(b)
......... 1,443 1,507,935
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 .................. 700 712,250
5.88%, 09/01/31 .................. 888 905,760
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 1,501 1,519,762
Royal Caribbean Cruises Ltd.
(b)
10.88%, 06/01/23 ................. 747 835,706
9.13%, 06/15/23 .................. 1,114 1,209,559
11.50%, 06/01/25 ................. 2,600 2,959,125
5.50%, 08/31/26 .................. 982 1,000,413
5.50%, 04/01/28 .................. 2,561 2,605,817
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 .................. 1,982 2,138,974
5.00%, 10/15/25 .................. 1,998 2,057,021
8.25%, 03/15/26 .................. 3,658 3,877,480
7.00%, 05/15/28 .................. 1,055 1,139,875
7.25%, 11/15/29 .................. 475 536,788
Sisal Group SpA, 7.00%, 07/31/23
(d)
...... EUR 935 1,081,253
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
USD 6,755 7,177,188
Stonegate Pub Co. Financing plc
(d)
8.00%, 07/13/25 .................. GBP 1,111 1,558,477

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
8.25%, 07/31/25 .................. GBP 1,102 $ 1,563,859
Studio City Finance Ltd.
6.00%, 07/15/25
(b)
................. USD 200 194,050
6.00%, 07/15/25
(d)
................. 800 776,200
5.00%, 01/15/29
(b)
................. 6,270 5,627,325
Travel + Leisure Co.
6.63%, 07/31/26
(b)
................. 802 895,577
6.00%, 04/01/27
(e)
................. 500 543,750
4.63%, 03/01/30
(b)
................. 134 139,041
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
...... 954 1,004,848
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 1,358 1,347,815
VOC Escrow Ltd., 5.00%, 02/15/28
(b)
...... 600 595,500
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 834 861,564
Wynn Las Vegas LLC
(b)
4.25%, 05/30/23 .................. 300 301,500
5.50%, 03/01/25 .................. 750 762,656
5.25%, 05/15/27 .................. 2,243 2,273,841
Wynn Macau Ltd.
4.88%, 10/01/24
(b)
................. 250 236,297
4.88%, 10/01/24
(d)
................. 630 595,468
5.50%, 01/15/26
(d)
................. 5,974 5,626,014
5.50%, 10/01/27
(d)
................. 2,029 1,892,677
5.63%, 08/26/28
(b)
................. 540 499,300
5.13%, 12/15/29
(b)
................. 650 581,750
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 .................. 1,855 1,952,016
5.13%, 10/01/29 .................. 3,383 3,391,458
Yum! Brands, Inc.
7.75%, 04/01/25
(b)
................. 2,131 2,266,212
4.75%, 01/15/30
(b)
................. 3,298 3,520,615
3.63%, 03/15/31 .................. 1,000 988,350
4.63%, 01/31/32 .................. 283 294,320
5.35%, 11/01/43 .................. 48 53,280
267,844,135
Household Durables — 0.3%
Ashton Woods USA LLC
(b)
4.63%, 08/01/29 .................. 1,009 1,000,171
4.63%, 04/01/30 .................. 768 754,560
Beazer Homes USA, Inc.
5.88%, 10/15/27 .................. 100 104,125
7.25%, 10/15/29 .................. 100 109,250
Brookfield Residential Properties, Inc.
(b)
6.25%, 09/15/27 .................. 556 578,935
5.00%, 06/15/29 .................. 1,588 1,593,955
4.88%, 02/15/30 .................. 2,480 2,485,109
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
2,805 2,962,781
Century Communities, Inc.
6.75%, 06/01/27 .................. 100 106,180
3.88%, 08/15/29
(b)
................. 330 328,865
Empire Communities Corp., 7.00%, 12/15/25
(b)
280 289,800
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
..................... 2,464 2,587,200
KB Home
6.88%, 06/15/27 .................. 650 767,689
4.00%, 06/15/31 .................. 745 755,244
LGI Homes, Inc., 4.00%, 07/15/29
(b)
....... 3,056 2,971,960
M/I Homes, Inc.
4.95%, 02/01/28 .................. 1,435 1,492,400
3.95%, 02/15/30
(b)
................. 635 627,062
Mattamy Group Corp.
(b)
5.25%, 12/15/27 .................. 520 540,800
4.63%, 03/01/30 .................. 1,433 1,453,537
Meritage Homes Corp., 5.13%, 06/06/27 .... 745 821,363
Security
Par (000)
Par (000) Value
Household Durables (continued)
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
USD 520 $ 536,900
Newell Brands, Inc.
4.88%, 06/01/25 .................. 174 190,589
4.70%, 04/01/26
(e)
................. 500 547,569
5.87%, 04/01/36
(e)
................. 200 242,500
6.00%, 04/01/46
(e)
................. 814 1,022,295
Nobel Bidco BV, 3.13%, 06/15/28
(d)
....... EUR 582 645,853
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
USD 2,344 2,467,060
Shea Homes LP
(b)
4.75%, 02/15/28 .................. 500 503,750
4.75%, 04/01/29 .................. 250 251,250
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
. 2,239 2,137,484
Taylor Morrison Communities, Inc.
(b)
5.88%, 06/15/27 .................. 300 335,625
5.75%, 01/15/28 .................. 225 247,707
5.13%, 08/01/30 .................. 61 64,660
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 .................. 3,933 3,995,181
3.88%, 10/15/31 .................. 2,716 2,691,420
Toll Brothers Finance Corp., 4.35%, 02/15/28 . 80 87,300
TopBuild Corp., 3.63%, 03/15/29
(b)
....... 420 422,230
TRI Pointe Group, Inc., 5.88%, 06/15/24 .... 1,665 1,844,404
TRI Pointe Homes, Inc.
5.25%, 06/01/27 .................. 2,050 2,211,848
5.70%, 06/15/28 .................. 493 536,137
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
..................... 1,670 1,726,362
45,039,110
Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30 .................. 1,154 1,162,597
4.13%, 04/30/31
(b)
................. 1,491 1,491,000
Energizer Holdings, Inc.
(b)
4.75%, 06/15/28 .................. 1,014 1,012,733
4.38%, 03/31/29 .................. 108 103,491
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
..................... 1,630 1,611,662
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26
(b)
..................... 410 405,900
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 .................. 340 362,950
5.50%, 07/15/30 .................. 946 1,021,680
3.88%, 03/15/31 .................. 524 513,520
7,685,533
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)
1.38%, 01/15/26 .................. 1,345 1,315,729
2.45%, 01/15/31 .................. 860 841,785
Calpine Corp.
(b)
5.25%, 06/01/26 .................. 3,215 3,308,075
4.50%, 02/15/28 .................. 1,800 1,823,418
5.13%, 03/15/28 .................. 10,215 10,163,925
4.63%, 02/01/29 .................. 200 194,000
5.00%, 02/01/31 .................. 2,077 2,035,668
3.75%, 03/01/31 .................. 207 198,722
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 .................. 2,246 2,376,268
3.75%, 01/15/32 .................. 2,361 2,349,620
Colbun SA, 3.15%, 01/19/32
(b)
.......... 1,025 1,009,625
InterGen NV, 7.00%, 06/30/23
(b)
......... 500 491,250
Talen Energy Supply LLC
(b)
7.25%, 05/15/27 .................. 150 143,472
6.63%, 01/15/28 .................. 300 283,500
26,535,057

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.0%
Alfa SAB de CV
6.88%, 03/25/44
(b)
................. USD 753 $ 985,489
6.88%, 03/25/44
(d)
................. 387 506,486
General Electric Co., 6.88%, 01/10/39 ..... 30 45,657
Roper Technologies, Inc.
3.65%, 09/15/23 .................. 350 368,335
1.00%, 09/15/25 .................. 355 349,321
1.75%, 02/15/31 .................. 205 193,572
2,448,860
Insurance — 0.8%
Acrisure LLC, 6.00%, 08/01/29
(b)
......... 1,576 1,546,450
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 .................. 9,976 9,970,613
6.75%, 10/15/27 .................. 12,596 13,005,370
5.88%, 11/01/29 .................. 8,200 8,240,180
Allianz SE
(a)(b)(k)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%),
3.50% ....................... 26,200 26,396,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
3.20% ....................... 10,600 10,242,250
American International Group, Inc.
3.40%, 06/30/30 .................. 1,060 1,148,004
4.50%, 07/16/44 .................. 905 1,105,115
4.80%, 07/10/45 .................. 355 457,630
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
.... 1,910 1,904,041
Aon Corp., 3.75%, 05/02/29 ........... 550 610,085
Aon plc, 4.60%, 06/14/44 ............. 365 453,324
Ardonagh Midco 2 plc, 0.00%, (0.00% Cash or
12.70% PIK), 01/15/27
(b)(j)
........... 566 597,888
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(d)(k)
...... 4,060 4,340,465
AssuredPartners, Inc., 5.63%, 01/15/29
(b)
... 1,721 1,708,092
BroadStreet Partners, Inc., 5.88%, 04/15/29
(b)
1,273 1,250,723
BUPA Finance plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 3.17%),
4.00%
(a)(d)(k)
.................... GBP 1,500 1,955,316
FWD Ltd., (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.08%),
5.50%
(a)(d)(k)
.................... USD 560 553,175
Galaxy Bidco Ltd., 6.50%, 07/31/26
(d)
...... GBP 1,267 1,792,040
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
.. USD 2,161 2,274,453
Hartford Financial Services Group, Inc. (The),
2.90%, 09/15/51 ................. 75 74,424
Heungkuk Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.47%), 4.48%
(a)(d)(k)
........... 1,521 1,528,415
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)
..................... 368 389,587
HUB International Ltd., 7.00%, 05/01/26
(b)
... 8,054 8,305,688
Just Group plc, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 4.27%), 5.00%
(a)(d)(k)
GBP 550 730,999
KDB Life Insurance Co. Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.66%), 7.50%
(a)(d)(k)
.............. USD 1,900 1,906,887
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.63%
(a)(d)(k)
............... GBP 2,175 3,259,373
Liberty Mutual Group, Inc.
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%),
4.12%, 12/15/51
(b)
............... USD 11,150 11,428,750
(EUR Swap Annual 5 Year + 3.70%), 3.63%,
05/23/59
(d)
.................... EUR 300 358,505
Security
Par (000)
Par (000) Value
Insurance (continued)
Marsh & McLennan Cos., Inc., 4.38%, 03/15/29 USD 1,175 $ 1,357,184
NFP Corp.
(b)
4.88%, 08/15/28 .................. 3,486 3,538,290
6.88%, 08/15/28 .................. 9,089 9,233,909
Prudential Financial, Inc.
3.91%, 12/07/47 .................. 265 312,285
3.94%, 12/07/49 .................. 105 125,286
4.35%, 02/25/50 .................. 425 541,702
QBE Insurance Group Ltd., (USD Swap Rate
10 Year + 4.40%), 5.87%, 06/17/46
(a)(d)
... 677 756,338
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%), 4.25%,
12/14/47
(a)(d)
.................... EUR 800 1,040,400
Teachers Insurance & Annuity Association of
America, 4.27%, 05/15/47
(b)
.......... USD 475 582,111
Travelers Cos., Inc. (The), 2.55%, 04/27/50 .. 260 254,296
Unipol Gruppo SpA, 3.25%, 09/23/30
(d)
..... EUR 750 996,242
136,272,385
Interactive Media & Services — 0.1%
Alphabet, Inc.
1.90%, 08/15/40 .................. USD 730 661,235
2.05%, 08/15/50 .................. 335 300,853
J2 Global, Inc., 4.63%, 10/15/30
(b)
........ 2,651 2,776,923
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
..................... 3,131 3,013,587
Tencent Holdings Ltd., 3.84%, 04/22/51
(b)
... 460 489,146
Twitter, Inc., 3.88%, 12/15/27
(b)
.......... 2,849 2,996,179
10,237,923
Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 . 625 592,456
Amazon.com, Inc.
3.15%, 08/22/27 .................. 525 568,577
3.88%, 08/22/37 .................. 1,075 1,264,479
4.05%, 08/22/47 .................. 245 300,883
2.50%, 06/03/50 .................. 360 344,738
3.10%, 05/12/51 .................. 654 701,520
2.70%, 06/03/60 .................. 295 284,128
3.25%, 05/12/61 .................. 895 978,177
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... 3,907 3,819,092
Go Daddy Operating Co. LLC
(b)
5.25%, 12/01/27 .................. 1,328 1,377,800
3.50%, 03/01/29 .................. 960 928,800
HSE Finance SARL, 5.63%, 10/15/26
(d)
.... EUR 401 474,218
Match Group Holdings II LLC
(b)
5.00%, 12/15/27 .................. USD 300 312,750
4.63%, 06/01/28 .................. 3,160 3,283,493
5.63%, 02/15/29 .................. 1,965 2,102,550
4.13%, 08/01/30 .................. 2,334 2,401,102
3.63%, 10/01/31 .................. 1,842 1,788,103
MercadoLibre, Inc., 2.38%, 01/14/26 ...... 11 10,677
Millennium Escrow Corp., 6.63%, 08/01/26
(b)
. 350 355,701
QVC, Inc.
4.38%, 03/15/23 .................. 200 207,500
4.85%, 04/01/24 .................. 200 214,490
4.45%, 02/15/25 .................. 250 266,562
4.75%, 02/15/27 .................. 528 552,753
5.95%, 03/15/43 .................. 200 207,944
Rakuten Group, Inc., (EUR Swap Annual 5 Year
+ 4.74%), 4.25%
(a)(d)(k)
.............. EUR 925 1,061,270
Very Group Funding plc (The), 6.50%,
08/01/26
(d)
..................... GBP 1,118 1,521,165
25,920,928

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
IT Services — 0.4%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
.. USD 3,073 $ 3,026,905
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
. 729 743,580
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
..... 1,306 1,316,526
Austin BidCo, Inc., 7.13%, 12/15/28
(b)
...... 544 561,680
Banff Merger Sub, Inc., 8.38%, 09/01/26
(d)
... EUR 720 864,198
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
USD 2,332 2,320,340
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 .................. 3,231 3,277,365
4.00%, 07/01/29 .................. 3,155 3,194,437
CA Magnum Holdings, 5.38%, 10/31/26
(b)
... 4,124 4,232,255
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 .................. 968 942,541
5.63%, 09/15/28 .................. 1,358 1,342,329
Centurion Bidco SpA, 5.88%, 09/30/26
(d)
.... EUR 785 941,308
Cogent Communications Group, Inc., 3.50%,
05/01/26
(b)
..................... USD 370 373,700
Endure Digital, Inc., 6.00%, 02/15/29
(b)
..... 1,103 1,014,760
Fidelity National Information Services, Inc.,
3.10%, 03/01/41 ................. 365 369,581
Fiserv, Inc.
3.50%, 07/01/29 .................. 10 10,794
2.65%, 06/01/30 .................. 755 767,277
4.40%, 07/01/49 .................. 225 271,698
Gartner, Inc.
(b)
4.50%, 07/01/28 .................. 4,484 4,668,741
3.63%, 06/15/29 .................. 2,595 2,607,975
3.75%, 10/01/30 .................. 4,203 4,260,791
Global Payments, Inc.
1.20%, 03/01/26 .................. 955 932,325
3.20%, 08/15/29 .................. 1,300 1,359,185
4.15%, 08/15/49 .................. 475 538,278
International Business Machines Corp.
4.15%, 05/15/39 .................. 600 703,318
4.00%, 06/20/42 .................. 25 28,812
4.25%, 05/15/49 .................. 665 814,166
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
..................... 1,842 1,888,050
Mastercard, Inc.
1.90%, 03/15/31 .................. 230 230,888
3.85%, 03/26/50 .................. 160 194,517
MoneyGram International, Inc., 5.38%,
08/01/26
(b)
..................... 1,007 1,009,518
Nexi SpA, 0.00%, 02/24/28
(d)(i)(m)
......... EUR 600 663,473
Northwest Fiber LLC
(b)
4.75%, 04/30/27 .................. USD 1,946 1,899,783
6.00%, 02/15/28 .................. 1,475 1,416,000
PayPal Holdings, Inc.
1.65%, 06/01/25 .................. 455 461,497
3.25%, 06/01/50 .................. 705 765,184
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
... 295 300,163
Square, Inc., 3.50%, 06/01/31
(b)
......... 4,721 4,839,025
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
.. 1,215 1,269,675
Twilio, Inc., 3.88%, 03/15/31 ........... 2,539 2,563,832
Unisys Corp., 6.88%, 11/01/27
(b)
......... 1,630 1,776,700
United Group BV
(d)
4.88%, 07/01/24 .................. EUR 866 1,011,938
4.00%, 11/15/27 .................. 1,411 1,594,416
4.63%, 08/15/28 .................. 742 849,174
64,218,698
Leisure Products — 0.1%
Mattel, Inc.
5.88%, 12/15/27
(b)
................. USD 4,409 4,739,675
3.75%, 04/01/29
(b)
................. 783 813,380
6.20%, 10/01/40 .................. 687 875,925
Security
Par (000)
Par (000) Value
Leisure Products (continued)
5.45%, 11/01/41 .................. USD 1,769 $ 2,087,420
8,516,400
Life Sciences Tools & Services — 0.1%
(b)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 .................. 1,754 1,806,620
3.75%, 03/15/29 .................. 347 350,470
4.00%, 03/15/31 .................. 1,058 1,093,708
PRA Health Sciences, Inc., 2.88%, 07/15/26 . 3,341 3,361,881
Syneos Health, Inc., 3.63%, 01/15/29 ..... 4,157 4,102,959
10,715,638
Machinery — 0.2%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
.. 360 374,400
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
..................... 1,189 1,199,404
Colfax Corp., 6.38%, 02/15/26
(b)
......... 1,853 1,927,120
Deere & Co., 3.75%, 04/15/50 .......... 25 30,534
EnPro Industries, Inc., 5.75%, 10/15/26 .... 559 584,854
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
... 4,018 4,058,180
Hillenbrand, Inc., 3.75%, 03/01/31 ........ 400 391,000
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(j)
.......... 2,542 2,694,495
IMA Industria Macchine Automatiche SpA
(d)
3.75%, 01/15/28 .................. EUR 677 776,821
(EURIBOR 3 Month + 4.00%), 4.00%,
01/15/28
(a)
.................... 585 675,402
Meritor, Inc., 4.50%, 12/15/28
(b)
......... USD 567 564,165
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
783 795,724
Novafives SAS, 5.00%, 06/15/25
(d)
....... EUR 787 825,618
OT Merger Corp., 7.88%, 10/15/29
(b)
...... USD 877 863,845
Otis Worldwide Corp.
3.11%, 02/15/40 .................. 108 111,149
3.36%, 02/15/50 .................. 10 10,703
Renk AG, 5.75%, 07/15/25
(d)
........... EUR 709 849,519
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
..................... USD 1,002 1,020,787
Schenck Process Holding GmbH, 5.38%,
06/15/23
(d)
..................... EUR 788 910,928
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
. USD 658 708,995
Terex Corp., 5.00%, 05/15/29
(b)
......... 4,115 4,197,300
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
.... 4,502 4,592,715
Titan International, Inc., 7.00%, 04/30/28
(b)
.. 371 380,739
TK Elevator Holdco GmbH
6.63%, 07/15/28
(d)
................. EUR 630 761,053
7.63%, 07/15/28
(b)
................. USD 2,551 2,704,060
TK Elevator Midco GmbH, 4.38%, 07/15/27
(d)
. EUR 1,148 1,364,445
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 6,365 6,478,297
Wabash National Corp., 4.50%, 10/15/28
(b)
.. 2,055 1,997,933
41,850,185
Marine — 0.0%
CMA CGM SA, 7.50%, 01/15/26
(d)
........ EUR 1,100 1,396,664
Danaos Corp., 8.50%, 03/01/28
(b)
........ USD 1,074 1,177,104
Seaspan Corp., 5.50%, 08/01/29
(b)
....... 2,894 2,922,680
5,496,448
Media — 1.4%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
..................... 1,650 1,716,000
Altice Financing SA
2.25%, 01/15/25
(d)
................. EUR 1,003 1,116,672
3.00%, 01/15/28
(d)
................. 976 1,069,022
5.00%, 01/15/28
(b)
................. USD 6,698 6,454,327
Series SEPT, 4.25%, 08/15/29
(d)
....... EUR 471 534,218
5.75%, 08/15/29
(b)
................. USD 7,500 7,378,125
AMC Networks, Inc.
5.00%, 04/01/24 .................. 266 268,992

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Media (continued)
4.75%, 08/01/25 .................. USD 1,561 $ 1,600,025
4.25%, 02/15/29 .................. 940 925,900
Audacy Capital Corp., 6.75%, 03/31/29
(b)
... 365 361,806
Beasley Mezzanine Holdings LLC, 8.63%,
02/01/26
(b)
..................... 1,110 1,115,550
Block Communications, Inc., 4.88%, 03/01/28
(b)
1,221 1,245,420
Cable One, Inc., 4.00%, 11/15/30
(b)
....... 821 806,444
Charter Communications Operating LLC
4.46%, 07/23/22 .................. 2,670 2,724,357
4.50%, 02/01/24 .................. 655 702,434
2.80%, 04/01/31 .................. 255 253,566
6.38%, 10/23/35 .................. 810 1,052,029
6.48%, 10/23/45 .................. 1,840 2,538,233
5.75%, 04/01/48 .................. 100 127,818
5.13%, 07/01/49 .................. 905 1,071,074
3.85%, 04/01/61 .................. 455 439,979
Clear Channel International BV, 6.63%,
08/01/25
(b)
..................... 2,352 2,446,080
Clear Channel Outdoor Holdings, Inc.
(b)
7.75%, 04/15/28 .................. 4,071 4,215,337
7.50%, 06/01/29 .................. 5,663 5,792,541
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
................ 12,818 13,148,064
Comcast Corp.
3.15%, 03/01/26 .................. 2,725 2,920,516
2.35%, 01/15/27 .................. 300 310,875
4.15%, 10/15/28 .................. 1,632 1,862,263
2.65%, 02/01/30 .................. 225 233,015
4.60%, 10/15/38 .................. 200 244,799
3.75%, 04/01/40 .................. 1,000 1,120,372
4.00%, 08/15/47 .................. 240 278,620
2.80%, 01/15/51 .................. 1,705 1,636,857
2.89%, 11/01/51
(b)
................. 2,853 2,775,230
CSC Holdings LLC
5.25%, 06/01/24 .................. 4,991 5,253,028
5.50%, 04/15/27
(b)
................. 970 1,001,525
5.38%, 02/01/28
(b)
................. 4,003 4,123,090
6.50%, 02/01/29
(b)
................. 3,885 4,166,662
5.75%, 01/15/30
(b)
................. 1,815 1,790,861
4.13%, 12/01/30
(b)
................. 3,261 3,122,407
4.63%, 12/01/30
(b)
................. 9,126 8,361,697
3.38%, 02/15/31
(b)
................. 980 892,535
4.50%, 11/15/31
(b)
................. 2,813 2,725,516
Cumulus Media New Holdings, Inc., 6.75%,
07/01/26
(b)
..................... 1,500 1,560,000
DIRECTV Holdings LLC, 5.88%, 08/15/27
(b)
.. 4,643 4,813,166
DISH DBS Corp.
5.88%, 07/15/22 .................. 6,903 7,075,575
5.00%, 03/15/23 .................. 230 238,050
5.88%, 11/15/24 .................. 1,700 1,810,500
7.75%, 07/01/26 .................. 4,839 5,377,339
7.38%, 07/01/28 .................. 2,897 3,045,471
5.13%, 06/01/29 .................. 8,806 8,475,775
Fox Corp.
3.67%, 01/25/22 .................. 65 65,499
3.05%, 04/07/25 .................. 575 607,109
Gannett Holdings LLC, 6.00%, 11/01/26
(b)
... 114 113,743
GCI LLC, 4.75%, 10/15/28
(b)
........... 2,263 2,342,205
Gray Escrow II, Inc., 5.38%, 11/15/31
(b)
..... 405 409,050
Gray Television, Inc.
(b)
7.00%, 05/15/27 .................. 505 540,350
4.75%, 10/15/30 .................. 250 246,596
Grupo Televisa SAB, 5.25%, 05/24/49 ..... 200 257,525
Houghton Mifflin Harcourt Publishers, Inc.,
9.00%, 02/15/25
(b)
................ 150 159,000
Security
Par (000)
Par (000) Value
Media (continued)
iHeartCommunications, Inc.
8.38%, 05/01/27 .................. USD 239 $ 254,535
5.25%, 08/15/27
(b)
................. 214 218,571
4.75%, 01/15/28
(b)
................. 475 477,969
Interpublic Group of Cos., Inc. (The), 3.38%,
03/01/41 ...................... 180 191,006
Lamar Media Corp., 4.00%, 02/15/30 ...... 958 972,600
LCPR Senior Secured Financing DAC
(b)
6.75%, 10/15/27 .................. 3,513 3,688,650
5.13%, 07/15/29 .................. 2,590 2,609,425
Liberty Interactive LLC
8.50%, 07/15/29 .................. 351 391,365
8.25%, 02/01/30 .................. 357 389,130
Mav Acquisition Corp., 5.75%, 08/01/28
(b)
... 300 294,735
Midas OpCo Holdings LLC, 5.63%, 08/15/29
(b)
1,577 1,606,411
Midcontinent Communications, 5.38%,
08/15/27
(b)
..................... 554 574,775
News Corp., 3.88%, 05/15/29
(b)
......... 1,721 1,746,815
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
..... 700 738,500
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 .................. 2,955 3,014,100
4.25%, 01/15/29 .................. 731 716,380
Quebecor Media, Inc., 5.75%, 01/15/23 .... 3,380 3,557,450
Radiate Holdco LLC
(b)
4.50%, 09/15/26 .................. 4,716 4,791,645
6.50%, 09/15/28 .................. 10,602 10,602,000
Scripps Escrow II, Inc., 3.88%, 01/15/29
(b)
... 128 127,360
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
..................... 3,366 3,206,115
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 .................. 4,137 4,142,171
5.00%, 08/01/27 .................. 1,192 1,244,150
4.00%, 07/15/28 .................. 4,419 4,450,817
5.50%, 07/01/29 .................. 4,563 4,922,337
4.13%, 07/01/30 .................. 78 77,652
3.88%, 09/01/31 .................. 5,059 4,859,827
Spanish Broadcasting System, Inc., 9.75%,
03/01/26
(b)
..................... 264 275,550
Summer BC Bidco B LLC, 5.50%, 10/31/26
(b)
. 200 203,500
Summer BC Holdco A SARL, 9.25%, 10/31/27
(d)
EUR 631 789,504
Summer BC Holdco B SARL, 5.75%, 10/31/26
(d)
1,919 2,313,754
Summer BidCo BV
(d)(j)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
.................... 754 888,244
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 ..................... 338 397,155
TEGNA, Inc.
5.50%, 09/15/24
(b)
................. USD 73 73,821
4.75%, 03/15/26
(b)
................. 585 609,161
4.63%, 03/15/28 .................. 750 756,562
5.00%, 09/15/29 .................. 3,350 3,391,624
Tele Columbus AG, 3.88%, 05/02/25
(d)
..... EUR 400 458,701
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ USD 3,600 3,754,800
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
. 3,150 3,331,125
Townsquare Media, Inc., 6.88%, 02/01/26
(b)
.. 2,244 2,344,980
Univision Communications, Inc.
(b)
5.13%, 02/15/25 .................. 4,563 4,631,445
6.63%, 06/01/27 .................. 231 249,898
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
. 3,428 3,485,076
UPC Holding BV
5.50%, 01/15/28
(b)
................. 400 414,000
3.88%, 06/15/29
(d)
................. EUR 700 822,349
UPCB Finance VII Ltd., 3.63%, 06/15/29
(d)
... 1,756 2,065,379
Urban One, Inc., 7.38%, 02/01/28
(b)
....... USD 1,200 1,259,748

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Media (continued)
ViacomCBS, Inc.
4.38%, 03/15/43 .................. USD 592 $ 676,874
5.85%, 09/01/43 .................. 229 311,639
4.95%, 05/19/50 .................. 77 97,370
(LIBOR USD 3 Month + 3.90%), 6.25%,
02/28/57
(a)
.................... 450 514,469
Videotron Ltd.
(b)
5.38%, 06/15/24 .................. 400 429,500
5.13%, 04/15/27 .................. 569 588,204
3.63%, 06/15/29 .................. 2,829 2,843,145
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(d)
................ GBP 567 777,908
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ USD 4,887 4,963,188
Ziggo Bond Co. BV
(b)
6.00%, 01/15/27 .................. 783 808,447
5.13%, 02/28/30 .................. 2,365 2,393,380
Ziggo BV
(b)
5.50%, 01/15/27 .................. 4,992 5,116,800
4.88%, 01/15/30 .................. 2,455 2,496,428
253,461,053
Metals & Mining — 0.8%
ABJA Investment Co. Pte. Ltd.
(d)
5.95%, 07/31/24 .................. 6,359 6,931,310
5.45%, 01/24/28 .................. 430 475,150
Allegheny Technologies, Inc.
5.88%, 12/01/27 .................. 25 26,250
4.88%, 10/01/29 .................. 769 768,462
5.13%, 10/01/31 .................. 1,027 1,023,097
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 1,245 1,254,337
Antofagasta plc, 2.38%, 10/14/30
(b)
....... 1,540 1,447,889
Arconic Corp.
(b)
6.00%, 05/15/25 .................. 1,922 2,010,893
6.13%, 02/15/28 .................. 3,386 3,567,997
Barrick North America Finance LLC, 5.75%,
05/01/43 ...................... 30 41,430
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 41 54,685
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 8,400 9,124,500
Cleveland-Cliffs, Inc.
(b)
9.88%, 10/17/25 .................. 1,322 1,513,690
4.63%, 03/01/29 .................. 200 207,250
Commercial Metals Co., 5.38%, 07/15/27 ... 104 108,680
Constellium SE
(b)
5.88%, 02/15/26 .................. 7,037 7,153,111
5.63%, 06/15/28 .................. 1,468 1,539,829
3.75%, 04/15/29 .................. 5,396 5,218,202
FMG Resources August 2006 Pty. Ltd.
(b)
5.13%, 05/15/24 .................. 545 580,943
4.50%, 09/15/27 .................. 595 621,775
Freeport-McMoRan, Inc.
4.38%, 08/01/28 .................. 3,038 3,163,226
5.40%, 11/14/34 .................. 168 205,229
5.45%, 03/15/43 .................. 7,453 9,375,874
Fresnillo plc, 4.25%, 10/02/50
(b)
......... 3,085 3,140,916
Glencore Funding LLC, 2.63%, 09/23/31
(b)
... 705 687,132
Gold Fields Orogen Holdings BVI Ltd., 5.13%,
05/15/24
(b)
..................... 4,309 4,588,546
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)
..................... 1,835 1,989,599
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
..................... 1,579 1,756,637
JSW Steel Ltd.
(d)
5.95%, 04/18/24 .................. 630 667,013
5.38%, 04/04/25 .................. 3,773 3,966,366
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 .................. USD 244 $ 246,977
4.50%, 06/01/31 .................. 792 776,239
KME SE, 6.75%, 02/01/23
(d)
........... EUR 630 664,628
Metalloinvest Finance DAC, 3.38%, 10/22/28
(b)
USD 5,464 5,451,323
Mineral Resources Ltd., 8.13%, 05/01/27
(b)
.. 615 663,966
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 4,149 4,480,920
Newmont Corp.
3.70%, 03/15/23 .................. 220 226,904
2.80%, 10/01/29 .................. 235 242,092
5.45%, 06/09/44 .................. 300 407,353
Nexa Resources SA, 5.38%, 05/04/27
(b)
.... 3,557 3,774,422
Novelis Corp.
(b)
3.25%, 11/15/26 .................. 3,515 3,506,213
4.75%, 01/30/30 .................. 6,056 6,298,240
3.88%, 08/15/31 .................. 5,335 5,208,560
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(d)
EUR 595 701,232
Nucor Corp.
2.00%, 06/01/25 .................. USD 205 209,264
2.98%, 12/15/55
(b)
................. 75 74,914
Periama Holdings LLC, 5.95%, 04/19/26
(d)
... 4,374 4,729,387
Southern Copper Corp., 5.88%, 04/23/45 ... 150 202,789
Steel Dynamics, Inc.
2.40%, 06/15/25 .................. 95 97,885
1.65%, 10/15/27 .................. 535 522,264
3.25%, 10/15/50 .................. 310 313,893
SunCoke Energy, Inc., 4.88%, 06/30/29
(b)
... 200 198,500
Taseko Mines Ltd., 7.00%, 02/15/26
(b)
..... 2,257 2,333,174
thyssenkrupp AG, 2.88%, 02/22/24
(d)
...... EUR 2,862 3,358,589
United States Steel Corp., 6.88%, 03/01/29 .. USD 3,041 3,253,870
Vale Overseas Ltd.
6.25%, 08/10/26 .................. 367 426,018
3.75%, 07/08/30 .................. 2,790 2,845,800
Vedanta Resources Finance II plc
8.00%, 04/23/23
(d)
................. 5,494 5,393,734
13.88%, 01/21/24
(d)
................ 2,175 2,351,719
8.95%, 03/11/25
(d)
................. 2,627 2,653,270
8.95%, 03/11/25
(b)
................. 1,278 1,290,780
Vedanta Resources Ltd.
7.13%, 05/31/23
(d)
................. 4,080 3,939,750
140,054,687
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
New Residential Investment Corp., 6.25%,
10/15/25
(b)
..................... 100 100,000
Starwood Property Trust, Inc.
5.00%, 12/15/21 .................. 831 832,039
5.50%, 11/01/23
(b)
................. 217 227,850
4.75%, 03/15/25 .................. 550 577,995
3.63%, 07/15/26
(b)
................. 515 515,000
2,252,884
Multiline Retail — 0.0%
Golden Eagle Retail Group Ltd., 4.63%,
05/21/23
(b)
..................... 430 423,899
Macy's Retail Holdings LLC
5.88%, 04/01/29
(b)
................. 590 628,754
5.13%, 01/15/42 .................. 125 116,875
4.30%, 02/15/43 .................. 325 279,081
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
... 2,850 2,993,355
Nordstrom, Inc., 5.00%, 01/15/44 ........ 1,050 1,039,500
5,481,464
Multi-Utilities — 0.0%
Berkshire Hathaway Energy Co., 3.75%,
11/15/23 ...................... 825 869,403
Consumers Energy Co., 3.25%, 08/15/46 ... 875 939,119

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Dominion Energy, Inc.
3.90%, 10/01/25 .................. USD 1,120 $ 1,218,089
Series C, 2.25%, 08/15/31 ........... 300 295,775
NiSource, Inc.
3.60%, 05/01/30 .................. 400 435,633
3.95%, 03/30/48 .................. 490 564,098
San Diego Gas & Electric Co., 2.95%, 08/15/51 250 253,790
Sempra Energy
3.40%, 02/01/28 .................. 1,075 1,155,330
3.80%, 02/01/38 .................. 825 913,760
6,644,997
Oil, Gas & Consumable Fuels — 3.1%
Adani Green Energy UP Ltd., 6.25%, 12/10/24
(d)
1,400 1,500,013
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 3,330 3,577,119
Antero Midstream Partners LP
(b)
7.88%, 05/15/26 .................. 3,084 3,373,125
5.75%, 03/01/27 .................. 1,634 1,687,105
5.75%, 01/15/28 .................. 732 765,855
5.38%, 06/15/29 .................. 2,488 2,599,836
Antero Resources Corp.
5.00%, 03/01/25 .................. 200 204,000
8.38%, 07/15/26
(b)
................. 133 149,625
7.63%, 02/01/29
(b)
................. 2,763 3,060,022
5.38%, 03/01/30
(b)
................. 533 564,181
Apache Corp.
4.63%, 11/15/25 .................. 305 328,787
4.38%, 10/15/28 .................. 750 806,123
4.25%, 01/15/30 .................. 1,287 1,367,438
5.10%, 09/01/40 .................. 3,285 3,681,335
5.25%, 02/01/42 .................. 599 673,875
5.35%, 07/01/49 .................. 736 844,968
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 .................. 1,979 2,706,282
8.25%, 12/31/28 .................. 1,150 1,250,625
5.88%, 06/30/29 .................. 3,810 3,856,787
Azure Power Energy Ltd., 3.58%, 08/19/26
(b)
. 1,500 1,507,969
Azure Power Solar Energy Pvt Ltd., 5.65%,
12/24/24
(d)
..................... 430 451,312
Bonanza Creek Energy, Inc., 5.00%, 10/15/26
(b)
967 976,863
BP Capital Markets America, Inc.
3.19%, 04/06/25 .................. 730 776,375
3.02%, 01/16/27 .................. 582 617,922
3.59%, 04/14/27 .................. 732 798,493
4.23%, 11/06/28 .................. 758 864,521
3.63%, 04/06/30 .................. 830 919,113
1.75%, 08/10/30 .................. 60 58,068
3.06%, 06/17/41 .................. 1,025 1,034,931
BP Capital Markets plc
1.00%, 04/28/23
(d)(i)
................ GBP 600 851,011
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%),
4.38%
(a)(k)
..................... USD 12,000 12,722,400
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%),
4.88%
(a)(k)
..................... 20,125 21,907,270
Buckeye Partners LP
4.13%, 03/01/25
(b)
................. 318 325,950
5.85%, 11/15/43 .................. 1,712 1,687,861
5.60%, 10/15/44 .................. 978 948,660
Callon Petroleum Co.
6.13%, 10/01/24 .................. 745 734,980
9.00%, 04/01/25
(b)
................. 5,001 5,376,075
8.00%, 08/01/28
(b)
................. 4,358 4,390,685
Calumet Specialty Products Partners LP
7.75%, 04/15/23 .................. 500 496,125
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
9.25%, 07/15/24
(b)
................. USD 200 $ 216,500
Cameron LNG LLC, 3.30%, 01/15/35
(b)
..... 565 598,042
Cenovus Energy, Inc., 3.75%, 02/15/52 .... 390 394,641
Centennial Resource Production LLC
(b)
5.38%, 01/15/26 .................. 1,548 1,540,260
6.88%, 04/01/27 .................. 1,769 1,808,802
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 .................. 995 1,113,824
5.13%, 06/30/27 .................. 1,165 1,331,467
Cheniere Energy Partners LP
4.50%, 10/01/29 .................. 2,671 2,851,773
4.00%, 03/01/31
(b)
................. 5,101 5,305,122
3.25%, 01/31/32
(b)
................. 4,098 4,061,937
Cheniere Energy, Inc., 4.63%, 10/15/28 .... 13,006 13,639,392
Chesapeake Energy Corp.
(b)
5.50%, 02/01/26 .................. 60 62,550
5.88%, 02/01/29 .................. 71 75,438
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 .................. 1,719 1,771,601
6.38%, 06/15/26 .................. 1,785 1,838,550
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
861 862,076
CNX Resources Corp.
(b)
7.25%, 03/14/27 .................. 1,700 1,807,525
6.00%, 01/15/29 .................. 406 428,330
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 .................. 1,517 1,619,397
5.88%, 07/01/29 .................. 2,493 2,552,209
Comstock Resources, Inc.
(b)
7.50%, 05/15/25 .................. 1,671 1,733,663
6.75%, 03/01/29 .................. 3,747 4,028,025
5.88%, 01/15/30 .................. 2,453 2,550,629
ConocoPhillips, 3.75%, 10/01/27
(b)
....... 800 880,328
Continental Resources, Inc.
4.50%, 04/15/23 .................. 374 388,930
4.38%, 01/15/28 .................. 500 545,625
5.75%, 01/15/31
(b)
................. 250 299,375
4.90%, 06/01/44 .................. 466 528,747
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(d)
................. 3,928 4,017,930
4.50%, 02/09/27
(b)
................. 1,042 1,065,898
Coterra Energy, Inc., 3.90%, 05/15/27
(b)
.... 155 169,095
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 2,813 2,925,520
Crestwood Midstream Partners LP
5.75%, 04/01/25 .................. 75 76,918
5.63%, 05/01/27
(b)
................. 860 880,425
6.00%, 02/01/29
(b)
................. 1,450 1,502,729
CrownRock LP
(b)
5.63%, 10/15/25 .................. 5,899 6,031,727
5.00%, 05/01/29 .................. 160 164,800
Cullinan Holdco SCSp, 4.63%, 10/15/26
(d)
... EUR 599 696,211
DCP Midstream Operating LP
3.88%, 03/15/23 .................. USD 300 309,375
5.38%, 07/15/25 .................. 645 712,725
6.45%, 11/03/36
(b)
................. 1,578 2,035,620
6.75%, 09/15/37
(b)
................. 5,096 6,813,811
(LIBOR USD 3 Month + 3.85%), 5.85%,
05/21/43
(a)(b)
................... 375 349,500
5.60%, 04/01/44 .................. 350 420,000
Delek Logistics Partners LP, 7.13%, 06/01/28
(b)
1,000 1,047,500
Devon Energy Corp.
8.25%, 08/01/23
(b)
................. 286 317,313
5.25%, 10/15/27
(b)
................. 1,070 1,135,664
4.75%, 05/15/42 .................. 323 375,692
Diamondback Energy, Inc.
2.88%, 12/01/24 .................. 1,680 1,748,291

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.75%, 05/31/25 .................. USD 50 $ 55,365
3.50%, 12/01/29 .................. 1,445 1,539,448
3.13%, 03/24/31 .................. 269 277,781
DT Midstream, Inc.
(b)
4.13%, 06/15/29 .................. 3,527 3,552,218
4.38%, 06/15/31 .................. 4,077 4,130,653
Enbridge, Inc.
4.00%, 10/01/23 .................. 500 525,853
0.55%, 10/04/23 .................. 355 353,952
2.50%, 01/15/25 .................. 1,040 1,075,937
4.25%, 12/01/26 .................. 500 555,898
3.70%, 07/15/27 .................. 144 157,188
3.13%, 11/15/29 .................. 425 449,761
4.50%, 06/10/44 .................. 30 35,029
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
......... 13,675 15,112,069
Encino Acquisition Partners Holdings LLC,
8.50%, 05/01/28
(b)
................ 300 313,500
Endeavor Energy Resources LP, 6.63%,
07/15/25
(b)
..................... 700 738,176
Energean Israel Finance Ltd., 4.50%,
03/30/24
(b)(d)
.................... 3,470 3,530,031
Energy Transfer LP
5.88%, 01/15/24 .................. 3,740 4,064,467
4.90%, 02/01/24 .................. 245 261,916
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(a)(k)
..................... 10,183 10,539,405
5.25%, 04/15/29 .................. 270 313,609
5.95%, 10/01/43 .................. 220 271,854
5.15%, 03/15/45 .................. 1,250 1,456,734
6.00%, 06/15/48 .................. 495 632,039
6.25%, 04/15/49 .................. 1,735 2,304,085
Energy Transfer LP (Registered), 5.00%,
10/01/22 ...................... 300 308,493
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................. 1,893 2,007,209
5.38%, 06/01/29 .................. 1,480 1,531,800
EnLink Midstream Partners LP
4.40%, 04/01/24 .................. 1,979 2,068,055
4.15%, 06/01/25 .................. 1,283 1,339,298
4.85%, 07/15/26 .................. 2,041 2,122,640
5.60%, 04/01/44 .................. 969 950,492
5.05%, 04/01/45 .................. 66 62,865
5.45%, 06/01/47 .................. 600 600,000
Enterprise Products Operating LLC
6.45%, 09/01/40 .................. 150 212,117
4.85%, 08/15/42 .................. 105 127,091
4.45%, 02/15/43 .................. 1,130 1,295,660
4.85%, 03/15/44 .................. 5 6,047
4.80%, 02/01/49 .................. 575 709,569
4.20%, 01/31/50 .................. 830 950,035
3.30%, 02/15/53 .................. 240 240,507
EOG Resources, Inc.
4.38%, 04/15/30 .................. 300 348,968
4.95%, 04/15/50 .................. 70 94,942
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................. 1,589 1,724,065
4.13%, 12/01/26 .................. 178 183,118
6.50%, 07/01/27
(b)
................. 3,017 3,356,412
5.50%, 07/15/28 .................. 730 804,044
4.50%, 01/15/29
(b)
................. 1,246 1,281,822
4.75%, 01/15/31
(b)
................. 3,573 3,699,216
6.50%, 07/15/48 .................. 240 285,461
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
EQT Corp.
6.63%, 02/01/25
(e)
................. USD 475 $ 534,375
3.13%, 05/15/26
(b)
................. 1,353 1,363,147
3.90%, 10/01/27 .................. 2,054 2,192,645
5.00%, 01/15/29 .................. 384 426,603
7.50%, 02/01/30
(e)
................. 1,593 2,039,359
3.63%, 05/15/31
(b)
................. 381 389,096
Exxon Mobil Corp., 3.45%, 04/15/51 ...... 560 620,865
Genesis Energy LP
6.50%, 10/01/25 .................. 1,078 1,062,584
8.00%, 01/15/27 .................. 1,830 1,838,601
7.75%, 02/01/28 .................. 840 829,702
Global Partners LP
7.00%, 08/01/27 .................. 400 417,000
6.88%, 01/15/29 .................. 975 1,010,344
GNL Quintero SA, 4.63%, 07/31/29
(d)
...... 3,375 3,613,935
Great Western Petroleum LLC, 12.00%,
09/01/25
(b)
..................... 194 196,910
Greenko Dutch BV, 3.85%, 03/29/26
(d)
..... 640 644,252
Greenko Solar Mauritius Ltd., 5.95%,
07/29/26
(d)
..................... 9,565 10,082,108
Harbour Energy plc, 5.50%, 10/15/26
(b)
..... 1,178 1,176,398
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
.. 569 597,450
Hess Corp.
4.30%, 04/01/27 .................. 955 1,047,411
5.60%, 02/15/41 .................. 925 1,165,654
5.80%, 04/01/47 .................. 300 400,617
Hess Midstream Operations LP
(b)
5.63%, 02/15/26 .................. 885 917,081
5.13%, 06/15/28 .................. 500 519,350
4.25%, 02/15/30 .................. 3,421 3,421,000
Hilcorp Energy I LP
(b)
5.75%, 10/01/25 .................. 550 561,165
6.25%, 11/01/28 .................. 220 225,786
6.00%, 02/01/31 .................. 710 728,725
Holly Energy Partners LP, 5.00%, 02/01/28
(b)
. 1,900 1,904,750
HollyFrontier Corp., 2.63%, 10/01/23 ...... 885 910,291
HPCL-Mittal Energy Ltd.
(d)
5.45%, 10/22/26 .................. 1,510 1,565,209
5.25%, 04/28/27 .................. 700 719,469
Independence Energy Finance LLC, 7.25%,
05/01/26
(b)
..................... 3,543 3,684,720
India Green Energy Holdings
5.38%, 04/29/24
(d)
................. 1,695 1,754,855
5.38%, 04/29/24
(b)
................. 2,183 2,260,087
Ithaca Energy North Sea plc, 9.00%, 07/15/26
(b)
250 258,800
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 3,147 3,154,868
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
..................... 1,535 1,586,806
Kinder Morgan Energy Partners LP
6.95%, 01/15/38 .................. 286 403,373
6.38%, 03/01/41 .................. 75 102,312
5.40%, 09/01/44 .................. 850 1,055,289
Kinder Morgan, Inc.
3.15%, 01/15/23 .................. 2,105 2,162,221
5.55%, 06/01/45 .................. 1,175 1,511,015
Laredo Petroleum, Inc., 7.75%, 07/31/29
(b)
.. 780 768,300
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)(d)
... 4,016 4,145,787
Lukoil Capital DAC, 2.80%, 04/26/27
(b)
..... 5,475 5,455,838
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
..................... 600 615,750
Marathon Oil Corp., 4.40%, 07/15/27 ...... 985 1,092,358
Marathon Petroleum Corp.
4.50%, 05/01/23 .................. 2,150 2,258,466
4.75%, 09/15/44 .................. 49 57,187

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Matador Resources Co., 5.88%, 09/15/26 ... USD 8,118 $ 8,382,728
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(d)
. 2,590 2,768,872
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25
(d)
..................... 3,298 3,434,661
MEG Energy Corp.
(b)
6.50%, 01/15/25 .................. 351 359,336
5.88%, 02/01/29 .................. 160 164,600
Mongolian Mining Corp., 9.25%, 04/15/24
(d)
.. 3,600 3,197,925
MPLX LP
1.75%, 03/01/26 .................. 1,160 1,155,480
4.25%, 12/01/27 .................. 790 880,713
4.00%, 03/15/28 .................. 425 467,454
Murphy Oil Corp.
6.88%, 08/15/24 .................. 218 222,295
5.75%, 08/15/25 .................. 1,222 1,252,550
5.88%, 12/01/27 .................. 512 533,120
6.37%, 12/01/42
(e)
................. 150 152,315
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
1,768 1,807,780
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 .................. 7,043 6,858,086
6.50%, 09/30/26 .................. 6,820 6,627,949
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
1,303 1,321,333
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
..... 1,007 1,447,406
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
4,018 4,319,350
NuStar Logistics LP
5.75%, 10/01/25 .................. 752 804,640
6.00%, 06/01/26 .................. 2,322 2,467,125
6.38%, 10/01/30 .................. 47 51,510
Oasis Midstream Partners LP, 8.00%,
04/01/29
(b)
..................... 650 706,062
Oasis Petroleum, Inc., 6.38%, 06/01/26
(b)
... 2,532 2,677,590
Occidental Petroleum Corp.
6.95%, 07/01/24 .................. 431 484,875
2.90%, 08/15/24 .................. 3,150 3,208,905
5.50%, 12/01/25 .................. 1,091 1,200,100
5.55%, 03/15/26 .................. 320 353,200
3.00%, 02/15/27 .................. 30 30,000
8.50%, 07/15/27 .................. 380 473,100
6.38%, 09/01/28 .................. 705 826,352
3.50%, 08/15/29 .................. 1,750 1,776,250
8.88%, 07/15/30 .................. 885 1,199,175
6.63%, 09/01/30 .................. 550 673,007
6.13%, 01/01/31 .................. 150 179,625
6.45%, 09/15/36 .................. 2,200 2,799,500
4.30%, 08/15/39 .................. 2,678 2,691,390
6.20%, 03/15/40 .................. 3,053 3,698,908
4.50%, 07/15/44 .................. 2,564 2,589,640
4.63%, 06/15/45 .................. 3,924 4,061,340
6.60%, 03/15/46 .................. 450 575,779
4.40%, 04/15/46 .................. 7,694 7,784,528
4.10%, 02/15/47 .................. 566 551,850
4.20%, 03/15/48 .................. 3,871 3,772,406
4.40%, 08/15/49 .................. 1,217 1,216,635
OQ SAOC, 5.13%, 05/06/28
(b)
.......... 5,181 5,297,572
Ovintiv Exploration, Inc.
5.63%, 07/01/24 .................. 425 467,946
5.38%, 01/01/26 .................. 2,342 2,608,253
Ovintiv, Inc.
8.13%, 09/15/30 .................. 25 34,297
7.20%, 11/01/31 .................. 50 66,977
7.38%, 11/01/31 .................. 847 1,146,936
6.50%, 08/15/34 .................. 1,122 1,514,074
6.63%, 08/15/37 .................. 50 67,938
6.50%, 02/01/38 .................. 150 203,395
Parkland Corp., 5.88%, 07/15/27
(b)
....... 2,224 2,349,100
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Parsley Energy LLC, 5.63%, 10/15/27
(b)
.... USD 420 $ 447,300
PBF Holding Co. LLC
9.25%, 05/15/25
(b)
................. 500 485,000
7.25%, 06/15/25 .................. 500 391,523
6.00%, 02/15/28 .................. 450 326,162
PDC Energy, Inc.
6.13%, 09/15/24 .................. 1,134 1,149,593
6.25%, 12/01/25 .................. 1,742 1,776,840
5.75%, 05/15/26 .................. 1,430 1,471,112
Penn Virginia Escrow LLC, 9.25%, 08/15/26
(b)
200 208,500
Petrobras Global Finance BV, 5.30%, 01/27/25 2,476 2,684,912
Pioneer Natural Resources Co.
0.55%, 05/15/23 .................. 580 578,162
1.13%, 01/15/26 .................. 310 303,405
2.15%, 01/15/31 .................. 755 728,008
Plains All American Pipeline LP, 4.30%,
01/31/43 ...................... 430 443,384
Puma International Financing SA
5.13%, 10/06/24
(b)
................. 350 352,297
5.13%, 10/06/24
(d)
................. 1,375 1,384,023
5.00%, 01/24/26
(b)
................. 550 552,510
Range Resources Corp.
5.00%, 03/15/23 .................. 500 513,965
4.88%, 05/15/25 .................. 922 961,185
9.25%, 02/01/26 .................. 1,471 1,588,680
ReNew Power Pvt Ltd., 5.88%, 03/05/27
(d)
... 4,035 4,227,923
ReNew Power Synthetic, 6.67%, 03/12/24
(d)
.. 4,401 4,598,495
Repsol International Finance BV
(a)(d)
(EUR Swap Annual 5 Year + 4.00%),
3.75%
(k)
...................... EUR 550 670,649
(EUR Swap Annual 5 Year + 4.41%),
4.25%
(k)
...................... 467 583,181
(EUR Swap Annual 10 Year + 4.20%),
4.50%, 03/25/75 ................ 300 374,544
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
.. USD 2,557 2,623,482
Rubis Terminal Infra SAS, 5.63%, 05/15/25
(d)
. EUR 1,313 1,574,747
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 .................. USD 975 1,073,449
5.63%, 03/01/25 .................. 1,105 1,240,735
Santos Finance Ltd., 5.25%, 03/13/29
(d)
.... 1,100 1,223,564
SM Energy Co.
10.00%, 01/15/25
(b)
................ 6,364 7,079,950
5.63%, 06/01/25 .................. 421 422,052
6.75%, 09/15/26 .................. 712 729,800
6.50%, 07/15/28 .................. 1,942 2,039,100
Southwestern Energy Co.
6.45%, 01/23/25
(e)
................. 1,227 1,337,430
7.75%, 10/01/27 .................. 175 187,906
8.38%, 09/15/28 .................. 585 652,275
5.38%, 02/01/29
(b)
................. 3,721 3,925,655
5.38%, 03/15/30 .................. 160 168,797
Summit Midstream Holdings LLC, 8.50%,
10/15/26
(b)
..................... 1,759 1,768,200
Sunoco LP
6.00%, 04/15/27 .................. 1,460 1,529,350
5.88%, 03/15/28 .................. 1,136 1,202,524
4.50%, 05/15/29 .................. 1,515 1,532,044
4.50%, 04/30/30
(b)
................. 704 710,209
Tallgrass Energy Partners LP
(b)
7.50%, 10/01/25 .................. 265 286,531
5.50%, 01/15/28 .................. 295 296,071
6.00%, 12/31/30 .................. 765 765,168
Talos Production, Inc., 12.00%, 01/15/26 ... 400 433,984
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
. 5,742 5,910,470

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP
5.88%, 04/15/26 .................. USD 3,333 $ 3,479,885
5.38%, 02/01/27 .................. 1,036 1,072,260
6.50%, 07/15/27 .................. 400 428,500
5.00%, 01/15/28 .................. 550 578,787
6.88%, 01/15/29 .................. 786 880,320
5.50%, 03/01/30 .................. 2,199 2,416,789
4.88%, 02/01/31 .................. 1,768 1,906,311
4.00%, 01/15/32
(b)
................. 902 930,837
TerraForm Power Operating LLC
(b)
4.25%, 01/31/23 .................. 584 595,680
5.00%, 01/31/28 .................. 1,080 1,150,200
4.75%, 01/15/30 .................. 986 1,021,476
TotalEnergies Capital International SA, 3.13%,
05/29/50 ...................... 269 282,306
UGI International LLC, 3.25%, 11/01/25
(d)
... EUR 500 585,601
Valero Energy Corp.
2.70%, 04/15/23 .................. USD 425 437,071
1.20%, 03/15/24 .................. 1,250 1,250,347
2.85%, 04/15/25 .................. 625 653,285
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 .................. 6,040 6,145,700
4.13%, 08/15/31 .................. 5,854 6,058,597
Vine Energy Holdings LLC, 6.75%, 04/15/29
(b)
4,612 4,952,135
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
. 800 834,000
Western Midstream Operating LP
4.75%, 08/15/28 .................. 256 281,651
5.30%, 02/01/30
(e)
................. 1,900 2,082,875
5.45%, 04/01/44 .................. 2,063 2,420,848
5.30%, 03/01/48 .................. 5,389 6,278,185
5.50%, 08/15/48 .................. 671 801,026
6.50%, 02/01/50
(e)
................. 6,863 8,214,874
Williams Cos., Inc. (The)
3.60%, 03/15/22 .................. 1,000 1,006,173
3.70%, 01/15/23 .................. 960 987,157
4.55%, 06/24/24 .................. 1,425 1,542,736
562,836,386
Paper & Forest Products — 0.0%
Clearwater Paper Corp., 4.75%, 08/15/28
(b)
.. 125 126,719
Georgia-Pacific LLC, 1.75%, 09/30/25
(b)
.... 187 189,658
Glatfelter Corp., 4.75%, 11/15/29
(b)
....... 250 254,687
Louisiana-Pacific Corp., 3.63%, 03/15/29
(b)
.. 1,300 1,307,724
Pearl Merger Sub, Inc., 6.75%, 10/01/28
(b)
... 779 773,158
Resolute Forest Products, Inc., 4.88%,
03/01/26
(b)
..................... 1,080 1,098,900
Schweitzer-Mauduit International, Inc., 6.88%,
10/01/26
(b)
..................... 300 313,125
Suzano Austria GmbH
2.50%, 09/15/28 .................. 390 369,038
3.13%, 01/15/32 .................. 2,435 2,294,987
Sylvamo Corp., 7.00%, 09/01/29
(b)
....... 300 301,500
7,029,496
Personal Products — 0.0%
Coty, Inc.
4.00%, 04/15/23
(d)
................. EUR 900 1,040,493
3.88%, 04/15/26
(d)
................. 1,299 1,527,923
4.75%, 04/15/26
(d)
................. 600 691,644
5.00%, 04/15/26
(b)
................. USD 1,485 1,522,125
6.50%, 04/15/26
(b)
................. 500 513,750
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
100 104,616
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
.... 2,137 2,064,716
7,465,267
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.6%
Almirall SA, 2.13%, 09/30/26
(d)
.......... EUR 381 $ 442,665
Astrazeneca Finance LLC, 2.25%, 05/28/31 .. USD 155 156,913
Bausch Health Americas, Inc.
(b)
9.25%, 04/01/26 .................. 800 850,000
8.50%, 01/31/27 .................. 2,889 3,065,951
Bausch Health Cos., Inc.
(b)
6.13%, 04/15/25 .................. 1,654 1,684,632
5.50%, 11/01/25 .................. 1,125 1,143,079
9.00%, 12/15/25 .................. 6,400 6,714,048
5.75%, 08/15/27 .................. 2,758 2,887,584
7.00%, 01/15/28 .................. 1,904 1,928,057
5.00%, 01/30/28 .................. 1,357 1,252,538
5.00%, 02/15/29 .................. 4,391 4,028,743
6.25%, 02/15/29 .................. 4,469 4,329,344
7.25%, 05/30/29 .................. 5,147 5,216,536
5.25%, 02/15/31 .................. 1,032 927,541
Bayer US Finance II LLC, 4.25%, 12/15/25
(b)
. 1,525 1,671,909
Bristol-Myers Squibb Co.
2.90%, 07/26/24 .................. 332 349,461
3.40%, 07/26/29 .................. 80 87,960
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27
(b)
................. 3,091 3,191,458
2.38%, 03/01/28
(d)
................. EUR 1,907 2,202,177
3.13%, 02/15/29
(b)
................. USD 1,454 1,412,197
3.50%, 04/01/30
(b)
................. 3,903 3,873,728
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28
(d)
................. EUR 692 821,951
5.50%, 01/15/28
(b)
................. USD 2,250 2,318,906
Elanco Animal Health, Inc., 5.90%, 08/28/28
(e)
680 794,689
Endo DAC
(b)
5.88%, 10/15/24 .................. 400 388,000
9.50%, 07/31/27 .................. 4,510 4,476,175
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(b)
..................... 3,516 3,463,260
Gruenenthal GmbH
(d)
3.63%, 11/15/26 .................. EUR 558 661,690
4.13%, 05/15/28 .................. 1,023 1,224,570
Herbalife Nutrition Ltd., 7.88%, 09/01/25
(b)
... USD 800 858,968
Jazz Securities DAC, 4.38%, 01/15/29
(b)
.... 3,864 3,970,260
Johnson & Johnson, 3.55%, 03/01/36 ..... 185 212,235
Merck & Co., Inc., 3.40%, 03/07/29 ....... 155 170,237
Nidda BondCo GmbH
(d)
5.00%, 09/30/25 .................. EUR 800 911,975
7.25%, 09/30/25 .................. 374 438,289
Nidda Healthcare Holding GmbH
3.50%, 09/30/24
(d)
................. 2,411 2,742,315
Organon & Co.
2.88%, 04/30/28
(d)
................. 716 834,731
4.13%, 04/30/28
(b)
................. USD 4,830 4,896,412
5.13%, 04/30/31
(b)
................. 5,450 5,621,294
P&L Development LLC, 7.75%, 11/15/25
(b)
... 2,297 2,351,554
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
. 9,815 9,900,881
Pfizer, Inc.
3.45%, 03/15/29 .................. 240 265,742
4.30%, 06/15/43 .................. 155 191,917
2.70%, 05/28/50 .................. 180 182,590
Rossini SARL
(d)
(EURIBOR 3 Month + 3.88%), 3.88%,
10/30/25
(a)
.................... EUR 200 231,200
6.75%, 10/30/25 .................. 1,212 1,449,011
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 .................. USD 1,088 1,164,438
3.18%, 07/09/50 .................. 1,412 1,443,691
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/25 .................. EUR 1,100 1,366,016

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.50%, 03/01/25 .................. EUR 700 $ 830,593
1.88%, 03/31/27
(d)
................. 300 320,205
1.63%, 10/15/28
(d)
................. 300 309,042
Teva Pharmaceutical Finance Netherlands III
BV
6.00%, 04/15/24 .................. USD 1,400 1,470,262
7.13%, 01/31/25 .................. 200 213,688
103,913,308
Professional Services — 0.1%
AMN Healthcare, Inc.
(b)
4.63%, 10/01/27 .................. 85 87,339
4.00%, 04/15/29 .................. 696 706,440
ASGN, Inc., 4.63%, 05/15/28
(b)
.......... 1,406 1,451,695
CoreLogic, Inc., 4.50%, 05/01/28
(b)
....... 2,749 2,716,205
Dun & Bradstreet Corp. (The)
(b)
6.88%, 08/15/26 .................. 3,607 3,760,298
10.25%, 02/15/27 ................. 1,984 2,128,832
House of Finance NV (The), 4.38%, 07/15/26
(d)
EUR 500 586,670
Intertrust Group BV, 3.38%, 11/15/25
(d)
..... 231 268,371
Jaguar Holding Co. II, 4.63%, 06/15/25
(b)
... USD 872 905,790
Jaguar Holding Co. II/PPD Development LP,
5.00%, 06/15/28
(b)
................ 4,588 4,920,630
Korn Ferry, 4.63%, 12/15/27
(b)
.......... 1,965 2,026,406
La Financiere Atalian SASU, 5.13%, 05/15/25
(d)
EUR 471 542,323
Science Applications International Corp.,
4.88%, 04/01/28
(b)
................ USD 1,874 1,930,220
22,031,219
Real Estate Management & Development — 1.5%
ADLER Group SA
(d)
3.25%, 08/05/25 .................. EUR 1,000 1,067,855
2.75%, 11/13/26 .................. 1,000 1,034,588
2.25%, 01/14/29 .................. 300 296,514
Aedas Homes Opco SLU, 4.00%, 08/15/26
(d)
. 429 503,859
Agile Group Holdings Ltd.
(d)
5.75%, 01/02/25 .................. USD 6,842 5,199,920
6.05%, 10/13/25 .................. 3,865 2,898,750
Alam Sutera Realty Tbk. PT, 6.00%, (6.00%
Cash or 6.25% PIK), 05/02/24
(j)
........ 407 343,483
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
..................... 4,380 4,567,519
Aroundtown SA, (EUR Swap Annual 5 Year +
3.98%), 3.37%
(a)(d)(k)
............... EUR 1,100 1,317,950
Celulosa Arauco y Constitucion SA, 3.88%,
11/02/27 ...................... USD 325 345,264
Central China Real Estate Ltd.
(d)
6.88%, 08/08/22 .................. 630 428,400
7.25%, 04/24/23 .................. 2,630 1,499,100
7.90%, 11/07/23 .................. 1,930 984,300
7.25%, 07/16/24 .................. 2,118 931,920
7.25%, 08/13/24 .................. 918 403,920
CFLD Cayman Investment Ltd.
(d)(f)(l)
8.63%, 02/28/21 .................. 314 106,858
6.92%, 06/16/22 .................. 4,911 1,671,275
6.90%, 01/13/23 .................. 6,858 2,410,158
8.60%, 04/08/24 .................. 2,833 995,623
China Aoyuan Group Ltd.
(d)
7.95%, 02/19/23 .................. 6,122 2,632,460
6.35%, 02/08/24 .................. 6,938 2,775,200
5.98%, 08/18/25 .................. 1,900 741,000
China Evergrande Group
(d)(f)(l)
8.25%, 03/23/22 .................. 1,145 314,875
9.50%, 04/11/22 .................. 630 160,650
11.50%, 01/22/23 ................. 9,095 2,160,063
10.00%, 04/11/23 ................. 7,174 1,721,760
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
7.50%, 06/28/23 .................. USD 2,500 $ 604,700
12.00%, 01/22/24 ................. 6,281 1,491,737
10.50%, 04/11/24 ................. 1,930 477,675
China SCE Group Holdings Ltd.
(d)
7.25%, 04/19/23 .................. 5,160 4,540,800
7.38%, 04/09/24 .................. 5,899 5,117,383
CIFI Holdings Group Co. Ltd.
(d)
6.45%, 11/07/24 .................. 2,564 2,487,080
6.00%, 07/16/25 .................. 3,272 3,166,682
5.25%, 05/13/26 .................. 4,815 4,538,138
Citycon OYJ, (EUR Swap Annual 5 Year +
4.71%), 4.50%
(a)(d)(k)
............... EUR 600 706,605
Country Garden Holdings Co. Ltd.
(d)
6.15%, 09/17/25 .................. USD 4,061 4,061,406
4.20%, 02/06/26 .................. 7,482 7,070,490
5.63%, 12/15/26 .................. 800 798,250
5.13%, 01/14/27 .................. 630 612,872
4.80%, 08/06/30 .................. 5,500 5,211,250
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(d)
................ EUR 600 652,026
DIC Asset AG, 2.25%, 09/22/26
(d)
........ 900 1,002,966
Easy Tactic Ltd.
(d)
8.13%, 02/27/23 .................. USD 4,130 2,436,700
8.63%, 02/27/24 .................. 4,285 2,271,050
8.63%, 03/05/24 .................. 1,257 666,210
8.13%, 07/11/24 .................. 3,880 2,056,400
Fantasia Holdings Group Co. Ltd.
(d)(f)(l)
15.00%, 12/18/21 ................. 1,735 546,525
11.75%, 04/17/22 ................. 2,039 642,285
7.95%, 07/05/22 .................. 1,650 519,750
12.25%, 10/18/22 ................. 3,269 1,029,735
10.88%, 01/09/23 ................. 1,345 423,675
11.88%, 06/01/23 ................. 1,500 472,500
9.25%, 07/28/23 .................. 3,540 1,115,100
9.88%, 10/19/23 .................. 2,640 831,600
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)(d)
..... EUR 1,025 1,131,579
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
USD 4,450 4,630,225
Forestar Group, Inc., 3.85%, 05/15/26
(b)
.... 1,382 1,381,986
Global Prime Capital Pte. Ltd.
(d)
5.50%, 10/18/23 .................. 430 433,978
5.95%, 01/23/25 .................. 5,656 5,770,887
Greystar Real Estate Partners LLC, 5.75%,
12/01/25
(b)
..................... 370 376,012
Heimstaden Bostad AB
(a)(d)(k)
(EUR Swap Annual 5 Year + 3.91%), 3.38% EUR 450 518,338
(EUR Swap Annual 5 Year + 3.15%), 2.62% 1,275 1,392,997
(EUR Swap Annual 5 Year + 3.27%), 3.00% 850 938,167
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 .................. USD 1,636 1,715,755
4.13%, 02/01/29 .................. 1,028 1,029,038
4.38%, 02/01/31 .................. 1,221 1,221,269
Hunt Cos., Inc., 5.25%, 04/15/29
(b)
....... 300 294,000
JGC Ventures Pte. Ltd., 10.75%, 08/30/21
(d)(f)(l)
2,500 1,319,531
Kaisa Group Holdings Ltd.
(d)
8.50%, 06/30/22 .................. 737 246,895
11.95%, 10/22/22 ................. 3,345 1,137,300
11.50%, 01/30/23 ................. 3,413 1,023,900
10.88%, 07/23/23 ................. 7,811 2,343,300
9.75%, 09/28/23 .................. 5,565 1,725,150
11.95%, 11/12/23 ................. 3,980 1,136,290
9.38%, 06/30/24 .................. 2,244 628,320
11.70%, 11/11/25 ................. 1,072 300,160
Kennedy-Wilson, Inc.
4.75%, 02/01/30 .................. 1,242 1,249,762

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
5.00%, 03/01/31 .................. USD 300 $ 305,250
KWG Group Holdings Ltd.
(d)
7.88%, 09/01/23 .................. 3,414 2,790,945
5.88%, 11/10/24 .................. 787 594,185
5.95%, 08/10/25 .................. 6,056 4,542,000
Logan Group Co. Ltd.
(d)
6.50%, 07/16/23 .................. 2,318 2,202,100
6.90%, 06/09/24 .................. 1,518 1,426,920
5.75%, 01/14/25 .................. 2,972 2,741,670
5.25%, 10/19/25 .................. 4,995 4,458,037
Modern Land China Co. Ltd., 12.85%,
10/25/21
(d)(f)(l)
................... 330 82,500
Modernland Overseas Pte. Ltd., 6.95%,
04/13/24
(d)(f)(l)
................... 1,296 586,278
New Metro Global Ltd.
(d)
6.50%, 05/20/22 .................. 212 199,280
6.80%, 08/05/23 .................. 3,110 2,876,750
4.80%, 12/15/24 .................. 6,580 5,724,600
NWD Finance BVI Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.86%), 4.12%
(a)(d)(k)
.............. 12,084 11,812,110
Powerlong Real Estate Holdings Ltd.
(d)
7.13%, 11/08/22 .................. 2,258 2,133,810
6.95%, 07/23/23 .................. 895 832,350
6.25%, 08/10/24 .................. 5,062 4,593,765
Realogy Group LLC
(b)
7.63%, 06/15/25 .................. 242 258,565
5.75%, 01/15/29 .................. 2,595 2,689,069
Redsun Properties Group Ltd.
(d)
9.95%, 04/11/22 .................. 4,142 3,127,987
10.50%, 10/03/22 ................. 4,159 2,911,300
9.70%, 04/16/23 .................. 484 338,800
7.30%, 01/13/25 .................. 455 241,150
RKPF Overseas 2019 A Ltd.
(d)
6.70%, 09/30/24 .................. 4,480 4,188,800
6.00%, 09/04/25 .................. 7,940 7,185,700
Ronshine China Holdings Ltd.
(d)
8.75%, 10/25/22 .................. 2,085 918,052
8.95%, 01/22/23 .................. 5,459 2,349,076
8.10%, 06/09/23 .................. 945 397,195
7.35%, 12/15/23 .................. 3,627 1,524,473
Scenery Journey Ltd.
(d)(f)(l)
11.50%, 10/24/22 ................. 6,977 1,412,843
13.00%, 11/06/22 ................. 5,888 1,280,640
12.00%, 10/24/23 ................. 10,432 2,112,480
13.75%, 11/06/23 ................. 464 100,920
Seazen Group Ltd.
(d)
6.45%, 06/11/22 .................. 300 282,750
6.15%, 04/15/23 .................. 945 866,033
6.00%, 08/12/24 .................. 4,166 3,655,665
Shimao Group Holdings Ltd.
(d)
5.60%, 07/15/26 .................. 895 823,848
3.45%, 01/11/31 .................. 1,145 961,227
Shui On Development Holding Ltd.
(d)
6.25%, 11/28/21 .................. 600 597,188
5.75%, 11/12/23 .................. 1,518 1,465,344
6.15%, 08/24/24 .................. 8,795 8,379,986
5.50%, 03/03/25 .................. 800 752,250
Sino-Ocean Land Treasure Finance II Ltd.,
5.95%, 02/04/27
(d)
................ 209 207,537
Sino-Ocean Land Treasure IV Ltd., 4.75%,
08/05/29
(d)
..................... 302 279,124
Sunac China Holdings Ltd.
(d)
7.95%, 10/11/23 .................. 3,127 2,330,592
7.50%, 02/01/24 .................. 5,246 3,857,449
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
6.65%, 08/03/24 .................. USD 5,244 $ 3,751,099
7.00%, 07/09/25 .................. 3,573 2,501,100
Theta Capital Pte. Ltd.
(d)
8.13%, 01/22/25 .................. 3,674 3,894,440
6.75%, 10/31/26 .................. 430 429,059
Times China Holdings Ltd.
(d)
6.75%, 07/08/25 .................. 7,910 6,051,150
6.20%, 03/22/26 .................. 4,150 3,071,000
Unique Pub Finance Co. plc (The)
(d)
Series A4, 5.66%, 06/30/27 .......... GBP 600 920,591
Series N, 6.46%, 03/30/32
(e)
.......... 800 1,314,121
Wanda Group Overseas Ltd., 7.50%, 07/24/22
(d)
USD 4,535 4,218,967
Wanda Properties International Co. Ltd., 7.25%,
01/29/24
(d)
..................... 800 752,250
Yango Justice International Ltd.
(d)
10.00%, 02/12/23 ................. 1,811 498,025
9.25%, 04/15/23 .................. 4,110 822,000
8.25%, 11/25/23 .................. 4,104 820,800
7.50%, 04/15/24 .................. 2,675 535,000
7.88%, 09/04/24 .................. 1,215 243,000
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24
(d)
. 4,030 4,050,150
Yuzhou Group Holdings Co. Ltd.
(d)
6.00%, 10/25/23 .................. 2,495 1,222,550
8.50%, 02/26/24 .................. 4,545 1,954,350
8.38%, 10/30/24 .................. 1,745 750,350
7.70%, 02/20/25 .................. 3,562 1,496,040
8.30%, 05/27/25 .................. 900 378,000
7.38%, 01/13/26 .................. 2,220 910,200
7.85%, 08/12/26 .................. 1,680 688,800
6.35%, 01/13/27 .................. 2,087 834,800
Zhenro Properties Group Ltd.
(d)
8.70%, 08/03/22 .................. 4,430 3,189,600
9.15%, 05/06/23 .................. 945 614,250
8.30%, 09/15/23 .................. 2,088 1,357,200
8.35%, 03/10/24 .................. 955 592,100
7.88%, 04/14/24 .................. 3,050 1,891,000
7.35%, 02/05/25 .................. 1,390 820,100
6.63%, 01/07/26 .................. 1,985 1,151,300
280,131,678
Road & Rail — 0.3%
Albion Financing 1 SARL
5.25%, 10/15/26
(d)
................. EUR 825 957,345
6.13%, 10/15/26
(b)
................. USD 1,639 1,653,931
Avis Budget Car Rental LLC
(b)
4.75%, 04/01/28 .................. 400 415,000
5.38%, 03/01/29 .................. 2,466 2,595,465
BCP V Modular Services Finance II plc
(d)
4.75%, 11/30/28 .................. EUR 1,600 1,845,346
6.13%, 11/30/28 .................. GBP 800 1,094,840
Burlington Northern Santa Fe LLC
5.15%, 09/01/43 .................. USD 100 136,436
4.90%, 04/01/44 .................. 995 1,310,966
4.15%, 04/01/45 .................. 100 122,948
3.55%, 02/15/50 .................. 105 120,322
CSX Corp.
3.80%, 03/01/28 .................. 150 166,432
4.30%, 03/01/48 .................. 430 531,159
4.75%, 11/15/48 .................. 165 217,405
DAE Funding LLC
(b)
1.55%, 08/01/24 .................. 2,370 2,338,153
2.63%, 03/20/25 .................. 3,615 3,646,812
EC Finance plc, 3.00%, 10/15/26
(d)
....... EUR 1,125 1,313,505
First Student Bidco, Inc., 4.00%, 07/31/29
(b)
.. USD 210 205,275
Loxam SAS
(d)
3.25%, 01/14/25 .................. EUR 708 818,448

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Road & Rail (continued)
3.75%, 07/15/26 .................. EUR 673 $ 783,503
5.75%, 07/15/27 .................. 200 237,558
Modulaire Global Finance plc, 8.00%,
02/15/23
(b)
..................... USD 415 422,893
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(d)(k)
............... GBP 600 839,776
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
.. USD 1,801 1,823,513
Norfolk Southern Corp.
2.55%, 11/01/29 .................. 990 1,024,609
4.15%, 02/28/48 .................. 750 904,927
3.05%, 05/15/50 .................. 43 44,080
Pacific National Finance Pty. Ltd., 4.75%,
03/22/28
(d)
..................... 5,000 5,386,710
Penske Truck Leasing Co. LP
(b)
4.00%, 07/15/25 .................. 2,915 3,160,230
4.20%, 04/01/27 .................. 340 378,354
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)
. 2,900 2,987,544
Ryder System, Inc., 2.50%, 09/01/24 ...... 350 363,440
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 .................. 5,220 5,564,363
8.00%, 11/01/26 .................. 2,595 2,762,118
7.50%, 09/15/27 .................. 5,690 6,224,007
6.25%, 01/15/28 .................. 1,156 1,241,313
4.50%, 08/15/29 .................. 3,571 3,593,944
Union Pacific Corp.
3.55%, 08/15/39 .................. 3 3,353
4.05%, 03/01/46 .................. 25 29,948
3.95%, 08/15/59 .................. 1,005 1,209,651
3.84%, 03/20/60 .................. 411 486,362
XPO Logistics, Inc., 6.25%, 05/01/25
(b)
..... 160 168,552
59,130,536
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 6.63%, 09/15/27
(b)
.. 1,100 1,169,850
ams AG
(d)(i)
0.00%, 03/05/25
(m)
................ EUR 600 609,168
2.13%, 11/03/27 .................. 600 692,359
Analog Devices, Inc.
2.95%, 04/01/25 .................. USD 850 898,937
2.80%, 10/01/41 .................. 235 239,190
2.95%, 10/01/51 .................. 230 239,209
Applied Materials, Inc., 3.30%, 04/01/27 .... 1,080 1,171,774
Broadcom Corp., 3.88%, 01/15/27 ....... 475 514,917
Broadcom, Inc.
4.11%, 09/15/28 .................. 400 440,960
4.75%, 04/15/29 .................. 1,325 1,510,535
3.42%, 04/15/33
(b)
................. 3,345 3,453,762
Entegris, Inc.
(b)
4.38%, 04/15/28 .................. 1,060 1,098,425
3.63%, 05/01/29 .................. 914 920,855
Intel Corp.
2.80%, 08/12/41 .................. 115 114,711
4.75%, 03/25/50 .................. 300 398,688
3.05%, 08/12/51 .................. 485 494,158
3.10%, 02/15/60 .................. 20 20,208
3.20%, 08/12/61 .................. 120 123,152
KLA Corp.
4.10%, 03/15/29 .................. 1,026 1,166,115
3.30%, 03/01/50 .................. 850 911,650
Lam Research Corp.
4.88%, 03/15/49 .................. 65 88,362
2.88%, 06/15/50 .................. 245 250,096
Microchip Technology, Inc., 4.25%, 09/01/25 . 7,992 8,312,648
NVIDIA Corp., 3.50%, 04/01/40 ......... 490 548,101
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV
(b)
4.30%, 06/18/29 .................. USD 1,070 $ 1,203,282
2.50%, 05/11/31 .................. 2,140 2,126,926
3.25%, 05/11/41 .................. 100 102,112
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
. 2,884 2,916,445
QUALCOMM, Inc., 4.30%, 05/20/47 ...... 584 736,908
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ 1,546 1,561,460
Texas Instruments, Inc., 2.70%, 09/15/51 ... 265 268,797
TSMC Arizona Corp., 3.25%, 10/25/51 ..... 360 378,472
34,682,232
Software — 0.7%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
.... 180 188,100
Ascend Learning LLC
6.88%, 08/01/25
(b)
................. 6,977 7,099,097
Autodesk, Inc.
3.50%, 06/15/27 .................. 18 19,535
2.40%, 12/15/31 .................. 1,265 1,244,297
Boxer Parent Co., Inc.
6.50%, 10/02/25
(d)
................. EUR 2,080 2,520,347
7.13%, 10/02/25
(b)
................. USD 3,375 3,594,375
9.13%, 03/01/26
(b)
................. 5,305 5,543,725
Brunello Bidco SpA, (EURIBOR 3 Month +
3.75%), 3.75%, 02/15/28
(a)(d)
.......... EUR 392 452,593
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... USD 4,614 4,792,793
Castle US Holding Corp., 9.50%, 02/15/28
(b)
. 1,992 2,081,640
CDK Global, Inc., 4.88%, 06/01/27 ....... 210 218,601
Cedacri Mergeco SpA, (EURIBOR 3 Month +
4.63%), 4.62%, 05/15/28
(a)(d)
.......... EUR 865 1,004,940
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
..................... USD 9,262 9,331,465
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 .................. 3,409 3,370,649
4.88%, 07/01/29 .................. 4,125 4,107,262
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 .................. 937 956,911
6.50%, 10/15/28 .................. 1,426 1,483,040
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 . 3,125 3,085,938
Elastic NV, 4.13%, 07/15/29
(b)
.......... 4,531 4,507,826
Fair Isaac Corp.
(b)
5.25%, 05/15/26 .................. 225 250,875
4.00%, 06/15/28 .................. 2,158 2,179,580
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
..................... 1,048 1,034,900
LogMeIn, Inc., 5.50%, 09/01/27
(b)
........ 605 605,538
Microsoft Corp.
3.45%, 08/08/36 .................. 238 273,538
2.53%, 06/01/50 .................. 856 841,945
2.92%, 03/17/52 .................. 1,931 2,044,366
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
..... 2,626 2,694,617
NCR Corp.
(b)
5.75%, 09/01/27 .................. 884 930,410
5.00%, 10/01/28 .................. 1,675 1,695,937
5.13%, 04/15/29 .................. 905 925,435
6.13%, 09/01/29 .................. 999 1,073,312
5.25%, 10/01/30 .................. 644 663,320
NortonLifeLock, Inc., 5.00%, 04/15/25
(b)
.... 475 478,563
Nuance Communications, Inc., 5.63%, 12/15/26 4,573 4,718,764
Open Text Corp., 3.88%, 02/15/28
(b)
...... 403 406,022
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
. 1,906 1,937,640
Oracle Corp.
2.95%, 04/01/30 .................. 1,400 1,451,274
3.85%, 07/15/36 .................. 850 918,398
5.38%, 07/15/40 .................. 650 822,991
3.65%, 03/25/41 .................. 540 565,706
4.13%, 05/15/45 .................. 485 532,484

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Software (continued)
4.00%, 07/15/46 .................. USD 350 $ 378,084
4.00%, 11/15/47 .................. 435 470,481
3.60%, 04/01/50 .................. 2,535 2,588,044
3.95%, 03/25/51 .................. 617 669,407
3.85%, 04/01/60 .................. 190 198,458
PTC, Inc.
(b)
3.63%, 02/15/25 .................. 860 873,996
4.00%, 02/15/28 .................. 1,628 1,650,385
Rocket Software, Inc., 6.50%, 02/15/29
(b)
... 3,445 3,289,975
salesforce.com, Inc.
2.70%, 07/15/41 .................. 325 326,630
2.90%, 07/15/51 .................. 355 365,292
3.05%, 07/15/61 .................. 295 307,924
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 10,185 10,719,713
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 7,781 8,063,061
VMware, Inc., 2.20%, 08/15/31 ......... 2,015 1,960,873
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
5,862 5,825,363
120,336,435
Specialty Retail — 0.5%
Abercrombie & Fitch Management Co., 8.75%,
07/15/25
(b)
..................... 900 967,500
Academy Ltd., 6.00%, 11/15/27
(b)
........ 750 798,750
Ambience Merger Sub, Inc., 4.88%, 07/15/28
(b)
150 147,273
Arko Corp., 5.13%, 11/15/29
(b)
.......... 1,388 1,354,827
Asbury Automotive Group, Inc.
4.50%, 03/01/28 .................. 234 238,095
4.75%, 03/01/30 .................. 731 745,620
Carvana Co.
(b)
5.50%, 04/15/27 .................. 2,051 2,066,382
4.88%, 09/01/29 .................. 1,708 1,652,490
Constellation Automotive Financing plc, 4.88%,
07/15/27
(d)
..................... GBP 884 1,164,431
Douglas GmbH, 6.00%, 04/08/26
(d)
....... EUR 800 919,101
Dufry One BV
(d)
2.50%, 10/15/24 .................. 400 455,375
0.75%, 03/30/26
(i)
................. CHF 600 634,069
2.00%, 02/15/27 .................. EUR 320 348,872
eG Global Finance plc
4.38%, 02/07/25
(d)
................. 453 516,540
6.75%, 02/07/25
(b)
................. USD 2,476 2,534,805
6.25%, 10/30/25
(d)
................. EUR 2,401 2,810,805
8.50%, 10/30/25
(b)
................. USD 2,845 2,944,575
Goldstory SASU, 5.38%, 03/01/26
(d)
...... EUR 645 764,261
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. USD 897 897,179
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 1,993 1,968,087
Home Depot, Inc. (The)
4.20%, 04/01/43 .................. 125 152,049
4.50%, 12/06/48 .................. 815 1,070,264
3.35%, 04/15/50 .................. 775 861,932
InRetail Consumer, 3.25%, 03/22/28
(b)
..... 1,285 1,258,738
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 719,888
L Brands, Inc.
9.38%, 07/01/25
(b)
................. 87 107,880
5.25%, 02/01/28 .................. 1,000 1,078,000
7.50%, 06/15/29 .................. 600 677,700
6.63%, 10/01/30
(b)
................. 1,279 1,430,881
6.88%, 11/01/35 .................. 4,829 5,866,945
6.75%, 07/01/36 .................. 369 442,950
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
.... 3,685 3,578,503
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
..................... 2,213 2,272,353
Lithia Motors, Inc.
(b)
3.88%, 06/01/29 .................. 999 1,035,214
4.38%, 01/15/31 .................. 730 777,384
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Lowe's Cos., Inc.
4.65%, 04/15/42 .................. USD 310 $ 383,311
3.70%, 04/15/46 .................. 735 818,123
3.00%, 10/15/50 .................. 675 675,951
3.50%, 04/01/51 .................. 130 142,304
Michaels Cos., Inc. (The), 5.25%, 05/01/28
(b)
. 485 489,850
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... 1,353 1,425,318
Penske Automotive Group, Inc.
3.50%, 09/01/25 .................. 987 1,014,142
3.75%, 06/15/29 .................. 525 522,118
PetSmart, Inc.
(b)
4.75%, 02/15/28 .................. 3,135 3,221,213
7.75%, 02/15/29 .................. 6,867 7,421,304
Rent-A-Center, Inc., 6.38%, 02/15/29
(b)
..... 1,735 1,813,075
Sally Holdings LLC, 5.63%, 12/01/25 ...... 895 912,900
Sonic Automotive, Inc.
(b)
4.63%, 11/15/29 .................. 724 726,100
4.88%, 11/15/31 .................. 1,046 1,046,000
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 2,914 3,034,203
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 .................. 3,097 3,166,063
6.13%, 07/01/29 .................. 2,598 2,672,693
Staples, Inc.
(b)
7.50%, 04/15/26 .................. 8,184 8,272,305
10.75%, 04/15/27 ................. 1,171 1,118,305
Tendam Brands SAU
(d)
5.00%, 09/15/24 .................. EUR 255 291,816
(EURIBOR 3 Month + 5.25%), 5.25%,
09/15/24
(a)
.................... 270 310,637
Victoria's Secret & Co., 4.63%, 07/15/29
(b)
... USD 605 607,662
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 5,654 5,837,755
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(j)
............ 1,603 1,620,745
92,803,611
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
2.20%, 09/11/29 .................. 1,800 1,840,716
4.50%, 02/23/36 .................. 75 93,735
3.45%, 02/09/45 .................. 225 252,274
3.85%, 08/04/46 .................. 1,100 1,310,912
2.65%, 05/11/50 .................. 990 977,826
2.65%, 02/08/51 .................. 860 848,881
2.70%, 08/05/51 .................. 370 368,656
Dell International LLC
7.13%, 06/15/24
(b)
................. 1,575 1,600,499
6.02%, 06/15/26 .................. 475 559,710
8.35%, 07/15/46 .................. 505 839,196
Dell, Inc., 6.50%, 04/15/38 ............ 675 895,387
HP, Inc., 1.45%, 06/17/26
(b)
............ 2,170 2,137,614
Hurricane Finance plc, 8.00%, 10/15/25
(d)
... GBP 550 801,628
Xerox Corp., 4.80%, 03/01/35 .......... USD 1,315 1,311,713
Xerox Holdings Corp., 5.50%, 08/15/28
(b)
... 100 101,126
13,939,873
Textiles, Apparel & Luxury Goods — 0.1%
BK LC Lux Finco1 SARL, 5.25%, 04/30/29
(d)
. EUR 381 454,205
Crocs, Inc.
(b)
4.25%, 03/15/29 .................. USD 2,244 2,272,050
4.13%, 08/15/31 .................. 3,463 3,484,644
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(d)(f)(i)(l)
.............. EUR 1,300 1,322,839
G-III Apparel Group Ltd., 7.88%, 08/15/25
(b)
.. USD 800 853,000
Hanesbrands, Inc., 5.38%, 05/15/25
(b)
..... 170 176,800
Levi Strauss & Co., 3.50%, 03/01/31
(b)
..... 846 850,230

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
Prime Bloom Holdings Ltd., 6.95%, 07/05/22
(d)(f)
(l)
.......................... USD 2,783 $ 517,986
Under Armour, Inc., 3.25%, 06/15/26 ...... 400 410,000
William Carter Co. (The), 5.63%, 03/15/27
(b)
.. 2,360 2,445,550
Wolverine World Wide, Inc., 4.00%, 08/15/29
(b)
774 764,178
13,551,482
Thrifts & Mortgage Finance — 0.2%
BPCE SA
(b)
2.38%, 01/14/25 .................. 1,575 1,614,643
(SOFR + 1.09%), 2.05%, 10/19/27
(a)
.... 1,340 1,334,702
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
.... 3,916 4,288,020
Freedom Mortgage Corp.
(b)
8.25%, 04/15/25 .................. 650 656,500
7.63%, 05/01/26 .................. 335 326,625
6.63%, 01/15/27 .................. 275 260,563
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
.. 1,427 1,282,003
Jerrold Finco plc, 5.25%, 01/15/27
(d)
...... GBP 947 1,318,697
Ladder Capital Finance Holdings LLLP
(b)
4.25%, 02/01/27 .................. USD 2,155 2,165,753
4.75%, 06/15/29 .................. 1,523 1,534,423
MGIC Investment Corp., 5.25%, 08/15/28 ... 1,182 1,257,565
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 .................. 4,272 4,464,240
5.50%, 08/15/28 .................. 3,858 3,954,450
5.13%, 12/15/30 .................. 4,324 4,357,943
Nationwide Building Society, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.39%), 5.87%
(a)(d)(k)
............... GBP 1,534 2,267,304
Nykredit Realkredit A/S, (EUR Swap Annual 5
Year + 4.57%), 4.13%
(a)(d)(k)
........... EUR 1,200 1,477,923
PennyMac Financial Services, Inc., 5.75%,
09/15/31
(b)
..................... USD 200 196,750
PHH Mortgage Corp., 7.88%, 03/15/26
(b)
.... 556 563,139
Radian Group, Inc.
6.63%, 03/15/25 .................. 1,135 1,262,688
4.88%, 03/15/27 .................. 1,400 1,527,750
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
... 1,441 1,431,093
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(b)
..................... 200 194,500
37,737,274
Tobacco — 0.1%
Altria Group, Inc.
5.95%, 02/14/49 .................. 1,992 2,542,226
4.00%, 02/04/61 .................. 345 330,374
BAT Capital Corp.
3.46%, 09/06/29 .................. 1,350 1,412,442
4.39%, 08/15/37 .................. 675 721,607
3.73%, 09/25/40 .................. 420 408,358
4.54%, 08/15/47 .................. 688 720,957
4.76%, 09/06/49 .................. 165 179,044
Turning Point Brands, Inc., 5.63%, 02/15/26
(b)
1,280 1,297,600
Vector Group Ltd., 5.75%, 02/01/29
(b)
...... 4,620 4,596,900
12,209,508
Trading Companies & Distributors — 0.2%
Air Lease Corp.
3.50%, 01/15/22 .................. 2,040 2,052,117
2.88%, 01/15/26 .................. 2,385 2,465,272
1.88%, 08/17/26 .................. 1,880 1,860,276
Alta Equipment Group, Inc., 5.63%, 04/15/26
(b)
245 250,512
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
1,235 1,211,082
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
1,313 1,291,664
BlueLinx Holdings, Inc., 6.00%, 11/15/29
(b)
... 600 586,020
Boise Cascade Co., 4.88%, 07/01/30
(b)
..... 850 892,500
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 .................. USD 2,261 $ 2,326,682
9.75%, 08/01/27 .................. 2,788 3,139,985
5.50%, 05/01/28 .................. 2,329 2,334,823
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
..................... 1,251 1,211,131
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
..................... 326 323,555
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 2,061 2,148,592
Imola Merger Corp., 4.75%, 05/15/29
(b)
..... 5,241 5,384,865
United Rentals North America, Inc.
5.50%, 05/15/27 .................. 3,386 3,548,935
4.88%, 01/15/28 .................. 635 670,274
5.25%, 01/15/30 .................. 6 6,495
3.88%, 02/15/31 .................. 130 130,962
3.75%, 01/15/32 .................. 390 389,064
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 .................. 3,198 3,389,880
7.25%, 06/15/28 .................. 4,881 5,383,304
40,997,990
Transportation Infrastructure — 0.0%
(d)
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(k)
.. EUR 600 708,415
Atlantia SpA, 1.88%, 02/12/28 .......... 728 869,971
Autostrade per l'Italia SpA
1.75%, 06/26/26 .................. 200 238,730
1.75%, 02/01/27 .................. 500 597,443
2.00%, 12/04/28 .................. 495 599,973
2.00%, 01/15/30 .................. 1,982 2,401,260
Getlink SE, 3.50%, 10/30/25 ........... 1,199 1,420,141
Royal Capital BV, 5.88%
(k)
............ USD 1,014 1,025,915
7,861,848
Water Utilities — 0.0%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(b)
..................... 701 739,344
Thames Water Kemble Finance plc, 4.63%,
05/19/26
(d)
..................... GBP 1,089 1,543,283
2,282,627
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV
3.13%, 07/16/22 .................. USD 300 304,380
3.63%, 04/22/29 .................. 1,300 1,408,306
4.38%, 04/22/49 .................. 250 309,188
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... 14,085 14,613,187
Globe Telecom, Inc., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.53%), 4.20%
(a)(d)(k)
............... 3,370 3,421,603
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 1,683 1,878,649
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(a)(b)(j)
.......... 2,713 2,233,014
Matterhorn Telecom SA, 4.00%, 11/15/27
(d)
.. EUR 1,900 2,227,532
Millicom International Cellular SA
(b)
5.13%, 01/15/28 .................. USD 5,040 5,242,545
4.50%, 04/27/31 .................. 3,715 3,809,732
Oi Movel SA
8.75%, 07/30/26
(d)
................. 891 918,175
Rogers Communications, Inc.
4.30%, 02/15/48 .................. 77 87,144
4.35%, 05/01/49 .................. 181 207,274
3.70%, 11/15/49 .................. 240 249,110
SoftBank Group Corp.
(d)
2.13%, 07/06/24 .................. EUR 670 767,537

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
4.50%, 04/20/25 .................. EUR 200 $ 242,816
4.75%, 07/30/25 .................. 1,783 2,179,079
3.13%, 09/19/25 .................. 1,200 1,389,156
2.88%, 01/06/27 .................. 706 791,587
5.00%, 04/15/28 .................. 700 854,714
3.38%, 07/06/29 .................. 479 531,187
4.00%, 09/19/29 .................. 331 381,947
Sprint Communications, Inc., 6.00%, 11/15/22 USD 750 786,735
Sprint Corp.
7.88%, 09/15/23 .................. 2,785 3,087,869
7.13%, 06/15/24 .................. 1,649 1,863,370
7.63%, 02/15/25 .................. 850 988,125
7.63%, 03/01/26 .................. 3,097 3,712,993
Telefonica Europe BV
(a)(d)(k)
(EUR Swap Annual 10 Year + 4.30%),
5.87% ....................... EUR 1,500 1,909,845
(EUR Swap Annual 6 Year + 4.11%), 4.37% 1,600 1,988,246
T-Mobile USA, Inc.
2.25%, 02/15/26 .................. USD 1,615 1,623,075
5.38%, 04/15/27 .................. 250 260,313
4.75%, 02/01/28 .................. 2,828 2,983,540
2.63%, 02/15/29 .................. 4,124 4,087,915
2.88%, 02/15/31 .................. 3,632 3,609,300
3.50%, 04/15/31
(b)
................. 2,764 2,860,464
3.50%, 04/15/31 .................. 2,467 2,553,098
4.38%, 04/15/40 .................. 475 542,649
3.00%, 02/15/41 .................. 580 558,094
4.50%, 04/15/50 .................. 109 128,834
3.30%, 02/15/51 .................. 925 907,290
3.40%, 10/15/52
(b)
................. 340 338,444
VEON Holdings BV
(b)
4.00%, 04/09/25 .................. 4,695 4,865,194
3.38%, 11/25/27 .................. 3,230 3,231,615
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(d)
................. GBP 900 1,216,299
4.25%, 01/31/31
(b)
................. USD 493 479,990
4.50%, 07/15/31
(d)
................. GBP 1,204 1,651,853
4.75%, 07/15/31
(b)
................. USD 5,498 5,525,490
Vodafone Group plc
5.25%, 05/30/48 .................. 1,037 1,366,540
(EUR Swap Annual 5 Year + 3.43%), 4.20%,
10/03/78
(a)(d)
................... EUR 832 1,071,184
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79
(a)
.................... USD 14,595 17,646,582
Series NC10, (EUR Swap Annual 5 Year +
3.23%), 3.00%, 08/27/80
(a)(d)
........ EUR 600 705,461
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81
(a)
............... USD 7,145 7,148,358
VTR Comunicaciones SpA, 4.38%, 04/15/29
(b)
2,505 2,518,308
126,264,935
Total Corporate Bonds — 30.6%
(Cost: $5,575,859,184) ............................ 5,579,788,522
Equity-Linked Notes — 13.3%
Air Freight & Logistics — 0.2%
BNP Paribas SA (United Parcel Service, Inc.),
11.74%, 12/17/21 ................. 33 7,013,480
Royal Bank of Canada (FedEx Corp.),
12.15%, 11/23/21
(b)
................ 86 20,535,375
27,548,855
Security
Par (000)
Par (000) Value
Automobiles — 0.3%
Credit Suisse AG (General Motors Co.),
12.75%, 11/23/21 ................. USD 405 $ 21,962,247
Royal Bank of Canada (Volkswagen AG),
15.13%, 11/10/21
(b)
................ EUR 74 17,766,302
Societe Generale SA (Ford Motor Co.),
19.03%, 02/02/22 ................. USD 1,221 20,529,519
60,258,068
Banks — 1.1%
Barclays Bank plc (Bank of America Corp.),
13.96%, 12/09/21 ................. 239 11,110,913
Citigroup Global Markets Holdings, Inc. (Bank
of America Corp.), 13.36%, 11/18/21
(b)
.... 432 20,166,369
Citigroup Global Markets Holdings, Inc. (Fifth
Third Bancorp), 12.30%, 12/15/21
(b)
..... 54 2,368,291
Citigroup Global Markets Holdings,
Inc. (JPMorgan Chase & Co.),
12.55%, 11/18/21
(b)
................ 113 19,334,987
Credit Suisse AG (Citigroup, Inc.),
15.60%, 12/09/21 ................. 128 8,933,400
Credit Suisse AG (Citizens Financial Group,
Inc.)
16.60%, 11/23/21 ................. 284 13,221,627
12.90%, 01/20/22 ................. 117 5,664,693
Credit Suisse AG (JPMorgan Chase & Co.),
8.45%, 12/09/21 .................. 94 15,851,904
Goldman Sachs International (First Republic
Bank), 11.95%, 12/09/21 ............. 20 4,348,437
Goldman Sachs International (JPMorgan Chase
& Co.), 11.00%, 01/13/22 ............ 162 27,528,902
Goldman Sachs International (Wells Fargo &
Co.), 18.35%, 12/09/21 .............. 105 5,033,931
Royal Bank of Canada (Bank of America Corp.),
13.63%, 11/01/21
(b)
................ 200 8,807,264
Royal Bank of Canada (Citigroup, Inc.),
12.20%, 11/01/21
(b)
................ 153 10,879,990
Royal Bank of Canada (First Republic Bank),
12.26%, 11/03/21
(b)
................ 42 8,715,733
Royal Bank of Canada (JPMorgan Chase &
Co.), 11.03%, 11/01/21
(b)
............. 175 29,301,200
Royal Bank of Canada (Truist Financial Corp.),
14.35%, 12/13/21
(b)
................ 96 6,046,045
Royal Bank of Canada (Wells Fargo & Co.),
13.14%, 11/01/21
(b)
................ 172 8,846,609
206,160,295
Beverages — 0.3%
Credit Suisse AG (Anheuser-Busch InBev SA),
14.20%, 11/10/21 ................. EUR 135 8,047,562
Nomura Holdings, Inc. (Coca-Cola Co. (The)),
9.26%, 12/20/21 .................. USD 744 41,330,178
49,377,740
Biotechnology — 0.2%
BNP Paribas SA (AbbVie, Inc.),
8.34%, 12/23/21 .................. 240 27,541,290
Societe Generale SA (AbbVie, Inc.),
8.47%, 12/10/21 .................. 127 14,185,472
41,726,762
Building Products — 0.0%
BNP Paribas SA (Owens Corning),
16.26%, 12/20/21 ................. 66 6,017,031
Capital Markets — 0.6%
Barclays Bank plc (State Street Corp.),
11.45%, 12/15/21 ................. 38 3,680,770

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Capital Markets (continued)
BNP Paribas Issuance BV (Goldman Sachs
Group, Inc.), 12.62%, 12/23/21 ........ USD 50 $ 20,608,321
BNP Paribas SA (Nasdaq, Inc.),
9.21%, 12/16/21 .................. 18 3,685,296
BNP Paribas SA (S&P Global, Inc.),
8.51%, 12/17/21 .................. 15 7,154,293
Citigroup Global Markets Holdings,
Inc. (Charles Schwab Corp. (The)),
15.33%, 12/13/21
(b)
................ 74 6,047,187
JPMorgan Structured Products BV (Bank
of New York Mellon Corp. (The)),
12.36%, 12/15/21
(b)(d)
............... 42 2,459,042
JPMorgan Structured Products BV (Morgan
Stanley), 11.82%, 11/16/21
(b)(d)
......... 80 8,298,478
Royal Bank of Canada (Goldman Sachs Group,
Inc. (The))
13.14%, 11/01/21
(b)
................ 34 14,019,704
12.96%, 12/13/21
(b)
................ 23 9,521,265
Royal Bank of Canada (Morgan Stanley),
16.53%, 12/09/21
(b)
................ 106 10,909,508
Royal Bank of Canada (S&P Global, Inc.),
10.77%, 11/18/21
(b)
................ 45 20,426,268
106,810,132
Chemicals — 0.3%
Barclays Bank plc (Dow, Inc.),
20.62%, 12/10/21 ................. 329 18,565,750
Barclays Bank plc (Ecolab, Inc.),
5.68%, 12/17/21 .................. 26 5,764,326
BNP Paribas Issuance BV (LyondellBasell
Industries NV), 17.05%, 12/23/21 ....... 119 11,023,819
BNP Paribas SA (Sherwin-Williams Co. (The)),
6.49%, 12/17/21 .................. 15 4,725,207
Royal Bank of Canada (LyondellBasell
Industries NV), 13.58%, 11/23/21
(b)
...... 174 16,255,172
Royal Bank of Canada (Mosaic Co. (The)),
16.28%, 11/02/21
(b)
................ 111 3,967,372
60,301,646
Communications Equipment — 0.1%
Royal Bank of Canada (Cisco Systems, Inc.),
8.12%, 11/09/21
(b)
................. 187 10,499,634
Construction Materials — 0.0%
Credit Suisse AG (Vulcan Materials Co.),
10.60%, 11/08/21 ................. 21 3,755,275
Consumer Finance — 0.1%
Barclays Bank plc (Synchrony Financial),
18.66%, 12/15/21 ................. 93 4,411,779
Nomura Holdings, Inc. (Capital One Financial
Corp.), 13.04%, 12/20/21 ............ 134 20,575,439
24,987,218
Diversified Consumer Services — 0.7%
Barclays Bank plc (Russell 2000 Index)
7.12%, 11/08/21 .................. 12 28,056,304
8.37%, 11/26/21 .................. 12 28,009,667
8.28%, 12/13/21 .................. 16 35,701,009
6.83%, 12/20/21 .................. 16 35,701,009
127,467,989
Diversified Telecommunication Services — 0.2%
BNP Paribas SA (CCO Holdings LLC),
10.27%, 01/14/22 ................. 25 16,550,354
Citigroup Global Markets Holdings, Inc. (Verizon
Communications, Inc.), 6.88%, 01/25/22
(b)
. 443 23,509,608
40,059,962
Security
Par (000)
Par (000) Value
Electric Utilities — 0.0%
Citigroup Global Markets Holdings, Inc.
(NextEra Energy Capital Holdings, Inc.),
9.53%, 12/16/21
(b)
................. USD 99 $ 8,411,963
Electronic Equipment, Instruments & Components — 0.1%
BNP Paribas SA (Flex Ltd.), 12.41%, 11/01/21
(b)
211 3,614,441
Goldman Sachs International (Flex Ltd.),
17.14%, 02/02/22 ................. 176 3,023,712
Royal Bank of Canada (Zebra Technologies
Corp.), 13.04%, 11/23/21
(b)
........... 13 7,115,562
13,753,715
Energy Equipment & Services — 0.0%
Citigroup Global Markets Holdings, Inc.
(Halliburton Co.), 18.11%, 12/15/21
(b)
.... 136 3,449,584
Entertainment — 0.2%
Citigroup Global Markets Holdings, Inc. (Netflix,
Inc.), 13.40%, 12/16/21
(b)
............ 11 7,454,940
Merrill Lynch International & Co. (Netflix, Inc.),
13.29%, 12/01/21 ................. 29 18,059,810
Royal Bank of Canada (Walt Disney Co. (The)),
10.72%, 11/12/21
(b)
................ 51 8,595,566
34,110,316
Equity Real Estate Investment Trusts (REITs) — 0.3%
Barclays Bank plc (Crown Castle International
Corp.), 8.70%, 12/10/21
(a)
............ 108 19,370,403
Goldman Sachs International (Invitation Homes,
Inc.), 11.08%, 12/22/21 .............. 269 11,094,234
Goldman Sachs International (VICI Properties,
Inc.), 11.96%, 02/02/22 .............. 340 10,206,680
Royal Bank of Canada (Prologis, Inc.),
6.56%, 12/13/21
(b)
................. 43 6,140,342
46,811,659
Food & Staples Retailing — 0.1%
Credit Suisse AG (Walgreens Boots Alliance,
Inc.), 16.60%, 12/09/21 .............. 47 2,208,037
Royal Bank of Canada (Walmart, Inc.),
7.80%, 11/17/21
(b)
................. 84 12,046,948
14,254,985
Food Products — 0.3%
BNP Paribas SA (Archer-Daniels-Midland Co.),
12.32%, 12/17/21 ................. 55 3,522,024
BNP Paribas SA (Conagra Brands, Inc.),
14.10%, 11/03/21 ................. 250 8,055,248
BNP Paribas SA (Kraft Heinz Co. (The)),
15.87%, 12/20/21 ................. 340 12,392,162
Credit Suisse AG (Mondelez International, Inc.),
9.35%, 11/23/21 .................. 366 22,314,461
46,283,895
Health Care Equipment & Supplies — 0.4%
BNP Paribas SA (Abbott Laboratories),
6.18%, 12/16/21 .................. 116 14,715,271
BNP Paribas SA (Boston Scientific Corp.),
8.87%, 12/20/21 .................. 439 19,217,438
JPMorgan Structured Products BV (Danaher
Corp.), 10.79%, 12/10/21
(b)(d)
.......... 89 27,679,849
Societe Generale SA (Align Technology, Inc.),
13.67%, 02/02/22 ................. 30 19,148,945
80,761,503
Health Care Providers & Services — 0.3%
Credit Suisse AG (UnitedHealth Group, Inc.),
8.00%, 12/09/21 .................. 57 24,890,969
Goldman Sachs International (Laboratory Corp
of America Holdings), 14.04%, 12/22/21 .. 39 11,028,096

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Royal Bank of Canada (AmerisourceBergen
Corp.), 9.36%, 11/05/21
(b)
............ USD 29 $ 3,566,006
Royal Bank of Canada (McKesson Corp.),
12.29%, 11/23/21
(b)
................ 54 11,118,789
50,603,860
Hotels, Restaurants & Leisure — 0.6%
Barclays Bank plc (Airbnb, Inc.),
14.00%, 11/16/21 ................. 111 19,030,886
BNP Paribas SA (McDonald's Corp.),
5.37%, 11/09/21 .................. 48 11,901,506
Credit Suisse AG (Domino's Pizza, Inc.),
9.05%, 12/09/21 .................. 5 2,362,798
Goldman Sachs International (Yum! Brands,
Inc.), 9.06%, 12/22/21 .............. 110 13,807,929
JPMorgan Structured Products BV (Darden
Restaurants, Inc.), 15.10%, 11/08/21
(b)(d)
.. 101 14,563,685
Nomura Holdings, Inc. (McDonald's Corp.),
8.39%, 12/20/21 .................. 170 41,206,833
Royal Bank of Canada (Wendy's Co. (The)),
12.82%, 11/23/21
(b)
................ 161 3,607,255
Societe Generale SA (Aramark),
21.54%, 11/17/21 ................. 111 3,796,744
Societe Generale SA (Starbucks Corp.),
10.63%, 11/17/21 ................. 62 6,545,142
116,822,778
Household Durables — 0.2%
Barclays Bank plc (Lennar Corp.),
14.10%, 11/08/21 ................. 153 15,371,786
BNP Paribas Issuance BV (Newell Brands,
Inc.), 16.79%, 12/23/21 .............. 180 4,134,083
Goldman Sachs International (Tempur Sealy
International, Inc.), 15.07%, 12/22/21 .... 99 4,476,064
JPMorgan Structured Products BV (DFS
Furniture PLC), 13.20%, 12/10/21
(b)(d)
.... 110 12,638,528
JPMorgan Structured Products BV (DR Horton,
Inc.), 11.86%, 11/10/21
(b)(d)
............ 62 5,565,011
42,185,472
Household Products — 0.0%
BNP Paribas SA (Kimberly-Clark Corp.),
9.47%, 12/17/21 .................. 27 3,471,722
Industrial Conglomerates — 0.1%
Barclays Bank plc (3M Co.), 10.24%, 12/17/21 26 4,676,271
BNP Paribas SA (General Electric Co.),
14.85%, 12/17/21 ................. 66 6,990,310
11,666,581
Insurance — 0.5%
Citigroup Global Markets Holdings, Inc.
(MetLife, Inc.), 15.07%, 11/23/21
(b)
...... 307 19,236,363
JPMorgan Structured Products BV (Progressive
Corp. (The)), 6.77%, 12/10/21
(b)(d)
....... 175 16,502,057
Nomura Holdings, Inc. (Marsh & Mclennan
Companies, Inc.), 6.54%, 12/31/21 ...... 155 26,036,032
Royal Bank of Canada (Berkshire Hathaway),
6.50%, 11/18/21
(b)
................. 98 28,028,803
89,803,255
Interactive Media & Services — 0.5%
BNP Paribas SA (Meta Platforms, Inc.),
19.40%, 12/17/21 ................. 38 12,193,995
Citigroup Global Markets Holdings, Inc.
(Alphabet, Inc.), 9.44%, 12/01/21
(b)
...... 12 36,041,054
Merrill Lynch International & Co. (Alphabet,
Inc.), 9.72%, 12/20/21 .............. 9 27,082,405
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
Royal Bank of Canada (Alphabet, Inc.),
10.97%, 11/17/21
(b)
................ USD 7 $ 18,660,008
93,977,462
Internet & Direct Marketing Retail — 0.4%
BNP Paribas SA (Amazon.com, Inc.),
9.29%, 01/14/22 .................. 8 27,434,307
JPMorgan Structured Products BV (Amazon.
com, Inc.), 8.60%, 12/01/21
(b)(d)
........ 12 40,590,207
68,024,514
IT Services — 0.5%
Credit Suisse AG (Global Payments, Inc.),
13.30%, 11/23/21 ................. 135 19,470,714
Goldman Sachs International (Mastercard, Inc.),
9.15%, 12/22/21 .................. 83 27,537,028
JPMorgan Structured Products BV (PayPal
Holdings, Inc.), 9.06%, 11/02/21
(b)(d)
..... 80 18,684,735
Royal Bank of Canada (Square, Inc.),
15.89%, 11/23/21
(b)
................ 76 19,435,818
85,128,295
Leisure Products — 0.0%
Societe Generale SA (Hasbro, Inc.),
16.16%, 12/17/21 ................. 39 3,676,382
Machinery — 0.5%
BNP Paribas SA (Colfax Corp.),
13.82%, 11/01/21
(b)
................ 83 4,179,990
Goldman Sachs International (Caterpillar, Inc.),
12.96%, 12/22/21 ................. 115 23,455,017
Goldman Sachs International (Deere & Co.),
10.75%, 12/22/21 ................. 79 27,601,309
JPMorgan Structured Products BV (Parker-
Hannifin Corp.), 10.02%, 11/02/21
(b)(d)
.... 63 18,678,454
Merrill Lynch International & Co. (Ingersoll
Rand, Inc.), 12.54%, 11/02/21 ......... 196 10,557,771
Societe Generale SA (Otis Worldwide Corp.),
11.30%, 12/17/21 ................. 45 3,602,219
88,074,760
Media — 0.1%
Barclays Bank plc (Omnicom Group, Inc.),
7.86%, 12/16/21 .................. 48 3,321,649
Citigroup Global Markets Holdings, Inc.
(Comcast Corp.), 13.18%, 12/01/21
(b)
.... 293 15,241,836
Societe Generale SA (ViacomCBS, Inc.),
19.12%, 11/05/21 ................. 88 3,191,063
21,754,548
Metals & Mining — 0.2%
Barclays Bank plc (Freeport-McMoRan, Inc.),
27.91%, 12/10/21 ................. 504 19,144,183
HSBC Bank plc (ArcelorMittal SA),
12.40%, 11/10/21 ................. EUR 452 15,178,863
34,323,046
Oil, Gas & Consumable Fuels — 0.5%
BNP Paribas Issuance BV (Chevron Corp.),
14.76%, 12/23/21 ................. USD 240 27,510,487
Credit Suisse AG (Chevron Corp.),
17.95%, 11/23/21 ................. 129 14,576,411
Credit Suisse AG (ConocoPhillips),
16.45%, 11/18/21 ................. 192 14,340,191
Credit Suisse AG (Exxon Mobil Corp.),
20.45%, 11/18/21 ................. 223 14,294,108
Royal Bank of Canada (Williams Cos., Inc.
(The)), 10.91%, 11/23/21
(b)
........... 544 14,507,316
85,228,513

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Personal Products — 0.1%
Royal Bank of Canada (Estee Lauder Cos., Inc.
(The)), 13.30%, 11/03/21
(b)
........... USD 30 $ 9,573,829
Pharmaceuticals — 0.4%
BNP Paribas SA (Eli Lilly & Co.),
16.03%, 12/17/21 ................. 58 14,612,306
JPMorgan Structured Products BV (Johnson &
Johnson), 7.19%, 12/15/21
(b)(d)
......... 196 31,813,992
JPMorgan Structured Products BV (Merck &
Co, Inc.), 8.04%, 12/10/21
(b)(d)
......... 169 14,314,306
JPMorgan Structured Products BV (Pfizer, Inc.),
17.91%, 12/10/21
(b)(d)
............... 386 16,720,173
77,460,777
Road & Rail — 0.0%
BNP Paribas SA (XPO Logistics, Inc.),
11.50%, 11/03/21
(b)
................. 89 7,669,593
Semiconductors & Semiconductor Equipment — 0.5%
Barclays Bank plc (Texas Instruments, Inc.),
15.06%, 11/03/21 ................. 74 13,818,813
Credit Suisse AG (QUALCOMM, Inc.),
12.05%, 11/03/21 ................. 97 12,990,411
Nomura Holdings, Inc. (KLA Corp.),
15.91%, 02/02/22 ................. 54 19,175,128
Royal Bank of Canada (Applied Materials, Inc.),
14.44%, 11/16/21
(b)
................ 84 11,458,858
Royal Bank of Canada (NVIDIA Corp.),
13.84%, 11/16/21
(b)
................ 102 24,287,018
Royal Bank of Canada (Skyworks Solutions,
Inc.), 14.01%, 11/02/21
(b)
............. 20 3,267,412
84,997,640
Software — 1.0%
Citigroup Global Markets Holdings, Inc.
(DocuSign, Inc.), 13.47%, 12/01/21
(b)
.... 81 22,527,867
Goldman Sachs International (salesforce.com,
Inc.), 10.73%, 12/01/21 .............. 46 12,769,369
Merrill Lynch International & Co. (Microsoft
Corp.)
7.57%, 11/17/21 .................. 163 50,543,440
8.06%, 12/20/21 .................. 211 68,693,128
Societe Generale SA (Adobe, Inc.),
9.06%, 11/08/21 .................. 52 34,011,243
188,545,047
Specialty Retail — 0.4%
Goldman Sachs International (O'Reilly
Automotive, Inc.), 8.82%, 12/22/21 ...... 30 18,639,407
JPMorgan Structured Products BV (Gap, Inc.
(The)), 20.85%, 11/24/21
(b)(d)
.......... 224 5,174,604
Royal Bank of Canada (Home Depot, Inc.
(The)), 10.84%, 11/17/21
(b)
........... 42 14,534,175
Societe Generale SA (AutoZone, Inc.),
10.57%, 11/08/21 ................. 13 22,956,471
Societe Generale SA (RH), 20.19%, 12/09/21 . 9 5,886,150
67,190,807
Technology Hardware, Storage & Peripherals — 0.6%
BNP Paribas SA (Apple, Inc.),
10.10%, 01/14/22 ................. 184 27,572,619
Goldman Sachs International (Apple, Inc.),
13.35%, 11/22/21 ................. 109 16,453,330
JPMorgan Structured Products BV (Apple, Inc.),
12.51%, 11/08/21
(b)(d)
............... 377 56,375,878
100,401,827
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.3%
BNP Paribas Issuance BV (Skechers USA,
Inc.), 12.31%, 12/23/21 .............. USD 121 $ 5,570,070
BNP Paribas SA (Deckers Outdoor Corp.),
17.71%, 12/23/21 ................. 39 15,309,792
BNP Paribas SA (Tapestry, Inc.),
13.94%, 11/12/21 ................. 59 2,312,717
HSBC Bank plc (LVMH Moet Hennessy Louis
Vuitton SE), 12.20%, 11/10/21 ......... EUR 36 27,325,016
Royal Bank of Canada (Kering SA),
15.68%, 11/10/21
(b)
................ 17 12,839,603
63,357,198
Trading Companies & Distributors — 0.1%
Royal Bank of Canada (Fastenal Co.),
9.55%, 12/09/21
(b)
................. USD 77 4,379,720
Societe Generale SA (United Rentals, Inc.),
13.06%, 02/02/22 ................. 41 15,107,126
19,486,846
Wireless Telecommunication Services — 0.0%
BNP Paribas SA (T-Mobile US, Inc.),
11.35%, 11/08/21
(b)
................. 37 4,316,151
Total Equity-Linked Notes — 13.3%
(Cost: $2,415,916,961) ............................ 2,430,549,130
Floating Rate Loan Interests — 7.3%
Aerospace & Defense — 0.2%
(a)
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.63%
,
 04/06/26 .................. 5,372 5,241,930
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.63%
,
 04/06/26 .................. 2,888 2,818,243
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 . 15,100 15,116,357
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29 . 3,740 3,814,800
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 .................. 1,965 1,976,225
TransDigm, Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.34%
,
 12/09/25 ...... 4,715 4,654,328
TransDigm, Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 2.34%
,
 08/22/24 ...... 4,360 4,313,290
37,935,173
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/06/28
(a)
................. 510 510,637
Airlines — 0.1%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
(LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/20/28 .................. 3,334 3,470,494
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.25%
,
 08/11/28 ........... 4,091 4,130,647
American Airlines, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.09%
,
 12/15/23 . 4,634 4,561,202
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26 ....... 3,620 3,559,253
United Airlines, Inc., Term Loan B, (LIBOR USD
3 Month + 3.75%), 4.50%
,
 04/21/28 ..... 4,514 4,574,762
20,296,358

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Auto Components — 0.1%
(a)
Adient US LLC, Term Loan B1, (LIBOR USD 1
Month + 3.50%), 3.59%
,
 04/10/28 ...... USD 934 $ 933,492
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.34%
,
 04/30/26 . 8,529 8,471,615
Truck Hero, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 01/31/28 ...... 5,677 5,650,388
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 02/05/26 .................. 5,733 5,642,238
20,697,733
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.34%
,
 01/01/38
(a)
..... 7,573 7,569,038
Banks — 0.1%
CML Hyatt Lost Pines, Term Loan, (LIBOR USD
3 Month + 0.00%), 3.52%
,
 01/01/28
(a)(c)
... 10,600 10,547,000
Building Products — 0.1%
(a)
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/12/28 .................. 567 566,352
CP Atlas Buyer, Inc., Term Loan B, 11/23/27
(n)
. 7,786 7,734,694
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.25%
,
 10/02/28 .................. 801 798,664
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(n)
.............. 160 159,746
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 . 1,424 1,422,029
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 2.34%
,
 07/28/28 ...... 2,046 2,035,643
MI Windows and Doors LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/18/27 .................. 671 671,353
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 12/31/26 ...... 7,572 7,576,968
20,965,449
Capital Markets — 0.1%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.59%
,
 07/31/26 .................. 3,774 3,774,216
Azalea TopCo, Inc., 1st Lien Term Loan
(LIBOR USD 1 Month + 3.50%), 3.59% -
3.63%, 07/24/26 ................ 5,712 5,667,675
(LIBOR USD 3 Month + 3.75%),
4.50%, 07/24/26 ................ 791 792,409
Focus Financial Partners LLC, Delayed Draw
Term Loan, 06/30/28
(n)
.............. 466 463,193
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 06/30/28 .................. 2,013 2,002,153
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.34%
,
 04/12/24 ..... 1,322 1,316,791
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 4.92%
,
 04/01/28 . 726 727,545
14,743,982
Chemicals — 0.3%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month +
2.50%), 3.00%
,
 03/18/28 ............ 5,716 5,707,330
Arc Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(n)
...................... 165 164,941
Security
Par (000)
Par (000) Value
Chemicals (continued)
Arc Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.25%
,
 09/30/28 ...... USD 1,132 $ 1,129,846
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 11/24/27 .................. 955 956,394
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 08/27/26 .................. 4,468 4,506,448
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 1.88%
,
 06/01/24 ............ 2,388 2,382,457
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/29/27 .................. 871 868,718
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 06/09/28 .................. 2,630 2,625,699
Element Solutions, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.00%), 2.09%
,
 01/31/26 . 2,231 2,225,730
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24 .................. 784 780,792
Invictus US LLC, 1st Lien Term Loan, (LIBOR
USD 1 Week + 3.00%), 3.08%
,
 03/28/25 .. 697 695,611
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.59%
,
 06/30/27 .................. 4,684 4,669,509
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.63%
,
 01/01/38 .................. 6,713 6,665,223
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.34%
,
 05/15/24 ............ 5,725 5,712,999
Oxea Holding Vier GmbH, Term Loan
B2, (LIBOR USD 3 Month + 3.25%),
3.44%
,
 10/14/24 .................. 5,327 5,296,070
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.25%
,
 08/02/28 .................. 1,445 1,443,194
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 09/22/28 . 869 870,955
46,701,916
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 05/12/28 .................. 7,593 7,588,062
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 09/07/27 . 2,718 2,703,582
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 06/21/24 .................. 9,288 9,201,809
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.38%
,
 09/19/26
(c)
................. 950 921,047
LABL, Inc., Term Loan, 10/29/28
(n)
........ 2,082 2,067,697
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 09/23/26 ............ 2,750 2,744,522
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
4.38%
,
 07/30/25 .................. 3,310 3,191,197

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Tempo Acquisition LLC, Term Loan
(LIBOR USD 1 Month + 3.25%),
3.75%, 11/02/26 ................ USD 10,883 $ 10,906,054
(LIBOR USD 1 Month + 3.00%),
3.50%, 08/31/28 ................ 1,292 1,292,814
TruGreen Ltd., Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 11/02/27 .................. 1,404 1,403,545
Viad Corp., Term Loan, (LIBOR USD 1 Month +
5.00%), 5.50%
,
 07/30/28 ............ 1,555 1,560,178
43,580,507
Construction & Engineering — 0.1%
(a)
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28 .................. 4,496 4,457,350
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.09%
,
 01/21/28 ............ 6,021 6,008,190
SRS Distribution, Inc., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.25%
,
 06/02/28 ..... 5,256 5,254,356
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.25%
,
 05/12/28 .................. 3,810 3,804,552
19,524,448
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.09%
,
 01/15/27 ............ 3,529 3,492,262
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 ..... 1,940 1,938,238
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.00%
,
 09/22/28 . 4,092 4,086,148
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 3.09% -
3.13%
,
 05/29/26 .................. 858 854,499
10,371,147
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/01/27 .................. 11,515 11,542,236
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 03/02/28 . 3,832 3,820,637
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 04/03/24 .................. 6,640 6,458,006
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.34%
,
 02/05/26 . 1,008 1,001,382
Tosca Services LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.25%
,
 08/18/27 ...... 1,192 1,190,502
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, 09/15/28
(n)
................ 69 68,737
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 3 Month + 4.00%),
4.50%
,
 09/15/28 .................. 1,201 1,202,473
25,283,973
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.50%), 4.25%
,
 10/28/27
(a)
1,344 1,344,245
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.25%
,
 02/04/28 ...... USD 4,151 $ 4,135,573
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%
,
 07/12/24 ..... 830 829,877
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.50%
,
 11/07/23 .................. 5,546 5,523,420
City Football Group Ltd., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 07/21/28
(c)
2,963 2,940,778
Frontdoor, Inc., Term Loan B, (LIBOR USD 1
Month + 2.25%), 2.34%
,
 06/17/28 ...... 969 964,136
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 05/04/28 ............ 5,691 5,693,298
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 7.75%),
8.50%
,
 12/22/25 .................. 1,642 1,606,905
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 . 3,694 3,931,820
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 .................. 1,535 1,513,802
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 5.00%
,
 01/15/27 ............ 3,760 3,766,444
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 07/20/28 .................. 1,199 1,200,499
32,106,552
Diversified Financial Services — 1.2%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28 . 4,501 4,514,055
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 03/10/28
(c)
1,192 1,191,983
APi Group DE, Inc., Term Loan B, 10/07/28
(n)
. 1,128 1,127,718
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 .................. 9,473 9,504,901
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 .................. 1,927 1,933,200
Bali Finco, Inc., Term Loan, 06/30/26
(n)
..... 3,164 3,111,256
Belron Finance LLC, Term Loan, (LIBOR USD 3
Month + 2.25%), 2.44%
,
 10/30/26 ...... 2,095 2,083,300
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.25%
,
 04/13/28 ...... 7,529 7,524,335
Castlelake Aviation Ltd., Term Loan B,
10/22/26
(n)
...................... 3,217 3,206,019
Cogeco Communications Finance LP, Term
Loan B, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 09/01/28 .................. 5,096 5,060,991
Colorado Plaza, Term Loan, (LIBOR USD 1
Month + 0.00%), 7.04%
,
 05/15/24
(c)
..... 7,906 7,431,529
Connect Finco SARL, Term Loan, 12/11/26
(n)
. 13,244 13,243,507
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 .................. 8,042 8,056,665
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 04/07/28 .................. 1,440 1,480,507
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 .................. 10,355 10,372,525

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.84%
,
 07/11/25 .................. USD 4,212 $ 4,179,341
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ...... 11,156 11,239,610
Houston Center, Term Loan, 12/09/22
(c)(n)
.... 39,131 39,111,416
LBM Acquisition LLC, 1st Lien Term Loan
(LIBOR USD 3 Month + 3.75%),
4.50%, 12/17/27 ................ 1,810 1,783,880
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, 12/17/27
(n)
.............. 352 347,012
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.08%
,
 06/28/24
(c)
41 22,590
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 1.00%), 1.08%
,
 06/30/25 . 387 172,739
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 11/02/27 .. 1,606 1,608,882
Medline Borrower LP, Term Loan, (LIBOR USD
1 Month + 3.25%), 3.75%
,
 10/23/28 ..... 1,741 1,742,724
Mercury Merger Sub, Inc.,1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 08/02/28 .................. 3,615 3,598,733
Park Avenue Tower, Term Loan, 03/09/24
(c)(n)
. 31,329 31,263,185
Radiate Holdco LLC, Term Loan B, 09/25/26
(n)
3,469 3,458,766
Sheraton Austin, Term Loan, 01/01/28
(n)
..... 8,491 8,491,237
SMG US Midco 2, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.50%),
2.59%
,
 01/23/25 .................. 2,993 2,923,070
The Vinoy St. Petersburg, Term Loan,
01/01/38
(c)(n)
..................... 10,194 10,145,264
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, (LIBOR USD 3 Month +
5.00%), 5.13%
,
 05/29/26 ............ 2,506 2,192,531
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 1.50%),
2.50%
,
 02/28/25 .................. 2,375 2,456,899
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 01/31/29 .................. 413 411,022
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 6.00%
,
 09/01/25 ...... 12,338 12,369,069
White Cap Buyer LLC, Term Loan, (LIBOR USD
1 Month + 4.00%), 4.50%
,
 10/19/27 ..... 1,303 1,305,355
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.59%
,
 04/30/28 .................. 2,902 2,864,506
221,530,322
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan
(LIBOR USD 3 Month + 2.75%),
2.87%, 07/15/25 ................ 952 933,172
(LIBOR USD 3 Month + 2.75%),
2.87%, 01/31/26 ................ 3,048 2,985,537
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.12%
,
 08/14/26 ..... 6,370 6,335,307
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 .. 778 778,529
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 10/02/27 .................. 1,328 1,327,743
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 05/01/28 .................. 2,714 2,708,291
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Iridium Satellite LLC, Term Loan B2, (LIBOR
USD 1 Month + 2.50%), 3.25%
,
 11/04/26 .. USD 2,244 $ 2,245,280
Orbcomm, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.25%), 5.00%
,
 09/01/28 . 1,191 1,191,000
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 01/31/29 .................. 2,990 2,987,518
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.09%
,
 03/09/27 . 13,744 13,519,372
35,011,749
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.09%
,
 01/15/25 .................. 1,593 1,573,787
Edgewater Generation LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.84%
,
 12/13/25 . 1,544 1,474,569
3,048,356
Electrical Equipment — 0.0%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 06/23/28 .................. 1,344 1,344,000
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 02/12/25 . 809 809,414
2,153,414
Entertainment — 0.1%
(a)
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/03/24 .................. 2,985 2,972,498
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
1.88%
,
 10/19/26 .................. 3,016 2,955,198
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.84%
,
 03/13/28 . 3,471 3,462,959
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 05/30/25 .................. 87 86,029
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.84%
,
 05/18/25 ...... 5,836 5,713,176
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 2.21%
,
 01/20/28 . 907 901,879
16,091,739
Food & Staples Retailing — 0.1%
(a)
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 3.77%
,
 05/23/25 ..... 1,943 1,930,887
H-Food Holdings LLC, Term Loan B2, (LIBOR
USD 1 Month + 4.00%), 4.09%
,
 05/23/25 . 1,536 1,533,561
US Foods, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.84%
,
 06/27/23 ...... 3,253 3,230,617
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.09%
,
 09/13/26 ...... 2,410 2,364,338
9,059,403
Food Products — 0.2%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 11/19/26 .................. 2,735 2,679,820
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.84%
,
 10/01/25 .................. 2,086 2,074,299

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Food Products (continued)
B&G Foods, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.50%), 2.59%
,
 10/10/26 ...... USD 218 $ 218,911
Chobani LLC, Term Loan, (LIBOR USD 1 Month
+ 3.50%), 4.50%
,
 10/25/27 ........... 3,782 3,782,481
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.34%
,
 01/29/27 .................. 7,665 7,551,428
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 .................. 1,677 1,673,186
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 3 Month + 2.25%),
2.37%
,
 05/15/24 .................. 494 490,326
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 06/08/28 .................. 1,414 1,415,459
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 03/31/28 .................. 7,589 7,574,333
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 01/20/28 .................. 3,355 3,345,482
30,805,725
Health Care Equipment & Supplies — 0.0%
(a)
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 05/04/28 ...... 901 901,589
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 .................. 3,147 3,133,877
The Chamberlain Group LLC, Term Loan B,
10/22/28
(n)
...................... 3,433 3,425,860
7,461,326
Health Care Providers & Services — 0.1%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 09/29/28 .................. 1,028 1,028,000
Electron Bidco Inc., Term Loan, 11/01/28
(n)
... 2,584 2,580,770
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.84%
,
 10/10/25 . 2,881 2,377,969
EyeCare Partners LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.88%
,
 02/18/27 .................. 5,354 5,315,666
EyeCare Partners LLC, 2nd Lien Term Loan,
10/14/29
(n)
...................... 611 613,099
EyeCare Partners LLC, Delayed Draw Term
Loan, 10/13/28
(n)
.................. 221 220,658
EyeCare Partners LLC, Term Loan, 10/14/28
(n)
885 882,634
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.08%
,
 06/30/25 .................. 3,386 3,383,036
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 02/14/25 .................. 74 74,291
Unified Womens Healthcare LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/20/27 .................. 1,546 1,546,387
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 2 Month + 4.00%),
5.00%
,
 01/08/27 .................. 2,503 2,513,476
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 08/13/26 . 2,449 2,454,590
22,990,576
Security
Par (000)
Par (000) Value
Health Care Technology — 0.1%
(a)
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.38%
,
 02/11/26 .................. USD 349 $ 350,118
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 2.50%),
3.50%
,
 03/01/24 .................. 3,003 2,999,745
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 06/02/28 .................. 6,967 6,980,377
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.09%
,
 08/27/25 . 5,684 5,690,764
16,021,004
Hotels, Restaurants & Leisure — 0.3%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.84%
,
 02/02/26 .................. 504 491,730
Aristocrat Leisure Ltd., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.75%
,
 10/19/24 ..... 1,521 1,522,651
Bally's Corp., Facility Term Loan B, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 10/02/28 . 2,070 2,067,412
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.84%
,
 12/23/24 .................. 6,396 6,363,392
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
3.59%
,
 07/21/25 .................. 5,103 5,106,410
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 2.38%
,
 07/21/26 . 2,091 2,082,798
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.09%
,
 11/30/23 .................. 1,953 1,948,103
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(c)
................ 312 335,493
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 10/04/23 . 2,934 2,917,920
Hilton Washington Dupont Hotel, Term
Loan, (LIBOR USD 1 Month + 0.00%),
0.00%
,
 12/31/00
(c)
................. 14,250 13,395,000
IRB Holding Corp., Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/15/27 ...... 4,490 4,486,882
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 3.75%
,
 02/05/25 ..... 2,679 2,671,360
Packers Holdings LLC, Term Loan, 03/09/28
(n)
5,155 5,132,588
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24 . 588 573,158
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.84%
,
 08/14/24 .................. 1,520 1,512,463
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%
,
 02/08/27 .................. 2,415 2,389,326
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 3.75%
,
 08/03/28 ..... 3,699 3,695,079
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 05/30/25 .................. 970 963,276
57,655,041

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 4.25%), 4.75%
,
 05/17/28 . USD 5,835 $ 5,817,169
Serta Simmons Bedding LLC, Term Loan
(LIBOR USD 1 Month + 7.50%),
8.50%, 08/10/23 ................ 1,927 1,876,441
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 3 Month + 3.25%),
4.00%
,
 10/30/27 .................. 1,311 1,313,360
9,006,970
Household Products — 0.0%
(a)
Pilot Travel Centers LLC, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.09%
,
 08/04/28 . 1,702 1,691,056
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 2.50%
,
 03/03/28 . 641 638,781
2,329,837
Independent Power and Renewable Electricity Producers — 0.0%
ExGen Renewables IV LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.50%
,
 12/15/27
(a)
1,565 1,566,083
Industrial Conglomerates — 0.0%
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.09%
,
 03/31/25
(a)
.... 3,476 3,440,203
Insurance — 0.4%
(a)
Alliant Holdings Intermediate LLC, Term Loan
(LIBOR USD 1 Month + 3.25%),
3.34%, 05/09/25 ................ 6,335 6,277,757
(LIBOR USD 1 Month + 3.75%),
4.25%, 11/05/27 ................ 1,833 1,829,831
Alliant Holdings Intermediate LLC, Term Loan
B4, 11/19/27
(n)
.................... 7,021 7,003,447
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 3.00%
,
 02/19/28 ..... 5,846 5,801,540
AssuredPartners, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
3.59%, 02/12/27 ................ 3,815 3,787,457
(LIBOR USD 1 Month + 3.50%),
4.00%, 02/12/27 ................ 1,384 1,379,013
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 5.34%
,
 01/31/28 . 3,051 3,038,460
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 5.34%
,
 01/20/29 . 2,713 2,700,005
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.13%), 3.21%
,
 11/03/23 ....... 2,916 2,907,818
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 3.09%
,
 11/03/24 ....... 2,683 2,661,852
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.34%
,
 12/23/26 ...... 2,393 2,367,835
Hub International Ltd., Term Loan, (LIBOR USD
3 Month + 2.75%), 2.85% - 2.87%
,
 04/25/25 1,620 1,600,799
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 04/25/25 . 9,081 9,069,725
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 09/01/27 . 2,280 2,280,540
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
3.34%, 12/31/25 ................ 5,746 5,684,927
(LIBOR USD 1 Month + 3.75%),
3.84%, 09/03/26 ................ 1,994 1,988,247
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 928 929,064
Security
Par (000)
Par (000) Value
Insurance (continued)
USI, Inc., Term Loan
(LIBOR USD 3 Month + 3.00%),
3.13%, 05/16/24 ................ USD 5,115 $ 5,074,276
(LIBOR USD 3 Month + 3.25%),
3.38%, 12/02/26 ................ 255 253,591
66,636,184
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2,
06/26/28
(n)
...................... 4,348 4,347,282
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 12/06/27 ...... 2,687 2,673,264
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 .................. 10,590 10,605,533
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 2.84%
,
 10/10/25 ..... 3,786 3,772,113
21,398,192
Internet & Direct Marketing Retail — 0.0%
(a)
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27 .................. 5,664 5,670,619
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 4.75%
,
 02/12/27
(c)
.......... 437 437,000
6,107,619
IT Services — 0.3%
(a)
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 09/19/24 .................. 5,118 5,110,397
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.25%
,
 09/19/25 .................. 805 814,201
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 10/30/26 .................. 6,540 6,500,673
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 2,963 3,037,816
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 . 5,307 5,299,495
Flexential Intermediate Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.33%
,
 08/01/25 .................. 1,409 1,298,633
Go Daddy Operating Co. LLC, Term Loan B4,
08/10/27
(n)
...................... 3,838 3,810,267
Maximus, Inc., Term Loan B, (LIBOR USD 6
Month + 2.00%), 2.50%
,
 05/28/28 ...... 1,561 1,558,481
Presidio Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.59% -
3.63%
,
 01/22/27 .................. 944 941,690
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.59%
,
 02/12/27 ............ 5,869 5,763,899
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.50%), 4.00%
,
 10/07/27 ............ 9,507 9,510,744
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 04/16/25 .................. 1,981 1,959,177
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 . 1,753 1,754,160
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.84%
,
 11/16/26 ..... 1,531 1,520,187
Virtusa Corp., Term Loan B, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 02/11/28 ....... 1,356 1,361,949

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
IT Services (continued)
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.09%
,
 02/28/27 ...... USD 3,358 $ 3,339,324
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 2.34%
,
 03/31/28 ........... 1,045 1,038,743
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.09%
,
 02/02/26 . 389 389,000
55,008,836
Life Sciences Tools & Services — 0.2%
(a)
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 11/21/24 .. 837 835,620
Avantor Funding, Inc., Term Loan B5,
11/08/27
(n)
...................... 3,879 3,875,755
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
2.50%
,
 02/22/28 .................. 2,942 2,942,352
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.50%
,
 02/04/27 .................. 7,148 7,177,259
Herens Holdco SARL, Facility Term Loan
B, (LIBOR USD 6 Month + 4.00%),
4.75%
,
 07/03/28 .................. 2,278 2,280,819
ICON plc, Term Loan
(LIBOR USD 3 Month + 2.50%),
3.00%, 07/03/28 ................ 4,753 4,752,189
(LIBOR USD 3 Month + 2.50%),
3.00%, 07/03/28 ................ 1,184 1,184,013
Iqvia, Inc., Term Loan B1, (LIBOR USD 1 Month
+ 1.75%), 1.84%
,
 03/07/24 ........... 1,996 1,992,494
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 10/19/27 .................. 1,701 1,703,992
Parexel International Corp., Term Loan,
08/11/28
(n)
...................... 3,532 3,534,437
PPD, Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.50%
,
 01/13/28 ............ 5,419 5,406,090
35,685,020
Machinery — 0.2%
(a)
Albion Financing 3 SARL, Term Loan,
07/31/26
(n)
...................... 1,873 1,858,952
ASP Blade Holdings, Inc., Term Loan,
10/13/28
(n)
...................... 1,427 1,428,784
Clark Equipment Co., Term Loan, (LIBOR USD
3 Month + 2.25%), 2.38%
,
 05/18/24 ..... 1,628 1,625,443
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.25%
,
 05/14/28 . 406 405,884
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 10/21/28 ..... 1,651 1,648,111
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 3.25%
,
 03/31/27 ..... 3,794 3,783,001
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 03/01/27 .................. 1,705 1,679,910
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 06/21/28 ...... 5,835 5,820,787
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.17%
,
 03/28/25 ..... 14,637 14,374,141
TK Elevator Midco GmbH, Facility Term Loan
B1, 07/30/27
(n)
.................... 5,610 5,616,620
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 2.83% - 2.84%
,
 03/02/27 5,755 5,712,173
43,953,806
Security
Par (000)
Par (000) Value
Media — 0.4%
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24
(a)
.... USD 6,209 $ 6,201,156
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.50%
,
 03/03/25
(a)
................. 8,447 7,620,021
AVSC Holding Corp., 1st Lien Term Loan B3,
5.00%
,
 10/15/26
(o)
................. 2,644 3,108,327
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 2.09%
,
 05/03/28
(a)
..... 1,244 1,233,384
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 04/30/25
(a)
................. 3,354 3,348,497
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 2 Month + 3.50%),
3.60% - 3.63%
,
 08/21/26
(a)
........... 13,702 13,473,143
CSC Holdings LLC, Term Loan
(a)
(LIBOR USD 1 Month + 2.25%),
2.34%, 07/17/25 ................ 2,682 2,617,735
(LIBOR USD 1 Month + 2.50%),
2.59%, 04/15/27 ................ 1,698 1,661,555
DirectV Financing LLC, Term Loan, (LIBOR
USD 3 Month + 5.00%), 5.75%
,
 08/02/27
(a)
5,618 5,621,193
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27
(a)
................. 1,746 1,744,725
Intelsat Jackson Holdings SA, Term Loan,
07/13/22
(a)(n)
..................... 563 567,000
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(a)
................. 310 312,582
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(a)
................. 6,329 6,070,381
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.34%
,
 03/24/25
(a)
................. 1,791 1,774,415
Midcontinent Communications, Term
Loan, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 08/15/26
(a)
................. 1,186 1,186,692
Nexstar Broadcasting, Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
2.59%
,
 09/18/26
(a)
................. 863 861,015
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(a)
5,968 5,949,977
Sinclair Television Group, Inc., Term Loan
B3, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 04/01/28
(a)
................. 684 673,748
Terrier Media Buyer, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.59%
,
 12/17/26
(a)
................. 1 505
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(a)(c)
... 4,660 4,648,644
Trader Interactive LLC, Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 07/28/28
(a)(c)
1,061 1,058,348
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.59%
,
 01/31/28
(a)
................. 1,717 1,698,213
71,431,256

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Metals & Mining — 0.1%
(a)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.62%
,
 07/31/25 .................. USD 1,942 $ 1,937,166
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 03/08/24 .................. 8,658 8,230,231
10,167,397
Oil, Gas & Consumable Fuels — 0.0%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25 ............ 2,183 2,382,483
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.13%
,
 02/07/25 . 2,173 2,163,346
Murphy Oil USA, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 2.25%
,
 01/31/28 . 911 912,559
5,458,388
Personal Products — 0.1%
(a)
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 3.50%
,
 06/02/28 ...... 2,366 2,370,518
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 10/01/26 .................. 11,318 11,336,676
13,707,194
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 05/04/25 .................. 2,904 2,876,334
Bausch Health Cos., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.09%
,
 06/02/25 . 5,478 5,464,070
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.07%
,
 11/15/27 .................. 1,609 1,585,660
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 05/05/28 . 2,956 2,959,287
Medical Solutions LLC, 2nd Lien Term Loan,
09/21/29
(c)(n)
..................... 1,349 1,342,255
Medical Solutions LLC, Delayed Draw Term
Loan, 11/01/28
(n)
.................. 487 487,544
Medical Solutions LLC, Term Loan, 11/01/28
(n)
2,558 2,559,604
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(n)
.............. 372 371,368
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/18/27 .................. 3,299 3,291,337
Prestige Brands, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 07/03/28 . 789 787,887
21,725,346
Professional Services — 0.1%
(a)
CoreLogic, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 06/02/28 . 7,641 7,635,269
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 02/06/26 .................. 10,466 10,418,950
Nielsen Finance LLC, Term Loan B4, (LIBOR
USD 1 Month + 2.00%), 2.09%
,
 10/04/23 . —
(p)
63
18,054,282
Road & Rail — 0.0%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.59%
,
 02/25/27
(a)
5,696 5,695,339
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.0%
(a)(n)
MKS Instruments, Inc., Term Loan, 10/20/28 .. USD 3,708 $ 3,703,365
Synaptics, Inc., Term Loan, 10/20/28 ....... 835 836,303
4,539,668
Software — 0.9%
(a)
Barracuda Networks, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 02/12/25 .................. 5,667 5,671,192
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 3.88%
,
 10/02/25 . 5,695 5,653,206
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.25%
,
 10/08/28 . 6,622 6,605,445
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 6.50%
,
 10/08/29
(c)
2,431 2,431,000
ConnectWise LLC, Term Loan, (LIBOR USD 3
Month + 3.50%), 4.00%
,
 09/29/28 ...... 828 826,816
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27 . 6,798 6,784,516
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28 . 779 785,816
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 2
Month + 4.75%), 5.75%
,
 09/29/23 ...... 1,711 1,687,566
E2open LLC, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.00%
,
 02/04/28 ........... 448 448,188
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27 .................. 11,344 11,366,999
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.92%
,
 03/11/28 .................. 8,999 8,958,732
Instructure Holdings, Inc., Term Loan B,
10/30/28
(c)(n)
..................... 1,047 1,045,691
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.00%),
5.75%
,
 07/27/28 .................. 7,655 7,597,588
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
9.00%
,
 07/27/29 .................. 4,649 4,602,510
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.84%
,
 09/30/24 ...... 3,366 3,368,082
MH Sub I LLC, 1st Lien Term Loan
(LIBOR USD 1 Month + 3.50%),
3.59%, 09/13/24 ................ 10,572 10,529,274
(LIBOR USD 1 Month + 3.75%),
4.75%, 09/13/24 ................ 5,657 5,666,089
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.34%
,
 02/23/29 . 4,512 4,569,799
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27 . 2,130 2,136,448
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 12/17/27 .................. 7,306 7,316,983
Project Alpha Intermediate Holding, Inc., Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.09%
,
 04/26/24 .................. 1,460 1,457,529
Proofpoint, Inc., 1st Lien Term Loan, 08/31/28
(n)
4,280 4,260,526
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 04/24/28 . 17,783 17,740,644
Sabre GLBL, Inc., Term Loan B1, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 12/17/27 ..... 750 747,023
Sabre GLBL, Inc., Term Loan B2, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 12/17/27 ..... 1,195 1,190,799

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Software (continued)
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 08/01/25 .................. USD 7,658 $ 7,632,482
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 04/16/25 .................. 1,505 1,488,672
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.34%
,
 03/03/28 .................. 5,559 5,568,665
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 1 Month + 3.75%),
3.84%, 05/04/26 ................ 9,062 9,071,842
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 ................ 6,799 6,806,635
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 6.75%), 7.50%
,
 05/03/27 ...... 2,831 2,878,193
156,894,950
Specialty Retail — 0.1%
(a)
Belron Finance US LLC, Term Loan, (LIBOR
USD 3 Month + 2.25%), 2.38%
,
 11/13/25 .. 1,307 1,300,505
EG Group Ltd., Facility Term Loan, 03/31/26
(n)
3,809 3,803,637
MED ParentCo. LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.34%
,
 08/31/26 . 2,064 2,057,489
Optiv, Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 02/01/24 ...... 1,825 1,801,211
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ....... 11,350 11,353,641
Restoration Hardware, Inc., Term Loan,
10/20/28
(n)
...................... 1,532 1,530,085
RVR Dealership Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 02/08/28 .................. 1,170 1,166,586
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/21/27 .................. 696 695,943
23,709,097
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, Term Loan B, (LIBOR USD 1
Month + 2.50%), 2.59%
,
 07/27/28 ...... 7,061 7,002,432
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24 . 1,581 1,564,768
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 . 5,148 4,562,062
13,129,262
Transportation Infrastructure — 0.0%
(a)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.50%
,
 09/22/28 .................. 1,033 1,030,417
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.25%
,
 09/21/29 .................. 421 426,612
1,457,029
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.43%
,
 05/27/24 .................. 3,706 3,612,919
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 04/30/28 .................. 6,307 6,310,135
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 06/02/28 .................. USD 860 $ 861,192
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 04/11/25 .. 1,693 1,678,090
12,462,336
Total Floating Rate Loan Interests — 7.3%
(Cost: $1,335,826,439) ............................ 1,337,571,107
Foreign Agency Obligations — 0.5%
Chile — 0.0%
Corp. Nacional del Cobre de Chile, 3.75%
,
01/15/31
(b)
...................... 1,175 1,246,675
China — 0.0%
Industrial & Commercial Bank of China Ltd.,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.37%), 3.20%
(a)
(d)(k)
........................... 3,620 3,645,521
Colombia — 0.1%
Ecopetrol SA
5.38%, 06/26/26 .................. 4,642 5,020,033
4.63%, 11/02/31 .................. 4,060 4,029,550
9,049,583
Dominican Republic — 0.0%
Banco de Reservas de la Republica
Dominicana, 7.00%
,
02/01/23
(d)
........ 3,817 4,004,271
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(d)
.......... EUR 1,000 1,186,750
France — 0.1%
Electricite de France SA
(a)(d)(k)
(EUR Swap Annual 5 Year + 3.37%), 2.87% 600 709,712
(EUR Swap Annual 5 Year + 3.20%), 3.00% 1,000 1,187,319
(EUR Swap Annual 5 Year + 4.00%), 3.38% 3,000 3,604,743
5,501,774
Greece — 0.0%
Public Power Corp. SA, 3.38%
,
07/31/28
(d)
... 495 580,574
Indonesia — 0.1%
(d)
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 .................. USD 2,933 2,963,569
Pertamina Persero PT, 3.10%
,
08/27/30 .... 4,972 5,047,127
8,010,696
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA
(d)
3.63%, 09/24/24 .................. EUR 100 118,629
2.63%, 04/28/25 .................. 725 845,750
1.88%, 01/09/26 .................. 100 114,113
Poste Italiane SpA, (EURIBOR Swap Rate 5
Year + 2.68%), 2.62%
(a)(d)(k)
........... 1,275 1,431,525
2,510,017
Mexico — 0.1%
Petroleos Mexicanos
6.50%, 03/13/27 .................. USD 5,226 5,551,318
6.84%, 01/23/30 .................. 5,358 5,589,734
5.95%, 01/28/31 .................. 7,374 7,237,581
6.35%, 02/12/48 .................. 2,084 1,768,795
7.69%, 01/23/50 .................. 2,900 2,769,500
22,916,928

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(d)
.......... USD 3,380 $ 3,291,647
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA
(b)
4.00%, 08/11/41 .................. 5,506 5,539,724
5.13%, 08/11/61 .................. 2,565 2,672,890
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
.............. 2,960 3,004,400
11,217,014
Qatar — 0.0%
Qatar Petroleum, 3.30%
,
07/12/51
(b)
....... 4,029 4,120,912
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.
(b)
1.25%, 11/24/23 .................. 330 330,413
2.25%, 11/24/30 .................. 4,020 3,887,591
4,218,004
Total Foreign Agency Obligations — 0.5%
(Cost: $79,989,679) ............................... 81,500,366
Foreign Government Obligations — 1.6%
Bahrain — 0.1%
Kingdom of Bahrain
7.00%, 01/26/26
(d)
................. 3,392 3,761,516
4.25%, 01/25/28
(b)
................. 2,115 2,076,005
7.38%, 05/14/30
(d)
................. 3,856 4,289,318
10,126,839
Brazil — 0.1%
Federative Republic of Brazil
6.00%, 04/07/26 .................. 2,272 2,549,326
4.63%, 01/13/28 .................. 6,631 6,812,524
3.88%, 06/12/30 .................. 10,649 9,935,517
19,297,367
Chile — 0.0%
Republic of Chile
2.55%, 07/27/33 .................. 3,955 3,822,507
3.10%, 05/07/41 .................. 3,175 3,092,450
3.50%, 01/25/50 .................. 1,050 1,065,947
7,980,904
Colombia — 0.1%
Republic of Colombia
8.13%, 05/21/24 .................. 4,414 5,089,342
3.88%, 04/25/27 .................. 2,562 2,660,957
4.50%, 03/15/29 .................. 3,308 3,497,796
3.00%, 01/30/30 .................. 5,589 5,291,386
3.25%, 04/22/32 .................. 2,205 2,058,368
4.13%, 05/15/51 .................. 1,110 970,071
19,567,920
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(d)
................. 2,355 2,623,617
4.50%, 01/30/30
(b)
................. 4,407 4,453,274
4.88%, 09/23/32
(b)
................. 4,650 4,723,528
5.30%, 01/21/41
(d)
................. 1,898 1,887,086
6.40%, 06/05/49
(d)
................. 3,800 4,027,525
17,715,030
Egypt — 0.1%
Arab Republic of Egypt
6.13%, 01/31/22
(b)
................. 1,915 1,924,575
6.13%, 01/31/22
(d)
................. 1,155 1,160,775
Security
Par (000)
Par (000) Value
Egypt (continued)
5.88%, 06/11/25
(d)
................. USD 3,568 $ 3,649,395
5.25%, 10/06/25
(b)
................. 4,455 4,471,706
7.60%, 03/01/29
(d)
................. 4,215 4,220,269
5.88%, 02/16/31
(b)
................. 695 624,631
6.38%, 04/11/31
(b)
................. EUR 4,285 4,625,293
20,676,644
Ghana — 0.0%
Republic of Ghana
6.38%, 02/11/27
(d)
................. USD 1,614 1,436,460
8.63%, 04/07/34
(b)
................. 4,970 4,348,750
5,785,210
Guatemala — 0.0%
Republic of Guatemala, 4.65%
,
10/07/41
(b)
... 1,120 1,137,150
Hungary — 0.0%
Hungary Government Bond, 3.13%
,
09/21/51
(b)
2,500 2,429,656
Indonesia — 0.1%
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
(d)
6.15%, 05/21/48 .................. 2,900 3,576,744
4.88%, 07/17/49 .................. 1,800 1,917,338
Republic of Indonesia
4.75%, 01/08/26
(d)
................. 4,508 5,072,345
3.50%, 01/11/28 .................. 1,220 1,317,066
4.10%, 04/24/28 .................. 4,070 4,528,638
4.75%, 02/11/29 .................. 1,527 1,767,671
5.13%, 01/15/45
(d)
................. 5,000 6,069,300
24,249,102
Israel — 0.0%
State of Israel Government Bond, 2.75%
,
07/03/30 ....................... 2,503 2,642,229
Mexico — 0.1%
United Mexican States
4.50%, 04/22/29 .................. 5,024 5,624,682
4.75%, 03/08/44 .................. 2,402 2,632,892
4.35%, 01/15/47 .................. 8,830 9,132,428
4.50%, 01/31/50 .................. 2,560 2,686,880
20,076,882
Mongolia — 0.0%
State of Mongolia, 5.13%
,
04/07/26
(d)
...... 4,067 4,219,960
Morocco — 0.1%
Kingdom of Morocco
(b)
3.00%, 12/15/32 .................. 5,575 5,284,055
4.00%, 12/15/50 .................. 5,807 5,220,856
10,504,911
Nigeria — 0.0%
Federal Republic of Nigeria, 7.88%
,
02/16/32
(d)
2,501 2,538,202
Oman — 0.0%
Oman Sovereign Sukuk Co., 4.88%
,
06/15/30
(b)
1,170 1,251,534
Pakistan — 0.0%
Islamic Republic of Pakistan
(d)
6.00%, 04/08/26 .................. 1,925 1,930,024
7.38%, 04/08/31 .................. 2,265 2,290,731
4,220,755
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 .................. 1,187 1,285,892
2.25%, 09/29/32 .................. 2,733 2,572,095
4.50%, 05/15/47 .................. 4,610 5,093,474

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Panama (continued)
4.50%, 04/01/56 .................. USD 1,320 $ 1,451,422
10,402,883
Paraguay — 0.1%
Republic of Paraguay
5.00%, 04/15/26
(d)
................. 4,144 4,588,962
4.95%, 04/28/31
(b)
................. 5,265 5,896,142
2.74%, 01/29/33
(b)
................. 5,498 5,273,957
5.40%, 03/30/50
(b)
................. 4,031 4,549,487
5.40%, 03/30/50
(d)
................. 2,075 2,341,897
22,650,445
Peru — 0.1%
Peru Government Bond, 1.86%
,
12/01/32 ... 2,600 2,361,613
Republic of Peru
7.35%, 07/21/25 .................. 2,094 2,515,810
4.13%, 08/25/27 .................. 3,060 3,352,230
3.00%, 01/15/34 .................. 1,065 1,053,285
3.30%, 03/11/41 .................. 2,230 2,178,710
3.60%, 01/15/72 .................. 1,371 1,314,789
12,776,437
Philippines — 0.1%
Republic of Philippines
3.75%, 01/14/29 .................. 5,221 5,815,868
2.95%, 05/05/45 .................. 4,573 4,470,965
10,286,833
Qatar — 0.1%
State of Qatar
4.50%, 04/23/28
(d)
................. 4,627 5,316,134
4.00%, 03/14/29
(b)
................. 6,825 7,686,656
13,002,790
Romania — 0.0%
Romania Government Bond
3.00%, 02/14/31
(b)
................. 4,944 4,969,647
4.00%, 02/14/51
(d)
................. 2,552 2,568,428
7,538,075
Russia — 0.0%
Russian Federation, 4.25%
,
06/23/27
(d)
..... 4,600 5,101,400
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.00%, 04/17/25
(d)
................. 3,327 3,618,112
3.63%, 03/04/28
(d)
................. 2,470 2,687,360
4.38%, 04/16/29
(b)
................. 7,447 8,511,921
14,817,393
South Africa — 0.0%
Republic of South Africa, 4.88%
,
04/14/26 ... 2,503 2,663,036
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
(d)
6.85%, 03/14/24 .................. 4,647 3,034,491
6.35%, 06/28/24 .................. 4,812 3,137,725
7.85%, 03/14/29 .................. 4,744 2,986,644
7.55%, 03/28/30 .................. 3,722 2,330,437
11,489,297
Ukraine — 0.1%
Ukraine Government Bond
8.99%, 02/01/24
(d)
................. 3,160 3,450,720
9.75%, 11/01/28
(d)
................. 3,073 3,559,495
7.25%, 03/15/33
(b)
................. 1,548 1,573,445
8,583,660
Security
Par (000)
Par (000) Value
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%
,
10/27/27 USD 4,449 $ 5,073,676
Total Foreign Government Obligations — 1.6%
(Cost: $296,289,907) .............................. 298,806,220
Shares
Shares
Investment Companies — 3.1%
iShares 1-5 Year Investment Grade Corporate
Bond ETF
(q)
..................... 810,949 44,034,531
iShares Core Dividend Growth ETF
(q)
...... 3,100,737 164,742,157
iShares iBoxx $ High Yield Corporate Bond
ETF
(g)(q)
........................ 4,111,785 357,437,470
MPLX LP ......................... 63,178 1,902,921
Western Midstream Partners LP .......... 26,982 573,367
Total Investment Companies — 3.1%
(Cost: $541,931,251) .............................. 568,690,446
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities — 5.3%
Collateralized Mortgage Obligations — 1.4%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 2.75%, 11/25/35 1,762 1,644,417
Series 2005-8, Class 7A2, (LIBOR USD 1
Month + 0.56%), 0.65%, 11/25/35 .... 956 954,487
Series 2005-9, Class 5A1, (LIBOR USD 1
Month + 0.54%), 0.63%, 11/25/35 .... 801 810,973
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 1.73%, 06/25/35
(a)
.... 467 447,993
Series 2005-36, Class 2A1A, (LIBOR USD 1
Month + 0.62%), 0.71%, 08/25/35
(a)
... 1,459 1,331,948
Series 2005-61, Class 1A1, (LIBOR USD 1
Month + 0.52%), 0.61%, 12/25/35
(a)
... 195 192,105
Series 2005-63, Class 3A3, 2.88%,
11/25/35
(a)
.................... 2,151 2,114,938
Series 2005-63, Class 5A1, 3.35%,
12/25/35
(a)
.................... 77 75,651
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ..................... 60 60,163
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 0.69%, 01/25/36
(a)
... 2,291 2,200,524
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.00%), 1.09%,
02/25/36
(a)
.................... 4,513 4,316,846
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ..................... 725 570,928
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 1,082 786,899
Series 2006-20CB, Class A9, 6.00%,
07/25/36 ..................... 509 329,599
Series 2006-2CB, Class A6, 5.50%,
03/25/36 ..................... 787 487,463
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ..................... 2,872 1,819,439
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ..................... 1,875 1,427,903
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ..................... 899 674,789
Series 2006-9T1, Class A7, 6.00%, 05/25/36 340 208,458

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-J7, Class 2A1, (Cost of Funds
for the 11th District of San Francisco +
1.50%), 1.74%, 11/20/46
(a)
......... USD 4,203 $ 3,212,954
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,358 847,074
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 1.82%,
11/25/46
(a)
.................... 5,683 4,949,254
Series 2006-OA14, Class 2A1, (LIBOR USD
1 Month + 0.38%), 0.47%, 11/25/46
(a)
.. 4,608 4,157,100
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 0.94%,
11/25/46
(a)
.................... 7,972 7,276,624
Series 2006-OA16, Class A2, (LIBOR USD 1
Month + 0.38%), 0.47%, 10/25/46
(a)
... 362 353,786
Series 2006-OA2, Class A1, (LIBOR USD 1
Month + 0.42%), 0.51%, 05/20/46
(a)
... 1,501 1,364,831
Series 2006-OA3, Class 2A1, (LIBOR USD 1
Month + 0.42%), 0.51%, 05/25/36
(a)
... 8,115 7,491,218
Series 2006-OA8, Class 1A1, (LIBOR USD 1
Month + 0.38%), 0.47%, 07/25/46
(a)
... 10,986 10,038,848
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ..................... 1,986 1,341,687
Series 2007-12T1, Class A5, 6.00%,
06/25/37 ..................... 441 306,426
Series 2007-15CB, Class A7, 6.00%,
07/25/37 ..................... 278 228,530
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ..................... 251 199,544
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,247 884,975
Series 2007-19, Class 1A8, 6.00%, 08/25/37 607 430,576
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,275 2,171,670
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ..................... 501 328,316
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 ..................... 3,269 2,162,031
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 ..................... 561 371,119
Series 2007-AL1, Class A1, (LIBOR USD 1
Month + 0.25%), 0.34%, 06/25/37
(a)
... 6,608 5,831,226
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,634 940,905
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.38%), 1.47%,
11/25/47
(a)
.................... 1,729 1,594,858
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.37%, 04/25/47
(a)
... 10,618 9,753,626
Series 2007-OA4, Class A1, (LIBOR USD 1
Month + 0.17%), 0.26%, 05/25/47
(a)
... 4,054 3,872,385
Series 2007-OA8, Class 2A1, (LIBOR USD 1
Month + 0.36%), 0.45%, 06/25/47
(a)
... 9,133 7,451,371
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 ... 1,129 889,618
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.97%), 1.06%, 10/25/46
(a)
.... 11,046 10,643,862
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 1.03%,
10/25/46
(a)
.................... 5,168 4,217,746
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(e)
.................... 705 683,316
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 347 340,674
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-D, Class 6A1, 2.81%, 05/20/36 USD 323 $ 330,228
Series 2007-D, Class 1A1, (LIBOR USD 1
Month + 0.42%), 0.51%, 06/20/47 .... 1,253 1,148,358
Banc of America Mortgage Trust, Series 2004-
L, Class 4A1, 2.45%, 01/25/35
(a)
........ 2 1,766
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (LIBOR USD 1 Month + 0.44%),
0.53%, 04/25/36
(a)
................. 5,124 6,585,117
Bear Stearns Asset-Backed Securities I Trust
(e)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 ..................... 734 662,000
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ..................... 983 854,601
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (LIBOR USD 1
Month + 0.17%), 0.26%, 03/25/37 .... 1,306 1,246,404
Series 2007-AR3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.23%, 03/25/37 .... 1,889 1,818,332
Series 2007-AR4, Class 1A1, (LIBOR USD 1
Month + 0.20%), 0.29%, 09/25/47 .... 2,209 2,204,570
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (LIBOR USD 1
Month + 0.27%), 0.36%, 04/25/35
(a)
... 1,066 1,025,683
Series 2005-9, Class 1A1, (LIBOR USD 1
Month + 0.60%), 0.69%, 05/25/35
(a)
... 3,042 2,549,130
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 1.05%,
04/25/46
(a)
.................... 2,703 1,063,419
Series 2007-21, Class 1A1, 6.25%, 02/25/38 155 107,754
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 667 368,433
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 1,019 562,602
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 .... 76 75,812
Credit Suisse Mortgage Capital Certificates,
Series 2008-2R, Class 1A1, 6.00%,
07/25/37
(b)
...................... 496 474,708
CSMC Trust, Series 2011-4R, Class 1A2,
(LIBOR USD 1 Month + 1.50%), 1.59%,
09/27/37
(a)(b)
..................... 5,935 5,508,897
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (LIBOR USD 1
Month + 0.19%), 0.28%, 08/25/47
(a)
..... 12,667 12,177,327
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 2.17%,
02/25/37
(a)
...................... 1,264 928,196
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.13%, 05/25/35
(a)
...... 36 35,338
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (LIBOR USD
1 Month + 0.17%), 0.26%, 02/25/36 ... 3,798 3,686,718
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 2.00%), 2.09%,
03/25/36 ..................... 1,431 1,426,596
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 0.59%,
10/25/35
(a)
...................... 1,695 1,692,755
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 683 668,798
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,219 1,108,270
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 2.83%,
08/25/37 ..................... 116 102,168
Series 2007-AR15, Class 2A1, 3.08%,
08/25/37 ..................... 535 464,806

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Lehman XS Trust, Series 2007-20N, Class A1,
(LIBOR USD 1 Month + 1.15%), 1.24%,
12/25/37
(a)
...................... USD 8,443 $ 8,913,871
Loan Revolving Advance Investment Trust
(a)(b)
Series 2021-1, Class A1X, (LIBOR USD 1
Month + 2.75%), 2.84%, 12/31/22 .... 8,570 8,570,000
Series 2021-2, Class A1X, (LIBOR USD 1
Month + 2.75%), 2.84%, 06/30/23 .... 11,430 11,430,000
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 2.56%,
12/25/35 ..................... 492 483,220
Series 2006-1, Class 2A1, 2.00%, 02/25/36 367 387,527
Prima Capital CRE Securitization Ltd.
(b)(c)
Series 2015-4A, Class C, 4.00%, 08/24/49 . 3,210 3,153,825
Series 2016-6A, Class C, 4.00%, 08/24/40 . 16,500 16,534,650
Prime Mortgage Trust
(b)
Series 2006-DR1, Class 1A2, 6.00%,
05/25/35 ..................... 1 1,158
Series 2006-DR1, Class 2A1, 5.50%,
05/25/35 ..................... 411 395,636
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 .................. 192 187,128
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 ... 321 173,416
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 .................. 41 39,229
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 3.09%,
04/25/47
(a)
...................... 239 149,805
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR2, Class A1, (LIBOR USD 1
Month + 0.46%), 0.55%, 02/25/36 .... 1,024 965,900
Series 2006-AR4, Class 3A1, (LIBOR USD 1
Month + 0.38%), 0.47%, 06/25/36 .... 7,963 7,554,059
Series 2006-AR6, Class 2A1, (LIBOR USD 1
Month + 0.38%), 0.47%, 07/25/46 .... 10,352 8,838,307
Series 2007-AR4, Class GA4B, (LIBOR USD
1 Month + 0.18%), 0.27%, 09/25/47 ... 2,251 2,314,896
WaMu Mortgage Pass-Through Certificates
Trust
(a)
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.75%), 0.84%,
06/25/47 ..................... 6,126 5,943,814
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.81%), 0.90%,
07/25/47 ..................... 3,374 3,061,380
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-8, Class A5, 6.13%, 10/25/36
(e)
1,143 566,579
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.98%), 1.07%,
06/25/46
(a)
.................... 4,532 3,318,349
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 0.94%,
10/25/46
(a)
.................... 5,365 4,894,136
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.72%), 0.81%,
12/25/46
(a)
.................... 4,951 4,425,917
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.84%), 0.93%,
05/25/47
(a)
.................... USD 3,097 $ 2,852,183
258,825,444
Commercial Mortgage-Backed Securities — 3.8%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.66%, 06/05/37
(a)(b)
.......... 7,780 7,810,822
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.21%, 09/15/34
(a)(b)
.......... 29,015 28,887,099
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.19%, 04/15/35
(a)(b)
................ 3,467 3,432,207
Atrium Hotel Portfolio Trust
(a)(b)
Series 2017-ATRM, Class D, (LIBOR USD 1
Month + 1.95%), 2.04%, 12/15/36 .... 11,310 11,153,581
Series 2017-ATRM, Class E, (LIBOR USD 1
Month + 3.05%), 3.14%, 12/15/36 .... 1,490 1,433,715
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 1.59%, 11/15/32 .... 3,225 2,817,360
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 2.09%, 11/15/32 .... 3,965 3,287,937
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.79%, 09/15/34 .... 11,982 11,907,311
Barclays Commercial Mortgage Trust, Series
2019-C3, Class C, 4.18%, 05/15/52 ..... 3,442 3,728,093
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (LIBOR USD 1
Month + 0.47%), 0.55%, 08/25/35 .... 3,404 3,279,000
Series 2005-3A, Class A1, (LIBOR USD 1
Month + 0.48%), 0.57%, 11/25/35 .... 760 726,599
Series 2007-1, Class A1, (LIBOR USD 1
Month + 0.22%), 0.31%, 03/25/37 .... 2,661 2,574,747
Series 2007-3, Class A2, (LIBOR USD 1
Month + 0.29%), 0.38%, 07/25/37 .... 3,911 3,722,561
Series 2007-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.54%, 09/25/37 .... 1,036 996,670
Series 2007-6A, Class A4A, (LIBOR USD 1
Month + 1.50%), 1.59%, 12/25/37 .... 2,150 2,116,623
BBCMS Mortgage Trust
(a)(b)
Series 2017-DELC, Class E, (LIBOR USD 1
Month + 2.50%), 2.59%, 08/15/36 .... 2,710 2,693,105
Series 2017-DELC, Class F, (LIBOR USD 1
Month + 3.50%), 3.59%, 08/15/36 .... 1,800 1,786,438
Series 2018-CHRS, Class E, 4.27%,
08/05/38 ..................... 1,750 1,544,802
BB-UBS Trust, Series 2012-SHOW, Class E,
4.03%, 11/05/36
(a)(b)
................ 2,672 2,275,181
Benchmark Mortgage Trust
(a)
Series 2018-B3, Class D, 3.06%, 04/10/51
(b)
1,250 1,161,103
Series 2018-B7, Class C, 4.86%, 05/15/53 . 4,770 5,270,839
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 3.79%, 10/15/35
(a)(b)
3,600 3,604,505
BPR Trust, Series 2021-TY, Class E, (LIBOR
USD 1 Month + 3.60%), 3.68%, 09/15/38
(a)(b)
4,495 4,497,821
BWAY Mortgage Trust
(b)
Series 2013-1515, Class D, 3.63%, 03/10/33 3,600 3,720,626
Series 2013-1515, Class E, 3.72%, 03/10/33 2,000 2,043,397
BX Commercial Mortgage Trust
(a)(b)
Series 2018-IND, Class G, (LIBOR USD 1
Month + 2.05%), 2.14%, 11/15/35 .... 10,150 10,124,510

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-IND, Class H, (LIBOR USD 1
Month + 3.00%), 3.09%, 11/15/35 .... USD 11,550 $ 11,589,481
Series 2019-XL, Class G, (LIBOR USD 1
Month + 2.30%), 2.39%, 10/15/36 .... 6,375 6,358,995
Series 2019-XL, Class J, (LIBOR USD 1
Month + 2.65%), 2.74%, 10/15/36 .... 14,288 14,252,935
Series 2020-BXLP, Class G, (LIBOR USD 1
Month + 2.50%), 2.59%, 12/15/36 .... 6,368 6,335,891
Series 2020-FOX, Class E, (LIBOR USD 1
Month + 3.60%), 3.69%, 11/15/32 .... 5,625 5,626,854
Series 2021-21M, Class E, (LIBOR USD 1
Month + 2.17%), 2.26%, 10/15/36 .... 11,186 11,081,157
Series 2021-NWM, Class A, (LIBOR USD 1
Month + 0.91%), 1.00%, 02/15/33
(c)
... 14,812 14,812,000
Series 2021-NWM, Class B, (LIBOR USD 1
Month + 2.15%), 2.24%, 02/15/33
(c)
... 8,685 8,685,000
Series 2021-NWM, Class C, (LIBOR USD 1
Month + 4.25%), 4.34%, 02/15/33
(c)
... 5,735 5,735,000
Series 2021-SOAR, Class G, (LIBOR USD 1
Month + 2.80%), 2.89%, 06/15/38 .... 11,180 11,137,943
Series 2021-SOAR, Class J, (LIBOR USD 1
Month + 3.75%), 3.84%, 06/15/38 .... 8,800 8,778,181
Series 2021-VINO, Class F, (LIBOR USD 1
Month + 2.80%), 2.89%, 05/15/38 .... 18,644 18,655,695
Series 2021-XL2, Class F, (LIBOR USD 1
Month + 2.24%), 2.34%, 10/15/36 .... 13,980 13,936,475
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (LIBOR USD 1
Month + 3.14%), 3.22%, 10/15/36 .... 13,310 13,251,666
Series 2021-LBA, Class GJV, (LIBOR USD 1
Month + 3.00%), 3.09%, 02/15/36 .... 11,900 11,885,495
Series 2021-LBA, Class GV, (LIBOR USD 1
Month + 3.00%), 3.09%, 02/15/36 .... 8,900 8,889,152
Series 2021-MFM1, Class E, (LIBOR USD 1
Month + 2.25%), 2.34%, 01/15/34 .... 4,680 4,679,995
Series 2021-MFM1, Class F, (LIBOR USD 1
Month + 3.00%), 3.09%, 01/15/34 .... 7,240 7,258,136
Series 2021-SDMF, Class J, (LIBOR USD 1
Month + 4.03%), 4.12%, 09/15/34 .... 1,259 1,253,521
Series 2021-VIEW, Class E, (LIBOR USD 1
Month + 3.60%), 3.69%, 06/15/23 .... 9,532 9,531,976
BXP Trust
(a)(b)
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 6,800 7,096,865
Series 2017-CC, Class E, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 10,985 11,091,448
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class C, 4.85%, 05/10/58
(a)
3,330 3,598,956
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
.................... 3,600 3,702,307
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
.................... 2,100 2,159,694
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.07%,
03/10/47
(a)
.................... 2,278 2,421,538
Series 2015-GC27, Class C, 4.42%,
02/10/48
(a)
.................... 2,267 2,357,571
Series 2016-C1, Class C, 4.95%, 05/10/49
(a)
2,870 3,101,908
Series 2016-C1, Class D, 4.95%, 05/10/49
(a)
(b)
.......................... 980 992,678
Series 2016-GC37, Class C, 4.93%,
04/10/49
(a)
.................... 2,640 2,805,163
Series 2016-GC37, Class D, 2.79%,
04/10/49
(b)
.................... 3,446 3,118,555
Series 2016-P3, Class C, 4.89%, 04/15/49
(a)
1,271 1,321,525
Series 2018-C6, Class C, 5.07%, 11/10/51
(a)
3,976 4,448,842
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust
Series 2013-300P, Class D, 4.39%,
08/10/30
(a)(b)
................... USD 3,000 $ 3,076,257
Series 2013-GAM, Class E, 3.42%,
02/10/28
(a)(b)
................... 5,000 4,716,264
Series 2014-CR15, Class C, 4.72%,
02/10/47
(a)
.................... 2,050 2,171,677
Series 2015-CR23, Class B, 4.18%,
05/10/48
(a)
.................... 9,520 10,061,667
Series 2015-LC19, Class C, 4.23%,
02/10/48
(a)
.................... 6,513 6,847,949
Series 2015-LC19, Class D, 2.87%,
02/10/48
(b)
.................... 1,580 1,531,286
Series 2015-LC21, Class C, 4.33%,
07/10/48
(a)
.................... 6,010 6,311,606
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)(b)
................... 3,200 3,072,044
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
.................... 709 661,428
Series 2018-HCLV, Class B, (LIBOR USD 1
Month + 1.40%), 1.49%, 09/15/33
(a)(b)
.. 2,500 2,474,901
Credit Suisse Mortgage Capital Certificates,
Series 2021-980M, Class E, 3.54%,
07/15/31
(a)(b)
..................... 1,450 1,370,217
CSAIL Commercial Mortgage Trust
(a)
Series 2016-C6, Class C, 4.92%, 01/15/49 3,950 4,150,475
Series 2018-C14, Class D, 4.89%,
11/15/51
(b)
.................... 2,545 2,658,726
CSMC Trust, Series 2020-FACT, Class E,
(LIBOR USD 1 Month + 4.86%), 4.95%,
10/15/37
(a)(b)
..................... 4,661 4,780,420
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (LIBOR USD 1 Month + 2.00%),
2.09%, 05/15/35
(a)(b)
................ 5,077 5,067,266
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class E, (LIBOR USD 1
Month + 0.00%), 3.53%, 10/10/34 .... 10,428 10,491,362
Series 2017-BRBK, Class F, 3.53%,
10/10/34 ..................... 2,890 2,859,914
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR USD 1
Month + 2.25%), 2.34%, 07/15/38 .... 10,097 10,122,763
Series 2021-ESH, Class E, (LIBOR USD 1
Month + 2.85%), 2.94%, 07/15/38 .... 6,536 6,568,760
Series 2021-ESH, Class F, (LIBOR USD 1
Month + 3.70%), 3.79%, 07/15/38 .... 6,823 6,856,700
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class J, 5.86%, 05/03/32
(b)
...... 1,500 1,564,808
GS Mortgage Securities Trust
Series 2015-GC32, Class C, 4.42%,
07/10/48
(a)
.................... 1,075 1,130,843
Series 2015-GC32, Class D, 3.35%,
07/10/48 ..................... 1,162 1,100,757
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)
.................... 2,749 2,521,129
Series 2017-GS7, Class E, 3.00%,
08/10/50
(b)
.................... 1,260 1,114,183
Harvest Commercial Capital Loan Trust
(a)(b)
Series 2019-1, Class M4, 4.64%, 09/25/46 . 3,150 3,009,474
Series 2019-1, Class M5, 5.73%, 09/25/46 . 2,000 1,928,320
HONO Mortgage Trust, Series 2021-LULU,
Class F, (LIBOR USD 1 Month + 4.40%),
4.50%, 10/15/36
(a)(b)
................ 2,157 2,156,582
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.11%,
12/15/48
(a)(b)
..................... 1,898 1,853,818

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
JPMCC Commercial Mortgage Securities
Trust
(a)
Series 2017-JP5, Class C, 3.85%, 03/15/50 USD 5,137 $ 5,318,385
Series 2017-JP5, Class D, 4.60%,
03/15/50
(b)
.................... 4,542 4,575,846
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class C, 4.51%, 03/15/50
(a)
1,486 1,449,926
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)
Series 2015-JP1, Class D, 4.23%, 01/15/49 5,750 5,537,969
Series 2019-OSB, Class E, 3.78%,
06/05/39
(b)
.................... 2,800 2,893,382
KNDL Mortgage Trust, Series 2019-KNSQ,
Class E, (LIBOR USD 1 Month + 1.80%),
1.89%, 05/15/36
(a)(b)
................ 12,751 12,739,366
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 2.44%,
03/15/38
(a)(b)
..................... 10,938 10,931,427
LSTAR Commercial Mortgage Trust, Series
2017-5, Class C, 4.87%, 03/10/50
(a)(b)
.... 3,375 3,406,028
LUXE Trust, Series 2021-TRIP, Class E,
(LIBOR USD 1 Month + 2.75%), 2.85%,
10/15/38
(a)(b)
..................... 3,670 3,669,996
MAD Mortgage Trust, Series 2017-330M, Class
D, 3.98%, 08/15/34
(a)(b)
.............. 3,305 3,356,434
Med Trust
(a)(b)
Series 2021-MDLN,  (LIBOR USD 1 Month +
0.00%), 0.00%, 11/15/26 ........... 25,270 25,270,000
Series 2021-MDLN, Class F, (LIBOR USD 1
Month + 4.00%), 4.10%, 11/15/26 .... 13,800 13,800,000
MHP, Series 2021-STOR, Class J, (LIBOR USD
1 Month + 3.95%), 4.04%, 07/15/38
(a)(b)
... 1,897 1,899,317
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(b)
................... 727 727,437
Series 2015-C25, Class D, 3.07%, 10/15/48 3,435 3,335,533
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
.................... 1,812 1,751,356
Series 2017-C33, Class C, 4.56%,
05/15/50
(a)
.................... 3,161 3,299,898
Morgan Stanley Capital I Trust
Series 2015-MS1, Class C, 4.03%,
05/15/48
(a)
.................... 1,530 1,540,228
Series 2015-MS1, Class D, 4.03%,
05/15/48
(a)(b)
................... 3,925 3,662,736
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 2.04%, 11/15/34
(a)(b)
.. 3,998 3,995,571
Series 2017-CLS, Class F, (LIBOR USD 1
Month + 2.60%), 2.69%, 11/15/34
(a)(b)
.. 7,904 7,884,691
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
7,130 6,290,060
Series 2017-HR2, Class D, 2.73%, 12/15/50 1,570 1,379,617
Series 2018-H3, Class C, 4.86%, 07/15/51
(a)
2,880 3,213,710
Series 2018-MP, Class E, 4.28%, 07/11/40
(a)
(b)
.......................... 2,112 1,946,451
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.55%), 2.64%, 07/15/35
(a)(b)
.. 4,040 4,004,480
Motel Trust, Series 2021-MTL6, Class F,
(LIBOR USD 1 Month + 3.55%), 3.64%,
09/15/38
(a)(b)
..................... 2,025 2,025,637
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 3.95%, 05/10/39
(a)(b)
....... 8,300 7,441,119
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (LIBOR USD 1 Month +
4.35%), 4.44%, 07/15/38
(a)(b)
.......... 1,400 1,402,049
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
STWD Trust, Series 2021-FLWR, Class G,
(LIBOR USD 1 Month + 3.67%), 3.76%,
07/15/23
(a)(b)
..................... USD 2,956 $ 2,957,832
TPGI Trust
(a)(b)
Series 2021-DGWD, Class F, (LIBOR USD 1
Month + 3.00%), 3.09%, 06/15/26 .... 5,180 5,167,138
Series 2021-DGWD, Class G, (LIBOR USD
1 Month + 3.85%), 3.94%, 06/15/26 ... 1,794 1,793,995
USDC, Series 2018, Class F, 4.49%, 05/13/38
(a)
(b)
............................ 2,550 1,932,561
VCC Trust, Series 2020-MC1, Class A, 4.50%,
06/25/45
(a)(b)
..................... 5,697 5,726,838
Velocity Commercial Capital Loan Trust, Series
2014-1, Class M6, 8.07%, 09/25/44
(a)(b)
... 85 85,425
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3, Class B, 4.50%,
09/15/57
(a)
.................... 1,600 1,737,535
Series 2015-P2, Class D, 3.24%, 12/15/48
(b)
593 521,365
Series 2016-C37, Class C, 4.43%,
12/15/49
(a)
.................... 2,803 2,932,314
Series 2016-LC25, Class C, 4.35%,
12/15/59
(a)
.................... 8,320 8,748,042
Series 2016-NXS5, Class B, 4.95%,
01/15/59
(a)
.................... 1,875 2,044,065
Series 2016-NXS5, Class D, 4.98%,
01/15/59
(a)
.................... 1,130 1,205,598
Series 2016-NXS6, Class C, 4.30%,
11/15/49
(a)
.................... 4,783 5,064,583
Series 2017-C39, Class C, 4.12%, 09/15/50 3,268 3,442,836
Series 2017-C39, Class D, 4.35%,
09/15/50
(a)(b)
................... 1,690 1,579,475
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
................... 487 398,715
Series 2018-C44, Class C, 4.83%,
05/15/51
(a)
.................... 2,346 2,585,754
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
.................... 2,150 1,963,242
Series 2018-C45, Class C, 4.73%, 06/15/51 1,158 1,255,104
WFRBS Commercial Mortgage Trust, Series
2014-C22, Class C, 3.76%, 09/15/57
(a)
... 1,300 1,338,956
682,010,868
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 0.94%,
08/10/35 ..................... 75,512 3,146,579
Series 2015-SRCH, Class XB, 0.19%,
08/10/35 ..................... 35,000 384,650
CFCRE Commercial Mortgage Trust, Series
2016-C6, Class XA, 1.10%, 11/10/49 .... 60,961 2,794,051
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.74%,
09/10/47
(b)
.................... 12,675 257,303
Series 2015-CR25, Class XA, 0.82%,
08/10/48 ..................... 12,658 338,201
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.82%,
09/15/47 ....................... 6,638 127,485
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 40,477 1,303,088
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.90%, 03/10/50
(b)
..... 39,874 1,026,190

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C15, Class XB, 0.33%,
04/15/47
(b)
.................... USD 80,982 $ 599,947
Series 2015-C26, Class XD, 1.32%,
10/15/48
(b)
.................... 12,675 600,161
Series 2016-C32, Class XA, 0.67%,
12/15/49 ..................... 30,797 890,002
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.61%, 03/15/49
(b)
..... 13,600 872,304
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.20%,
04/10/37 ..................... 40,610 478,406
Series 2017-75B, Class XB, 0.03%,
04/10/37 ..................... 27,000 80,854
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.25%,
08/15/49
(b)
.................... 11,784 592,853
Series 2016-LC25, Class XA, 0.86%,
12/15/59 ..................... 20,052 706,037
WFRBS Commercial Mortgage Trust
Series 2014-C20, Class XB, 0.57%,
05/15/47 ..................... 57,079 798,662
Series 2014-LC14, Class XA, 1.25%,
03/15/47 ..................... 25,577 586,429
15,583,202
Total Non-Agency Mortgage-Backed Securities — 5.3%
(Cost: $928,486,787) .............................. 956,419,514
Preferred Securities — 3.4%
Capital Trusts — 2.8%
Banks — 1.2%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00%
(d)
... EUR 5,600 7,315,142
Bank of America Corp.
Series Z, (LIBOR USD 3 Month + 4.17%),
6.50% ....................... USD 532 587,860
Series AA, (LIBOR USD 3 Month + 3.90%),
6.10% ....................... 48 52,800
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00% ...... 39,856 41,215,887
Series V, (SOFR + 3.23%), 4.70% ...... 13,170 13,351,087
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 7,270 7,424,488
Series Y, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.00%),
4.15% ....................... 3,740 3,753,090
HSBC Holdings plc, (USD Swap Rate 5 Year +
3.71%), 6.37% ................... 2,000 2,155,000
JPMorgan Chase & Co.
Series FF, (SOFR + 3.38%), 5.00% ..... 26,805 27,743,175
Series HH, (SOFR + 3.13%), 4.60% ..... 23,515 24,052,710
PNC Financial Services Group, Inc. (The),
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.60%),
3.40% ......................... 22,250 21,944,063
US Bancorp, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.54%),
3.70% ......................... 10,680 10,637,814
Wells Fargo & Co.
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ....................... 36,100 38,488,376
Series U, (LIBOR USD 3 Month + 3.99%),
5.87% ....................... 1,321 1,454,751
Security
Par (000)
Par (000) Value
Banks (continued)
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ....................... USD 8,065 $ 8,216,219
208,392,462
Capital Markets — 0.6%
(a)(k)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% . 21,025 21,897,537
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ....................... 21,725 22,358,284
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 10 Year + 3.08%),
4.00% ....................... 25,785 26,171,775
Goldman Sachs Group, Inc. (The)
Series Q, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.62%),
5.50% ....................... 12,030 12,811,950
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ....................... 6,755 7,109,637
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.80% ....................... 16,500 16,500,000
106,849,183
Consumer Finance — 0.4%
(a)(k)
Ally Financial, Inc., Series B, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.87%), 4.70% .................. 32,950 34,144,437
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ........ 20,150 21,610,875
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% . 9,712 11,193,080
66,948,392
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(k)
............ 16,815 17,865,937
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(k)
............ 36,050 37,221,625
Insurance — 0.1%
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85%
(a)(k)
................ 26,150 27,130,625
Oil, Gas & Consumable Fuels — 0.2%
(a)(k)
Energy Transfer LP
Series B, (LIBOR USD 3 Month + 4.16%),
6.63% ....................... 6,875 6,660,156
Series G, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.31%),
7.13% ....................... 22,050 23,069,813
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% ... 9,499 7,599,200
MPLX LP, Series B, (LIBOR USD 3 Month +
4.65%), 6.87% ................... 170 172,550
37,501,719
Total Capital Trusts — 2.8%
(Cost: $491,960,415) .............................. 501,909,943

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
Preferred Stocks — 0.5%
Banks — 0.0%
Banco Bradesco SA (Preference) ......... 87,101 $ 307,889
Beverages — 0.0%
Embotelladora Andina SA (Preference), Series
B, 0.00% ....................... 158,977 328,312
Consumer Finance — 0.1%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 1.82%
(a)(k)
................. 136,000 8,398,000
Equity Real Estate Investment Trusts (REITs)
— 0.0%
Firstar Realty LLC, 8.88%
(b)(k)
............ 5,000 5,187,500
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Preference) .............. 389 251,970
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ....... 16,194 1,450,780
Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%
(k)
..... 735,000 19,918,500
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series E, (LIBOR USD 3
Month + 5.16%), 7.60%
(a)(k)
........... 625,000 15,950,000
Petroleo Brasileiro SA (Preference) ........ 1,068,026 5,156,758
21,106,758
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) .. 639,698 35,142,470
Total Preferred Stocks — 0.5%
(Cost: $78,505,287) ............................... 92,092,179
Trust Preferreds — 0.1%
Consumer Finance — 0.1%
(a)(b)
ILFC E-Capital Trust I, 3.46%, 12/21/65 ..... 16,872,000 13,845,585
ILFC E-Capital Trust II, 3.71%, 12/21/65 .... 11,944,000 10,242,697
Total Trust Preferreds — 0.1%
(Cost: $27,894,929) ............................... 24,088,282
Total Preferred Securities — 3.4%
(Cost: $598,360,631) .............................. 618,090,404
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities — 0.0%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class
CFX, (LIBOR USD 1 Month + 0.00%),
3.66%, 04/25/28
(a)(b)
................ USD 4,627 4,466,357
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-K732, Class B,
4.06%, 05/25/25
(a)(b)
................ USD 1,500 $ 1,609,670
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes, Series 2017-44,
0.63%, 04/17/51
(a)
................. 13,726 517,172
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $6,982,693) ............................... 6,593,199
Shares
Shares
Warrants — 0.0%
Consumer Finance — 0.0%
Srisawad Corp. PCL (Issued/exercisable
08/14/20, 100 shares for 1 warrant, Expires
08/29/25, Strike Price THB 100.00)
(f)
..... 720 243
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(f)
..... 1,489 23,065
Total Warrants — 0.0%
(Cost: $0) ..................................... 23,308
Total Long-Term Investments — 97.3%
(Cost: $16,866,050,556) ............................ 17,764,346,786
Short-Term Securities — 9.3%
(q)(r)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% .................... 1,361,330,808 1,361,330,808
SL Liquidity Series, LLC, Money Market Series,
0.14%
(s)
........................ 347,170,702 347,240,137
Total Short-Term Securities — 9.3%
(Cost: $1,708,602,918) ............................ 1,708,570,945
Total Options Purchased — 0.0%
(Cost: $66,629) ................................. 84,810
Total Investments Before Options Written — 106.6%
(Cost: $18,574,720,103 ) ............................ 19,473,002,541
Total Options Written — (0.0)%
(Premium Received — $10,354) ...................... (1,500)
Total Investments Net of Options Written — 106.6%
(Cost: $18,574,709,749 ) ............................ 19,473,001,041
Liabilities in Excess of Other Assets — (6.6)% ............. (1,212,752,072)
Net Assets — 100.0% ............................... $ 18,260,248,969
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Non-income producing security.
(g)
All or a portion of this security is on loan.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Convertible security.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Zero-coupon bond.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Fixed rate.
(p)
Rounds to less than 1,000.
(q)
Affiliate of the Fund.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/21
Shares
Held at
10/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,361,801,474 $ — $ (470,666) $ — $ — $ 1,361,330,808 1,361,330,808 $ 10,587 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 379,899,919 — (32,622,714) (5,014) (32,054) 347,240,137 347,170,702 1,484,953
(b)
—
iShares 1-5 Year Investment
Grade Corporate Bond ETF .. 44,537,320 — — — (502,789) 44,034,531 810,949 164,938 —
iShares Core Dividend Growth
ETF .................. 400,880,726 — (236,928,147) 31,059,813 (30,270,235) 164,742,157 3,100,737 1,939,509 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 361,179,194 — — — (3,741,724) 357,437,470 4,111,785 3,484,384 —
$ 31,054,799 $ (34,546,802) $ 2,274,785,103 $ 7,084,371 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
EURO STOXX 50 Index ..................................................... 2,699 12/17/21 $ 132,196 $ 3,408,901
MSCI Emerging Markets E-Mini Index ............................................ 206 12/17/21 12,999 (84,226)
S&P 500 E-Mini Index ...................................................... 200 12/17/21 45,970 319,692
3,644,367
Short Contracts
Euro-Bund .............................................................. 35 12/08/21 6,802 188,381
GBP Currency ............................................................ 4,127 12/13/21 353,091 2,240,790
JPY Currency ............................................................ 753 12/13/21 82,642 2,490,651
U.S. Treasury 10 Year Note ................................................... 2,932 12/21/21 383,130 6,604,932
U.S. Treasury 10 Year Ultra Note ............................................... 6 12/21/21 870 13,606
U.S. Treasury Long Bond .................................................... 16 12/21/21 2,574 34,490
U.S. Treasury Ultra Bond .................................................... 36 12/21/21 7,071 24,241
Long Gilt ............................................................... 13 12/29/21 2,222 76,985
U.S. Treasury 2 Year Note .................................................... 14 12/31/21 3,069 12,838
U.S. Treasury 5 Year Note .................................................... 867 12/31/21 105,523 1,404,412
13,091,326
$ 16,735,693
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 350,000 USD 476,762 BNP Paribas SA 11/12/21 $ 2,234
USD 719,658 EUR 620,000 Bank of New York Mellon 11/12/21 2,799
USD 7,778,840 EUR 6,700,000 BNP Paribas SA 11/12/21 32,136
USD 941,796 EUR 810,000 Citibank NA 11/12/21 5,254
USD 1,939,038 EUR 1,670,000 JPMorgan Chase Bank NA 11/12/21 8,144
USD 407,107 EUR 350,000 Natwest Markets plc 11/12/21 2,430
USD 1,749,638 EUR 1,500,000 Toronto Dominion Bank 11/12/21 15,301
USD 483,887 GBP 350,000 Natwest Markets plc 11/12/21 4,890
AUD 317,000 USD 235,220 Bank of New York Mellon 01/14/22 3,300
CAD 18,453,000 USD 14,911,238 Westpac Banking Corp. 01/14/22 1,293
KRW 1,530,726,000 USD 1,277,468 Deutsche Bank AG 01/14/22 23,640
NZD 8,704,000 USD 6,114,099 Westpac Banking Corp. 01/14/22 115,095
USD 389,483 EUR 334,000 Bank of America NA 01/14/22 2,621
USD 1,951,052 GBP 1,423,000 Barclays Bank plc 01/14/22 3,037
USD 624,257 JPY 71,078,000 UBS AG 01/14/22 12
USD 4,475,280 EUR 3,849,292 State Street Bank and Trust Co. 01/20/22 16,216
238,402
EUR 730,000 USD 844,420 Bank of America NA 11/12/21 (376)
USD 1,487,823 CHF 1,380,000 UBS AG 11/12/21 (19,775)
USD 128,936,291 EUR 111,540,000 JPMorgan Chase Bank NA 11/12/21 (28,983)
USD 241,686,531 EUR 209,060,000 Morgan Stanley & Co. International plc 11/12/21 (33,750)
USD 35,465,194 GBP 26,050,000 Morgan Stanley & Co. International plc 11/12/21 (185,868)
USD 27,453,257 GBP 20,160,000 Toronto Dominion Bank 11/12/21 (136,970)
CAD 19,000 USD 15,373 Bank of New York Mellon 01/14/22 (18)
CAD 407,000 USD 329,049 Deutsche Bank AG 01/14/22 (138)
EUR 3,561,000 USD 4,141,493 Bank of New York Mellon 01/14/22 (16,892)
EUR 1,829,000 USD 2,133,973 Westpac Banking Corp. 01/14/22 (15,496)
HKD 2,499,000 USD 321,440 Citibank NA 01/14/22 (193)
HKD 23,207,000 USD 2,984,180 UBS AG 01/14/22 (910)
JPY 418,589,000 USD 3,691,590 UBS AG 01/14/22 (15,317)
USD 655,577 AUD 883,000 Westpac Banking Corp. 01/14/22 (8,819)

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 436,413 CHF 399,000 Deutsche Bank AG 01/14/22 $ (385)
USD 4,231,045 CHF 3,888,000 UBS AG 01/14/22 (25,275)
USD 270,842 JPY 30,958,000 Bank of America NA 01/14/22 (1,048)
(490,213)
$ (251,811)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10 Year Note ..................... 96 11/26/21 USD 133.00 USD 9,600 $ 6,000
EURO STOXX Bank Index ..................... 270 12/17/21 EUR 100.00 EUR 1,386 78,810
$ 84,810
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10 Year Note ...................... 96 11/26/21 USD 134.50 USD 9,600 $ (1,500)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.37.V1 ................... 1.00 % Quarterly 12/20/26 USD 11,400 $ (284,990) $ (264,969) $ (20,021)
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate AG . 5.00 % Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB+ EUR 420 $ 5,540 $ 59,986 $ (54,446)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 360 51,918 39,882 12,036
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 320 5,578 34,335 (28,757)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 290 5,056 27,849 (22,793)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB- EUR 140 16,964 6,697 10,267
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB- EUR 100 12,117 8,615 3,502
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 450 32,854 34,774 (1,920)
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 39,773 18,497 21,276
CMBX.NA.9.A ........ 2.00 Monthly
Credit Suisse
International 09/17/58 NR USD 3,750 (2,847) (105,527) 102,680

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks used in determining the variable rate of interest:
(c)
Amount includes $8,036 of net dividends and financing fees.
(e)
Amount includes $2,210 of net dividends and financing fees.
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3.00 % Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 3,750 $ (315,176) $ (352,895) $ 37,719
$ (148,223) $ (227,787) $ 79,564
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/23 $ 11,990,415 $ 142,315
(c)
$ 12,124,694 0.1%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 19,319,655 651,226
(e)
19,968,671 0.1
$ 793,541 $ 32,093,365
(b) (d)
Range: 95 basis points 60-95 basis points
Benchmarks: USD Overnight Bank Funding Rate USD Overnight Bank Funding Rate
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of October
31, 2021, expiration date 02/10/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Vietnam
Vietnam Dairy Products JSC .. 3,041,400 $ 12,124,694 100.0%
Total Reference Entity — Long ............ 12,124,694
Net Value of Reference Entity — HSBC Bank plc $ 12,124,694
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of October 31, 2021, expiration date 02/08/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Egypt
Commercial International Bank
Egypt SAE ............ 1,114,108 3,626,874 18.2
Shares Value
% of Basket
Value
Russia
X5 Retail Group NV, GDR ... 219,374 $ 7,473,199 37.4%
United Kingdom
Prudential PLC ........... 434,566 8,868,598 44.4
Total Reference Entity — Long ............ 19,968,671
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 19,968,671

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
THB Thai Baht
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 1,483,952,836 $ 1,674,049 $ 1,485,626,885
Common Stocks
Aerospace & Defense .................................... 1,288,955 6,757,233 — 8,046,188
Air Freight & Logistics .................................... 3,519,872 7,633,413 — 11,153,285
Airlines .............................................. 19,062,781 1,067,628 — 20,130,409
Auto Components ...................................... 644,793 2,443,465 — 3,088,258
Automobiles .......................................... 11,528,780 11,848,391 — 23,377,171
Banks ............................................... 111,358,724 211,901,975 — 323,260,699
Beverages ........................................... 14,302,557 46,530,347 — 60,832,904
Biotechnology ......................................... 41,879,902 653,150 — 42,533,052
Building Products ....................................... 2,985,857 17,201,013 — 20,186,870
Capital Markets ........................................ 44,790,104 — — 44,790,104
Chemicals ............................................ 22,718,601 43,606,519 — 66,325,120
Commercial Services & Supplies ............................. 2,115,120 — 3,420 2,118,540
Communications Equipment ................................ 4,767,152 13,599,181 — 18,366,333
Construction & Engineering ................................ 253,367 10,953,917 — 11,207,284
Construction Materials .................................... 544,453 14,467,336 — 15,011,789
Consumer Finance ...................................... 37,422,277 15,929,050 — 53,351,327
Containers & Packaging .................................. 1,542,628 — — 1,542,628
Distributors ........................................... 5,354,255 — — 5,354,255
Diversified Financial Services ............................... 6,539,561 — — 6,539,561
Diversified Telecommunication Services ........................ 37,269,361 65,841,452 — 103,110,813
Electric Utilities ........................................ 117,992,904 58,851,168 — 176,844,072
Electrical Equipment ..................................... 4,096,594 28,076,106 — 32,172,700
Electronic Equipment, Instruments & Components ................. 16,298,780 18,041,855 — 34,340,635
Energy Equipment & Services .............................. 11,295,824 180,842 — 11,476,666
Entertainment ......................................... 11,478,735 11,984,981 — 23,463,716

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Level 1 Level 2 Level 3 Total
Equity Real Estate Investment Trusts (REITs) .................... $ 585,469,416 $ 96,294,590 $ — $ 681,764,006
Food & Staples Retailing .................................. 43,881,590 11,580,207 — 55,461,797
Food Products ......................................... 9,515,659 52,715,538 — 62,231,197
Gas Utilities ........................................... 6,257,500 29,303,102 — 35,560,602
Health Care Equipment & Supplies ........................... 35,102,683 8,909,273 — 44,011,956
Health Care Providers & Services ............................ 51,523,559 4,637,904 — 56,161,463
Health Care Technology .................................. 2,773,937 223,935 — 2,997,872
Hotels, Restaurants & Leisure .............................. 22,460,895 13,580,888 — 36,041,783
Household Durables ..................................... 2,514,797 36,355,715 — 38,870,512
Household Products ..................................... 7,834,011 18,023,928 — 25,857,939
Independent Power and Renewable Electricity Producers ............ 2,391,851 921,465 — 3,313,316
Industrial Conglomerates .................................. 9,147,280 7,740,221 — 16,887,501
Insurance ............................................ 70,949,511 98,178,456 — 169,127,967
Interactive Media & Services ............................... 56,553,962 52,314,659 — 108,868,621
Internet & Direct Marketing Retail ............................ 26,930,060 1,083,231 — 28,013,291
IT Services ........................................... 104,737,026 65,957,479 — 170,694,505
Leisure Products ....................................... 17,113,365 — — 17,113,365
Life Sciences Tools & Services .............................. 9,509,856 20,108,278 — 29,618,134
Machinery ............................................ 29,808,848 50,038,933 — 79,847,781
Marine .............................................. — 3,481,898 — 3,481,898
Media ............................................... 31,156,213 3,280,964 — 34,437,177
Metals & Mining ........................................ 7,722,697 23,351,115 — 31,073,812
Multiline Retail ......................................... 14,667,959 — — 14,667,959
Multi-Utilities .......................................... 89,200,091 12,267,811 — 101,467,902
Oil, Gas & Consumable Fuels ............................... 105,929,010 74,828,957 — 180,757,967
Paper & Forest Products .................................. 2,080,394 — — 2,080,394
Personal Products ...................................... 9,874,606 36,837,381 — 46,711,987
Pharmaceuticals ....................................... 71,727,275 136,122,650 — 207,849,925
Professional Services .................................... 3,246,157 54,199,226 — 57,445,383
Real Estate Management & Development ....................... 20,478,474 125,262,499 — 145,740,973
Road & Rail ........................................... 34,138,273 4,857,461 — 38,995,734
Semiconductors & Semiconductor Equipment .................... 55,689,141 126,341,607 — 182,030,748
Software ............................................. 130,461,703 11,008,052 — 141,469,755
Specialty Retail ........................................ 15,116,667 22,760,182 — 37,876,849
Technology Hardware, Storage & Peripherals .................... 54,251,695 18,708,961 — 72,960,656
Textiles, Apparel & Luxury Goods ............................ 3,027,522 47,053,147 — 50,080,669
Thrifts & Mortgage Finance ................................ — 15,881,670 — 15,881,670
Tobacco ............................................. 21,285,758 11,182,679 — 32,468,437
Trading Companies & Distributors ............................ 3,815,429 39,748,850 — 43,564,279
Transportation Infrastructure ............................... 17,511,116 117,409,577 — 134,920,693
Water Utilities ......................................... 4,548,536 6,247,145 — 10,795,681
Wireless Telecommunication Services ......................... 5,279,772 27,516,393 62,985 32,859,150
Corporate Bonds
Aerospace & Defense .................................... — 102,631,520 — 102,631,520
Air Freight & Logistics .................................... — 1,796,348 — 1,796,348
Airlines .............................................. — 79,938,174 — 79,938,174
Auto Components ...................................... — 78,476,448 — 78,476,448
Automobiles .......................................... — 40,967,809 — 40,967,809
Banks ............................................... — 719,924,428 — 719,924,428
Beverages ........................................... — 19,567,176 — 19,567,176
Biotechnology ......................................... — 14,101,483 — 14,101,483
Building Products ....................................... — 43,592,323 — 43,592,323
Capital Markets ........................................ — 213,446,070 — 213,446,070
Chemicals ............................................ — 99,400,642 — 99,400,642
Commercial Services & Supplies ............................. — 124,950,908 — 124,950,908
Communications Equipment ................................ — 39,118,084 — 39,118,084
Construction & Engineering ................................ — 35,251,278 — 35,251,278
Construction Materials .................................... — 3,075,431 — 3,075,431
Consumer Finance ...................................... — 172,350,320 — 172,350,320
Containers & Packaging .................................. — 89,632,260 — 89,632,260
Distributors ........................................... — 6,834,850 — 6,834,850
Diversified Consumer Services .............................. — 18,158,526 — 18,158,526
Diversified Financial Services ............................... — 53,602,586 — 53,602,586
Diversified Telecommunication Services ........................ — 286,568,225 — 286,568,225
Electric Utilities ........................................ — 113,987,932 — 113,987,932
Electrical Equipment ..................................... — 16,662,649 — 16,662,649

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Level 1 Level 2 Level 3 Total
Electronic Equipment, Instruments & Components ................. $ — $ 8,564,734 $ — $ 8,564,734
Energy Equipment & Services .............................. — 27,504,923 — 27,504,923
Entertainment ......................................... — 35,830,883 — 35,830,883
Equity Real Estate Investment Trusts (REITs) .................... — 140,676,478 — 140,676,478
Food & Staples Retailing .................................. — 27,042,520 — 27,042,520
Food Products ......................................... — 98,317,308 — 98,317,308
Gaming ............................................. — 269,117 — 269,117
Gas Utilities ........................................... — 7,947,138 — 7,947,138
Health Care Equipment & Supplies ........................... — 40,215,088 — 40,215,088
Health Care Providers & Services ............................ — 206,291,739 — 206,291,739
Health Care Technology .................................. — 7,211,034 — 7,211,034
Hotels, Restaurants & Leisure .............................. — 267,844,135 — 267,844,135
Household Durables ..................................... — 45,039,110 — 45,039,110
Household Products ..................................... — 7,685,533 — 7,685,533
Independent Power and Renewable Electricity Producers ............ — 26,535,057 — 26,535,057
Industrial Conglomerates .................................. — 2,448,860 — 2,448,860
Insurance ............................................ — 136,272,385 — 136,272,385
Interactive Media & Services ............................... — 10,237,923 — 10,237,923
Internet & Direct Marketing Retail ............................ — 25,920,928 — 25,920,928
IT Services ........................................... — 64,218,698 — 64,218,698
Leisure Products ....................................... — 8,516,400 — 8,516,400
Life Sciences Tools & Services .............................. — 10,715,638 — 10,715,638
Machinery ............................................ — 41,850,185 — 41,850,185
Marine .............................................. — 5,496,448 — 5,496,448
Media ............................................... — 253,461,053 — 253,461,053
Metals & Mining ........................................ — 140,054,687 — 140,054,687
Mortgage Real Estate Investment Trusts (REITs) .................. — 2,252,884 — 2,252,884
Multiline Retail ......................................... — 5,481,464 — 5,481,464
Multi-Utilities .......................................... — 6,644,997 — 6,644,997
Oil, Gas & Consumable Fuels ............................... — 562,836,386 — 562,836,386
Paper & Forest Products .................................. — 7,029,496 — 7,029,496
Personal Products ...................................... — 7,465,267 — 7,465,267
Pharmaceuticals ....................................... — 103,913,308 — 103,913,308
Professional Services .................................... — 22,031,219 — 22,031,219
Real Estate Management & Development ....................... — 280,131,678 — 280,131,678
Road & Rail ........................................... — 59,130,536 — 59,130,536
Semiconductors & Semiconductor Equipment .................... — 34,682,232 — 34,682,232
Software ............................................. — 120,336,435 — 120,336,435
Specialty Retail ........................................ — 92,803,611 — 92,803,611
Technology Hardware, Storage & Peripherals .................... — 13,939,873 — 13,939,873
Textiles, Apparel & Luxury Goods ............................ — 13,551,482 — 13,551,482
Thrifts & Mortgage Finance ................................ — 37,737,274 — 37,737,274
Tobacco ............................................. — 12,209,508 — 12,209,508
Trading Companies & Distributors ............................ — 40,997,990 — 40,997,990
Transportation Infrastructure ............................... — 7,861,848 — 7,861,848
Water Utilities ......................................... — 2,282,627 — 2,282,627
Wireless Telecommunication Services ......................... — 126,264,935 — 126,264,935
Equity-Linked Notes ...................................... — 2,430,549,130 — 2,430,549,130
Floating Rate Loan Interests
Aerospace & Defense .................................... — 37,935,173 — 37,935,173
Air Freight & Logistics .................................... — 510,637 — 510,637
Airlines .............................................. — 20,296,358 — 20,296,358
Auto Components ...................................... — 20,697,733 — 20,697,733
Automobiles .......................................... — 7,569,038 — 7,569,038
Banks ............................................... — — 10,547,000 10,547,000
Building Products ....................................... — 20,965,449 — 20,965,449
Capital Markets ........................................ — 14,743,982 — 14,743,982
Chemicals ............................................ — 46,701,916 — 46,701,916
Commercial Services & Supplies ............................. — 42,659,460 921,047 43,580,507
Construction & Engineering ................................ — 19,524,448 — 19,524,448
Construction Materials .................................... — 10,371,147 — 10,371,147
Containers & Packaging .................................. — 25,283,973 — 25,283,973
Distributors ........................................... — 1,344,245 — 1,344,245
Diversified Consumer Services .............................. — 29,165,774 2,940,778 32,106,552
Diversified Financial Services ............................... — 132,364,355 89,165,967 221,530,322
Diversified Telecommunication Services ........................ — 35,011,749 — 35,011,749

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Level 1 Level 2 Level 3 Total
Electric Utilities ........................................ $ — $ 3,048,356 $ — $ 3,048,356
Electrical Equipment ..................................... — 2,153,414 — 2,153,414
Entertainment ......................................... — 16,091,739 — 16,091,739
Food & Staples Retailing .................................. — 9,059,403 — 9,059,403
Food Products ......................................... — 30,805,725 — 30,805,725
Health Care Equipment & Supplies ........................... — 7,461,326 — 7,461,326
Health Care Providers & Services ............................ — 22,990,576 — 22,990,576
Health Care Technology .................................. — 16,021,004 — 16,021,004
Hotels, Restaurants & Leisure .............................. — 43,924,548 13,730,493 57,655,041
Household Durables ..................................... — 9,006,970 — 9,006,970
Household Products ..................................... — 2,329,837 — 2,329,837
Independent Power and Renewable Electricity Producers ............ — 1,566,083 — 1,566,083
Industrial Conglomerates .................................. — 3,440,203 — 3,440,203
Insurance ............................................ — 66,636,184 — 66,636,184
Interactive Media & Services ............................... — 21,398,192 — 21,398,192
Internet & Direct Marketing Retail ............................ — 5,670,619 437,000 6,107,619
IT Services ........................................... — 55,008,836 — 55,008,836
Life Sciences Tools & Services .............................. — 35,685,020 — 35,685,020
Machinery ............................................ — 43,953,806 — 43,953,806
Media ............................................... — 65,724,264 5,706,992 71,431,256
Metals & Mining ........................................ — 10,167,397 — 10,167,397
Oil, Gas & Consumable Fuels ............................... — 5,458,388 — 5,458,388
Personal Products ...................................... — 13,707,194 — 13,707,194
Pharmaceuticals ....................................... — 20,383,091 1,342,255 21,725,346
Professional Services .................................... — 18,054,282 — 18,054,282
Road & Rail ........................................... — 5,695,339 — 5,695,339
Semiconductors & Semiconductor Equipment .................... — 4,539,668 — 4,539,668
Software ............................................. — 153,418,259 3,476,691 156,894,950
Specialty Retail ........................................ — 23,709,097 — 23,709,097
Trading Companies & Distributors ............................ — 13,129,262 — 13,129,262
Transportation Infrastructure ............................... — 1,457,029 — 1,457,029
Wireless Telecommunication Services ......................... — 12,462,336 — 12,462,336
Foreign Agency Obligations ................................. — 81,500,366 — 81,500,366
Foreign Government Obligations .............................. — 298,806,220 — 298,806,220
Investment Companies .................................... 568,690,446 — — 568,690,446
Non-Agency Mortgage-Backed Securities ........................ — 907,499,039 48,920,475 956,419,514
Preferred Securities
Banks ............................................... 307,889 208,392,462 — 208,700,351
Beverages ........................................... 328,312 — — 328,312
Capital Markets ........................................ — 106,849,183 — 106,849,183
Consumer Finance ...................................... 8,398,000 91,036,674 — 99,434,674
Diversified Financial Services ............................... — 17,865,937 — 17,865,937
Electric Utilities ........................................ — 37,221,625 — 37,221,625
Equity Real Estate Investment Trusts (REITs) .................... 5,187,500 — — 5,187,500
Health Care Equipment & Supplies ........................... — 251,970 — 251,970
Household Products ..................................... — 1,450,780 — 1,450,780
Insurance ............................................ 19,918,500 27,130,625 — 47,049,125
Oil, Gas & Consumable Fuels ............................... 21,106,758 37,501,719 — 58,608,477
Technology Hardware, Storage & Peripherals .................... — 35,142,470 — 35,142,470
U.S. Government Sponsored Agency Securities .................... — 6,593,199 — 6,593,199
Warrants .............................................. 23,308 — — 23,308
Short-Term Securities ....................................... 1,361,330,808 — — 1,361,330,808
Options Purchased
Equity contracts .......................................... 78,810 — — 78,810
Interest rate contracts ...................................... 6,000 — — 6,000
Unfunded Floating Rate Loan Interests
(a)
.............................. — 2,664 26,407 29,071
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (5,543) (5,543)
$ 4,312,112,562 $ 14,634,723,354 $ 178,950,016 $ 19,125,785,932
Investments Valued at NAV
(b)
..................................... 347,240,137
$ —
$ 19,473,026,069
$ —
Derivative Financial Instru ments
(c)
Assets
Credit contracts ........................................... $ — $ 187,480 $ — $ 187,480

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Level 1 Level 2 Level 3 Total
Equity contracts ........................................... $ 3,728,593 $ 793,541 $ — $ 4,522,134
Foreign currency exchange contracts ............................ 4,731,441 238,402 — 4,969,843
Interest rate contracts ....................................... 8,359,885 — — 8,359,885
Liabilities
Credit contracts ........................................... — (127,937) — (127,937)
Equity contracts ........................................... (84,226) — — (84,226)
Foreign currency exchange contracts ............................ — (490,213) — (490,213)
Interest rate contracts ....................................... (1,500) — — (1,500)
$ 16,734,193 $ 601,273 $ — $ 17,335,466
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2021 ............................................ $ 86,050,284 $ 67,395 $ 147,229,472 $ 50,295,397 $ (6,785) $ 283,635,763
Transfers into Level 3 ...................................................... — — 935,296 — — 935,296
Transfers out of Level 3 ..................................................... (80,821,057) — (31,764,649) (1,334,500) — (113,920,206)
Other ................................................................ — — — — — —
Accrued discounts/premiums .................................................. 612 — 2,503 — — 3,115
Net realized gain (loss) ..................................................... (15,143) — 12,895 — — (2,248)
Net change in unrealized appreciation (depreciation)
(a)
................................. (40,515) (990) (1,694,869) (40,422) 27,649 (1,749,147)
Purchases .............................................................. — — 111,411,739 — — 111,411,739
Sales ................................................................. (3,500,132) — (97,864,164) — — (101,364,296)
Closing balance, as of October 31, 2021 ..........................................
$ 1,674,049 $ 66,405 $ 128,268,223 $ 48,920,475 $ 20,864 $ 178,950,016
Net change in unrealized appreciation (depreciation) on investments still held a t October 31, 2021
(a)
...
$ (32,345) $ (990) $ (1,695,666) $ (40,422) $ 27,649 $ (1,741,774)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.